PACIFIC FUNDSSM

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION CONSERVATIVE

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	594,500	$6,533,551
Pacific Funds Floating Rate Income ‘P’	356,478	3,543,391
Pacific Funds High Income ‘P’	1,746,498	17,866,671
PF Inflation Managed Fund ‘P’	1,404,977	12,841,489
PF Managed Bond Fund ‘P’	7,472,394	81,747,988
PF Short Duration Bond Fund ‘P’	4,112,139	40,915,786
PF Emerging Markets Debt Fund ‘P’	1,295,065	11,733,291
Pacific Funds Small-Cap Growth ‘P’ *	56,429	692,390
PF Developing Growth Fund ‘P’	26,228	452,429
PF Growth Fund ‘P’	72,843	2,246,469
PF Large-Cap Value Fund ‘P’	359,139	4,593,392
PF Multi-Asset Fund ‘P’	3,456,013	37,739,659
PF Small-Cap Value Fund ‘P’	146,977	1,219,911
PF Emerging Markets Fund ‘P’	181,560	2,331,226
PF International Large-Cap Fund ‘P’	66,887	760,509
PF International Value Fund ‘P’	92,063	729,142
PF Real Estate Fund ‘P’	270,628	3,599,349
PF Currency Strategies Fund ‘P’ *	712,536	6,669,339

Total Affiliated Mutual Funds (Cost $223,241,038)		236,215,982

TOTAL INVESTMENTS - 100.1% (Cost $223,241,038)		236,215,982

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(345,961)

NET ASSETS - 100.0%		$235,870,021

Notes to Schedule of Investments

(a)	The Fund’s investments are affiliated mutual funds.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$236,215,982	$236,215,982	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	717,211	$7,882,150
Pacific Funds Floating Rate Income ‘P’	342,556	3,405,009
Pacific Funds High Income ‘P’	2,518,500	25,764,251
PF Inflation Managed Fund ‘P’	917,576	8,386,644
PF Managed Bond Fund ‘P’	8,924,532	97,634,385
PF Short Duration Bond Fund ‘P’	3,379,101	33,622,050
PF Emerging Markets Debt Fund ‘P’	1,670,279	15,132,726
Pacific Funds Small-Cap Growth ‘P’ *	80,939	993,119
PF Developing Growth Fund ‘P’	37,410	645,322
PF Growth Fund ‘P’	300,159	9,256,890
PF Large-Cap Value Fund ‘P’	1,607,388	20,558,491
PF Multi-Asset Fund ‘P’	7,140,114	77,970,048
PF Small-Cap Value Fund ‘P’	422,450	3,506,332
PF Emerging Markets Fund ‘P’	534,271	6,860,039
PF International Large-Cap Fund ‘P’	409,532	4,656,377
PF International Small-Cap Fund ‘P’	171,462	1,702,618
PF International Value Fund ‘P’	619,789	4,908,725
PF Real Estate Fund ‘P’	770,328	10,245,369
PF Currency Strategies Fund ‘P’ *	1,022,466	9,570,285

Total Affiliated Mutual Funds (Cost $319,979,613)		342,700,830

TOTAL INVESTMENTS - 100.1% (Cost $319,979,613)		342,700,830

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(452,005)

NET ASSETS - 100.0%		$342,248,825

Notes to Schedule of Investments

(a)	The Fund’s investments are affiliated mutual funds.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$342,700,830	$342,700,830	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	1,503,892	$16,527,773
Pacific Funds Floating Rate Income ‘P’	531,242	5,280,546
Pacific Funds High Income ‘P’	4,722,539	48,311,569
PF Inflation Managed Fund ‘P’	1,150,026	10,511,236
PF Managed Bond Fund ‘P’	19,762,839	216,205,457
PF Short Duration Bond Fund ‘P’	6,870,115	68,357,646
PF Emerging Markets Debt Fund ‘P’	2,317,109	20,993,009
Pacific Funds Small-Cap Growth ‘P’ *	506,165	6,210,644
PF Developing Growth Fund ‘P’	234,425	4,043,834
PF Growth Fund ‘P’	2,685,073	82,807,661
PF Large-Cap Value Fund ‘P’	6,230,481	79,687,849
PF Multi-Asset Fund ‘P’	35,613,626	388,900,801
PF Small-Cap Value Fund ‘P’	1,966,021	16,317,977
PF Emerging Markets Fund ‘P’	2,126,252	27,301,078
PF International Large-Cap Fund ‘P’	1,668,587	18,971,834
PF International Small-Cap Fund ‘P’	544,639	5,408,262
PF International Value Fund ‘P’	2,716,575	21,515,273
PF Real Estate Fund ‘P’	2,406,059	32,000,590
PF Currency Strategies Fund ‘P’ *	2,098,604	19,642,933

Total Affiliated Mutual Funds (Cost $959,527,485)		1,088,995,972

TOTAL INVESTMENTS - 100.1% (Cost $959,527,485)		1,088,995,972

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,373,275)

NET ASSETS - 100.0%		$1,087,622,697

Notes to Schedule of Investments

(a)	The Fund’s investments are affiliated mutual funds.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,088,995,972	$1,088,995,972	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION GROWTH

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	536,838	$5,899,854
Pacific Funds High Income ‘P’	2,480,500	25,375,515
PF Inflation Managed Fund ‘P’	453,878	4,148,448
PF Managed Bond Fund ‘P’	7,525,113	82,324,740
PF Short Duration Bond Fund ‘P’	2,485,299	24,728,728
PF Emerging Markets Debt Fund ‘P’	1,365,079	12,367,616
Pacific Funds Small-Cap Growth ‘P’ *	576,987	7,079,634
PF Developing Growth Fund ‘P’	270,864	4,672,411
PF Growth Fund ‘P’	2,096,090	64,643,413
PF Large-Cap Value Fund ‘P’	4,460,634	57,051,511
PF Multi-Asset Fund ‘P’	39,357,510	429,784,007
PF Small-Cap Value Fund ‘P’	3,148,810	26,135,121
PF Emerging Markets Fund ‘P’	2,707,920	34,769,693
PF International Large-Cap Fund ‘P’	1,359,995	15,463,140
PF International Small-Cap Fund ‘P’	886,854	8,806,459
PF International Value Fund ‘P’	2,148,899	17,019,279
PF Real Estate Fund ‘P’	2,528,714	33,631,891
PF Currency Strategies Fund ‘P’ *	1,223,779	11,454,569

Total Affiliated Mutual Funds (Cost $746,165,353)		865,356,029

TOTAL INVESTMENTS - 100.1% (Cost $746,165,353)		865,356,029

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,220,145)

NET ASSETS - 100.0%		$864,135,884

Notes to Schedule of Investments

(a)	The Fund’s investments are affiliated mutual funds.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$865,356,029	$865,356,029	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	41,623	$457,438
Pacific Funds High Income ‘P’	149,985	1,534,348
PF Managed Bond Fund ‘P’	513,246	5,614,912
PF Short Duration Bond Fund ‘P’	447,782	4,455,433
PF Emerging Markets Debt Fund ‘P’	166,436	1,507,907
Pacific Funds Small-Cap Growth ‘P’ *	357,586	4,387,580
PF Developing Growth Fund ‘P’	167,417	2,887,941
PF Growth Fund ‘P’	1,210,256	37,324,298
PF Large-Cap Value Fund ‘P’	1,376,324	17,603,178
PF Multi-Asset Fund ‘P’	16,786,424	183,307,755
PF Small-Cap Value Fund ‘P’	1,882,401	15,623,926
PF Emerging Markets Fund ‘P’	1,123,016	14,419,519
PF International Large-Cap Fund ‘P’	498,996	5,673,582
PF International Small-Cap Fund ‘P’	313,084	3,108,926
PF International Value Fund ‘P’	817,837	6,477,268
PF Real Estate Fund ‘P’	932,467	12,401,808
PF Currency Strategies Fund ‘P’ *	288,867	2,703,793

Total Affiliated Mutual Funds (Cost $267,720,977)		319,489,612

TOTAL INVESTMENTS - 100.1% (Cost $267,720,977)		319,489,612

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(347,935)

NET ASSETS - 100.0%		$319,141,677

Notes to Schedule of Investments

(a)	The Fund’s investments are affiliated mutual funds.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$319,489,612	$319,489,612	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDSSM ULTRA SHORT INCOME

Schedule of Investments

December 31, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 63.4%

Basic Materials - 2.2%

Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	$150,000	$154,200
Glencore Funding LLC (Switzerland) 2.875% due 04/16/20 ~	200,000	200,277
Syngenta Finance NV (Switzerland) 3.698% due 04/24/20 ~	200,000	200,641

		555,118

Communications - 7.0%

AT&T Inc 2.951% (USD LIBOR + 0.950%) due 07/15/21 §	400,000	403,910
3.875% due 08/15/21	100,000	103,035
Charter Communications Operating LLC 3.579% due 07/23/20	250,000	251,613
Comcast Corp 2.349% (USD LIBOR + 0.440%) due 10/01/21 §	250,000	251,295
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	393,750	397,747
Verizon Communications Inc 2.894% (USD LIBOR + 1.000%) due 03/16/22 §	375,000	381,386

		1,788,986

Consumer, Cyclical - 7.9%

British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	100,000	103,095
4.625% due 12/20/25 ~	143,611	152,135
Delta Air Lines Pass-Through Trust ‘A’ 4.750% due 11/07/21	385,397	388,678
Ford Motor Credit Co LLC 2.681% due 01/09/20	250,000	250,020
Hasbro Inc 2.600% due 11/19/22	200,000	201,252
Hyatt Hotels Corp 3.375% due 07/15/23	100,000	102,450
Las Vegas Sands Corp 2.900% due 06/25/25	300,000	303,765
Marriott International Inc
2.300% due 01/15/22	100,000	100,465
2.535% (USD LIBOR + 0.650%) due 03/08/21 §	250,000	250,980
McDonald’s Corp 2.366% (USD LIBOR + 0.430%) due 10/28/21 §	150,000	150,519

		2,003,359

Consumer, Non-Cyclical - 7.5%

AbbVie Inc 2.150% due 11/19/21 ~	450,000	451,034
Cigna Corp 2.550% (USD LIBOR + 0.650%) due 09/17/21 §	375,000	375,023
CVS Health Corp 2.605% (USD LIBOR + 0.720%) due 03/09/21 §	125,000	125,796

	Principal Amount	Value
General Mills Inc 2.541% (USD LIBOR + 0.540%) due 04/16/21 §	$350,000	$351,214
Imperial Brands Finance PLC (United Kingdom) 2.950% due 07/21/20 ~	200,000	200,583
Keurig Dr Pepper Inc 3.130% due 12/15/23	100,000	102,810
Tyson Foods Inc 2.457% (USD LIBOR + 0.550%) due 06/02/20 §	300,000	300,421

		1,906,881

Energy - 7.4%

Diamondback Energy Inc 2.875% due 12/01/24	250,000	252,854
Energy Transfer Operating LP 7.500% due 10/15/20	250,000	259,845
Exxon Mobil Corp 2.234% (USD LIBOR + 0.330%) due 08/16/22 §	250,000	251,263
Kinder Morgan Energy Partners LP 6.500% due 04/01/20	250,000	252,645
MPLX LP 2.785% (USD LIBOR + 0.900%) due 09/09/21 §	150,000	150,475
Occidental Petroleum Corp 2.854% (USD LIBOR + 0.950%) due 02/08/21 §	500,000	503,273
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	200,000	205,586

		1,875,941

Financial - 24.4%

American Express Credit Corp 2.606% (USD LIBOR + 0.700%) due 03/03/22 §	103,000	103,894
AvalonBay Communities Inc REIT
2.431% (USD LIBOR + 0.430%) due 01/15/21 §	400,000	399,958
3.625% due 10/01/20	200,000	201,615
Bank of America Corp
2.314% (USD LIBOR + 0.380%) due 01/23/22 §	100,000	100,133
2.597% (USD LIBOR + 0.650%) due 06/25/22 §	250,000	251,413
Capital One NA 2.150% due 09/06/22	250,000	250,481
Citigroup Inc 2.900% (USD LIBOR + 0.960%) due 04/25/22 §	350,000	354,714
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	200,000	209,220
HSBC Holdings PLC (United Kingdom) 3.400% (USD LIBOR + 1.500%) due 01/05/22 §	200,000	204,020
Jackson National Life Global Funding 2.677% (USD LIBOR + 0.730%) due 06/27/22 § ~	250,000	252,755
JPMorgan Chase & Co 2.509% (USD LIBOR + 0.610%) due 06/18/22 §	500,000	502,079
Mitsubishi UFJ Financial Group Inc (Japan) 2.819% (USD LIBOR + 0.920%) due 02/22/22 §	250,000	252,252

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Morgan Stanley 3.336% (USD LIBOR + 1.400%) due 10/24/23 §	$250,000	$255,516
New York Life Global Funding 2.288% (USD LIBOR + 0.440%) due 07/12/22 § ~	400,000	401,694
Piedmont Operating Partnership LP REIT 3.400% due 06/01/23	200,000	204,880
PNC Bank NA 2.403% (USD LIBOR + 0.450%) due 07/22/22 §	250,000	250,506
Reckson Operating Partnership LP REIT 7.750% due 03/15/20	200,000	202,215
Royal Bank of Canada (Canada) 2.639% (USD LIBOR + 0.730%) due 02/01/22 §	200,000	202,090
Sumitomo Mitsui Financial Group Inc (Japan) 2.618% (USD LIBOR + 0.780%) due 07/12/22 §	450,000	452,765
Synchrony Financial 2.700% due 02/03/20	200,000	200,072
The Goldman Sachs Group Inc 2.660% (USD LIBOR + 0.750%) due 02/23/23 §	250,000	251,556
Truist Bank 2.590% due 01/29/21	379,000	379,850
UBS Group AG (Switzerland) 3.439% (USD LIBOR + 1.530%) due 02/01/22 § ~	200,000	204,760
Wells Fargo & Co 3.450% due 02/13/23	100,000	103,601

		6,192,039

Industrial - 2.2%

Penske Truck Leasing Co LP 3.200% due 07/15/20 ~	100,000	100,437
Roper Technologies Inc 3.650% due 09/15/23	250,000	262,501
Ryder System Inc 2.500% due 05/11/20	200,000	200,235

		563,173

Technology - 1.4%

Broadcom Inc 3.125% due 04/15/21 ~	100,000	101,218
Hewlett Packard Enterprise Co 2.567% (USD LIBOR + 0.680%) due 03/12/21 §	250,000	250,974

		352,192

Utilities - 3.4%

Ameren Corp 2.500% due 09/15/24	100,000	100,887
DTE Energy Co 2.250% due 11/01/22	500,000	500,023
Florida Power & Light Co 2.308% (USD LIBOR + 0.400%) due 05/06/22 §	250,000	250,010

		850,920

Total Corporate Bonds & Notes (Cost $16,043,359)		16,088,609

	Principal Amount	Value
SENIOR LOAN NOTES - 4.9%

Consumer, Cyclical - 2.0%

Hilton Worldwide Finance LLC Term B-2 3.542% (USD LIBOR + 1.750%) due 06/21/26 §	$250,000	$252,187
SeaWorld Parks & Entertainment Inc Term B-5 4.799% (USD LIBOR + 3.000%) due 03/31/24 §	248,087	249,366

		501,553

Financial - 1.0%

Avolon (US) LLC Term B-3 (Ireland) 3.515% (USD LIBOR + 1.750%) due 01/15/25 §	250,000	251,875

Industrial - 1.9%

GFL Environmental Inc Term B (Canada) 4.799% (USD LIBOR + 3.000%) due 05/31/25 §	248,111	248,797
Reynolds Group Holdings Inc Term B 4.549% (USD LIBOR + 2.750%) due 02/05/23 §	248,082	249,206

		498,003

Total Senior Loan Notes (Cost $1,241,124)		1,251,431

ASSET-BACKED SECURITIES - 23.5%

AIMCO CLO (Cayman) 2.851% (USD LIBOR + 0.850%) due 01/15/28 § ~	400,000	399,624
AmeriCredit Automobile Receivables Trust
1.800% due 10/08/21	142,960	142,922
1.900% due 03/18/22	140,780	140,659
1.980% due 12/20/21	200,198	200,169
2.240% due 06/19/23	200,000	200,327
2.880% due 07/08/21	154,253	154,369
Apidos CLO XXIII (Cayman) 2.821% (USD LIBOR + 0.820%) due 01/15/27 § ~	250,000	249,299
Benefit Street Partners CLO VI Ltd (Cayman) 3.243% (USD LIBOR + 1.240%) due 10/18/29 § ~	250,000	250,055
CIFC Funding 2015-V Ltd (Cayman) 2.800% (USD LIBOR + 0.860%) due 10/25/27 § ~	250,000	249,527
Dryden 43 Senior Loan CLO Fund (Cayman) 3.106% (USD LIBOR + 1.140%) due 07/20/29 § ~	250,000	250,198
Magnetite VIII Ltd (Cayman) 2.981% (USD LIBOR + 0.980%) due 04/15/31 § ~	215,000	213,766
Navient Private Education Loan Trust
2.140% (USD LIBOR + 0.400%) due 12/16/58 § ~	9,543	9,542
2.440% (USD LIBOR + 0.700%) due 09/16/24 § ~	106,197	106,194

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Navient Private Education Refi Loan Trust 2.180% due 08/15/68 ~	$236,182	$236,336
Navient Student Loan Trust 2.092% (USD LIBOR + 0.300%) due 07/26/66 § ~	62,163	62,159
Palmer Square CLO Ltd (Cayman) 3.101% (USD LIBOR + 1.100%) due 07/16/31 § ~	250,000	249,374
Palmer Square Loan Funding Ltd (Cayman)
2.651% (USD LIBOR + 0.650%) due 07/15/26 § ~	167,519	167,332
2.836% (USD LIBOR + 0.900%) due 10/24/27 § ~	250,000	250,004
3.016% (USD LIBOR + 1.050%) due 04/20/27 § ~	256,234	256,345
Santander Drive Auto Receivables Trust
2.190% due 03/15/22	28,826	28,824
2.280% due 02/15/22	102,000	102,059
2.460% due 03/15/22	91,777	91,863
2.660% due 11/15/21	104,138	104,184
2.790% due 01/16/24	100,000	100,951
3.010% due 03/15/22	37,429	37,442
SLC Student Loan Trust 2.004% (USD LIBOR + 0.110%) due 03/15/27 §	75,076	74,806
SLM Student Loan Trust
2.030% (USD LIBOR + 0.090%) due 01/26/26 §	118,592	118,243
2.110% (USD LIBOR + 0.170%) due 07/25/23 §	16,999	16,998
SMB Private Education Loan Trust
2.040% (USD LIBOR + 0.300%) due 09/15/25 § ~	184,033	183,963
2.060% (USD LIBOR + 0.320%) due 12/16/24 § ~	117,878	117,826
Sofi Consumer Loan Program Trust 2.450% due 08/25/28 ~	215,689	216,054
Sofi Professional Loan Program LLC 2.130% due 11/16/48 ~	86,044	86,028
Toyota Auto Receivables Owner Trust 1.780% due 11/15/21	102,054	101,982
Verizon Owner Trust
1.680% due 05/20/21 ~	9,964	9,962
1.920% due 12/20/21 ~	216,066	216,049
2.060% due 04/20/22 ~	78,535	78,659

	Principal Amount	Value
Voya CLO Ltd (Cayman)
2.903% (USD LIBOR + 0.900%) due 01/18/29 § ~	$250,000	$248,880
3.131% (USD LIBOR + 1.130%) due 10/15/30 § ~	250,000	249,450

Total Asset-Backed Securities (Cost $5,969,842)		5,972,424

U.S. TREASURY OBLIGATIONS - 2.8%

U.S. Treasury Notes - 2.8%

1.375% due 08/31/20	250,000	249,591
1.500% due 08/31/21	450,000	449,264

Total U.S. Treasury Obligations (Cost $699,189)		698,855

	Shares
SHORT-TERM INVESTMENTS - 4.8%

Money Market Fund - 0.9%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.510%	227,768	227,768

	Principal Amount

U.S. Treasury Bills - 3.9%

1.554% due 06/25/20	$1,000,000	992,558

Total Short-Term Investments (Cost $1,220,270)		1,220,326

TOTAL INVESTMENTS - 99.4% (Cost $25,173,784)		25,231,645

OTHER ASSETS & LIABILITIES, NET - 0.6%		139,794

NET ASSETS - 100.0%		$25,371,439

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$16,088,609	$—	$16,088,609	$—
	Senior Loan Notes	1,251,431	—	1,251,431	—
	Asset-Backed Securities	5,972,424	—	5,972,424	—
	U.S. Treasury Obligations	698,855	—	698,855	—
	Short-Term Investments	1,220,326	227,768	992,558	—

	Total	$25,231,645	$227,768	$25,003,877	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDSSM SHORT DURATION INCOME

Schedule of Investments

December 31, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 56.9%

Basic Materials - 1.9%

Anglo American Capital PLC (South Africa) 3.750% due 04/10/22 ~	$5,000,000	$5,131,617
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	2,475,000	2,544,300
DuPont de Nemours Inc 3.020% (USD LIBOR + 1.110%) due 11/15/23 §	6,965,000	7,106,919
Glencore Funding LLC (Switzerland)
3.000% due 10/27/22 ~	3,000,000	3,025,275
4.125% due 03/12/24 ~	2,500,000	2,618,066

		20,426,177

Communications - 4.2%

AT&T Inc
3.200% due 03/01/22	3,000,000	3,072,664
3.875% due 08/15/21	8,300,000	8,551,903
Charter Communications Operating LLC 3.579% due 07/23/20	4,738,000	4,768,572
DISH DBS Corp 5.125% due 05/01/20	2,000,000	2,014,880
Sprint Communications Inc 6.000% due 11/15/22	3,000,000	3,151,590
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	7,043,750	7,115,244
Tencent Holdings Ltd (China) 2.875% due 02/11/20 ~	2,765,000	2,766,954
The Walt Disney Co 1.750% due 08/30/24	2,800,000	2,775,472
Verizon Communications Inc 3.010% (USD LIBOR + 1.100%) due 05/15/25 §	10,250,000	10,492,973

		44,710,252

Consumer, Cyclical - 6.8%

Alimentation Couche-Tard Inc (Canada) 2.700% due 07/26/22 ~	3,000,000	3,032,460
American Airlines Pass-Through Trust ‘A’ 4.000% due 01/15/27	931,789	977,037
British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	3,400,000	3,505,217
4.625% due 12/20/25 ~	3,374,851	3,575,172
Daimler Finance North America LLC (Germany)
2.300% due 02/12/21 ~	5,000,000	5,009,913
3.750% due 11/05/21 ~	2,100,000	2,158,559
Delta Air Lines Inc 2.600% due 12/04/20	2,050,000	2,056,375
Delta Air Lines Pass-Through Trust ‘AA’ 3.204% due 10/25/25	4,500,000	4,683,627
Delta Air Lines Pass-Through Trust ‘A’ 4.750% due 11/07/21	1,330,506	1,341,832
Dr. Horton Inc 2.500% due 10/15/24	4,500,000	4,504,148
Ford Motor Credit Co LLC
2.681% due 01/09/20	1,000,000	1,000,082
2.865% (USD LIBOR + 0.930%) due 09/24/20 §	2,000,000	2,003,071
5.584% due 03/18/24	2,300,000	2,489,447
General Motors Financial Co Inc
3.271% (USD LIBOR + 1.310%) due 06/30/22 §	2,745,000	2,758,984
3.550% due 07/08/22	3,000,000	3,088,414

	Principal Amount	Value
Hasbro Inc 2.600% due 11/19/22	$1,800,000	$1,811,269
Hyatt Hotels Corp 3.375% due 07/15/23	6,234,000	6,386,709
Hyundai Capital America 3.750% due 07/08/21 ~	2,100,000	2,142,100
Las Vegas Sands Corp
2.900% due 06/25/25	4,650,000	4,708,362
3.200% due 08/08/24	2,100,000	2,167,835
Marriott International Inc
2.125% due 10/03/22	1,700,000	1,703,470
2.300% due 01/15/22	1,911,000	1,919,896
3.600% due 04/15/24	2,000,000	2,106,219
NCL Corp Ltd 3.625% due 12/15/24 ~	1,825,000	1,854,656
Sands China Ltd (Macau) 4.600% due 08/08/23	3,300,000	3,489,288
United Airlines Pass-Through Trust ‘B’
3.650% due 07/07/27	653,646	664,375
4.625% due 03/03/24	626,627	646,599
4.750% due 10/11/23	442,322	456,920
US Airways Pass-Through Trust ‘A’ 3.950% due 05/15/27	652,360	686,632

		72,928,668

Consumer, Non-Cyclical - 8.1%

AbbVie Inc
2.300% due 11/21/22 ~	6,650,000	6,686,184
2.950% due 11/21/26 ~	2,500,000	2,541,236
Anheuser-Busch InBev Worldwide Inc (Belgium)
3.500% due 01/12/24	5,350,000	5,636,372
4.150% due 01/23/25	2,000,000	2,177,207
Anthem Inc 2.375% due 01/15/25	2,950,000	2,954,781
BAT Capital Corp (United Kingdom)
2.499% (USD LIBOR + 0.590%) due 08/14/20 §	2,400,000	2,404,455
2.764% due 08/15/22	4,500,000	4,565,535
BAT International Finance PLC (United Kingdom) 3.250% due 06/07/22 ~	2,640,000	2,698,142
Bausch Health Cos Inc 6.500% due 03/15/22 ~	1,575,000	1,612,406
Cigna Corp
2.891% (USD LIBOR + 0.890%) due 07/15/23 §	2,300,000	2,313,803
3.200% due 09/17/20	4,000,000	4,031,739
DH Europe Finance II Sarl 2.200% due 11/15/24	2,650,000	2,654,122
General Mills Inc
3.012% (USD LIBOR + 1.010%) due 10/17/23 §	3,100,000	3,149,215
3.700% due 10/17/23	1,965,000	2,070,434
Global Payments Inc 2.650% due 02/15/25	6,000,000	6,028,498
Keurig Dr Pepper Inc
3.130% due 12/15/23	4,500,000	4,626,464
3.551% due 05/25/21	2,500,000	2,553,700
4.057% due 05/25/23	3,000,000	3,163,929
4.417% due 05/25/25	1,000,000	1,092,390
Laboratory Corp of America Holdings 2.300% due 12/01/24	2,550,000	2,539,657
Mars Inc 2.700% due 04/01/25 ~	2,150,000	2,199,443
McKesson Corp 3.650% due 11/30/20	2,350,000	2,383,209

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Moody’s Corp 2.625% due 01/15/23	$3,000,000	$3,045,482
PayPal Holdings Inc 2.200% due 09/26/22	5,000,000	5,029,074
Suntory Holdings Ltd (Japan) 2.250% due 10/16/24 ~	4,200,000	4,175,268
Takeda Pharmaceutical Co Ltd (Japan) 4.000% due 11/26/21	3,500,000	3,620,075
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	1,166,000	1,131,335

		87,084,155

Energy - 4.0%

Diamondback Energy Inc 2.875% due 12/01/24	3,250,000	3,287,098
Energy Transfer Operating LP
3.600% due 02/01/23	5,325,000	5,454,366
4.250% due 03/15/23	1,500,000	1,566,955
4.500% due 04/15/24	1,800,000	1,915,970
Enterprise Products Operating LLC 3.350% due 03/15/23	4,500,000	4,655,808
Harvest Operations Corp (South Korea) 4.200% due 06/01/23 ~	2,350,000	2,492,784
Kinder Morgan Inc 5.625% due 11/15/23 ~	5,136,000	5,683,422
MPLX LP 3.500% due 12/01/22 ~	6,900,000	7,104,766
Newfield Exploration Co 5.625% due 07/01/24	3,500,000	3,848,280
Occidental Petroleum Corp
2.700% due 08/15/22	2,100,000	2,122,126
3.360% (USD LIBOR + 1.450%) due 08/15/22 §	2,500,000	2,513,592
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	2,000,000	2,055,864

		42,701,031

Financial - 22.8%

AerCap Ireland Capital DAC (Ireland)
3.300% due 01/23/23	3,100,000	3,177,724
4.250% due 07/01/20	2,407,000	2,431,447
Air Lease Corp 2.750% due 01/15/23	2,000,000	2,026,350
American Express Co
2.500% due 08/01/22	2,000,000	2,023,547
2.500% due 07/30/24	1,400,000	1,416,110
Australia & New Zealand Banking Group Ltd (Australia) 2.613% (USD LIBOR + 0.710%) due 05/19/22 § ~	3,000,000	3,027,272
AvalonBay Communities Inc REIT
2.431% (USD LIBOR + 0.430%) due 01/15/21 §	3,469,000	3,468,634
2.850% due 03/15/23	1,970,000	2,011,475
3.500% due 11/15/24	2,000,000	2,113,007
Avolon Holdings Funding Ltd (Ireland) 3.625% due 05/01/22 ~	4,150,000	4,257,278
Bank of America Corp
2.328% due 10/01/21	2,450,000	2,457,621
2.456% due 10/22/25	2,800,000	2,817,997
2.661% (USD LIBOR + 0.770%) due 02/05/26 §	2,750,000	2,750,342

	Principal Amount	Value
2.894% (USD LIBOR + 0.960%) due 07/23/24 §	$5,000,000	$5,053,510
3.550% due 03/05/24	1,700,000	1,765,154
BOC Aviation Ltd (Singapore) 2.750% due 09/18/22 ~	3,500,000	3,514,644
Boston Properties LP REIT 3.800% due 02/01/24	2,000,000	2,115,347
Canadian Imperial Bank of Commerce (Canada) 2.350% (SOFR + 0.800%) due 03/17/23 §	1,400,000	1,405,221
Citibank NA 2.266% (USD LIBOR + 0.300%) due 10/20/20 §	1,000,000	1,001,458
Citigroup Inc
2.429% (SOFR + 0.870%) due 11/04/22 §	5,000,000	5,026,343
2.750% due 04/25/22	3,316,000	3,367,645
3.337% (USD LIBOR + 1.430%) due 09/01/23 §	6,500,000	6,641,005
Citizens Bank NA
2.911% (USD LIBOR + 0.950%) due 03/29/23 §	2,000,000	2,024,512
3.250% due 02/14/22	2,500,000	2,561,752
Cooperatieve Rabobank UA (Netherlands)
2.314% (USD LIBOR + 0.480%) due 01/10/23 §	3,000,000	3,003,995
2.807% (USD LIBOR + 0.860%) due 09/26/23 § ~	1,500,000	1,508,067
Credit Suisse Group AG (Switzerland) 3.094% (USD LIBOR + 1.200%) due 12/14/23 § ~	3,000,000	3,034,218
Crown Castle International Corp REIT
2.250% due 09/01/21	3,000,000	3,008,664
4.875% due 04/15/22	2,000,000	2,118,542
Equinix Inc REIT 2.625% due 11/18/24	2,300,000	2,309,073
Fifth Third Bancorp 2.375% due 01/28/25	4,000,000	4,005,425
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	3,800,000	3,975,189
HSBC Holdings PLC (United Kingdom) 3.262% due 03/13/23	3,400,000	3,477,725
Jackson National Life Global Funding
2.650% due 06/21/24 ~	5,000,000	5,071,545
3.300% due 02/01/22 ~	4,350,000	4,472,738
JPMorgan Chase & Co
2.664% (USD LIBOR + 0.730%) due 04/23/24 §	4,000,000	4,013,382
2.840% (USD LIBOR + 0.900%) due 04/25/23 §	3,450,000	3,481,376
2.972% due 01/15/23	2,000,000	2,040,887
3.166% (USD LIBOR + 1.230%) due 10/24/23 §	3,500,000	3,561,666
Metropolitan Life Global Funding I
2.400% due 06/17/22 ~	3,750,000	3,788,910
3.375% due 01/11/22 ~	1,800,000	1,850,478
Mid-America Apartments LP REIT 4.300% due 10/15/23	2,000,000	2,140,150
Mitsubishi UFJ Financial Group Inc (Japan)
2.623% due 07/18/22	1,750,000	1,773,702
2.665% due 07/25/22	3,000,000	3,043,817
2.796% (USD LIBOR + 0.860%) due 07/26/23 §	2,000,000	2,015,776
3.218% due 03/07/22	2,150,000	2,202,645
Morgan Stanley
2.380% (SOFR + 0.830%) due 06/10/22 §	2,500,000	2,515,145

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
2.625% due 11/17/21	$2,000,000	$2,023,982
2.883% (USD LIBOR + 0.930%) due 07/22/22 §	5,000,000	5,048,320
3.336% (USD LIBOR + 1.400%) due 10/24/23 §	1,500,000	1,533,097
5.750% due 01/25/21	2,000,000	2,077,594
New York Life Global Funding
2.288% (USD LIBOR + 0.440%) due 07/12/22 § ~	1,350,000	1,355,718
2.950% due 01/28/21 ~	3,000,000	3,041,977
3.250% due 08/06/21 ~	1,500,000	1,534,521
Piedmont Operating Partnership LP REIT 3.400% due 06/01/23	3,800,000	3,892,712
PNC Bank NA
2.232% due 07/22/22	656,000	658,367
2.403% (USD LIBOR + 0.450%) due 07/22/22 §	2,500,000	2,505,063
Royal Bank of Canada (Canada)
2.250% due 11/01/24	5,000,000	5,026,519
2.560% (USD LIBOR + 0.660%) due 10/05/23 §	2,000,000	2,016,321
Springleaf Finance Corp 6.125% due 03/15/24	3,200,000	3,511,968
Sumitomo Mitsui Financial Group Inc (Japan)
2.448% due 09/27/24	600,000	601,388
2.742% (USD LIBOR + 0.740%) due 01/17/23 §	5,000,000	5,026,270
2.784% due 07/12/22	3,250,000	3,305,708
The Bank of New York Mellon Corp
1.950% due 08/23/22	2,800,000	2,805,814
2.100% due 10/24/24	2,000,000	2,002,091
The Bank of Nova Scotia (Canada) 2.375% due 01/18/23	3,200,000	3,247,789
The Goldman Sachs Group Inc
2.350% due 11/15/21	2,000,000	2,007,772
2.707% (USD LIBOR + 0.780%) due 10/31/22 §	2,000,000	2,014,232
2.942% (USD LIBOR + 1.050%) due 06/05/23 §	3,750,000	3,790,320
3.080% (USD LIBOR + 1.170%) due 05/15/26 §	3,200,000	3,235,503
The Huntington National Bank 3.125% due 04/01/22	3,500,000	3,577,946
The PNC Financial Services Group Inc
2.200% due 11/01/24	5,000,000	5,017,165
3.500% due 01/23/24	1,650,000	1,737,471
Truist Bank 3.525% due 10/26/21	4,200,000	4,251,178
UBS AG (Switzerland) 2.450% due 12/01/20 ~	4,200,000	4,215,637
US Bancorp
2.400% due 07/30/24	4,000,000	4,053,548
3.375% due 02/05/24	2,000,000	2,099,480
US Bank NA 3.000% due 02/04/21	3,300,000	3,339,719
Ventas Realty LP REIT 2.650% due 01/15/25	4,000,000	4,029,099
Wells Fargo & Co
2.625% due 07/22/22	4,400,000	4,464,964
3.069% due 01/24/23	2,000,000	2,041,905
3.450% due 02/13/23	5,000,000	5,180,067
Zions Bancorp NA 3.350% due 03/04/22	3,000,000	3,077,988

		246,217,723

	Principal Amount	Value
Industrial - 3.2%

John Deere Capital Corp 2.285% (USD LIBOR + 0.400%) due 06/07/21 §	$6,000,000	$6,022,673
Masco Corp 3.500% due 04/01/21	2,811,000	2,852,121
Penske Truck Leasing Co LP
2.700% due 11/01/24 ~	3,250,000	3,273,913
3.450% due 07/01/24 ~	2,300,000	2,388,933
4.125% due 08/01/23 ~	2,000,000	2,111,075
Reynolds Group Issuer Inc 5.501% (USD LIBOR + 3.500%) due 07/15/21 § ~	2,500,000	2,508,750
Roper Technologies Inc 3.650% due 09/15/23	5,000,000	5,250,032
Ryder System Inc 3.650% due 03/18/24	3,000,000	3,156,332
United Technologies Corp
2.554% (USD LIBOR + 0.650%) due 08/16/21 §	1,149,000	1,149,154
3.350% due 08/16/21	3,000,000	3,071,979
3.650% due 08/16/23	3,000,000	3,162,183

		34,947,145

Technology - 2.7%

Broadcom Inc
3.125% due 04/15/21 ~	4,000,000	4,048,724
3.125% due 10/15/22 ~	2,500,000	2,546,473
3.625% due 10/15/24 ~	5,000,000	5,199,935
Fiserv Inc 3.800% due 10/01/23	5,000,000	5,281,140
International Business Machines Corp
2.305% (USD LIBOR + 0.400%) due 05/13/21 §	6,000,000	6,024,438
2.850% due 05/13/22	6,000,000	6,131,658

		29,232,368

Utilities - 3.2%

Ameren Corp 2.500% due 09/15/24	4,000,000	4,035,500
Dominion Energy Gas Holdings LLC 2.500% due 11/15/24	2,550,000	2,562,432
DTE Energy Co
2.250% due 11/01/22	1,600,000	1,600,073
2.600% due 06/15/22	2,400,000	2,417,108
Duke Energy Corp
2.400% due 08/15/22	2,150,000	2,171,494
2.538% (USD LIBOR + 0.650%) due 03/11/22 §	1,000,000	1,007,207
Duke Energy Progress LLC 3.375% due 09/01/23	1,650,000	1,724,018
Evergy Inc 2.450% due 09/15/24	4,350,000	4,376,753
FirstEnergy Corp 2.850% due 07/15/22	3,800,000	3,861,388
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	3,000,000	3,130,005
Sempra Energy 2.501% (USD LIBOR + 0.500%) due 01/15/21 §	5,000,000	5,000,919

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Vistra Operations Co LLC 3.550% due 07/15/24 ~	$3,000,000	$3,039,577

		34,926,474

Total Corporate Bonds & Notes (Cost $603,260,202)		613,173,993

SENIOR LOAN NOTES - 9.8%

Communications - 1.4%

CSC Holdings LLC Term B-5 due 04/15/27 ¥	2,000,000	2,013,334
NEP Group Inc Term B due 10/20/25 ¥	1,994,962	1,961,712
Sprint Communications Inc Term B
4.313% (USD LIBOR + 2.500%) due 02/03/24 §	2,919,943	2,900,762
4.813% (USD LIBOR + 3.000%) due 02/03/24 §	1,980,000	1,977,501
Zayo Group LLC Term B-2 4.049% (USD LIBOR + 2.250%) due 01/19/24 §	6,000,000	6,025,416

		14,878,725

Consumer, Cyclical - 2.6%

American Builders & Contractors Supply Co Inc Term B 3.799% (USD LIBOR + 2.000%) due 01/15/27 §	2,992,500	3,006,529
Caesars Resort Collection LLC Term B 4.549% (USD LIBOR + 2.750%) due 12/22/24 §	3,962,102	3,973,109
ClubCorp Holdings Inc Term B 4.695% (USD LIBOR + 2.750%) due 09/18/24 §	1,996,389	1,895,737
Golden Nugget LLC Term B 4.692% (USD LIBOR + 2.750%) due 10/04/23 §	3,306,996	3,323,155
Hilton Worldwide Finance LLC Term B-2 3.542% (USD LIBOR + 1.750%) due 06/21/26 §	3,103,036	3,130,187
Marriott Ownership Resorts Inc Term B 3.549% (USD LIBOR + 1.750%) due 08/31/25 §	3,573,000	3,599,797
Restaurant Brands International Inc Term B (Canada) 3.549% (USD LIBOR + 1.750%) due 11/19/26 §	4,983,247	4,995,675
SeaWorld Parks & Entertainment Inc Term B-5 4.799% (USD LIBOR + 3.000%) due 03/31/24 §	4,439,485	4,462,375

		28,386,564

Consumer, Non-Cyclical - 1.7%

Albertson’s LLC Term B-7 4.549% (USD LIBOR + 2.750%) due 11/17/25 §	1,777,971	1,796,414
Avantor Funding Inc Term B-2 4.799% (USD LIBOR + 3.000%) due 11/21/24 §	2,728,150	2,745,201
Bausch Health Americas Inc Term B 4.740% (USD LIBOR + 3.000%) due 06/01/25 §	5,576,729	5,617,684

	Principal Amount	Value
H-Food Holdings LLC due 05/31/25 ¥	$1,321,646	$1,312,559
Term B-2 due 05/31/25 ¥	673,300	673,300
Refinitiv US Holdings Inc Term B 5.049% (USD LIBOR + 3.250%) due 10/01/25 §	1,989,950	2,009,019
Sunshine Luxembourg VII Sarl Term B (Luxembourg) 6.195% (USD LIBOR + 4.250%) due 10/02/26 §	2,250,000	2,274,309
US Foods Inc Term B 3.549% (USD LIBOR + 1.750%) due 06/27/23 §	2,437,244	2,448,560

		18,877,046

Financial - 0.8%

MGM Growth Properties Operating Partnership LP REIT Term B 3.799% (USD LIBOR + 2.000%) due 03/25/25 §	4,698,505	4,727,453
USI Inc Term B 4.945% (USD LIBOR + 3.000%) due 05/16/24 §	3,439,810	3,443,680

		8,171,133

Industrial - 3.0%

Advanced Disposal Services Inc Term B 3.853% (USD LIBOR + 2.250%) due 11/10/23 §	6,948,539	6,985,449
Berry Global Inc Term W 3.715% (USD LIBOR + 2.000%) due 10/01/22 §	5,131,746	5,158,781
Filtration Group Corp Term B 4.799% (USD LIBOR + 3.000%) due 03/29/25 §	2,989,462	3,005,531
GFL Environmental Inc Term B (Canada) 4.799% (USD LIBOR + 3.000%) due 05/31/25 §	5,199,122	5,213,513
Hamilton HoldCo LLC Term B (Australia) 3.950% (USD LIBOR + 2.000%) due 01/02/27 §	2,992,500	2,999,981
Reynolds Group Holdings Inc Term B 4.549% (USD LIBOR + 2.750%) due 02/05/23 § ¥	5,146,743	5,170,063
The Hillman Group Inc Term B 5.799% (USD LIBOR + 4.000%) due 05/31/25 § ¥	1,994,937	1,965,845
TransDigm Inc Term F due 06/09/23 ¥	1,994,924	2,003,652

		32,502,815

Technology - 0.2%

Vertafore Inc Term B 5.049% (USD LIBOR + 3.250%) due 07/02/25 § ¥	2,482,481	2,458,431

Utilities - 0.1%

Vistra Operations Co LLC Term B-3 3.537% (USD LIBOR + 1.750%) due 12/31/25 §	750,000	755,297

Total Senior Loan Notes (Cost $105,401,117)		106,030,011

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES - 19.5%

Ally Auto Receivables Trust 3.020% due 09/15/23	$1,000,000	$1,003,841
AmeriCredit Automobile Receivables Trust
1.800% due 10/08/21	318,801	318,717
1.900% due 03/18/22	1,351,488	1,350,325
2.045% (USD LIBOR + 0.300%) due 01/18/23 §	2,000,000	2,000,874
2.170% due 01/18/23	1,000,000	1,001,210
2.300% due 02/18/22	3,642,000	3,644,786
2.360% due 12/19/22	2,500,000	2,506,249
2.600% due 09/18/23	2,000,000	2,017,897
2.890% due 01/10/22	1,484,498	1,486,862
2.970% due 11/20/23	1,500,000	1,518,153
3.080% due 12/18/23	2,000,000	2,031,778
3.130% due 02/18/25	1,550,000	1,578,275
3.450% due 06/18/24	2,000,000	2,044,479
3.500% due 01/18/24	2,000,000	2,050,888
Apidos CLO XV ‘A1RR’ (Cayman) 2.976% (USD LIBOR + 1.010%) due 04/20/31 § ~	1,250,000	1,242,808
Apidos CLO XXV ‘A1R’ (Cayman) 3.136% (USD LIBOR + 1.170%) due 10/20/31 § ~	2,000,000	1,992,700
Apidos CLO XXX ‘A1A’ (Cayman) 3.143% (USD LIBOR + 1.140%) due 10/18/31 § ~	3,000,000	2,991,745
Atrium CLO XIII (Cayman) 3.114% (USD LIBOR + 1.180%) due 11/21/30 § ~	470,000	469,870
Benefit Street Partners CLO IV Ltd (Cayman) 3.216% (USD LIBOR + 1.250%) due 01/20/29 § ~	1,000,000	1,001,325
Benefit Street Partners CLO X Ltd (Cayman)
3.141% (USD LIBOR + 1.140%) due 01/15/29 § ~	3,050,000	3,052,323
3.751% (USD LIBOR + 1.750%) due 01/15/29 § ~	500,000	499,523
Buttermilk Park CLO Ltd ‘A1’ (Cayman) 3.101% (USD LIBOR + 1.100%) due 10/15/31 § ~	850,000	845,866
Capital Auto Receivables Asset Trust 3.480% due 10/20/23 ~	1,000,000	1,011,612
Carlyle Global Market Strategies CLO Ltd (Cayman) 2.986% (USD LIBOR + 1.050%) due 07/27/31 § ~	500,000	498,379
Carmax Auto Owner Trust ‘B’ 3.010% due 12/16/24	4,000,000	4,087,680
CIFC Funding 2015-III CLO Ltd (Cayman) 2.836% (USD LIBOR + 0.870%) due 04/19/29 § ~	3,000,000	2,986,905
Dryden 33 Senior Loan CLO Fund (Cayman) 3.751% (USD LIBOR + 1.750%) due 04/15/29 § ~	2,000,000	2,001,361
Dryden 43 Senior Loan CLO Fund (Cayman) 3.106% (USD LIBOR + 1.140%) due 07/20/29 § ~	3,750,000	3,752,975
Dryden 55 CLO Ltd (Cayman) 3.021% (USD LIBOR + 1.020%) due 04/15/31 § ~	2,500,000	2,486,275
Dryden 58 CLO Ltd (Cayman) 3.002% (USD LIBOR + 1.000%) due 07/17/31 § ~	2,000,000	1,982,962

	Principal Amount	Value
Dryden 61 CLO Ltd (Cayman) 3.162% (USD LIBOR + 1.160%) due 01/17/32 § ~	$5,000,000	$4,985,491
Dryden 64 CLO Ltd (Cayman) 2.973% (USD LIBOR + 0.970%) due 04/18/31 § ~	2,000,000	1,977,662
Dryden 75 CLO Ltd (Cayman) 3.701% (USD LIBOR + 1.700%) due 07/15/30 § ~	2,400,000	2,394,076
Ford Credit Auto Owner Trust
1.980% (USD LIBOR + 0.240%) due 02/15/22 §	1,470,413	1,470,910
2.130% due 05/15/25	5,000,000	4,984,602
2.140% due 10/15/22	2,000,000	1,999,535
2.350% due 04/15/23	1,000,000	1,005,617
2.500% due 05/15/24	1,750,000	1,761,650
3.380% due 03/15/24	1,650,000	1,697,245
GM Financial Consumer Automobile Receivables Trust ‘B’ 3.270% due 01/16/24	1,200,000	1,227,275
Hyundai Auto Receivables Trust ‘C’ 2.400% due 06/15/26	2,000,000	1,997,142
Magnetite VIII CLO Ltd (Cayman) 2.981% (USD LIBOR + 0.980%) due 04/15/31 § ~	2,000,000	1,988,520
Magnetite XIV-R CLO Ltd ‘A1’ (Cayman) 3.123% (USD LIBOR + 1.120%) due 10/18/31 § ~	3,000,000	2,992,244
Magnetite XVIII CLO Ltd (Cayman) 2.990% (USD LIBOR + 1.080%) due 11/15/28 § ~	3,000,000	2,991,291
Magnetite XXI CLO Ltd ‘A’ (Cayman) 3.246% (USD LIBOR + 1.280%) due 04/20/30 § ~	1,000,000	1,001,383
Navient Private Education Loan Trust 3.610% due 12/15/59 ~	1,400,000	1,442,774
Navient Private Education Loan Trust ‘A1’ 2.090% (USD LIBOR + 0.350%) due 12/15/59 § ~	942,462	942,151
Navient Private Education Refi Loan Trust ‘A1’
2.180% due 08/15/68 ~	3,542,734	3,545,033
2.820% due 02/15/68 ~	2,412,796	2,426,322
Navient Student Loan Trust 2.640% due 05/15/68 ~	2,000,000	1,985,190
Navient Student Loan Trust ‘A1’ 2.062% (USD LIBOR + 0.270%) due 02/27/68 § ~	2,053,951	2,055,916
Navient Student Loan Trust ‘A2A’ 3.390% due 12/15/59 ~	2,000,000	2,055,014
OCP CLO Ltd (Cayman) 2.756% (USD LIBOR + 0.820%) due 10/26/27 § ~	2,000,000	2,000,190
Octagon Investment Partners 25 Ltd (Cayman) 2.766% (USD LIBOR + 0.800%) due 10/20/26 § ~	3,000,000	3,000,199
OneMain Financial Issuance CLO Trust 2.370% due 09/14/32 ~	1,298,272	1,298,258
Palmer Square CLO Ltd ‘A1’ (Cayman) 2.760% (USD LIBOR + 0.850%) due 08/15/26 § ~ Class A1	1,437,814	1,438,871
Palmer Square CLO Ltd ‘A1A’ (Cayman) 3.101% (USD LIBOR + 1.100%) due 07/16/31 § ~	1,750,000	1,745,620

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Palmer Square Loan Funding CLO Ltd (Cayman)
2.651% (USD LIBOR + 0.650%) due 07/15/26 § ~	$1,842,713	$1,840,654
2.741% (USD LIBOR + 0.740%) due 10/15/25 § ~	2,409,072	2,410,350
2.836% (USD LIBOR + 0.900%) due 10/24/27 § ~	2,000,000	2,000,032
3.016% (USD LIBOR + 1.050%) due 04/20/27 § ~	4,420,037	4,421,956
Regatta Funding CLO LP (Cayman) 3.251% (USD LIBOR + 1.250%) due 01/15/29 § ~	3,000,000	3,002,761
Regatta X Funding CLO Ltd ‘A’ (Cayman) 3.122% (USD LIBOR + 1.120%) due 01/17/31 § ~	3,000,000	2,990,664
Regatta XIV Funding CLO Ltd ‘A’ (Cayman) 3.130% (USD LIBOR + 1.190%) due 10/25/31 § ~	2,500,000	2,486,865
Santander Drive Auto Receivables Trust
2.070% (USD LIBOR + 0.330%) due 02/15/22 §	2,000,000	2,000,952
2.280% due 09/15/23	2,500,000	2,502,048
2.630% due 07/15/22	1,746,453	1,750,765
2.790% due 08/15/22	1,852,787	1,855,822
2.790% due 01/16/24	5,000,000	5,047,533
3.030% due 09/15/22	1,427,678	1,430,237
3.210% due 09/15/23	2,000,000	2,016,969
3.270% due 01/17/23	1,600,000	1,605,942
3.290% due 10/17/22	1,150,000	1,152,177
3.420% due 04/15/25	1,750,000	1,778,669
3.520% due 12/15/22	2,250,000	2,262,281
SLC Student Loan Trust
1.994% (USD LIBOR + 0.100%) due 09/15/26 §	1,798,061	1,793,549
2.004% (USD LIBOR + 0.110%) due 03/15/27 §	5,393,112	5,353,141
2.014% (USD LIBOR + 0.120%) due 06/15/29 §	987,066	978,532
3.494% (USD LIBOR + 1.600%) due 12/15/32 §	358,775	363,774
SLM Private Credit Student Loan Trust 2.204% (USD LIBOR + 0.310%) due 12/15/38 §	800,000	776,390
SLM Student Loan Trust
2.320% (USD LIBOR + 0.380%) due 10/25/24 §	1,431,358	1,430,193
2.570% (USD LIBOR + 0.630%) due 01/25/40 § ~	3,150,000	3,074,619
SMB Private Education Loan Trust
2.340% due 09/15/34 ~	3,628,146	3,617,334
2.700% due 05/15/31 ~	940,843	943,956
3.050% due 05/15/26 ~	1,683,766	1,692,277
3.440% due 07/15/36 ~	1,850,000	1,879,877
3.500% due 02/15/36 ~	1,000,000	1,037,027
3.600% due 01/15/37 ~	3,000,000	3,084,303
3.630% due 11/15/35 ~	2,954,000	3,074,709
SMB Private Education Loan Trust ‘A1’
2.060% (USD LIBOR + 0.320%) due 12/16/24 § ~	1,014,301	1,013,848
2.090% (USD LIBOR + 0.350%) due 03/16/26 § ~	818,347	817,733
2.090% (USD LIBOR + 0.350%) due 07/15/26 § ~	4,803,400	4,805,314
Sofi Consumer Loan Program Trust ‘A’ 2.450% due 08/25/28 ~	1,725,510	1,728,434

	Principal Amount	Value
Sofi Professional Loan Program LLC ‘A1FX’ 2.130% due 11/16/48 ~	$2,282,754	$2,282,312
Verizon Owner Trust
1.680% due 05/20/21 ~	80,830	80,814
1.920% due 12/20/21 ~	1,296,398	1,296,294
2.060% due 09/20/21 ~	1,077,135	1,077,217
Verizon Owner Trust ‘A1A’
1.940% due 04/22/24	2,000,000	1,998,383
2.060% due 04/20/22 ~	2,215,467	2,218,966
Verizon Owner Trust ‘A1B’ 2.215% (USD LIBOR + 0.450%) due 12/20/23 §	3,000,000	3,009,359
Volvo Financial Equipment LLC 3.130% due 11/15/23 ~	2,000,000	2,045,299
Voya CLO Ltd (Cayman) 3.131% (USD LIBOR + 1.130%) due 10/15/30 § ~	2,000,000	1,995,599

Total Asset-Backed Securities (Cost $208,962,310)		209,894,754

U.S. TREASURY OBLIGATIONS - 10.2%

U.S. Treasury Notes - 10.2%

1.250% due 07/31/23	6,000,000	5,916,472
1.250% due 08/31/24	5,000,000	4,900,651
1.375% due 08/31/20	5,000,000	4,991,829
1.375% due 10/15/22	5,000,000	4,967,642
1.500% due 08/15/22	3,000,000	2,992,512
1.750% due 07/31/21	3,000,000	3,007,126
1.750% due 07/31/24	9,500,000	9,523,253
2.000% due 01/15/21	5,000,000	5,018,591
2.000% due 07/31/22	3,000,000	3,030,133
2.000% due 10/31/22	8,000,000	8,085,086
2.250% due 03/31/21	6,000,000	6,046,410
2.500% due 01/15/22	8,000,000	8,143,923
2.625% due 10/31/20	10,000,000	10,197,552
2.750% due 09/30/20	4,000,000	4,032,350
2.750% due 11/30/20	20,000,000	20,198,110
2.875% due 10/31/20	8,500,000	8,584,947

Total U.S. Treasury Obligations (Cost $109,092,347)		109,636,587

	Shares
SHORT-TERM INVESTMENT - 3.7%

Money Market Fund - 3.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.510%	40,161,453	40,161,453

Total Short-Term Investment (Cost $40,161,453)		40,161,453

TOTAL INVESTMENTS - 100.1% (Cost $1,066,877,429)		1,078,896,798

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(976,170)

NET ASSETS - 100.0%		$1,077,920,628

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$613,173,993	$ —	$613,173,993	$ —
	Senior Loan Notes	106,030,011	—	106,030,011	—
	Asset-Backed Securities	209,894,754	—	209,894,754	—
	U.S. Treasury Obligations	109,636,587	—	109,636,587	—
	Short-Term Investment	40,161,453	40,161,453	—	—

	Total	$1,078,896,798	$40,161,453	$1,038,735,345	$ —

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDSSM CORE INCOME

Schedule of Investments

December 31, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 48.9%

Basic Materials - 0.3%

Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	$1,625,000	$1,670,500
Methanex Corp (Canada) 5.250% due 12/15/29	1,500,000	1,550,904

		3,221,404

Communications - 3.6%

AT&T Inc 5.250% due 03/01/37	4,000,000	4,775,637
CCO Holdings LLC 4.750% due 03/01/30 ~	3,000,000	3,065,640
Charter Communications Operating LLC
4.800% due 03/01/50	1,850,000	1,947,334
5.750% due 04/01/48	2,000,000	2,332,971
Diamond Sports Group LLC 5.375% due 08/15/26 ~	2,400,000	2,432,222
Discovery Communications 5.300% due 05/15/49	2,500,000	2,959,442
Fox Corp 5.576% due 01/25/49 ~	1,800,000	2,289,438
Sprint Communications Inc 6.000% due 11/15/22	6,000,000	6,303,180
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	2,620,187	2,646,782
Verizon Communications Inc
3.010% (USD LIBOR + 1.100%) due 05/15/25 §	3,000,000	3,071,114
3.850% due 11/01/42	2,000,000	2,158,204
3.875% due 02/08/29	1,000,000	1,103,662

		35,085,626

Consumer, Cyclical - 8.6%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	6,056,881	6,448,473
American Airlines Pass-Through Trust ‘AA’
3.575% due 07/15/29	4,490,003	4,724,629
3.600% due 03/22/29	2,586,128	2,731,191
American Airlines Pass-Through Trust ‘B’ 4.375% due 04/01/24	529,794	545,700
Beazer Homes USA Inc 7.250% due 10/15/29 ~	2,150,000	2,300,554
British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	2,879,000	2,968,094
4.625% due 12/20/25 ~	2,872,213	3,042,700
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.300% due 06/15/34 ~	4,349,588	4,515,408
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	2,447,932	2,586,546
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	1,427,030	1,517,453
Downstream Development Authority of the QuapawTribe of Oklahoma 10.500% due 02/15/23 ~	2,750,000	2,895,516
Ford Motor Credit Co LLC 5.584% due 03/18/24	3,350,000	3,625,933
General Motors Co 5.000% due 10/01/28	3,000,000	3,266,944

	Principal Amount	Value
Hasbro Inc
3.000% due 11/19/24	$5,000,000	$5,026,668
3.550% due 11/19/26	2,285,000	2,301,927
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 07/15/27	1,750,629	1,775,443
Hyatt Hotels Corp 4.375% due 09/15/28	2,000,000	2,170,585
JetBlue Pass-Through Trust ‘AA’ 2.750% due 11/15/33	1,800,000	1,824,699
Lennar Corp 6.250% due 12/15/21	2,500,000	2,635,375
Marriott Ownership Resorts Inc 4.750% due 01/15/28 ~	2,075,000	2,130,190
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	2,500,000	2,673,962
NCL Corp Ltd (Bermuda) 3.625% due 12/15/24 ~	2,275,000	2,311,969
Nordstrom Inc
4.375% due 04/01/30	1,950,000	1,989,863
5.000% due 01/15/44	2,500,000	2,448,734
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	2,000,000	2,076,670
Spirit Airlines Pass- Through Trust ‘AA’
3.375% due 08/15/31	415,959	428,951
4.100% due 10/01/29	535,609	559,489
United Airlines Pass Through Trust ‘A’ 2.900% due 11/01/29	1,400,000	1,407,255
United Airlines Pass Through Trust ‘AA’
2.700% due 11/01/33	1,200,000	1,206,022
4.150% due 02/25/33	2,269,583	2,453,005
United Airlines Pass-Through Trust ‘B’
3.650% due 04/07/27	1,491,667	1,513,253
4.750% due 10/11/23	3,273,187	3,381,211
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	2,212,871	2,390,752

		83,875,164

Consumer, Non-Cyclical - 5.8%

AbbVie Inc
3.200% due 11/21/29 ~	5,000,000	5,089,671
4.250% due 11/21/49 ~	2,500,000	2,642,348
Anheuser-Busch InBev Worldwide Inc (Belgium)
4.000% due 01/17/43	2,000,000	2,137,542
4.700% due 02/01/36	2,000,000	2,310,246
5.450% due 01/23/39	5,000,000	6,287,994
Bausch Health Cos Inc 6.500% due 03/15/22 ~	2,000,000	2,047,500
Cigna Corp 4.375% due 10/15/28	4,350,000	4,821,799
Constellation Brands Inc 3.500% due 05/09/27	4,000,000	4,177,512
Global Payments Inc
3.200% due 08/15/29	4,500,000	4,598,764
4.150% due 08/15/49	2,450,000	2,624,025
Humana Inc 3.125% due 08/15/29	2,700,000	2,755,893
Keurig Dr Pepper Inc 4.417% due 05/25/25	5,000,000	5,461,948
PayPal Holdings Inc 2.650% due 10/01/26	3,500,000	3,550,524
Takeda Pharmaceutical Co Ltd (Japan) 4.400% due 11/26/23	3,900,000	4,187,658

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	$260,000	$252,270
Verisk Analytics Inc 4.125% due 03/15/29	3,150,000	3,457,518

		56,403,212

Energy - 3.9%

Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/29 ~	4,150,000	4,237,107
Concho Resources Inc 4.300% due 08/15/28	2,000,000	2,179,767
Diamondback Energy Inc
3.250% due 12/01/26	2,950,000	2,987,114
5.375% due 05/31/25	3,000,000	3,149,824
Energy Transfer Partners LP 4.750% due 01/15/26	6,000,000	6,495,928
EQM Midstream Partners LP 6.500% due 07/15/48	2,250,000	2,108,224
Kinder Morgan Energy Partners LP
4.300% due 05/01/24	2,720,000	2,908,932
5.000% due 08/15/42	2,500,000	2,739,704
MPLX LP
5.200% due 12/01/47 ~	1,200,000	1,279,199
5.250% due 01/15/25 ~	6,000,000	6,298,177
6.875% due 08/15/68 §	1,000,000	1,010,000
Petroleos Mexicanos (Mexico)
6.350% due 02/12/48	2,100,000	2,033,714
6.840% due 01/23/30 ~	550,000	587,450

		38,015,140

Financial - 16.8%

American Tower Corp REIT 5.000% due 02/15/24	4,300,000	4,735,767
Avolon Holdings Funding Ltd (Ireland) 3.950% due 07/01/24 ~	1,650,000	1,721,527
Bank of America Corp
2.456% due 10/22/25	2,800,000	2,817,997
3.194% due 07/23/30	3,000,000	3,103,032
4.183% due 11/25/27	4,850,000	5,257,293
4.200% due 08/26/24	5,500,000	5,907,243
4.250% due 10/22/26	5,500,000	5,998,675
Boston Properties LP REIT
2.750% due 10/01/26	1,927,000	1,954,101
3.400% due 06/21/29	1,600,000	1,671,528
Citigroup Inc
4.125% due 07/25/28	3,600,000	3,927,296
4.400% due 06/10/25	3,000,000	3,260,526
4.600% due 03/09/26	3,948,000	4,345,870
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	3,500,000	3,685,315
Duke Realty LP REIT 3.750% due 12/01/24	3,420,000	3,634,607
Equinix Inc REIT 2.900% due 11/18/26	3,650,000	3,663,228
GLP Capital LP REIT 5.250% due 06/01/25	3,450,000	3,795,310
Healthcare Trust of America Holdings LP REIT
3.100% due 02/15/30	2,000,000	1,985,820
3.500% due 08/01/26	600,000	626,195
HealthPeak Properties Inc 3.500% due 07/15/29	2,800,000	2,920,096
Host Hotels & Resorts LP REIT 3.375% due 12/15/29	4,200,000	4,242,593

	Principal Amount	Value
Jackson National Life Global Funding 2.650% due 06/21/24 ~	$4,000,000	$4,057,236
JPMorgan Chase & Co
2.950% due 10/01/26	2,000,000	2,060,990
4.125% due 12/15/26	4,000,000	4,380,998
KeyCorp 2.550% due 10/01/29	3,500,000	3,421,937
Life Storage LP REIT 4.000% due 06/15/29	2,650,000	2,837,432
MassMutual Global Funding II 3.400% due 03/08/26 ~	3,500,000	3,688,410
Mid-America Apartments LP REIT
3.600% due 06/01/27	1,276,000	1,353,899
3.950% due 03/15/29	4,600,000	5,022,395
Morgan Stanley 5.000% due 11/24/25	7,500,000	8,447,450
Nuveen LLC 4.000% due 11/01/28 ~	2,050,000	2,281,794
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	3,100,000	3,305,121
PNC Bank NA 2.700% due 10/22/29	2,500,000	2,498,095
Springleaf Finance Corp
5.375% due 11/15/29	925,000	967,226
6.125% due 03/15/24	3,200,000	3,511,968
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	3,000,000	3,406,477
The Goldman Sachs Group Inc
3.272% due 09/29/25	2,000,000	2,070,091
3.500% due 11/16/26	4,000,000	4,207,103
3.514% (USD LIBOR + 1.600%) due 11/29/23 §	2,755,000	2,855,401
The Howard Hughes Corp 5.375% due 03/15/25 ~	2,500,000	2,612,475
The Northwestern Mutual Life Insurance Co 3.625% due 09/30/59 ~	3,000,000	3,006,455
UDR Inc REIT
2.950% due 09/01/26	2,000,000	2,035,887
3.000% due 08/15/31	3,000,000	3,005,098
3.200% due 01/15/30	2,100,000	2,147,527
US Bancorp 2.400% due 07/30/24	4,000,000	4,053,548
Ventas Realty LP REIT
3.000% due 01/15/30	2,050,000	2,032,015
3.500% due 02/01/25	4,450,000	4,645,911
Wells Fargo & Co 4.400% due 06/14/46	3,750,000	4,299,156
Welltower Inc REIT 3.100% due 01/15/30	1,550,000	1,569,332
Willis North America Inc 2.950% due 09/15/29	4,000,000	3,967,020

		163,002,466

Industrial - 2.8%

Allegion US Holding Co Inc 3.550% due 10/01/27	4,336,000	4,446,754
Masco Corp 7.750% due 08/01/29	2,000,000	2,598,283
Norbord Inc (Canada)
5.750% due 07/15/27 ~	3,000,000	3,121,042
6.250% due 04/15/23 ~	2,000,000	2,145,830
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	2,500,000	2,599,425

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Penske Truck Leasing Co Lp
2.700% due 11/01/24 ~	$1,850,000	$1,863,612
3.450% due 07/01/24 ~	1,350,000	1,402,200
4.450% due 01/29/26 ~	1,200,000	1,293,530
Ryder System Inc 2.900% due 12/01/26	2,350,000	2,367,025
Waste Connections Inc 3.500% due 05/01/29	2,600,000	2,753,383
WRKCo Inc 4.200% due 06/01/32	2,450,000	2,685,696

		27,276,780

Technology - 2.4%

Broadcom Inc 4.250% due 04/15/26 ~	5,000,000	5,316,568
Dell International LLC 4.900% due 10/01/26 ~	4,000,000	4,403,525
Fiserv Inc
3.500% due 07/01/29	4,150,000	4,364,450
4.400% due 07/01/49	3,000,000	3,409,462
Micron Technology Inc 4.185% due 02/15/27	2,100,000	2,248,180
NXP BV (Netherlands) 3.875% due 06/18/26 ~	3,000,000	3,183,357

		22,925,542

Utilities - 4.7%

Avangrid Inc
3.150% due 12/01/24	2,160,000	2,229,457
3.800% due 06/01/29	1,900,000	2,015,201
Dominion Energy Inc 3.071% due 08/15/24	4,931,000	5,080,689
DPL Inc 4.350% due 04/15/29 ~	3,000,000	2,894,290
Electricite de France SA (France) 4.500% due 09/21/28 ~	2,000,000	2,223,705
FirstEnergy Corp 4.850% due 07/15/47	2,400,000	2,850,628
IPALCO Enterprises Inc 3.700% due 09/01/24	3,500,000	3,620,762
Jersey Central Power & Light Co 4.300% due 01/15/26 ~	1,700,000	1,850,715
MidAmerican Energy Co 4.250% due 07/15/49	1,650,000	1,977,068
Nevada Power Co 3.700% due 05/01/29	3,000,000	3,248,177
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	5,000,000	5,216,675
Oklahoma Gas & Electric Co 3.300% due 03/15/30	2,450,000	2,581,632
Southern California Edison Co 4.000% due 04/01/47	2,750,000	2,891,104
Talen Energy Supply LLC
6.500% due 06/01/25	1,000,000	856,345
6.625% due 01/15/28 ~	2,500,000	2,557,119
Vistra Operations Co LLC 3.550% due 07/15/24 ~	3,500,000	3,546,173

		45,639,740

Total Corporate Bonds & Notes (Cost $454,742,755)		475,445,074

	Principal Amount	Value
SENIOR LOAN NOTES - 14.0%

Communications - 1.8%

CSC Holdings LLC Term B-5 4.240% (USD LIBOR + 2.500%) due 04/15/27 § ¥	$4,250,000	$4,278,335
NEP Group Inc Term B due 10/20/25 ¥	2,992,443	2,942,568
Sprint Communications Inc Term B 4.313% (USD LIBOR + 2.500%) due 02/03/24 §	2,922,387	2,903,190
4.813% (USD LIBOR + 3.000%) due 02/03/24 §	2,475,000	2,471,877
Zayo Group LLC Term B-2 4.049% (USD LIBOR + 2.250%) due 01/19/24 §	5,000,000	5,021,180

		17,617,150

Consumer, Cyclical - 4.1%

American Builders & Contractors Supply Co Inc Term B 3.799% (USD LIBOR + 2.000%) due 01/15/27 §	4,987,500	5,010,881
Bass Pro Group LLC Term B 6.799% (USD LIBOR + 5.000%) due 09/25/24 §	1,468,631	1,465,327
Caesars Resort Collection LLC Term B 4.549% (USD LIBOR + 2.750%) due 12/22/24 §	2,972,203	2,980,460
ClubCorp Holdings Inc Term B 4.695% (USD LIBOR + 2.750%) due 09/18/24 §	2,994,583	2,843,606
Golden Nugget LLC Term B 4.692% (USD LIBOR + 2.750%) due 10/04/23 §	4,163,504	4,183,847
Hilton Worldwide Finance LLC Term B-2 3.542% (USD LIBOR + 1.750%) due 06/21/26 §	4,182,817	4,219,417
Marriott Ownership Resorts Inc Term B 3.549% (USD LIBOR + 1.750%) due 08/31/25 §	8,379,475	8,442,321
Restaurant Brands International Inc Term B (Canada) 3.549% (USD LIBOR + 1.750%) due 11/19/26 §	5,718,157	5,732,418
SeaWorld Parks & Entertainment Inc Term B-5 4.799% (USD LIBOR + 3.000%) due 03/31/24 §	4,902,096	4,927,371

		39,805,648

Consumer, Non-Cyclical - 2.0%

Albertson’s LLC Term B-7 4.549% (USD LIBOR + 2.750%) due 11/17/25 §	1,914,928	1,934,791
Avantor Funding Inc Term B-2 4.799% (USD LIBOR + 3.000%) due 11/21/24 §	909,383	915,067
Bausch Health Americas Inc Term B 4.740% (USD LIBOR + 3.000%) due 06/01/25 §	4,653,934	4,688,112

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
H-Food Holdings LLC Term B-2 due 05/31/25 ¥	$1,994,937	$1,981,221
due 05/31/25 ¥	997,481	997,481
Refinitiv US Holdings Inc Term B 5.049% (USD LIBOR + 3.250%) due 10/01/25 §	2,984,925	3,013,529
Sunshine Luxembourg VII Sarl Term B (Luxembourg) 6.195% (USD LIBOR + 4.250%) due 10/02/26 §	2,250,000	2,274,309
US Foods Inc Term B 3.549% (USD LIBOR + 1.750%) due 06/27/23 §	3,872,372	3,890,351

		19,694,861

Financial - 1.0%

Avolon (US) LLC Term B-3 (Ireland) 3.515% (USD LIBOR + 1.750%) due 01/15/25 §	1,242,786	1,252,107
HUB International Ltd Term B 4.690% (USD LIBOR + 3.000%) due 04/25/25 §	3,472,437	3,475,419
MGM Growth Properties Operating Partnership LP REIT Term B 3.799% (USD LIBOR + 2.000%) due 03/25/25 §	1,455,905	1,464,875
USI Inc Term B 4.945% (USD LIBOR + 3.000%) due 05/16/24 §	3,902,444	3,906,834

		10,099,235

Industrial - 4.4%

Advanced Disposal Services Inc Term B 3.853% (USD LIBOR + 2.250%) due 11/10/23 §	6,945,828	6,982,725
Berry Global Inc Term W 3.715% (USD LIBOR + 2.000%) due 10/01/22 §	3,000,000	3,015,804
Filtration Group Corp Term B 4.799% (USD LIBOR + 3.000%) due 03/29/25 §	3,984,202	4,005,617
GFL Environmental Inc Term B (Canada) 4.799% (USD LIBOR + 3.000%) due 05/31/25 §	6,184,103	6,201,221
Hamilton HoldCo LLC Term B (Australia) 3.950% (USD LIBOR + 2.000%) due 01/02/27 §	4,987,500	4,999,969
Reynolds Group Holdings Inc Term B 4.549% (USD LIBOR + 2.750%) due 02/05/23 § ¥	6,912,231	6,943,551
The Hillman Group Inc Term B 5.799% (USD LIBOR + 4.000%) due 05/31/25 § ¥	2,992,405	2,948,767
TransDigm Inc
Term E 4.299% (USD LIBOR + 2.500%) due 05/30/25 §	1,908,646	1,915,564
Term F 4.299% (USD LIBOR + 2.500%) due 06/09/23 § ¥	5,797,490	5,822,854

		42,836,072

	Principal Amount	Value
Technology - 0.6%

Vertafore Inc Term B 5.049% (USD LIBOR + 3.250%) due 07/02/25 § ¥	$5,954,962	$5,897,271

Utilities - 0.1%

Vistra Operations Co LLC Term B-3 3.537% (USD LIBOR + 1.750%) due 12/31/25 §	500,000	503,531

Total Senior Loan Notes (Cost $135,723,994)		136,453,768

MORTGAGE-BACKED SECURITIES - 0.4%

Fannie Mae - 0.4%

2.000% due 01/01/35	4,500,000	4,440,060

Total Mortgage-Backed Securities (Cost $4,431,797)		4,440,060

ASSET-BACKED SECURITIES - 13.8%

AmeriCredit Automobile Receivables Trust
2.240% due 06/19/23	1,450,000	1,452,373
2.400% due 05/18/22	1,850,000	1,852,793
2.690% due 06/19/23	1,050,000	1,060,373
2.710% due 08/18/22	1,500,000	1,509,300
3.130% due 02/18/25	1,250,000	1,272,803
3.360% due 02/18/25	1,000,000	1,026,069
Apidos CLO XXX ‘A2’ (Cayman) 3.603% (USD LIBOR + 1.600%) due 10/18/31 § ~	3,600,000	3,554,028
Benefit Street Partners CLO X Ltd (Cayman)
3.141% (USD LIBOR + 1.140%) due 01/15/29 § ~	400,000	400,305
3.751% (USD LIBOR + 1.750%) due 01/15/29 § ~	250,000	249,761
Buttermilk Park CLO Ltd ‘A1’ (Cayman) 3.101% (USD LIBOR + 1.100%) due 10/15/31 § ~	1,600,000	1,592,219
Capital Auto Receivables Asset Trust
2.110% due 03/22/21	107,770	107,759
3.090% due 08/22/22 ~	1,600,000	1,614,297
Carlyle Global Market Strategies CLO Ltd (Cayman)
2.986% (USD LIBOR + 1.050%) due 07/27/31 § ~	1,000,000	996,759
3.486% (USD LIBOR + 1.550%) due 07/27/31 § ~	2,000,000	1,949,338
CIFC Funding 2015-III Ltd ‘AR’ (Cayman)
2.836% (USD LIBOR + 0.870%) due 04/19/29 § ~	3,000,000	2,986,905
3.616% (USD LIBOR + 1.650%) due 04/19/29 § ~	1,805,000	1,728,754
Dryden 33 Senior Loan Fund (Cayman) 3.751% (USD LIBOR + 1.750%) due 04/15/29 § ~	2,000,000	2,001,361
Dryden 43 Senior Loan Fund (Cayman) 3.716% (USD LIBOR + 1.750%) due 07/20/29 § ~	3,200,000	3,201,589
Dryden 53 CLO Ltd (Cayman) 3.401% (USD LIBOR + 1.400%) due 01/15/31 § ~	1,500,000	1,472,089

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Dryden 55 CLO Ltd (Cayman) 3.901% (USD LIBOR + 1.900%) due 04/15/31 § ~	$1,000,000	$962,855
Dryden 58 CLO Ltd (Cayman)
3.502% (USD LIBOR + 1.500%) due 07/17/31 # § ~	2,000,000	1,966,461
3.802% (USD LIBOR + 1.800%) due 07/17/31 # § ~	2,000,000	1,923,291
Dryden 61 CLO Ltd (Cayman)
3.652% (USD LIBOR + 1.650%) due 01/17/32 § ~	2,250,000	2,231,898
4.062% (USD LIBOR + 2.050%) due 01/17/32 § ~	2,250,000	2,207,129
Dryden 64 CLO Ltd (Cayman) 3.403% (USD LIBOR + 1.400%) due 04/18/31 § ~	1,600,000	1,569,280
Dryden 75 CLO Ltd (Cayman) 3.701% (USD LIBOR + 1.700%) due 07/15/30 § ~	900,000	897,779
Ford Credit Auto Owner Trust
1.730% due 03/15/22	850,000	847,606
2.240% due 06/15/22	1,000,000	1,001,484
2.350% due 04/15/23	2,500,000	2,514,042
3.190% due 07/15/31 ~	4,000,000	4,160,605
Madison Park Funding Ltd (Cayman)
3.601% (USD LIBOR + 1.600%) due 07/15/30 § ~	2,600,000	2,584,341
3.753% (USD LIBOR + 1.750%) due 10/18/30 § ~	2,600,000	2,590,712
3.851% (USD LIBOR + 1.850%) due 07/15/30 § ~	1,400,000	1,368,236
Magnetite VIII Ltd (Cayman) 2.981% (USD LIBOR + 0.980%) due 04/15/31 § ~	3,000,000	2,982,779
Navient Private Education Refi Loan Trust 2.640% due 05/15/68 ~	2,000,000	1,985,190
Navient Student Loan Trust 2.512% (USD LIBOR + 0.720%) due 03/25/67 § ~	2,000,000	1,961,518
Octagon Investment Partners 25 Ltd (Cayman) 3.166% (USD LIBOR + 1.200%) due 10/20/26 § ~	2,000,000	1,988,598
OneMain Financial Issuance Trust 2.370% due 09/14/32 ~	3,245,679	3,245,646
Palmer Square CLO Ltd (Cayman) 3.101% (USD LIBOR + 1.100%) due 07/16/31 § ~	2,000,000	1,994,995
Palmer Square Loan Funding Ltd (Cayman)
2.741% (USD LIBOR + 0.740%) due 10/15/25 § ~	2,599,790	2,601,169
2.760% (USD LIBOR + 0.850%) due 08/15/26 § ~	1,437,814	1,438,871
2.810% (USD LIBOR + 0.900%) due 11/15/26 § ~	3,039,507	3,041,479
2.836% (USD LIBOR + 0.900%) due 10/24/27 § ~	2,750,000	2,750,045
3.536% (USD LIBOR + 1.600%) due 10/24/27 § ~	1,750,000	1,750,737
Regatta XIV Funding Ltd ‘A’ (Cayman) 3.130% (USD LIBOR + 1.190%) due 10/25/31 § ~	3,300,000	3,282,661
Santander Drive Auto Receivables Trust
2.490% due 10/15/25	2,000,000	2,008,291
2.070% (USD LIBOR + 0.330%) due 02/15/22 §	2,000,000	2,000,952
2.630% due 07/15/22	1,334,751	1,335,654
2.660% due 11/15/21	184,314	184,396

	Principal Amount	Value
2.960% due 03/15/24	$1,850,000	$1,860,176
3.290% due 10/17/22	750,000	751,420
3.350% due 07/17/23	2,000,000	2,021,034
3.510% due 08/15/23	2,500,000	2,526,308
SLM Student Loan Trust 2.490% (USD LIBOR + 0.550%) due 10/25/64 § ~	10,000,000	9,838,392
SMB Private Education Loan Trust
2.040% (USD LIBOR + 0.300%) due 09/15/25 § ~	1,025,326	1,024,935
2.340% due 09/15/34 ~	1,759,869	1,754,624
2.700% due 05/15/31 ~	1,510,667	1,515,665
2.820% due 10/15/35 ~	3,949,590	3,959,053
2.880% due 09/15/34 ~	3,518,621	3,533,853
3.440% due 07/15/36 ~	1,850,000	1,879,877
3.500% due 02/15/36 ~	2,300,000	2,385,161
3.600% due 01/15/37 ~	1,550,000	1,593,557
3.630% due 11/15/35 ~	2,000,000	2,081,726
SoFi Consumer Loan Program Trust ‘A’ 2.450% due 08/25/28 ~	2,372,576	2,376,597
Sofi Professional Loan Program LLC 2.370% due 11/16/48 ~	2,000,000	1,963,980
Voya CLO Ltd (Cayman) 3.131% (USD LIBOR + 1.130%) due 10/15/30 § ~	2,000,000	1,995,599

Total Asset-Backed Securities (Cost $134,533,556)		134,469,532

U.S. TREASURY OBLIGATIONS - 16.1%

U.S. Treasury Bonds - 3.8%

2.250% due 08/15/46	4,050,000	3,932,474
2.250% due 08/15/49	2,000,000	1,938,473
2.500% due 02/15/46	3,500,000	3,570,318
2.500% due 05/15/46	3,000,000	3,060,272
2.750% due 11/15/47	4,000,000	4,285,831
2.875% due 11/15/46	3,000,000	3,287,850
3.000% due 11/15/44	4,000,000	4,455,083
3.000% due 02/15/49	5,000,000	5,635,844
3.375% due 11/15/48	6,000,000	7,233,669

		37,399,814

U.S. Treasury Notes - 12.3%

1.125% due 04/30/20	3,000,000	2,994,941
1.250% due 07/31/23	5,000,000	4,930,393
1.375% due 08/31/23	4,000,000	3,960,257
1.375% due 09/30/23	4,500,000	4,451,857
1.625% due 11/15/22	5,000,000	5,001,620
1.625% due 02/15/26	7,000,000	6,932,409
1.625% due 05/15/26	5,000,000	4,945,042
1.625% due 09/30/26	10,000,000	9,870,951
1.750% due 07/31/21	4,000,000	4,009,501
1.750% due 11/15/29	22,000,000	21,653,667
2.000% due 10/31/21	1,400,000	1,410,352
2.000% due 11/30/22	6,000,000	6,065,656
2.125% due 12/31/21	4,500,000	4,546,865
2.250% due 02/15/27	2,000,000	2,054,201
2.375% due 05/15/29	5,000,000	5,193,853
2.500% due 02/28/26	7,400,000	7,704,935
2.625% due 02/15/29	7,000,000	7,414,718

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
2.875% due 08/15/28	$2,250,000	$2,423,914
3.125% due 11/15/28	12,400,000	13,627,696

		119,192,828

Total U.S. Treasury Obligations (Cost $150,168,217)		156,592,642

FOREIGN GOVERNMENT BONDS & NOTES - 1.0%

Chile Government (Chile) 2.250% due 10/30/22	2,000,000	2,008,400
Export-Import Bank of Korea (South Korea) 2.250% due 01/21/20	1,900,000	1,900,275
Mexico Government (Mexico) 4.500% due 04/22/29	2,300,000	2,525,400
Province of British Columbia (Canada) 2.000% due 10/23/22	3,000,000	3,021,614

Total Foreign Government Bonds & Notes (Cost $9,138,315)		9,455,689

	Shares
SHORT-TERM INVESTMENT - 6.7%

Money Market Fund - 6.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.510%	64,765,560	64,765,560

Total Short-Term Investment (Cost $64,765,560)		64,765,560

TOTAL INVESTMENTS - 100.9% (Cost $953,504,194)		981,622,325

OTHER ASSETS & LIABILITIES, NET - (0.9%)		(8,958,133)

NET ASSETS - 100.0%		$972,664,192

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$475,445,074	$—	$475,445,074	$—
	Senior Loan Notes	136,453,768	—	136,453,768	—
	Mortgage-Backed Securities	4,440,060	—	4,440,060	—
	Asset-Backed Securities	134,469,532	—	134,469,532	—
	U.S. Treasury Obligations	156,592,642	—	156,592,642	—
	Foreign Government Bonds & Notes	9,455,689	—	9,455,689	—
	Short-Term Investment	64,765,560	64,765,560	—	—

	Total	$981,622,325	$64,765,560	$916,856,765	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDSSM STRATEGIC INCOME

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.7%

Basic Materials - 0.2%

Constellium SE *	96,660	$1,295,244

Consumer, Cyclical - 0.1%

Lennar Corp ‘A’	11,376	634,667

Energy - 0.5%

Chevron Corp	8,174	985,049
Diamondback Energy Inc	10,805	1,003,352
Exxon Mobil Corp	14,092	983,340
Pioneer Natural Resources Co	6,488	982,088

		3,953,829

Financial - 0.6%

Bank of America Corp	35,217	1,240,343
Citigroup Inc	17,345	1,385,692
The Goldman Sachs Group Inc	4,792	1,101,824
Wells Fargo & Co	26,387	1,419,621

		5,147,480

Industrial - 0.3%

Evoqua Water Technologies Corp *	75,629	1,433,170
Xylem Inc	11,110	875,357

		2,308,527

Total Common Stocks (Cost $11,765,212)		13,339,747

	Principal Amount
CORPORATE BONDS & NOTES - 66.2%

Basic Materials - 1.6%

Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	$4,125,000	4,240,500
Hecla Mining Co 6.875% due 05/01/21	2,600,000	2,597,400
Hexion Inc 7.875% due 07/15/27 ~	1,375,000	1,433,403
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	2,785,000	2,925,218
Univar Solutions USA Inc 5.125% due 12/01/27 ~	1,650,000	1,725,289

		12,921,810

Communications - 6.9%

AT&T Inc
3.400% due 05/15/25	3,000,000	3,144,643
4.350% due 03/01/29	5,175,000	5,754,323
4.850% due 03/01/39	700,000	806,951
CCO Holdings LLC 5.000% due 02/01/28 ~	150,000	157,676
Charter Communications Operating LLC
3.750% due 02/15/28	1,500,000	1,555,405
4.200% due 03/15/28	3,150,000	3,356,891
5.050% due 03/30/29	1,500,000	1,701,134
5.125% due 07/01/49	3,000,000	3,260,820

	Principal Amount	Value
Clear Channel Worldwide Holdings Inc 5.125% due 08/15/27 ~	$3,500,000	$3,651,025
Comcast Corp 4.950% due 10/15/58	3,475,000	4,518,668
CSC Holdings LLC
5.750% due 01/15/30 ~	200,000	213,750
6.500% due 02/01/29 ~	2,025,000	2,261,672
Diamond Sports Group LLC 6.625% due 08/15/27 ~	4,775,000	4,652,521
Discovery Communications LLC 4.125% due 05/15/29	4,175,000	4,510,169
Sirius XM Radio Inc 5.500% due 07/01/29 ~	2,975,000	3,222,193
Sprint Capital Corp 8.750% due 03/15/32	1,500,000	1,823,400
Sprint Communications Inc 6.000% due 11/15/22	1,000,000	1,050,530
Sprint Corp
7.625% due 02/15/25	1,340,000	1,473,799
7.625% due 03/01/26	275,000	303,779
7.875% due 09/15/23	25,000	27,635
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	87,500	88,388
Telesat LLC (Canada)
4.875% due 06/01/27 ~	700,000	714,000
6.500% due 10/15/27 ~	350,000	365,523
The Interpublic Group of Cos Inc 4.650% due 10/01/28	2,000,000	2,250,505
Uber Technologies Inc 8.000% due 11/01/26 ~	250,000	261,206
Verizon Communications Inc 5.250% due 03/16/37	3,500,000	4,391,893

		55,518,499

Consumer, Cyclical - 10.8%

Air Canada Pass-Through Trust ‘B’ (Canada) 3.875% due 09/15/24 ~	736,072	743,205
American Airlines Pass-Through Trust ‘A’
3.500% due 08/15/33	1,950,000	2,000,446
4.100% due 07/15/29	1,285,289	1,370,590
American Airlines Pass-Through Trust ‘AA’ 3.150% due 08/15/33	2,950,000	3,036,427
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	1,061,389	1,124,821
American Builders & Contractors Supply Co Inc 4.000% due 01/15/28 ~	3,500,000	3,558,975
Beazer Homes USA Inc
5.875% due 10/15/27	2,700,000	2,733,818
6.750% due 03/15/25	1,000,000	1,052,915
7.250% due 10/15/29 ~	1,350,000	1,444,534
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.300% due 06/15/34 ~	2,749,740	2,854,569
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	2,800,000	2,901,500
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	3,250,000	2,845,099
Core & Main Holdings LP 8.625% Cash or 9.375% PIK due 09/15/24 ~	1,575,000	1,642,591
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	2,750,000	2,895,516
eG Global Finance PLC (United Kingdom) 8.500% due 10/30/25 ~	2,500,000	2,658,338

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	$1,275,000	$1,307,404
General Motors Financial Co Inc
3.200% due 07/06/21	1,550,000	1,571,428
4.375% due 09/25/21	1,500,000	1,554,390
5.100% due 01/17/24	1,000,000	1,085,729
5.650% due 01/17/29	1,175,000	1,328,081
Golden Nugget Inc
6.750% due 10/15/24 ~	2,375,000	2,464,039
8.750% due 10/01/25 ~	2,175,000	2,331,306
Hasbro Inc 3.550% due 11/19/26	2,950,000	2,971,853
Hyundai Capital America 4.125% due 06/08/23 ~	3,700,000	3,865,263
Las Vegas Sands Corp 3.500% due 08/18/26	3,450,000	3,550,642
Lennar Corp 4.750% due 11/29/27	2,075,000	2,239,651
Live Nation Entertainment Inc 4.750% due 10/15/27 ~	3,000,000	3,110,550
Mattamy Group Corp (Canada)
5.250% due 12/15/27 ~	500,000	521,250
6.500% due 10/01/25 ~	1,450,000	1,550,898
Mattel Inc 5.875% due 12/15/27 ~	2,375,000	2,507,050
Merlin Entertainments PLC (United Kingdom) 5.750% due 06/15/26 ~	355,000	389,736
Michaels Stores Inc 8.000% due 07/15/27 ~	2,660,000	2,545,221
Norwegian Air Shuttle ASA Pass-Through Trust ‘B’ (Norway) 7.500% due 05/10/25 ~	293,343	300,585
Panther BF Aggregator 2 LP
6.250% due 05/15/26 ~	2,400,000	2,590,498
8.500% due 05/15/27 ~	575,000	612,001
Scientific Games International Inc
7.000% due 05/15/28 ~	500,000	535,925
7.250% due 11/15/29 ~	500,000	544,675
8.250% due 03/15/26 ~	1,350,000	1,490,905
Tesla Inc 5.300% due 08/15/25 ~	7,025,000	6,831,742
United Airlines Pass Through Trust ‘AA’ 4.150% due 02/25/33	2,723,500	2,943,607
Wynn Resorts Finance LLC 5.125% due 10/01/29 ~	3,250,000	3,495,781

		87,103,554

Consumer, Non-Cyclical - 9.1%

AbbVie Inc
2.950% due 11/21/26 ~	1,850,000	1,880,515
3.200% due 11/21/29 ~	3,000,000	3,053,803
Ahern Rentals Inc 7.375% due 05/15/23 ~	5,600,000	4,454,324
Albertsons Cos Inc
4.625% due 01/15/27 ~	400,000	400,260
5.875% due 02/15/28 ~	1,950,000	2,075,482
Allied Universal Holdco LLC 9.750% due 07/15/27 ~	2,950,000	3,158,248
Anheuser-Busch InBev Worldwide Inc (Belgium)
4.750% due 01/23/29	3,825,000	4,431,446
5.450% due 01/23/39	500,000	628,799
5.800% due 01/23/59	3,200,000	4,361,703
Bacardi Ltd (Bermuda) 4.700% due 05/15/28 ~	3,000,000	3,268,959
BAT Capital Corp (United Kingdom) 3.222% due 08/15/24	2,200,000	2,249,840

	Principal Amount	Value
Bausch Health Americas Inc 8.500% due 01/31/27 ~	$25,000	$28,516
Bausch Health Cos Inc
5.000% due 01/30/28 ~	800,000	823,112
5.250% due 01/30/30 ~	800,000	831,600
6.125% due 04/15/25 ~	600,000	621,189
Charles River Laboratories International Inc 4.250% due 05/01/28 ~	3,500,000	3,572,100
Eagle Holding Co II LLC
7.625% Cash or 8.375% PIK due 05/15/22 ~	3,246,000	3,305,184
7.750% Cash or 8.500% PIK due 05/15/22 ~	725,000	737,441
Global Payments Inc 3.200% due 08/15/29	2,250,000	2,299,382
GW B-CR Security Corp (Canada) 9.500% due 11/01/27 ~	542,000	579,588
HCA Inc
5.000% due 03/15/24	3,000,000	3,280,027
5.125% due 06/15/39	3,200,000	3,542,573
5.625% due 09/01/28	150,000	171,218
Jaguar Holding Co II 6.375% due 08/01/23 ~	500,000	517,339
JBS Investments II GmbH
5.750% due 01/15/28 ~	1,000,000	1,056,350
7.000% due 01/15/26 ~	950,000	1,035,167
Keurig Dr Pepper Inc 4.597% due 05/25/28	3,200,000	3,595,195
Pilgrim’s Pride Corp 5.875% due 09/30/27 ~	2,875,000	3,113,912
Reynolds American Inc (United Kingdom) 4.450% due 06/12/25	1,500,000	1,614,931
Select Medical Corp 6.250% due 08/15/26 ~	4,650,000	5,042,251
TMS International Holding Corp 7.250% due 08/15/25 ~	6,417,000	5,820,764
Verscend Escrow Corp 9.750% due 08/15/26 ~	1,675,000	1,836,261

		73,387,479

Energy - 7.7%

Antero Resources Corp 5.375% due 11/01/21	2,975,000	2,838,172
Archrock Partners LP
6.250% due 04/01/28 ~	1,675,000	1,729,438
6.875% due 04/01/27 ~	1,325,000	1,404,265
Ascent Resources Utica Holdings LLC
7.000% due 11/01/26 ~	2,850,000	2,280,990
10.000% due 04/01/22 ~	50,000	49,856
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	3,125,000	3,459,469
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	3,075,000	3,182,079
5.750% due 01/30/28 ~	1,275,000	1,342,703
Energy Transfer Operating LP
4.050% due 03/15/25	1,200,000	1,261,235
4.750% due 01/15/26	1,700,000	1,840,513
5.800% due 06/15/38	3,000,000	3,395,235
6.250% due 02/15/23	3,650,000	3,436,548
EnLink Midstream Partners LP
4.150% due 06/01/25	275,000	259,073
4.400% due 04/01/24	2,500,000	2,431,475
EQM Midstream Partners LP 4.000% due 08/01/24	3,850,000	3,746,090

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Global Partners LP 7.000% due 08/01/27 ~	$2,275,000	$2,423,666
Kinder Morgan Energy Partners LP
4.300% due 05/01/24	5,315,000	5,684,181
5.000% due 08/15/42	1,000,000	1,095,881
Moss Creek Resources Holdings Inc 7.500% due 01/15/26 ~	2,025,000	1,544,766
MPLX LP
4.000% due 03/15/28	2,650,000	2,743,672
4.800% due 02/15/29	350,000	383,970
5.250% due 01/15/25 ~	4,825,000	5,064,784
6.875% due 02/15/23	450,000	454,500
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	2,725,000	3,068,154
Sunoco Logistics Partners Operations LP 4.000% due 10/01/27	1,200,000	1,241,136
Targa Resources Partners LP
5.000% due 01/15/28	650,000	664,510
5.125% due 02/01/25	900,000	935,991
5.375% due 02/01/27	200,000	207,870
5.875% due 04/15/26	1,500,000	1,596,561
6.500% due 07/15/27 ~	500,000	548,425
WPX Energy Inc 5.250% due 10/15/27	1,850,000	1,955,173

		62,270,381

Financial - 17.6%

AerCap Ireland Capital DAC (Ireland)
3.300% due 01/23/23	1,850,000	1,896,384
3.950% due 02/01/22	750,000	774,882
4.450% due 10/01/25	2,000,000	2,150,079
Air Lease Corp
3.625% due 04/01/27	1,650,000	1,710,821
3.750% due 06/01/26	3,000,000	3,136,054
4.250% due 09/15/24	1,000,000	1,071,030
4.625% due 10/01/28	1,500,000	1,653,604
Alliance Data Systems Corp 4.750% due 12/15/24 ~	700,000	700,000
Avolon Holdings Funding Ltd (Ireland) 4.375% due 05/01/26 ~	3,200,000	3,384,160
Bank of America Corp
2.597% (USD LIBOR + 0.650%) due 06/25/22 §	3,000,000	3,016,958
2.661% (USD LIBOR + 0.770%) due 02/05/26 §	2,000,000	2,000,248
3.366% due 01/23/26	1,000,000	1,046,184
4.183% due 11/25/27	5,575,000	6,043,178
BOC Aviation Ltd (Singapore) 3.500% due 09/18/27 ~	4,000,000	4,108,827
Citigroup Inc
2.900% (USD LIBOR + 0.960%) due 04/25/22 §	3,000,000	3,040,404
3.980% due 03/20/30	3,000,000	3,282,064
4.075% due 04/23/29	3,000,000	3,287,117
4.400% due 06/10/25	2,500,000	2,717,105
4.600% due 03/09/26	575,000	632,947
CNO Financial Group Inc 5.250% due 05/30/29	3,100,000	3,469,202
GLP Capital LP REIT 5.300% due 01/15/29	4,000,000	4,452,090
Healthpeak Properties Inc REIT 3.250% due 07/15/26	5,000,000	5,184,903
Host Hotels & Resorts LP REIT 3.375% due 12/15/29	3,300,000	3,333,466

	Principal Amount	Value
Iron Mountain Inc REIT
4.875% due 09/15/29 ~	$3,300,000	$3,359,804
5.250% due 03/15/28 ~	150,000	156,278
JPMorgan Chase & Co
3.125% due 01/23/25	4,600,000	4,802,075
4.005% due 04/23/29	2,000,000	2,195,659
4.125% due 12/15/26	4,150,000	4,545,286
KeyCorp 2.550% due 10/01/29	4,900,000	4,790,712
Marsh & McLennan Cos Inc 3.875% due 03/15/24	2,500,000	2,666,455
Mid-America Apartments LP REIT 3.950% due 03/15/29	4,175,000	4,558,369
Morgan Stanley
3.124% (USD LIBOR + 1.220%) due 05/08/24 §	2,000,000	2,036,729
3.591% due 07/22/28	3,950,000	4,198,328
3.772% due 01/24/29	2,050,000	2,205,678
5.000% due 11/24/25	3,150,000	3,547,929
Service Properties Trust REIT 4.950% due 02/15/27	4,925,000	5,106,618
Springleaf Finance Corp
5.375% due 11/15/29	2,775,000	2,901,679
7.125% due 03/15/26	3,750,000	4,342,781
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	1,975,000	2,242,597
The Goldman Sachs Group Inc
2.936% (USD LIBOR + 1.000%) due 07/24/23 §	3,000,000	3,030,424
3.272% due 09/29/25	2,500,000	2,587,614
3.500% due 11/16/26	1,100,000	1,156,953
3.625% due 02/20/24	350,000	367,346
3.750% due 02/25/26	2,300,000	2,434,095
The Howard Hughes Corp 5.375% due 03/15/25 ~	3,025,000	3,161,095
UDR Inc REIT 3.000% due 08/15/31	3,450,000	3,455,863
Ventas Realty LP REIT 3.500% due 02/01/25	3,200,000	3,340,880
VICI Properties LP REIT
4.250% due 12/01/26 ~	1,000,000	1,031,835
4.625% due 12/01/29 ~	1,000,000	1,046,850
Wells Fargo & Co 3.750% due 01/24/24	4,150,000	4,385,867

		141,747,506

Industrial - 8.7%

Allegion US Holding Co Inc
3.200% due 10/01/24	3,000,000	3,084,705
3.550% due 10/01/27	650,000	666,603
Apex Tool Group LLC 9.000% due 02/15/23 ~	2,425,000	2,183,506
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	2,800,000	2,900,240
Ardagh Packaging Finance PLC (Ireland)
4.125% due 08/15/26 ~	200,000	205,375
5.250% due 08/15/27 ~	200,000	210,874
Brand Industrial Services Inc 8.500% due 07/15/25 ~	2,000,000	2,054,980
Cloud Crane LLC 10.125% due 08/01/24 ~	2,800,000	2,945,838
Flex Acquisition Co Inc 7.875% due 07/15/26 ~	1,775,000	1,792,435

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
GFL Environmental Inc (Canada)
5.125% due 12/15/26 ~	$175,000	$184,429
7.000% due 06/01/26 ~	2,700,000	2,859,968
Masco Corp
3.500% due 04/01/21	1,075,000	1,090,726
7.750% due 08/01/29	4,110,000	5,339,472
Mauser Packaging Solutions Holding Co
5.500% due 04/15/24 ~	1,375,000	1,419,811
7.250% due 04/15/25 ~	4,200,000	4,157,958
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	3,943,000	4,185,739
Penske Truck Leasing Co LP
3.350% due 11/01/29 ~	4,925,000	4,924,504
3.450% due 07/01/24 ~	2,950,000	3,064,066
Standard Industries Inc
4.750% due 01/15/28 ~	6,418,000	6,593,356
5.000% due 02/15/27 ~	1,500,000	1,567,234
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	3,895,000	3,865,096
TransDigm Inc
5.500% due 11/15/27 ~	675,000	683,829
6.250% due 03/15/26 ~	275,000	298,233
6.375% due 06/15/26	25,000	26,562
6.500% due 07/15/24	1,175,000	1,214,286
TransDigm UK Holdings PLC 6.875% due 05/15/26	3,500,000	3,737,466
United Parcel Service Inc 3.400% due 09/01/49	2,125,000	2,151,676
WRKCo Inc 3.900% due 06/01/28	5,175,000	5,493,309
Zekelman Industries Inc 9.875% due 06/15/23 ~	1,115,000	1,172,841

		70,075,117

Technology - 2.6%

Broadcom Inc 4.250% due 04/15/26 ~	5,175,000	5,502,648
Dell International LLC
4.000% due 07/15/24 ~	3,000,000	3,142,496
4.900% due 10/01/26 ~	1,700,000	1,871,498
International Business Machines Corp 3.000% due 05/15/24	5,000,000	5,180,758
NXP BV (Netherlands)
3.875% due 06/18/26 ~	650,000	689,727
4.300% due 06/18/29 ~	4,175,000	4,517,258

		20,904,385

Utilities - 1.2%

DPL Inc 4.350% due 04/15/29 ~	3,000,000	2,894,290
MidAmerican Energy Co 4.250% due 07/15/49	1,975,000	2,366,491
Vistra Operations Co LLC
4.300% due 07/15/29 ~	1,000,000	1,019,969
5.000% due 07/31/27 ~	2,575,000	2,695,587
5.625% due 02/15/27 ~	850,000	897,260

		9,873,597

Total Corporate Bonds & Notes (Cost $513,827,943)		533,802,328

	Principal Amount	Value
SENIOR LOAN NOTES - 22.4%

Basic Materials - 0.6%

Aleris International Inc 6.549% (USD LIBOR + 4.750%) due 02/27/23 §	$4,939,924	$4,953,045

Communications - 4.3%

Charter Communications Operating LLC Term B-2 3.550% (USD LIBOR + 1.750%) due 02/01/27 §	2,474,858	2,493,612
Clear Channel Outdoor Holdings Inc Term B 5.299% (USD LIBOR + 3.500%) due 08/21/26 § ¥	4,239,375	4,269,848
CommScope Inc Term B-2 due 04/04/26 ¥	3,491,272	3,518,312
CSC Holdings LLC
3.990% (USD LIBOR + 2.250%) due 07/17/25 §	639,844	641,443
Term B-5 4.240% (USD LIBOR + 2.500%) due 04/15/27 §	5,824,063	5,862,891
SBA Senior Finance II LLC Term B due 04/11/25 ¥	4,994,937	5,019,911
Sprint Communications Inc Term B
4.313% (USD LIBOR + 2.500%) due 02/03/24 §	2,436,137	2,420,134
4.813% (USD LIBOR + 3.000%) due 02/03/24 §	1,857,180	1,854,837
Uber Technologies Inc Term B 5.745% (USD LIBOR + 4.000%) due 04/04/25 §	1,979,900	1,986,087
Zayo Group LLC Term B-2 4.049% (USD LIBOR + 2.250%) due 01/19/24 §	6,500,000	6,527,534

		34,594,609

Consumer, Cyclical - 4.3%

Bass Pro Group LLC Term B 6.799% (USD LIBOR + 5.000%) due 09/25/24 §	3,463,301	3,455,508
Caesars Resort Collection LLC Term B 4.549% (USD LIBOR + 2.750%) due 12/22/24 §	6,384,848	6,402,586
ClubCorp Holdings Inc Term B 4.695% (USD LIBOR + 2.750%) due 09/18/24 § ¥	4,419,444	4,196,629
Golden Nugget LLC Term B 4.692% (USD LIBOR + 2.750%) due 10/04/23 §	362,377	364,148
Restaurant Brands International Inc Term B (Canada) 3.549% (USD LIBOR + 1.750%) due 11/19/26 §	3,845,797	3,855,388
SeaWorld Parks & Entertainment Inc Term B-5 4.799% (USD LIBOR + 3.000%) due 03/31/24 §	4,769,183	4,793,773
Spectacle Gary Holdings LLC 11.000% (USD LIBOR + 9.000%) due 12/23/25 §	3,263,514	3,292,069

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
SRS Distribution Inc Term B 5.049% (USD LIBOR + 3.250%) due 05/24/25 §	$4,462,500	$4,436,283
Tacala Investment Corp Term B 5.799% (USD LIBOR + 4.000%) due 02/01/25 §	3,939,924	3,960,609

		34,756,993

Consumer, Non-Cyclical - 3.2%

Albertson’s LLC Term B-7 4.549% (USD LIBOR + 2.750%) due 11/17/25 §	1,461,217	1,476,374
Allied Universal Holdco LLC
6.049% (USD LIBOR + 4.250%) due 07/12/26 §	1,364,865	1,375,272
6.055% (USD LIBOR + 4.250%) due 07/12/26 §	135,135	136,166
Bausch Health Americas Inc Term B
4.490% (USD LIBOR + 2.750%) due 11/27/25 §	1,789,474	1,802,671
4.740% (USD LIBOR + 3.000%) due 06/01/25 §	6,696,316	6,745,493
Garda World Security Corp Term B (Canada) 6.660% (USD LIBOR + 4.750%) due 10/30/26 §	2,500,000	2,517,708
Jaguar Holding Co II 4.299% (USD LIBOR + 2.500%) due 08/18/22 §	868,182	873,849
NVA Holdings Inc Term B-3 6.500% (USD LIBOR + 2.750%) due 02/02/25 §	4,859,881	4,861,781
RegionalCare Hospital Partners Holdings Inc Term B 6.304% (USD LIBOR + 4.500%) due 11/16/25 §	3,000,000	3,027,813
Sunshine Luxembourg VII Sarl Term B (Luxembourg) 6.195% (USD LIBOR + 4.250%) due 10/02/26 §	2,750,000	2,779,711

		25,596,838

Energy - 0.3%

Traverse Midstream Partners LLC Term B 5.800% (USD LIBOR + 4.000%) due 09/27/24 §	2,493,687	2,263,021

Financial - 1.1%

HUB International Ltd Term B 4.690% (USD LIBOR + 3.000%) due 04/25/25 §	4,804,666	4,808,793
USI Inc Term B 4.945% (USD LIBOR + 3.000%) due 05/16/24 §	3,910,000	3,914,399

		8,723,192

Industrial - 7.6%

Advanced Disposal Services Inc Term B 3.853% (USD LIBOR + 2.250%) due 11/10/23 §	5,790,375	5,821,133
Brand Industrial Services Inc 6.235% (USD LIBOR + 4.250%) due 06/21/24 §	3,909,774	3,904,187

	Principal Amount	Value
Cornerstone Building Brands Inc Term B 5.486% (USD LIBOR + 3.750%) due 04/12/25 §	$4,328,864	$4,327,024
Crosby US Acquisition Corp Term B 6.535% (USD LIBOR + 4.750%) due 06/27/26 §	2,985,000	2,929,031
Dynasty Acquisition Co Inc 5.945% (USD LIBOR + 4.000%) due 04/08/26 §	3,162,528	3,190,767
EWT Holdings III Corp 4.799% (USD LIBOR + 3.000%) due 12/20/24 §	2,756,109	2,772,475
Filtration Group Corp Term B 4.799% (USD LIBOR + 3.000%) due 03/29/25 §	3,222,606	3,239,927
Flex Acquisition Co Inc
5.091% (USD LIBOR + 3.000%) due 12/29/23 §	1,765,190	1,754,599
Term B 5.349% (USD LIBOR + 3.250%) due 06/29/25 §	978,518	973,381
GFL Environmental Inc Term B (Canada) 4.799% (USD LIBOR + 3.000%) due 05/31/25 §	5,077,604	5,091,659
Kloeckner Pentaplast of America Inc Term B (Luxembourg) 6.177% (USD LIBOR + 4.250%) due 06/30/22 § ¥	3,929,949	3,546,909
Mauser Packaging Solutions Holding Co Term B 5.234% (USD LIBOR + 3.250%) due 04/03/24 §	3,172,415	3,166,962
North American Lifting Holdings Inc
6.445% (USD LIBOR + 4.500%) due 11/27/20 §	2,460,779	2,068,208
(2nd Lien) 10.945% (USD LIBOR + 9.000%) due 11/27/21 §	2,000,000	1,224,376
Reynolds Group Holdings Inc Term B 4.549% (USD LIBOR + 2.750%) due 02/05/23 §	8,801,881	8,841,763
StandardAero (Canada) 5.945% (USD LIBOR + 4.000%) due 04/04/26 §	1,700,284	1,715,466
Titan Acquisition Ltd Term B (Canada) 4.799% (USD LIBOR + 3.000%) due 03/28/25 §	2,954,887	2,911,303
TransDigm Inc
Term F 4.299% (USD LIBOR + 2.500%) due 06/09/23 §	965,118	969,341
Term G 4.299% (USD LIBOR + 2.500%) due 08/22/24 §	2,810,817	2,823,552

		61,272,063

Technology - 1.0%

Tempo Acquisition LLC Term B 4.549% (USD LIBOR + 3.000%) due 05/01/24 §	4,974,490	5,011,799
Vertafore Inc
(2nd Lien) 9.049% (USD LIBOR + 7.250%) due 07/02/26 §	1,000,000	994,167

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Term B 5.049% (USD LIBOR + 3.250%) due 07/02/25 §	$2,475,000	$2,451,022

		8,456,988

Total Senior Loan Notes (Cost $181,255,079)		180,616,749

ASSET-BACKED SECURITIES - 3.0%

Apidos CLO XXX ‘A2’ (Cayman) 3.603% (USD LIBOR + 1.600%) due 10/18/31 § ~	2,400,000	2,369,352
Buttermilk Park CLO Ltd ‘A1’ (Cayman) 3.101% (USD LIBOR + 1.100%) due 10/15/31 § ~	700,000	696,596
CIFC Funding 2015-III Ltd ‘AR’ (Cayman) 3.616% (USD LIBOR + 1.650%) due 04/19/29 § ~	1,100,000	1,053,534
Dryden 43 Senior Loan Fund (Cayman) 3.716% (USD LIBOR + 1.750%) due 07/20/29 § ~	1,200,000	1,200,596
Dryden 55 CLO Ltd (Cayman) 3.901% (USD LIBOR + 1.900%) due 04/15/31 § ~	250,000	240,714
Dryden 58 CLO Ltd (Cayman)
3.502% (USD LIBOR + 1.500%) due 07/17/31 § ~	1,500,000	1,474,846
3.802% (USD LIBOR + 1.800%) due 07/17/31 § ~	1,500,000	1,442,468
Dryden 61 CLO Ltd (Cayman)
3.652% (USD LIBOR + 1.650%) due 01/17/32 § ~	1,500,000	1,487,932
4.052% (USD LIBOR + 2.050%) due 01/17/32 § ~	1,500,000	1,471,420
Dryden 64 CLO Ltd (Cayman) 3.403% (USD LIBOR + 1.400%) due 04/18/31 § ~	2,600,000	2,550,080
Madison Park Funding Ltd (Cayman)
3.601% (USD LIBOR + 1.600%) due 07/15/30 § ~	2,000,000	1,987,954
3.753% (USD LIBOR + 1.750%) due 10/18/30 § ~	2,650,000	2,640,534
3.851% (USD LIBOR + 1.850%) due 07/15/30 § ~	1,000,000	977,311
Palmer Square Loan Funding Ltd (Cayman) 5.186% (USD LIBOR + 3.250%) due 10/24/27 § ~	2,250,000	2,251,199
Regatta XIII Funding Ltd ‘D’ (Cayman) 7.951% (USD LIBOR + 5.950%) due 07/15/31 § ~	2,500,000	2,325,574

Total Asset-Backed Securities (Cost $24,600,000)		24,170,110

FOREIGN GOVERNMENT BONDS & NOTES - 0.4%

Mexico Government (Mexico)
3.750% due 01/11/28	2,750,000	2,862,063
4.500% due 04/22/29	700,000	768,600

Total Foreign Government Bonds & Notes (Cost $3,436,188)		3,630,663

	Shares	Value
SHORT-TERM INVESTMENT - 6.4%

Money Market Fund - 6.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.510%	51,707,094	$51,707,094

Total Short-Term Investment (Cost $51,707,094)		51,707,094

TOTAL INVESTMENTS - 100.1% (Cost $786,591,516)		807,266,691

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(706,645)

NET ASSETS - 100.0%		$806,560,046

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Spectacle Gary Holdings LLC	$229,403	$238,556	$9,153

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$13,339,747	$13,339,747	$—	$—
	Corporate Bonds & Notes	533,802,328	—	533,802,328	—
	Senior Loan Notes	180,616,749	—	180,616,749	—
	Asset-Backed Securities	24,170,110	—	24,170,110	—
	Foreign Government Bonds & Notes	3,630,663	—	3,630,663	—
	Short-Term Investment	51,707,094	51,707,094	—	—
	Unfunded Loan Commitment	238,556	—	238,556	—

	Total	$807,505,247	$65,046,841	$742,458,406	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDSSM FLOATING RATE INCOME

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Communications - 0.0%

iHeartMedia Inc Exercise @ $14.70 Exp 05/01/39	1,038	$16,219

Total Warrants (Cost $20,207)		16,219

COMMON STOCKS - 0.0%

Communications - 0.0%

iHeartMedia Inc ‘B’ *	11	168

Total Common Stocks (Cost $214)		168

EXCHANGE-TRADED FUND - 1.4%

Invesco Senior Loan	1,003,975	22,910,710

Total Exchange-Traded Fund (Cost $22,833,742)		22,910,710

	Principal Amount
CORPORATE BONDS & NOTES - 3.4%

Consumer, Cyclical - 0.4%

eG Global Finance PLC (United Kingdom) 6.750% due 02/07/25 ~	$6,500,000	6,611,052

Consumer, Non-Cyclical - 0.3%

Ahern Rentals Inc 7.375% due 05/15/23 ~	6,404,000	5,093,838

Industrial - 2.7%

GFL Environmental Inc (Canada)
5.375% due 03/01/23 ~	250,000	258,125
5.625% due 05/01/22 ~	7,336,000	7,485,009
Reynolds Group Issuer Inc
5.501% (USD LIBOR + 3.500%) due 07/15/21 § ~	20,750,000	20,822,625
5.750% due 10/15/20	6,567,643	6,584,062
TransDigm Inc 6.250% due 03/15/26 ~	7,000,000	7,591,388

		42,741,209

Total Corporate Bonds & Notes (Cost $54,895,871)		54,446,099

	Principal Amount	Value
SENIOR LOAN NOTES - 92.4%

Basic Materials - 2.1%

Aleris International Inc 6.549% (USD LIBOR + 4.750%) due 02/27/23 §	$10,835,000	$10,863,778
Messer Industries USA Inc Term B 4.445% (USD LIBOR + 2.500%) due 03/01/26 § ¥	15,177,150	15,276,743
PQ Corp Term B 4.427% (USD LIBOR + 2.500%) due 02/08/25 §	7,107,480	7,153,678

		33,294,199

Communications - 10.9%

Ancestry.com Operations Inc Term B 6.050% (USD LIBOR + 4.250%) due 08/27/26 §	4,095,798	4,036,921
Charter Communications Operating LLC Term B-2 3.550% (USD LIBOR + 1.750%) due 02/01/27 §	13,919,659	14,025,142
Clear Channel Outdoor Holdings Inc Term B 5.299% (USD LIBOR + 3.500%) due 08/21/26 §	21,820,312	21,977,157
CommScope Inc Term B-2 5.049% (USD LIBOR + 3.250%) due 04/04/26 §	9,501,187	9,574,774
CSC Holdings LLC Term B-5 4.240% (USD LIBOR + 2.500%) due 04/15/27 §	18,018,000	18,138,126
Diamond Sports Group LLC Term B 5.030% (USD LIBOR + 3.250%) due 08/24/26 §	5,112,187	5,112,187
NEP Group Inc
(2nd Lien) 8.799% (USD LIBOR + 7.000%) due 10/19/26 §	4,200,000	3,843,000
Term B 5.049% (USD LIBOR + 3.250%) due 10/20/25 §	5,013,829	4,930,264
Outfront Media Capital LLC Term B 3.486% (USD LIBOR + 1.750%) due 11/18/26 §	4,750,000	4,781,806
SBA Senior Finance II LLC Term B 3.550% (USD LIBOR + 1.750%) due 04/11/25 § ¥	21,501,625	21,609,133
Sprint Communications Inc Term B
4.313% (USD LIBOR + 2.500%) due 02/03/24 §	12,497,938	12,415,839
4.813% (USD LIBOR + 3.000%) due 02/03/24 §	8,325,496	8,314,989
Uber Technologies Inc Term B 5.745% (USD LIBOR + 4.000%) due 04/04/25 §	8,909,317	8,937,158
Zayo Group LLC
Term B-1 3.799% (USD LIBOR + 2.000%) due 01/19/21 §	4,621,821	4,637,092
Term B-2 4.049% (USD LIBOR + 2.250%) due 01/19/24 §	35,250,000	35,399,319

		177,732,907

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Consumer, Cyclical - 19.9%

American Builders & Contractors Supply Co Inc Term B 3.799% (USD LIBOR + 2.000%) due 01/15/27 §	$16,957,500	$17,036,997
Aramark Services Inc due 12/10/26 ¥	2,000,000	2,013,124
Beacon Roofing Supply Inc Term B 4.049% (USD LIBOR + 2.250%) due 01/02/25 §	12,393,127	12,466,717
BJ’s Wholesale Club Inc Term B 4.491% (USD LIBOR + 2.750%) due 02/03/24 §	12,817,523	12,919,884
Caesars Resort Collection LLC Term B 4.549% (USD LIBOR + 2.750%) due 12/22/24 §	16,198,953	16,243,954
CEOC LLC Term B due 10/06/24 § ¥	23,926,456	24,113,369
CityCenter Holdings LLC Term B 4.049% (USD LIBOR + 2.250%) due 04/18/24 § ¥	5,984,655	6,017,762
ClubCorp Holdings Inc Term B 4.695% (USD LIBOR + 2.750%) due 09/18/24 § ¥	4,015,656	3,813,198
Core & Main LP Term B 4.528% (USD LIBOR + 3.000%) due 08/01/24 §	13,234,733	13,240,133
Curium Bidco Sarl Term B (Luxembourg) 5.945% (USD LIBOR + 4.000%) due 07/11/26 § ¥	6,958,944	7,024,184
EG America LLC (2nd Lien) (United Kingdom) 9.961% (USD LIBOR + 8.000%) due 04/20/26 §	6,036,121	5,764,496
Flynn Restaurant Group LP (2nd Lien) 8.736% (USD LIBOR + 7.000%) due 06/29/26 §	9,635,000	8,912,375
Golden Nugget LLC Term B 4.692% (USD LIBOR + 2.750%) due 10/04/23 § ¥	12,900,340	12,963,371
K-MAC Holdings Corp (2nd Lien) 8.549% (USD LIBOR + 6.750%) due 03/16/26 §	5,831,167	5,678,099
Motion Finco LLC Term B (United Kingdom) due 11/04/26 ¥	1,767,680	1,789,776
NPC International Inc
5.427% (USD LIBOR + 3.500%) due 04/20/24 §	8,210,216	3,825,960
(2nd Lien) 9.427% (USD LIBOR + 7.500%) due 04/18/25 §	11,582,389	1,392,296
Panther BF Aggregator 2 LP Term B 5.305% (USD LIBOR + 3.500%) due 04/30/26 §	5,137,125	5,168,117
Restaurant Brands International Inc Term B (Canada) 3.549% (USD LIBOR + 1.750%) due 11/19/26 § ¥	23,873,769	23,933,310
SeaWorld Parks & Entertainment Inc Term B-5 4.799% (USD LIBOR + 3.000%) due 03/31/24 § ¥	19,455,939	19,556,254
SMG US Midco 2 Inc
4.799% (USD LIBOR + 3.000%) due 01/23/25 §	6,868,919	6,911,850
(2nd Lien) 8.799% (USD LIBOR + 7.000%) due 01/23/26 §	18,290,000	18,510,998

	Principal Amount	Value
Spin Holdco Inc Term B 5.251% (USD LIBOR + 3.250%) due 11/14/22 § ¥	$16,595,212	$16,512,236
SRS Distribution Inc Term B
5.049% (USD LIBOR + 3.250%) due 05/24/25 § ¥	19,544,213	19,429,391
6.299% (USD LIBOR + 4.500%) due 05/24/25 §	8,375,000	8,380,234
Stars Group Holdings BV Term B (Canada) 5.446% (USD LIBOR + 3.500%) due 07/10/25 §	22,002,852	22,224,531
Tacala Investment Corp Term B
(2nd Lien) 9.549% (USD LIBOR + 7.750%) due 02/01/26 §	3,375,000	3,360,936
Term B 5.799% (USD LIBOR + 4.000%) due 02/01/25 §	2,244,289	2,256,072
Univar Solutions USA Inc
Term B-3 4.049% (USD LIBOR + 2.250%) due 07/01/24 §	5,624,764	5,658,164
Term B-5 3.799% (USD LIBOR + 2.000%) due 11/22/26 § ¥	4,500,000	4,520,389
Whatabrands LLC Term B 4.944% (USD LIBOR + 3.250%) due 08/02/26 §	11,970,000	12,043,316

		323,681,493

Consumer, Non-Cyclical - 19.2%

Albertson’s LLC
Term B-7 4.549% (USD LIBOR + 2.750%) due 11/17/25 §	2,967,410	2,998,191
Term B-8 4.549% (USD LIBOR + 2.750%) due 08/17/26 §	780,497	788,744
Aldevron LLC Term B 6.195% (USD LIBOR + 4.250%) due 10/11/26 §	5,250,000	5,315,625
AlixPartners LLP Term B 4.549% (USD LIBOR + 2.750%) due 04/04/24 §	15,919,065	16,034,191
Allied Universal Holdco LLC
6.049% (USD LIBOR + 4.250%) due 07/12/26 §	14,425,697	14,535,693
6.055% (USD LIBOR + 4.250%) due 07/12/26 §	1,428,287	1,439,178
Arterra Wines Canada Inc Term B-1 (Canada) 4.653% (USD LIBOR + 2.750%) due 12/15/23 §	3,824,272	3,826,662
Avantor Funding Inc Term B-2 4.799% (USD LIBOR + 3.000%) due 11/21/24 §	4,758,902	4,788,645
AVSC Holding Corp Term B 6.486% (USD LIBOR + 4.500%) due 10/15/26 §	6,750,000	6,741,562
Bausch Health Americas Inc Term B
4.490% (USD LIBOR + 2.750%) due 11/27/25 §	3,389,241	3,414,236
4.740% (USD LIBOR + 3.000%) due 06/01/25 §	21,177,756	21,333,286

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Belron Finance US LLC Term B 4.436% (USD LIBOR + 2.500%) due 11/07/26 §	$3,500,000	$3,516,187
CHG PPC Parent LLC Term B 4.549% (USD LIBOR + 2.750%) due 03/30/25 §	8,458,952	8,501,247
Da Vinci Purchaser Corp Term B due 01/08/27 ¥	7,000,000	7,008,750
Garda World Security Corp Term B (Canada) 6.660% (USD LIBOR + 4.750%) due 10/30/26 §	7,750,000	7,804,893
Guidehouse LLP 6.299% (USD LIBOR + 4.500%) due 05/01/25 §	7,730,379	7,701,391
Heartland Dental LLC 5.549% (USD LIBOR + 3.750%) due 04/30/25 §	12,532,763	12,485,765
H-Food Holdings LLC
5.487% (USD LIBOR + 3.688%) due 05/31/25 § ¥	2,493,671	2,476,527
Term B-2 5.799% (USD LIBOR + 4.000%) due 05/31/25 §	7,715,993	7,715,993
Jaguar Holding Co II 4.299% (USD LIBOR + 2.500%) due 08/18/22 §	20,673,966	20,808,926
Mister Car Wash Holdings Inc 5.410% (USD LIBOR + 3.500%) due 05/14/26 §	6,585,952	6,625,468
NVA Holdings Inc
Term B 7.250% (USD LIBOR + 3.500%) due 02/02/25 §	497,500	498,122
Term B-3 6.500% (USD LIBOR + 2.750%) due 02/02/25 §	33,294,237	33,307,255
Ortho-Clinical Diagnostics SA Term B (Luxembourg) 5.306% (USD LIBOR + 3.250%) due 06/30/25 § ¥	3,881,385	3,842,571
PetVet Care Centers LLC
4.549% (USD LIBOR + 2.750%) due 02/14/25 §	6,832,093	6,786,544
(2nd Lien) 8.049% (USD LIBOR + 6.250%) due 02/15/26 §	4,500,000	4,455,000
Term B 5.049% (USD LIBOR + 3.250%) due 02/14/25 § ¥	1,012,906	1,006,153
PSC Industrial Outsourcing LP (2nd Lien) 10.240% (USD LIBOR + 8.500%) due 10/05/25 §	5,000,000	4,812,500
Refinitiv US Holdings Inc Term B
5.049% (USD LIBOR + 3.750%) due 10/01/25 §	31,296,168	31,604,248
5.049% (USD LIBOR + 3.250%) due 10/01/25 § ¥	295,224	298,053
RegionalCare Hospital Partners Holdings Inc Term B 6.304% (USD LIBOR + 4.500%) due 11/16/25 § ¥	7,739,538	7,811,291
Snacking Investments US LLC Term B 5.778% (USD LIBOR + 4.000%) due 12/01/26 §	1,500,000	1,504,695
Sunshine Luxembourg VII Sarl Term B (Luxembourg) 6.195% (USD LIBOR + 4.250%) due 10/02/26 § ¥	7,125,000	7,201,978

	Principal Amount	Value
Trans Union LLC Term B-5 3.549% (USD LIBOR + 1.750%) due 11/13/26 §	$3,884,615	$3,906,163
VetCor Professional Practices LLC 4.799% (USD LIBOR + 3.000%) due 07/02/25 §	15,267,500	15,114,825
Wand NewCo 3 Inc Term B 5.299% (USD LIBOR + 3.500%) due 02/05/26 §	23,748,899	23,993,798

		312,004,356

Energy - 0.1%

Prairie ECI Acquiror LP 6.695% (USD LIBOR + 4.750%) due 03/11/26 §	2,223,867	2,212,054

Financial - 7.5%

Alliant Holdings Intermediate LLC Term B
4.799% (USD LIBOR + 3.000%) due 05/10/25 §	3,633,152	3,638,827
4.990% (USD LIBOR + 3.250%) due 05/10/25 § ¥	9,667,619	9,697,831
AssuredPartners Inc Term B 5.299% (USD LIBOR + 3.250%) due 10/22/24 § ¥	21,743,096	21,835,504
BCPE Rover Merger Sub Inc (2nd Lien) 10.049% (USD LIBOR + 8.250%) due 11/28/26 §	1,750,000	1,474,375
Blackstone Mortgage Trust Inc Term B 4.049% (USD LIBOR + 2.250%) due 04/23/26 §	8,670,270	8,732,479
Canyon Valor Cos Inc Term B 4.549% (USD LIBOR + 2.750%) due 06/16/23 §	1,495,975	1,497,845
Deerfield Dakota Holding LLC Term B 5.049% (USD LIBOR + 3.250%) due 02/13/25 §	9,673,948	9,661,856
DTZ US Borrower LLC Term B 5.049% (USD LIBOR + 3.250%) due 08/21/25 §	10,506,179	10,560,349
HUB International Ltd Term B
4.690% (USD LIBOR + 3.000%) due 04/25/25 §	15,211,406	15,224,473
5.903% (USD LIBOR + 4.000%) due 04/25/25 § ¥	7,750,000	7,834,769
NFP Corp Term B 4.799% (USD LIBOR + 3.000%) due 01/08/24 § ¥	13,423,885	13,391,520
USI Inc Term B
4.945% (USD LIBOR + 3.000%) due 05/16/24 §	12,332,744	12,346,618
5.945% (USD LIBOR + 4.000%) due 12/02/26 § ¥	6,166,894	6,197,728

		122,094,174

Industrial - 19.7%

Advanced Disposal Services Inc Term B 3.853% (USD LIBOR + 2.250%) due 11/10/23 §	40,406,349	40,620,987
APi Group DE Inc Term B 4.299% (USD LIBOR + 2.500%) due 10/01/26 §	1,500,000	1,513,828
Berry Global Inc Term W 3.715% (USD LIBOR + 2.000%) due 10/01/22 §	17,649,974	17,742,954

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Cornerstone Building Brands Inc Term B 5.486% (USD LIBOR + 3.750%) due 04/12/25 §	$8,824,903	$8,821,152
DiversiTech Holdings Inc Term B 4.945% (USD LIBOR + 3.000%) due 06/01/24 §	6,551,664	6,502,526
Dynasty Acquisition Co Inc 5.945% (USD LIBOR + 4.000%) due 04/08/26 §	16,919,377	17,070,451
Engineered Machinery Holdings Inc
4.945% (USD LIBOR + 3.000%) due 07/19/24 § ¥	8,703,129	8,641,485
6.195% (USD LIBOR + 4.250%) due 07/19/24 §	3,217,500	3,222,864
EWT Holdings III Corp 4.799% (USD LIBOR + 3.000%) due 12/20/24 §	14,203,071	14,287,408
Filtration Group Corp Term B 4.799% (USD LIBOR + 2.750%) due 03/29/25 §	22,396,482	22,516,863
Flex Acquisition Co Inc Term B 5.349% (USD LIBOR + 3.250%) due 06/29/25 §	6,176,909	6,144,481
Gates Global LLC Term B-2 4.549% (USD LIBOR + 2.750%) due 03/31/24 §	7,891,848	7,911,577
Generac Power Systems Inc Term B 3.441% (USD LIBOR + 1.750%) due 12/13/26 §	3,000,000	3,020,001
Genesee & Wyoming Inc due 12/30/26 ¥	4,250,000	4,296,487
GFL Environmental Inc Term B (Canada) 4.799% (USD LIBOR + 3.000%) due 05/31/25 §	21,595,778	21,655,555
Hamilton HoldCo LLC Term B (Australia) 3.950% (USD LIBOR + 2.000%) due 01/02/27 §	5,236,875	5,249,967
Pregis TopCo LLC Term B 5.799% (USD LIBOR + 4.000%) due 08/01/26 §	2,250,000	2,254,219
Pro Mach Group Inc Term B 4.535% (USD LIBOR + 2.750%) due 03/07/25 §	5,728,677	5,687,499
Reynolds Group Holdings Inc Term B 4.549% (USD LIBOR + 2.750%) due 02/05/23 §	26,709,539	26,830,560
StandardAero (Canada) 5.945% (USD LIBOR + 4.000%) due 04/04/26 §	9,096,439	9,177,662
Tailwind Smith Cooper Intermediate Corp (2nd Lien) 10.800% (USD LIBOR + 9.000%) due 05/28/27 §	2,200,000	2,051,500
The Hillman Group Inc Term B 5.799% (USD LIBOR + 4.000%) due 05/31/25 § ¥	14,020,966	13,816,498
Transcendia Holdings Inc Term B 5.299% (USD LIBOR + 3.500%) due 05/30/24 § ±	4,089,171	3,046,432
TransDigm Inc
Term E 4.299% (USD LIBOR + 2.500%) due 05/30/25 §	6,862,651	6,887,528
Term F 4.299% (USD LIBOR + 2.500%) due 06/09/23 §	8,113,464	8,148,961
Term G 4.299% (USD LIBOR + 2.500%) due 08/22/24 §	14,350,960	14,415,984

	Principal Amount	Value
Vertiv Group Corp Term B 5.927% (USD LIBOR + 4.000%) due 11/15/23 §	$11,000,000	$11,000,000
Wesco Aircraft Hardware Corp Term A 4.300% (USD LIBOR + 3.000%) due 10/04/21 §	13,395,641	13,412,385
WP CPP Holdings LLC Term B 5.680% (USD LIBOR + 3.750%) due 04/30/25 §	14,123,355	14,052,738

		320,000,552

Technology - 12.6%

Applied Systems Inc
(2nd Lien) 8.945% (USD LIBOR + 7.000%) due 09/19/25 §	16,389,070	16,819,283
Term B 5.195% (USD LIBOR + 3.250%) due 09/19/24 § ¥	14,004,994	14,076,475
CCC Information Services Inc
(2nd Lien) 8.549% (USD LIBOR + 6.750%) due 04/27/25 §	4,530,000	4,569,638
Term B 4.550% (USD LIBOR + 2.750%) due 04/27/24 § ¥	2,933,654	2,951,989
Epicor Software Corp Term B 5.050% (USD LIBOR + 3.250%) due 06/01/22 §	23,136,226	23,324,207
Kronos Inc
(2nd Lien) 10.159% (USD LIBOR + 8.250%) due 11/01/24 §	11,285,000	11,595,338
Term B 4.909% (USD LIBOR + 3.000%) due 11/01/23 § ¥	14,245,478	14,334,512
Sophia LP Term B 5.195% (USD LIBOR + 3.250%) due 09/30/22 §	23,528,600	23,608,009
SS&C European Holdings Sarl Term B-4 4.049% (USD LIBOR + 2.500%) due 04/16/25 §	1,289,781	1,299,756
SS&C Technologies Inc Term B-3 4.049% (USD LIBOR + 2.500%) due 04/16/25 §	1,849,633	1,863,938
Tempo Acquisition LLC Term B 4.549% (USD LIBOR + 3.000%) due 05/01/24 §	22,750,894	22,921,526
The Dun & Bradstreet Corp Term B 6.792% (USD LIBOR + 5.000%) due 02/08/26 §	23,270,000	23,478,453
The Ultimate Software Group Inc 5.549% (USD LIBOR + 3.750%) due 05/03/26 § ¥	19,002,375	19,129,064
Vertafore Inc
(2nd Lien) 9.049% (USD LIBOR + 7.250%) due 07/02/26 §	15,650,000	15,558,714
Term B 5.049% (USD LIBOR + 3.250%) due 07/02/25 § ¥	8,626,055	8,542,486

		204,073,388

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Utilities - 0.4%

Calpine Corp Term B-5 due 01/15/24 ¥	$997,389	$1,003,623
Vistra Operations Co LLC Term B-3 3.537% (USD LIBOR + 1.750%) due 12/31/25 §	4,689,626	4,722,749

		5,726,372

Total Senior Loan Notes (Cost $1,507,729,879)		1,500,819,495

	Shares
SHORT-TERM INVESTMENT - 6.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.510%	103,531,804	103,531,804

Total Short-Term Investment (Cost $103,531,804)		103,531,804

TOTAL INVESTMENTS - 103.6% (Cost $1,689,011,717)		1,681,724,495

OTHER ASSETS & LIABILITIES, NET - (3.6%)		(58,359,205)

NET ASSETS - 100.0%		$1,623,365,290

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Heartland Dental LLC	$282,609	$281,549	($1,060)
Mister Car Wash Holdings Inc	330,952	332,938	1,986
Motion Finco LLC	231,739	235,224	3,485

	$845,300	$849,711	$4,411

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$16,219	$—	$16,219	$—
	Common Stocks	168	—	168	—
	Exchange-Traded Fund	22,910,710	22,910,710	—	—
	Corporate Bonds & Notes	54,446,099	—	54,446,099	—
	Senior Loan Notes	1,500,819,495	—	1,497,773,063	3,046,432
	Short-Term Investment	103,531,804	103,531,804	—	—
	Unfunded Loan Commitments	849,711	—	849,711	—

	Total	$1,682,574,206	$126,442,514	$1,553,085,260	$3,046,432

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDSSM HIGH INCOME

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.0%

Basic Materials - 0.2%

Constellium SE *	11,516	$154,314
Hexion Holdings Corp ‘B’ *	11,203	134,996

		289,310

Consumer, Cyclical - 0.1%

Cedar Fair LP	2,660	147,470

Energy - 0.3%

Chevron Corp	804	96,890
Diamondback Energy Inc	903	83,854
Exxon Mobil Corp	1,235	86,178
Pioneer Natural Resources Co	581	87,946

		354,868

Financial - 0.3%

Citigroup Inc	1,430	114,243
Outfront Media Inc REIT	4,360	116,935
The Goldman Sachs Group Inc	486	111,746

		342,924

Industrial - 0.1%

Evoqua Water Technologies Corp *	5,617	106,442
Xylem Inc	976	76,899

		183,341

Total Common Stocks (Cost $1,294,928)		1,317,913

	Principal Amount
CORPORATE BONDS & NOTES - 85.3%

Basic Materials - 3.2%

Alcoa Nederland Holding BV 7.000% due 09/30/26 ~	$525,000	573,904
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	1,125,000	1,156,500
Constellium SE 6.625% due 03/01/25 ~	350,000	364,031
Hecla Mining Co 6.875% due 05/01/21	525,000	524,475
Hexion Inc 7.875% due 07/15/27 ~	275,000	286,681
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	475,000	498,915
Novelis Corp 5.875% due 09/30/26 ~	100,000	106,643
Olin Corp 5.000% due 02/01/30	525,000	533,846
Univar Solutions USA Inc 5.125% due 12/01/27 ~	325,000	339,830

		4,384,825

	Principal Amount	Value
Communications - 15.2%

Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	$125,000	$134,606
Altice France SA (France) 7.375% due 05/01/26 ~	575,000	618,407
CCO Holdings LLC
4.750% due 03/01/30 ~	1,200,000	1,226,256
5.000% due 02/01/28 ~	100,000	105,117
CenturyLink Inc 7.500% due 04/01/24	100,000	112,958
Clear Channel Worldwide Holdings Inc
5.125% due 08/15/27 ~	625,000	651,969
9.250% due 02/15/24 ~	690,000	765,614
CommScope Inc
6.000% due 03/01/26 ~	400,000	426,250
8.250% due 03/01/27 ~	550,000	579,892
CommScope Technologies LLC 6.000% due 06/15/25 ~	100,000	100,363
CSC Holdings LLC
6.500% due 02/01/29 ~	1,500,000	1,675,312
6.625% due 10/15/25 ~	1,350,000	1,436,049
Diamond Sports Group LLC 6.625% due 08/15/27 ~	1,650,000	1,607,677
Frontier Communications Corp
8.000% due 04/01/27 ~	100,000	104,685
8.500% due 04/01/26 ~	25,000	25,359
11.000% due 09/15/25	300,000	146,250
Intelsat Jackson Holdings SA (Luxembourg)
8.000% due 02/15/24 ~	75,000	77,125
8.500% due 10/15/24 ~	650,000	593,395
9.750% due 07/15/25 ~	150,000	139,063
Level 3 Financing Inc
4.625% due 09/15/27 ~	500,000	512,825
5.250% due 03/15/26	1,150,000	1,198,127
Nexstar Broadcasting Inc 5.625% due 07/15/27 ~	675,000	712,564
Outfront Media Capital LLC
4.625% due 03/15/30 ~	50,000	50,967
5.000% due 08/15/27 ~	775,000	813,246
Radiate Holdco LLC 6.875% due 02/15/23 ~	425,000	433,676
Sirius XM Radio Inc 5.500% due 07/01/29 ~	1,175,000	1,272,631
Sprint Capital Corp 8.750% due 03/15/32	400,000	486,240
Sprint Corp
7.625% due 02/15/25	975,000	1,072,354
7.625% due 03/01/26	575,000	635,174
7.875% due 09/15/23	1,400,000	1,547,581
Telesat LLC (Canada)
4.875% due 06/01/27 ~	125,000	127,500
6.500% due 10/15/27 ~	50,000	52,217
Townsquare Media Inc 6.500% due 04/01/23 ~	175,000	178,135
Uber Technologies Inc 8.000% due 11/01/26 ~	100,000	104,482
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	950,000	999,706

		20,723,772

Consumer, Cyclical - 18.1%

American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	123,829	131,229
American Builders & Contractors Supply Co Inc 4.000% due 01/15/28 ~	600,000	610,110

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Beazer Homes USA Inc 5.875% due 10/15/27	$1,225,000	$1,240,343
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	1,325,000	1,373,031
CCM Merger Inc 6.000% due 03/15/22 ~	425,000	434,562
Cedar Fair LP
5.250% due 07/15/29 ~	250,000	269,837
5.375% due 04/15/27	500,000	539,201
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	1,500,000	1,313,122
Core & Main Holdings LP 8.625% Cash or 9.375% PIK due 09/15/24 ~	250,000	260,729
Core & Main LP 6.125% due 08/15/25 ~	625,000	649,994
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	725,000	763,363
eG Global Finance PLC (United Kingdom) 8.500% due 10/30/25 ~	450,000	478,501
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	625,000	640,884
Golden Nugget Inc
6.750% due 10/15/24 ~	1,375,000	1,426,549
8.750% due 10/01/25 ~	725,000	777,102
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	1,000,000	1,082,915
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	900,000	956,623
Lennar Corp
4.750% due 05/30/25	600,000	646,251
4.750% due 11/29/27	100,000	107,935
Live Nation Entertainment Inc 4.750% due 10/15/27 ~	450,000	466,582
Marriott Ownership Resorts Inc 4.750% due 01/15/28 ~	525,000	538,964
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	550,000	588,272
Mattel Inc
3.150% due 03/15/23	125,000	123,489
5.875% due 12/15/27 ~	50,000	52,780
6.750% due 12/31/25 ~	825,000	888,430
Merlin Entertainments PLC (United Kingdom) 5.750% due 06/15/26 ~	1,025,000	1,125,294
Michaels Stores Inc 8.000% due 07/15/27 ~	690,000	660,226
New Red Finance Inc (Canada)
3.875% due 01/15/28 ~	100,000	100,435
4.375% due 01/15/28 ~	300,000	301,305
5.000% due 10/15/25 ~	925,000	956,991
Panther BF Aggregator 2 LP
6.250% due 05/15/26 ~	500,000	539,687
8.500% due 05/15/27 ~	250,000	266,087
Scientific Games International Inc
7.000% due 05/15/28 ~	150,000	160,777
7.250% due 11/15/29 ~	150,000	163,402
8.250% due 03/15/26 ~	450,000	496,968
Six Flags Entertainment Corp 5.500% due 04/15/27 ~	875,000	934,587
Tesla Inc 5.300% due 08/15/25 ~	1,150,000	1,118,364
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	161,573	168,309

	Principal Amount	Value
VOC Escrow Ltd 5.000% due 02/15/28 ~	$600,000	$629,610
Wynn Resorts Finance LLC 5.125% due 10/01/29 ~	625,000	672,266

		24,655,106

Consumer, Non-Cyclical - 13.0%

Ahern Rentals Inc 7.375% due 05/15/23 ~	2,201,000	1,750,708
Albertsons Cos Inc
4.625% due 01/15/27 ~	50,000	50,033
5.875% due 02/15/28 ~	950,000	1,011,133
Allied Universal Holdco LLC 9.750% due 07/15/27 ~	500,000	535,296
Bausch Health Americas Inc 8.500% due 01/31/27 ~	725,000	826,971
Bausch Health Cos Inc
5.000% due 01/30/28 ~	125,000	128,611
5.250% due 01/30/30 ~	125,000	129,938
6.125% due 04/15/25 ~	275,000	284,712
9.000% due 12/15/25 ~	1,050,000	1,196,685
Centene Corp
4.250% due 12/15/27 ~	100,000	103,060
4.625% due 12/15/29 ~	100,000	105,570
Charles River Laboratories International Inc 4.250% due 05/01/28 ~	600,000	612,360
Eagle Holding Co II LLC
7.625% Cash or 8.375% PIK due 05/15/22 ~	635,000	646,578
7.750% Cash or 8.500% PIK due 05/15/22 ~	275,000	279,719
GW B-CR Security Corp (Canada) 9.500% due 11/01/27 ~	97,000	103,727
HCA Inc
5.375% due 09/01/26	150,000	167,441
5.625% due 09/01/28	100,000	114,145
5.875% due 02/01/29	1,125,000	1,302,188
Jaguar Holding Co II 6.375% due 08/01/23 ~	90,000	93,121
JBS Investments II GmbH
5.750% due 01/15/28 ~	200,000	211,270
7.000% due 01/15/26 ~	1,150,000	1,253,098
JBS USA LUX SA
5.500% due 01/15/30 ~	150,000	161,393
5.875% due 07/15/24 ~	400,000	412,100
6.500% due 04/15/29 ~	50,000	55,657
Pilgrim’s Pride Corp 5.875% due 09/30/27 ~	550,000	595,705
Prestige Brands Inc 5.125% due 01/15/28 ~	200,000	210,000
Refinitiv US Holdings Inc 8.250% due 11/15/26 ~	100,000	112,810
RegionalCare Hospital Partners Holdings Inc 9.750% due 12/01/26 ~	525,000	594,576
Select Medical Corp 6.250% due 08/15/26 ~	750,000	813,266
Tenet Healthcare Corp
4.875% due 01/01/26 ~	180,000	188,757
6.250% due 02/01/27 ~	600,000	646,500
6.750% due 06/15/23	975,000	1,073,275
Tms International Holding Corp 7.250% due 08/15/25 ~	1,416,000	1,284,432
Verscend Escrow Corp 9.750% due 08/15/26 ~	650,000	712,579

		17,767,414

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Energy - 11.1%

Antero Resources Corp
5.375% due 11/01/21	$500,000	$477,004
5.625% due 06/01/23	175,000	140,875
Archrock Partners LP
6.250% due 04/01/28 ~	25,000	25,813
6.875% due 04/01/27 ~	475,000	503,416
Ascent Resources Utica Holdings LLC 7.000% due 11/01/26 ~	1,075,000	860,374
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27	1,175,000	1,300,760
5.875% due 03/31/25	375,000	422,454
Cheniere Energy Partners LP 5.625% due 10/01/26	675,000	715,077
Chesapeake Energy Corp 11.500% due 01/01/25 ~	122,000	115,595
Crestwood Midstream Partners LP
5.625% due 05/01/27 ~	200,000	203,255
5.750% due 04/01/25	250,000	256,248
6.250% due 04/01/23	750,000	766,564
Denbury Resources Inc
5.500% due 05/01/22	9,000	5,879
6.375% due 12/31/24 ~	11,000	7,718
7.750% due 02/15/24 ~	4,000	3,552
9.250% due 03/31/22 ~	525,000	496,289
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	50,000	51,741
5.750% due 01/30/28 ~	775,000	816,153
Energy Transfer Operating LP 6.250% due 02/15/23	800,000	753,216
EnLink Midstream Partners LP 4.150% due 06/01/25	100,000	94,209
Global Partners LP 7.000% due 08/01/27 ~	470,000	500,713
Gulfport Energy Corp 6.375% due 01/15/26	550,000	342,566
Moss Creek Resources Holdings Inc 7.500% due 01/15/26 ~	335,000	255,554
MPLX LP 6.875% due 02/15/23	650,000	656,500
Nabors Industries Inc 5.750% due 02/01/25	250,000	225,729
Parsley Energy LLC
5.250% due 08/15/25 ~	225,000	231,843
5.375% due 01/15/25 ~	225,000	232,310
5.625% due 10/15/27 ~	25,000	26,484
SM Energy Co
5.625% due 06/01/25	575,000	547,449
6.750% due 09/15/26	225,000	221,141
Targa Resources Partners LP
5.125% due 02/01/25	500,000	519,995
5.375% due 02/01/27	50,000	51,968
5.500% due 03/01/30 ~	100,000	102,875
5.875% due 04/15/26	1,050,000	1,117,593
6.500% due 07/15/27 ~	50,000	54,843
Transocean Inc 7.500% due 04/15/31	375,000	291,572
USA Compression Partners LP 6.875% due 09/01/27	775,000	808,674
Whiting Petroleum Corp
6.250% due 04/01/23	300,000	252,000
6.625% due 01/15/26	25,000	17,100

	Principal Amount	Value
WPX Energy Inc 5.250% due 10/15/27	$600,000	$634,110

		15,107,211

Financial - 8.4%

Alliance Data Systems Corp 4.750% due 12/15/24 ~	125,000	125,000
Ally Financial Inc 5.750% due 11/20/25	900,000	1,009,125
CNO Financial Group Inc 5.250% due 05/30/29	600,000	671,459
GLP Capital LP REIT 5.750% due 06/01/28	875,000	995,507
Iron Mountain Inc REIT
4.875% due 09/15/29 ~	600,000	610,874
5.250% due 03/15/28 ~	100,000	104,185
MGM Growth Properties Operating Partnership LP REIT
5.625% due 05/01/24	1,200,000	1,310,502
5.750% due 02/01/27 ~	150,000	167,813
Park Aerospace Holdings Ltd (Ireland)
5.250% due 08/15/22 ~	425,000	453,990
5.500% due 02/15/24 ~	550,000	604,538
Springleaf Finance Corp
5.375% due 11/15/29	225,000	235,271
5.625% due 03/15/23	375,000	405,000
6.125% due 03/15/24	625,000	685,931
6.875% due 03/15/25	25,000	28,500
7.125% due 03/15/26	1,350,000	1,563,401
The Howard Hughes Corp 5.375% due 03/15/25 ~	1,900,000	1,985,481
VICI Properties LP REIT
4.250% due 12/01/26 ~	200,000	206,367
4.625% due 12/01/29 ~	200,000	209,370

		11,372,314

Industrial - 14.1%

Apex Tool Group LLC 9.000% due 02/15/23 ~	450,000	405,187
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	200,000	207,160
Bombardier Inc (Canada)
5.750% due 03/15/22 ~	325,000	336,243
7.500% due 03/15/25 ~	525,000	542,714
Brand Industrial Services Inc 8.500% due 07/15/25 ~	650,000	667,869
Cloud Crane LLC 10.125% due 08/01/24 ~	475,000	499,740
Flex Acquisition Co Inc 7.875% due 07/15/26 ~	810,000	817,956
Gates Global LLC 6.250% due 01/15/26 ~	675,000	687,855
GFL Environmental Inc (Canada)
5.125% due 12/15/26 ~	25,000	26,347
5.625% due 05/01/22 ~	300,000	306,094
7.000% due 06/01/26 ~	825,000	873,879
Granite Holdings US Acquisition Co 11.000% due 10/01/27 ~	800,000	812,278
Itron Inc 5.000% due 01/15/26 ~	1,425,000	1,480,714
Mauser Packaging Solutions Holding Co
5.500% due 04/15/24 ~	475,000	490,480
7.250% due 04/15/25 ~	1,375,000	1,361,236

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Mueller Water Products Inc 5.500% due 06/15/26 ~	$801,000	$846,335
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	1,265,000	1,342,876
Sensata Technologies BV 5.625% due 11/01/24 ~	1,175,000	1,310,613
Sensata Technologies Inc 4.375% due 02/15/30 ~	450,000	459,875
Signature Aviation US Holdings Inc 5.375% due 05/01/26 ~	575,000	606,586
Standard Industries Inc 4.750% due 01/15/28 ~	1,300,000	1,335,519
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	910,000	903,013
TransDigm Inc
5.500% due 11/15/27 ~	375,000	379,905
6.250% due 03/15/26 ~	700,000	759,139
6.500% due 07/15/24	775,000	800,912
TransDigm UK Holdings PLC 6.875% due 05/15/26	825,000	880,974

		19,141,499

Technology - 0.5%

Tempo Acquisition LLC 6.750% due 06/01/25 ~	700,000	724,493

Utilities - 1.7%

Calpine Corp
4.500% due 02/15/28 ~	200,000	202,024
5.125% due 03/15/28 ~	50,000	51,160
NRG Energy Inc 7.250% due 05/15/26	640,000	700,384
Talen Energy Supply LLC
6.500% due 06/01/25	650,000	556,624
7.250% due 05/15/27 ~	100,000	105,405
Vistra Operations Co LLC
5.000% due 07/31/27 ~	375,000	392,561
5.500% due 09/01/26 ~	200,000	212,465
5.625% due 02/15/27 ~	100,000	105,560

		2,326,183

Total Corporate Bonds & Notes (Cost $113,035,091)		116,202,817

SENIOR LOAN NOTES - 8.4%

Basic Materials - 0.2%

Aleris International Inc 6.549% (USD LIBOR + 4.750%) due 02/27/23 §	246,250	246,904

Communications - 0.2%

Sprint Communications Inc Term B 4.813% (USD LIBOR + 3.000%) due 02/03/24 §	247,500	247,188

	Principal Amount	Value
Consumer, Cyclical - 2.7%

18 Fremont Street Acquisition LLC 10.035% (USD LIBOR + 8.000%) due 08/09/25 §	$250,000	$251,250
Bass Pro Group LLC Term B 6.799% (USD LIBOR + 5.000%) due 09/25/24 §	989,873	987,646
Restaurant Brands International Inc Term B 3.549% (USD LIBOR + 1.750%) due 11/19/26 §	909,939	912,209
SeaWorld Parks & Entertainment Inc Term B-5 4.799% (USD LIBOR + 3.000%) due 03/31/24 §	989,822	994,925
Spectacle Gary Holdings LLC 11.000% (USD LIBOR + 9.000%) due 12/23/25 §	582,770	587,870

		3,733,900

Consumer, Non-Cyclical - 0.2%

Allied Universal Holdco LLC
6.049% (USD LIBOR + 4.250%) due 07/12/26 §	227,478	229,212
6.055% (USD LIBOR + 4.250%) due 07/12/26 §	22,523	22,694

		251,906

Energy - 0.7%

Prairie ECI Acquiror LP 6.695% (USD LIBOR + 4.750%) due 03/11/26 §	487,500	484,910
Traverse Midstream Partners LLC Term B 5.800% (USD LIBOR + 4.000%) due 09/27/24 §	498,737	452,604

		937,514

Financial - 0.7%

Deerfield Dakota Holding LLC Term B 5.049% (USD LIBOR + 3.250%) due 02/13/25 §	989,925	988,687

Industrial - 3.7%

Advanced Disposal Services Inc Term B 3.853% (USD LIBOR + 2.250%) due 11/10/23 §	840,811	845,277
Cornerstone Building Brands Inc Term B 5.486% (USD LIBOR + 3.750%) due 04/12/25 §	742,462	742,147
Dynasty Acquisition Co Inc 5.945% (USD LIBOR + 4.000%) due 04/08/26 §	648,724	654,516
EWT Holdings III Corp 4.799% (USD LIBOR + 3.000%) due 12/20/24 §	1,168,652	1,175,592
North American Lifting Holdings Inc (2nd Lien) 10.945% (USD LIBOR + 9.000%) due 11/27/21 §	350,000	214,266
Reynolds Group Holdings Inc Term B 4.549% (USD LIBOR + 2.750%) due 02/05/23 §	989,796	994,281

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
StandardAero (Canada) 5.945% (USD LIBOR + 4.000%) due 04/04/26 §	$348,776	$351,890

		4,977,969

Total Senior Loan Notes (Cost $11,371,321)		11,384,068

ASSET-BACKED SECURITIES - 2.0%

Benefit Street Partners CLO Ltd ‘D’ (Cayman) 7.916% (USD LIBOR + 5.950%) due 04/20/31 § ~	250,000	236,519
Benefit Street Partners CLO Ltd ‘E’ (Cayman) 8.702% (USD LIBOR + 6.700%) due 01/17/32 § ~	250,000	248,698
Dryden Senior Loan Fund ‘E’ (Cayman) 8.710% (USD LIBOR + 6.800%) due 05/15/32 § ~	425,000	425,691
Dryden Senior Loan Fund ‘F’ (Cayman) 9.201% (USD LIBOR + 7.200%) due 04/15/31 § ~	250,000	209,123
Magnetite XXII Ltd ‘E’ (Cayman) 8.751% (USD LIBOR + 6.750%) due 04/15/31 § ~	500,000	500,991
Neuberger Berman Loan Advisers CLO Ltd ‘E’ (Cayman)
8.716% (USD LIBOR + 6.750%) due 01/20/31 § ~	300,000	300,506
8.716% (USD LIBOR + 6.750%) due 04/20/31 § ~	500,000	501,208
Voya CLO 2019-4 Ltd ‘E’ (Cayman) 9.223% (USD LIBOR + 7.480%) due 01/15/33 § ~	300,000	297,165

Total Asset-Backed Securities (Cost $2,737,984)		2,719,901

	Shares
SHORT-TERM INVESTMENT - 1.9%

Money Market Fund - 1.9%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.510%	2,642,180	2,642,180

Total Short-Term Investment (Cost $2,642,180)		2,642,180

TOTAL INVESTMENTS - 98.6% (Cost $131,081,504)		134,266,879

OTHER ASSETS & LIABILITIES, NET - 1.4%		1,869,790

NET ASSETS - 100.0%		$136,136,669

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Spectacle Gary Holdings LLC	$40,965	$42,599	$1,634

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,317,913	$1,317,913	$ —	$ —
	Corporate Bonds & Notes	116,202,817	—	116,202,817	—
	Senior Loan Notes	11,384,068	—	11,384,068	—
	Asset-Backed Securities	2,719,901	—	2,719,901	—
	Short-Term Investment	2,642,180	2,642,180	—	—
	Unfunded Loan Commitment	42,599	—	42,599	—

	Total	$134,309,478	$3,960,093	$130,349,385	$ —

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDSSM DIVERSIFIED INCOME

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%

Communications - 0.0%

Telefonica Brasil SA (Brazil)	500	$7,207

Consumer, Cyclical - 0.0%

Volkswagen AG (Germany)	54	10,629

Consumer, Non-Cyclical - 0.0%

Henkel AG & Co KGaA (Germany)	87	8,987

Financial - 0.1%

Itau Unibanco Holding SA (Brazil)	1,300	11,989

Total Preferred Stocks (Cost $36,452)		38,812

COMMON STOCKS - 64.0%

Basic Materials - 2.4%

Air Liquide SA (France)	170	24,101
Air Products & Chemicals Inc	208	48,878
Albemarle Corp	83	6,062
Asahi Kasei Corp (Japan)	600	6,737
BASF SE (Germany)	586	44,147
BHP Group Ltd (Australia)	1,031	28,231
BHP Group PLC (Australia)	913	21,395
Boliden AB (Sweden)	271	7,197
Cabot Corp	69	3,279
Celanese Corp	109	13,420
CF Industries Holdings Inc	168	8,020
Constellium SE *	850	11,390
Croda International PLC (United Kingdom)	48	3,261
Dow Inc	529	28,952
DuPont de Nemours Inc	487	31,265
Eastman Chemical Co	188	14,901
Ecolab Inc	91	17,562
EMS-Chemie Holding AG (Switzerland)	9	5,917
Givaudan SA (Switzerland)	4	12,532
Glencore PLC (Switzerland)	5,188	16,154
Grupo Mexico SAB de CV ‘B’ (Mexico)	2,757	7,579
Huntsman Corp	150	3,624
International Flavors & Fragrances Inc	26	3,355
International Paper Co	729	33,570
Israel Chemicals Ltd (Israel)	650	3,070
JSR Corp (Japan)	300	5,488
Kuraray Co Ltd (Japan)	500	6,059
Linde PLC (United Kingdom)	168	35,767
LyondellBasell Industries NV ‘A’	246	23,242
Mitsubishi Chemical Holdings Corp (Japan)	600	4,471
MMC Norilsk Nickel PJSC ADR (Russia)	464	14,190
Nippon Steel Corp (Japan)	300	4,522
Nissan Chemical Corp (Japan)	100	4,188
Nitto Denko Corp (Japan)	200	11,246
Novozymes AS ‘B’ (Denmark)	79	3,866
Nucor Corp	242	13,620
Petronas Chemicals Group Bhd (Malaysia)	5,700	10,243
PPG Industries Inc	71	9,478
Reliance Steel & Aluminum Co	53	6,347
Rio Tinto PLC (Australia)	561	33,209
RPM International Inc	97	7,446
Sasol Ltd (South Africa)	1,029	22,325
Shin-Etsu Chemical Co Ltd (Japan)	300	32,992
South32 Ltd (Australia)	1,780	3,361

	Shares	Value
Southern Copper Corp (Peru)	109	$4,630
Steel Dynamics Inc	202	6,876
Stora Enso OYJ ‘R’ (Finland)	312	4,540
Symrise AG (Germany)	48	5,045
The Chemours Co	126	2,279
The Sherwin-Williams Co	26	15,172
UPM-Kymmene OYJ (Finland)	290	10,061
Valvoline Inc	224	4,796

		710,058

Communications - 5.0%

Alibaba Group Holding Ltd ADR (China) *	281	59,600
Alphabet Inc ‘C’ *	93	124,343
Amazon.com Inc *	62	114,566
Arista Networks Inc *	15	3,051
AT&T Inc	2,666	104,187
Baidu Inc ADR (China) *	205	25,912
Booking Holdings Inc *	14	28,752
BT Group PLC (United Kingdom)	1,865	4,752
CenturyLink Inc	840	11,096
China Mobile Ltd (China)	6,500	54,924
China Telecom Corp Ltd ‘H’ (China)	12,000	4,944
Cisco Systems Inc	3,068	147,141
Corning Inc	673	19,591
Deutsche Telekom AG (Germany)	485	7,926
Facebook Inc ‘A’ *	606	124,381
FactSet Research Systems Inc	11	2,951
ITV PLC (United Kingdom)	3,524	7,051
John Wiley & Sons Inc ‘A’	66	3,202
Juniper Networks Inc	425	10,468
KDDI Corp (Japan)	1,700	50,722
M3 Inc (Japan)	400	12,062
MTN Group Ltd (South Africa)	414	2,441
Naspers Ltd ‘N’ (South Africa)	218	35,675
Nice Ltd (Israel) *	21	3,256
Nippon Telegraph & Telephone Corp (Japan)	200	5,055
NTT DOCOMO Inc (Japan)	1,300	36,213
Omnicom Group Inc	210	17,014
Orange SA (France)	431	6,334
P.T. Telekomunikasi Indonesia Persero Tbk (Indonesia)	32,600	9,339
Prosus NV (China) *	218	16,316
Publicis Groupe SA (France)	100	4,534
Singapore Telecommunications Ltd (Singapore)	6,900	17,299
Softbank Corp (Japan)	400	5,364
Swisscom AG (Switzerland)	7	3,706
Telefonica SA (Spain)	1,054	7,371
Telenor ASA (Norway)	170	3,047
Telia Co AB (Sweden)	928	3,987
Telstra Corp Ltd (Australia)	1,483	3,684
Tencent Holdings Ltd (China)	1,300	62,629
The Interpublic Group of Cos Inc	3,403	78,609
The Walt Disney Co	535	77,377
Trend Micro Inc (Japan) *	200	10,234
Verizon Communications Inc	1,543	94,740
ViacomCBS Inc ‘B’	146	6,128
Vodacom Group Ltd (South Africa)	488	4,017
Vodafone Group PLC (United Kingdom)	6,348	12,324
WPP PLC (United Kingdom)	1,228	17,281
Z Holdings Corp (Japan)	3,800	16,044

		1,481,640

Consumer, Cyclical - 7.3%

adidas AG (Germany)	64	20,804
Advance Auto Parts Inc	21	3,363
Alaska Air Group Inc	98	6,639

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value
ANTA Sports Products Ltd (China)	1,000	$8,953
AutoZone Inc *	9	10,722
Bandai Namco Holdings Inc (Japan)	100	6,083
Barratt Developments PLC (United Kingdom)	436	4,317
Bayerische Motoren Werke AG (Germany)	97	7,945
Best Buy Co Inc	174	15,277
Bridgestone Corp (Japan)	300	11,145
Bunzl PLC (United Kingdom)	125	3,419
Burberry Group PLC (United Kingdom)	145	4,233
Carnival Corp	417	21,196
Chipotle Mexican Grill Inc *	9	7,534
Cie Financiere Richemont SA (Switzerland)	182	14,223
Cie Generale des Etablissements Michelin SCA (France)	133	16,367
Cinemark Holdings Inc	86	2,911
Compass Group PLC (United Kingdom)	628	15,739
Continental AG (Germany)	32	4,135
Copart Inc *	62	5,638
Costco Wholesale Corp	160	47,027
Cummins Inc	172	30,781
Daimler AG (Germany)	266	14,706
Daiwa House Industry Co Ltd (Japan)	400	12,383
Darden Restaurants Inc	75	8,176
Delta Air Lines Inc	1,324	77,428
Denso Corp (Japan)	200	9,032
Dick’s Sporting Goods Inc	141	6,978
Dollar General Corp	77	12,010
Dollar Tree Inc *	68	6,395
Electrolux AB ‘B’ (Sweden)	152	3,737
Extended Stay America Inc	167	2,482
Fastenal Co	598	22,096
Ferrari NV (Italy)	43	7,140
Flutter Entertainment PLC (Ireland)	48	5,834
Foot Locker Inc	147	5,732
Ford Motor Co	3,521	32,745
Galaxy Entertainment Group Ltd (Macao)	1,000	7,362
Geely Automobile Holdings Ltd (China)	8,000	15,663
General Motors Co	863	31,586
Genuine Parts Co	160	16,997
Guangzhou Automobile Group Co Ltd ‘H’ (China)	4,000	4,980
Hanesbrands Inc	437	6,489
Harley-Davidson Inc	1,411	52,475
Hasbro Inc	109	11,511
Hennes & Mauritz AB ‘B’ (Sweden)	856	17,460
Hermes International (France)	13	9,738
Honda Motor Co Ltd (Japan)	700	19,811
Industria de Diseno Textil SA (Spain)	437	15,444
ITOCHU Corp (Japan)	700	16,224
KAR Auction Services Inc	227	4,946
Kingfisher PLC (United Kingdom)	1,842	5,303
Kohl’s Corp	122	6,216
L Brands Inc	142	2,573
Las Vegas Sands Corp	252	17,398
Lear Corp	64	8,781
Leggett & Platt Inc	107	5,439
Lennar Corp ‘A’	92	5,133
Lojas Renner SA (Brazil)	800	11,175
Lowe’s Cos Inc	613	73,413
Lululemon Athletica Inc *	29	6,718
LVMH Moet Hennessy Louis Vuitton SE (France)	98	45,664
Macy’s Inc	336	5,712
Marubeni Corp (Japan)	800	5,911
McDonald’s Corp	662	130,818
Mitsubishi Corp (Japan)	600	15,895
Mitsui & Co Ltd (Japan)	800	14,220
Mr Price Group Ltd (South Africa)	335	4,374
MSC Industrial Direct Co Inc ‘A’	84	6,591
Newell Brands Inc	1,031	19,816

	Shares	Value
Next PLC (United Kingdom)	55	$5,125
NIKE Inc ‘B’	379	38,396
Nissan Motor Co Ltd (Japan)	1,000	5,795
Nitori Holdings Co Ltd (Japan)	100	15,785
Nokian Renkaat OYJ (Finland)	113	3,250
Nordstrom Inc	107	4,380
NVR Inc *	1	3,808
O’Reilly Automotive Inc *	23	10,080
Oriental Land Co Ltd (Japan)	200	27,288
P.T. Astra International Tbk (Indonesia)	7,500	3,736
P.T. United Tractors Tbk (Indonesia)	1,700	2,632
Panasonic Corp (Japan)	1,000	9,379
Pandora AS (Denmark)	84	3,654
Penske Automotive Group Inc	63	3,164
Persimmon PLC (United Kingdom)	256	9,144
Peugeot SA (France)	244	5,875
Polaris Inc	73	7,424
Raia Drogasil SA (Brazil)	300	8,326
Ralph Lauren Corp	58	6,799
Renault SA (France)	82	3,894
Ross Stores Inc	109	12,690
Royal Caribbean Cruises Ltd	137	18,291
Ryohin Keikaku Co Ltd (Japan)	200	4,661
Sands China Ltd (Macao)	1,200	6,412
Sekisui Chemical Co Ltd (Japan)	500	8,675
Sekisui House Ltd (Japan)	300	6,406
Shenzhou International Group Holdings Ltd (China)	700	10,231
Shimano Inc (Japan)	50	8,112
Six Flags Entertainment Corp	134	6,045
Sodexo SA (France)	35	4,148
Starbucks Corp	368	32,355
Subaru Corp (Japan)	300	7,431
Sumitomo Corp (Japan)	600	8,912
Sumitomo Electric Industries Ltd (Japan)	400	6,007
Tapestry Inc	282	7,606
Target Corp	567	72,695
Taylor Wimpey PLC (United Kingdom)	2,620	6,718
The Foschini Group Ltd (South Africa)	289	3,087
The Gap Inc	280	4,950
The Goodyear Tire & Rubber Co	495	7,700
The Home Depot Inc	836	182,566
The Swatch Group AG (Switzerland)	27	7,539
The TJX Cos Inc	430	26,256
Thor Industries Inc	60	4,457
Tiffany & Co	128	17,107
Toho Co Ltd (Japan)	100	4,167
Toyota Motor Corp (Japan)	500	35,231
Tractor Supply Co	35	3,270
Tsuruha Holdings Inc (Japan)	40	5,136
Ulta Beauty Inc *	16	4,050
USS Co Ltd (Japan)	400	7,561
Vail Resorts Inc	45	10,792
Valeo SA (France)	104	3,686
VF Corp	355	35,379
Volvo AB ‘B’ (Sweden)	862	14,431
Wal-Mart de Mexico SAB de CV (Mexico)	8,411	24,146
Walgreens Boots Alliance Inc	1,293	76,235
Walmart Inc	637	75,701
Watsco Inc	127	22,879
Wesfarmers Ltd (Australia)	461	13,397
Whirlpool Corp	49	7,229
Whitbread PLC (United Kingdom)	72	4,621
Williams-Sonoma Inc	81	5,949
WW Grainger Inc	15	5,078
Wyndham Destinations Inc	363	18,763
Wyndham Hotels & Resorts Inc	61	3,831
Wynn Resorts Ltd	68	9,443
Yum China Holdings Inc (China)	270	12,963

		2,180,090

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value
Consumer, Non-Cyclical - 16.5%

a2 Milk Co Ltd (New Zealand) *	370	$3,746
AbbVie Inc	1,809	160,169
ABIOMED Inc *	15	2,559
Adecco Group AG (Switzerland)	94	5,943
Alfresa Holdings Corp (Japan)	200	4,063
Align Technology Inc *	27	7,534
Altria Group Inc	2,519	125,723
Ambev SA (Brazil)	9,300	43,163
Amgen Inc	717	172,847
Anheuser-Busch InBev SA NV (Belgium)	532	43,571
Archer-Daniels-Midland Co	649	30,081
Asahi Intecc Co Ltd (Japan)	200	5,856
Associated British Foods PLC (United Kingdom)	172	5,917
Astellas Pharma Inc (Japan)	1,500	25,605
Automatic Data Processing Inc	152	25,916
Bayer AG (Germany)	517	42,031
Becton Dickinson and Co	116	31,549
Beiersdorf AG (Germany)	49	5,862
Bid Corp Ltd (South Africa)	312	7,357
Bio-Techne Corp	13	2,854
Biogen Inc *	76	22,551
Bristol-Myers Squibb Co	1,246	79,981
British American Tobacco PLC (United Kingdom)	2,057	87,427
Brown-Forman Corp ‘B’	94	6,354
Bunge Ltd	1,117	64,283
Campbell Soup Co	118	5,832
Cardinal Health Inc	1,205	60,949
CCR SA (Brazil)	3,200	15,098
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	1	7,765
Chugai Pharmaceutical Co Ltd (Japan)	200	18,419
Church & Dwight Co Inc	89	6,260
Cigna Corp	141	28,833
Cintas Corp	26	6,996
Cochlear Ltd (Australia)	20	3,152
Cogna Educacao (Brazil)	1,200	3,410
Colgate-Palmolive Co	955	65,742
Coloplast AS ‘B’ (Denmark)	42	5,211
Conagra Brands Inc	347	11,881
Coty Inc ‘A’	333	3,746
CSL Ltd (Australia)	148	28,695
CSPC Pharmaceutical Group Ltd (China)	6,000	14,318
CVS Health Corp	1,565	116,264
Danaher Corp	227	34,840
Davide Campari-Milano SPA (Italy)	289	2,641
Diageo PLC (United Kingdom)	1,243	52,376
Edwards Lifesciences Corp *	76	17,730
Eli Lilly & Co	985	129,459
Equifax Inc	35	4,904
EssilorLuxottica SA (France)	95	14,524
Flowers Foods Inc	193	4,196
Fresenius Medical Care AG & Co KGaA (Germany)	75	5,522
General Mills Inc	640	34,278
Genmab AS (Denmark) *	20	4,448
Gilead Sciences Inc	894	58,092
GlaxoSmithKline PLC (United Kingdom)	3,376	79,327
Global Payments Inc	38	6,937
H&R Block Inc	128	3,005
Hengan International Group Co Ltd (China)	1,000	7,123
Henkel AG & Co KGaA (Germany)	51	4,794
Henry Schein Inc *	56	3,736
Hormel Foods Corp	127	5,729

	Shares	Value
Humana Inc	49	$17,959
IDEXX Laboratories Inc *	31	8,095
Illumina Inc *	53	17,582
Imperial Brands PLC (United Kingdom)	386	9,550
Ingredion Inc	104	9,667
Intuitive Surgical Inc *	41	24,237
Japan Tobacco Inc (Japan)	1,700	37,904
Johnson & Johnson	1,515	220,993
Kao Corp (Japan)	500	41,238
Kellogg Co	482	33,335
Kikkoman Corp (Japan)	200	9,791
Kimberly-Clark Corp	361	49,656
Kimberly-Clark de Mexico SAB de CV ‘A’ (Mexico)	2,275	4,528
Kobayashi Pharmaceutical Co Ltd (Japan)	50	4,235
Koninklijke Ahold Delhaize NV (Netherlands)	1,104	27,680
Kose Corp (Japan)	30	4,373
Kyowa Kirin Co Ltd (Japan)	200	4,712
L’Oreal SA (France)	123	36,372
Laboratory Corp of America Holdings *	35	5,921
Lamb Weston Holdings Inc	55	4,732
Lion Corp (Japan)	300	5,832
Macquarie Infrastructure Corp	195	8,354
ManpowerGroup Inc	47	4,564
MarketAxess Holdings Inc	11	4,170
McCormick & Co Inc	42	7,129
McKesson Corp	70	9,682
Medtronic PLC	621	70,452
Merck & Co Inc	1,054	95,861
Molson Coors Beverage Co ‘B’	114	6,145
Monster Beverage Corp *	148	9,405
Moody’s Corp	50	11,870
Mowi ASA (Norway)	170	4,420
Nestle SA (Switzerland)	574	62,144
New Oriental Education & Technology Group Inc ADR (China) *	74	8,972
Nielsen Holdings PLC	258	5,237
Nisshin Seifun Group Inc (Japan)	300	5,234
Nissin Foods Holdings Co Ltd (Japan)	100	7,427
Novartis AG (Switzerland)	1,101	104,253
Novo Nordisk AS ‘B’ (Denmark)	1,142	66,178
Ono Pharmaceutical Co Ltd (Japan)	300	6,849
Orion OYJ ‘B’ (Finland)	84	3,890
Otsuka Holdings Co Ltd (Japan)	200	8,915
P.T. Gudang Garam Tbk (Indonesia)	700	2,670
P.T. Unilever Indonesia Tbk (Indonesia)	1,400	4,232
Park24 Co Ltd (Japan)	200	4,897
PayPal Holdings Inc *	327	35,372
PepsiCo Inc	1,197	163,594
Pernod Ricard SA (France)	106	18,967
Pfizer Inc	4,572	179,131
Philip Morris International Inc	1,687	143,547
Pigeon Corp (Japan)	100	3,662
Pola Orbis Holdings Inc (Japan)	200	4,764
Quest Diagnostics Inc	140	14,951
Randstad NV (Netherlands)	80	4,902
Reckitt Benckiser Group PLC (United Kingdom)	349	28,349
Recruit Holdings Co Ltd (Japan)	900	33,710
Regeneron Pharmaceuticals Inc *	28	10,513
RELX PLC (United Kingdom)	758	19,135
ResMed Inc	51	7,903
Robert Half International Inc	128	8,083
Roche Holding AG (Switzerland)	369	119,926
S&P Global Inc	74	20,206
Sabre Corp	186	4,174
Sage Therapeutics Inc *	16	1,155
Sanofi (France)	737	74,015
Santen Pharmaceutical Co Ltd (Japan)	300	5,713

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value
Secom Co Ltd (Japan)	200	$17,849
Seven & i Holdings Co Ltd (Japan)	400	14,662
SGS SA (Switzerland)	6	16,432
Shionogi & Co Ltd (Japan)	200	12,372
Shoprite Holdings Ltd (South Africa)	432	3,885
Sino Biopharmaceutical Ltd (Hong Kong)	9,000	12,591
Smith & Nephew PLC (United Kingdom)	311	7,495
Sonic Healthcare Ltd (Australia)	160	3,226
Sonova Holding AG (Switzerland)	20	4,572
Spectrum Brands Holdings Inc	10	643
STERIS PLC	30	4,573
Straumann Holding AG (Switzerland)	6	5,886
Sysco Corp	500	42,770
Sysmex Corp (Japan)	100	6,808
Takeda Pharmaceutical Co Ltd (Japan)	500	19,776
TAL Education Group ADR (China) *	183	8,821
The Clorox Co	134	20,574
The Coca-Cola Co	3,220	178,227
The Estee Lauder Cos Inc ‘A’	79	16,317
The Hershey Co	143	21,018
The JM Smucker Co	120	12,496
The Kraft Heinz Co	789	25,351
The Kroger Co	734	21,279
The Procter & Gamble Co	1,941	242,431
The SPAR Group Ltd (South Africa)	310	4,379
Tiger Brands Ltd (South Africa)	254	3,823
Toyo Suisan Kaisha Ltd (Japan)	100	4,247
Transurban Group (Australia) »	1,117	11,692
Unicharm Corp (Japan)	400	13,507
Unilever NV (United Kingdom)	1,090	62,556
Unilever PLC (United Kingdom)	545	31,197
UnitedHealth Group Inc	356	104,657
Universal Health Services Inc ‘B’	32	4,591
Universal Robina Corp (Philippines)	1,420	4,066
Varian Medical Systems Inc *	33	4,686
Verisk Analytics Inc	45	6,720
West Pharmaceutical Services Inc	27	4,059
WH Group Ltd (Hong Kong) ~	8,000	8,272
Wirecard AG (Germany)	39	4,703
Woolworths Group Ltd (Australia)	753	19,099
Woolworths Holdings Ltd (South Africa)	1,276	4,434
Zimmer Biomet Holdings Inc	75	11,226

		4,920,256

Diversified - 0.1%

CK Hutchison Holdings Ltd (United Kingdom)	1,000	9,535
The Siam Cement PCL NVDR (Thailand)	500	6,535

		16,070

Energy - 8.3%

Antero Midstream Corp	5,733	43,513
Apache Corp	267	6,833
Baker Hughes Co	422	10,816
BP Midstream Partners LP	1,109	17,311
BP PLC (United Kingdom)	4,683	29,460
Chevron Corp	826	99,542
China Petroleum & Chemical Corp ‘H’ (China)	14,000	8,430
China Shenhua Energy Co Ltd ‘H’ (China)	4,000	8,364
CNOOC Ltd (China)	8,000	13,303
Crestwood Equity Partners LP	741	22,838
DCP Midstream LP	1,182	28,947
Diamondback Energy Inc	133	12,350
Enbridge Inc (Canada)	1,446	57,507
Energy Transfer LP	10,463	134,240
Eni SPA (Italy)	816	12,674

	Shares	Value
EnLink Midstream LLC	6,915	$42,389
Enterprise Products Partners LP	4,566	128,579
EQM Midstream Partners LP	2,644	79,082
Equinor ASA (Norway)	260	5,185
Exxon Mobil Corp	2,859	199,501
Gazprom PJSC ADR (Russia)	6,374	52,608
Genesis Energy LP	1,665	34,099
Halliburton Co	590	14,437
Helmerich & Payne Inc	82	3,725
Holly Energy Partners LP	576	12,758
HollyFrontier Corp	101	5,122
JXTG Holdings Inc (Japan)	1,200	5,446
Kinder Morgan Inc	3,836	81,208
LUKOIL PJSC ADR (Russia)	410	40,839
Magellan Midstream Partners LP	2,304	144,852
Marathon Petroleum Corp	701	42,235
MPLX LP	5,085	129,464
Murphy Oil Corp	126	3,377
Noble Energy Inc	309	7,676
Noble Midstream Partners LP	362	9,615
Novatek PJSC GDR (Russia)	76	15,428
Occidental Petroleum Corp	815	33,586
ONEOK Inc	1,734	131,212
PetroChina Co Ltd ‘H’ (China)	12,000	6,041
Phillips 66	410	45,678
Phillips 66 Partners LP	1,093	67,373
Pioneer Natural Resources Co	80	12,110
Plains All American Pipeline LP	5,523	101,568
PTT PCL NVDR (Thailand)	4,000	5,869
Repsol SA (Spain)	596	9,363
Royal Dutch Shell PLC ‘A’ (Netherlands)	753	22,300
Royal Dutch Shell PLC ‘B’ (Netherlands)	635	18,849
Schlumberger Ltd	1,719	69,104
Shell Midstream Partners LP	1,967	39,753
Sunoco LP	800	24,480
Tallgrass Energy LP	1,504	33,268
Targa Resources Corp	1,414	57,734
TC Pipelines LP	527	22,292
The Williams Cos Inc	3,868	91,749
TOTAL SA (France)	554	30,742
Valero Energy Corp	665	62,277
Viper Energy Partners LP	800	19,728
Woodside Petroleum Ltd (Australia)	310	7,495

		2,476,324

Financial - 11.0%

Alexandria Real Estate Equities Inc REIT	59	9,533
Allianz SE (Germany)	65	15,927
Ally Financial Inc	598	18,275
American Campus Communities Inc REIT	76	3,574
American International Group Inc	626	32,133
American Tower Corp REIT	46	10,572
Ameriprise Financial Inc	117	19,490
Aon PLC	71	14,789
Aroundtown SA (Germany)	926	8,317
Arthur J Gallagher & Co	53	5,047
Ascendas Real Estate Investment Trust REIT (Singapore)	3,000	6,628
Associated Banc-Corp	206	4,540
Assurant Inc	46	6,030
ASX Ltd (Australia)	88	4,845
Australia & New Zealand Banking Group Ltd (Australia)	475	8,192
AvalonBay Communities Inc REIT	68	14,260
Aviva PLC (United Kingdom)	905	5,023
AXA Equitable Holdings Inc	217	5,377
AXA SA (France)	435	12,292

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value
Axis Capital Holdings Ltd	61	$3,626
B3 SA - Brasil Bolsa Balcao (Brazil)	2,400	25,637
Banco Bilbao Vizcaya Argentaria SA (Spain)	1,146	6,434
Banco Santander SA (Spain)	2,807	11,769
Bank of America Corp	3,131	110,274
Bank Of China Ltd ‘H’ (China)	13,000	5,557
Bank of Hawaii Corp	42	3,997
Bank OZK	130	3,966
BB Seguridade Participacoes SA (Brazil)	900	8,435
BlackRock Inc	127	63,843
BNP Paribas SA (France)	180	10,699
Boston Properties Inc REIT	49	6,755
Camden Property Trust REIT	45	4,774
CapitaLand Commercial Trust REIT (Singapore)	3,200	4,739
CapitaLand Mall Trust REIT (Singapore)	3,200	5,858
Capitec Bank Holdings Ltd (South Africa)	43	4,440
Cboe Global Markets Inc	32	3,840
China Construction Bank Corp ‘H’ (China)	18,000	15,607
China Overseas Land & Investment Ltd (China)	8,000	31,157
China Resources Land Ltd (China)	6,000	29,852
Cincinnati Financial Corp	86	9,043
CIT Group Inc	101	4,609
CITIC Ltd (China)	9,000	12,012
Citigroup Inc	1,299	103,777
Citizens Financial Group Inc	1,163	47,229
CK Asset Holdings Ltd (Hong Kong)	3,500	25,257
CME Group Inc	130	26,094
Comerica Inc	306	21,955
Commonwealth Bank Of Australia (Australia)	281	15,763
Country Garden Holdings Co Ltd (China)	12,000	19,206
Crown Castle International Corp REIT	177	25,161
CubeSmart REIT	101	3,179
Cullen/Frost Bankers Inc	72	7,040
CyrusOne Inc REIT	61	3,991
Daito Trust Construction Co Ltd (Japan)	130	16,065
DBS Group Holdings Ltd (Singapore)	800	15,425
Dexus REIT (Australia)	521	4,289
Digital Realty Trust Inc REIT	105	12,573
Discover Financial Services	281	23,834
Discovery Ltd (South Africa)	310	2,670
DNB ASA (Norway)	172	3,219
Duke Realty Corp REIT	162	5,617
East West Bancorp Inc	97	4,724
Eaton Vance Corp	166	7,751
EPR Properties REIT	46	3,249
Equity Residential REIT	183	14,808
Essex Property Trust Inc REIT	22	6,619
Everest Re Group Ltd	28	7,752
Extra Space Storage Inc REIT	40	4,225
Federal Realty Investment Trust REIT	27	3,476
Fidelity National Financial Inc	191	8,662
Fifth Third Bancorp	918	28,219
First American Financial Corp	111	6,474
First Hawaiian Inc	124	3,577
First Horizon National Corp	376	6,227
First Republic Bank	47	5,520
Franklin Resources Inc	331	8,599
Gaming and Leisure Properties Inc REIT	107	4,606
Healthpeak Properties Inc REIT	232	7,997
Henderson Land Development Co Ltd (Hong Kong)	3,000	14,721
Hong Kong Exchanges & Clearing Ltd (Hong Kong)	600	19,493
Hongkong Land Holdings Ltd (Hong Kong)	2,000	11,504
Host Hotels & Resorts Inc REIT	219	4,062
HSBC Holdings PLC (United Kingdom)	3,389	26,531
Huntington Bancshares Inc	2,857	43,084

	Shares	Value
Industrial & Commercial Bank of China Ltd ‘H’ (China)	13,000	$10,030
ING Groep NV (Netherlands)	449	5,398
Intesa Sanpaolo SPA (Italy)	1,926	5,073
Invesco Ltd	684	12,298
Iron Mountain Inc REIT	170	5,418
Japan Post Bank Co Ltd (Japan)	500	4,797
Jefferies Financial Group Inc	403	8,612
JPMorgan Chase & Co	807	112,496
KeyCorp	2,750	55,660
Kilroy Realty Corp REIT	51	4,279
Kimco Realty Corp REIT	213	4,411
Lamar Advertising Co ‘A’ REIT	45	4,017
Lazard Ltd ‘A’	104	4,156
Legal & General Group PLC (United Kingdom)	1,361	5,467
Lincoln National Corp	272	16,051
Link REIT (Hong Kong)	2,500	26,485
Lloyds Banking Group PLC (United Kingdom)	12,329	10,214
Longfor Group Holdings Ltd (China) ~	3,000	14,049
M&T Bank Corp	97	16,466
Macquarie Group Ltd (Australia)	44	4,261
Marsh & McLennan Cos Inc	176	19,608
Mastercard Inc ‘A’	267	79,724
Medical Properties Trust Inc REIT	191	4,032
MetLife Inc	596	30,378
Mid-America Apartment Communities Inc REIT	56	7,384
Mitsubishi Estate Co Ltd (Japan)	400	7,654
Mitsubishi UFJ Financial Group Inc (Japan)	1,700	9,191
Mitsui Fudosan Co Ltd (Japan)	300	7,332
Mizuho Financial Group Inc (Japan)	3,400	5,237
Morgan Stanley	1,276	65,229
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	23	6,787
National Australia Bank Ltd (Australia)	423	7,320
New World Development Co Ltd (Hong Kong)	7,000	9,595
New York Community Bancorp Inc	353	4,243
Nordea Bank Abp (Finland)	799	6,464
Northern Trust Corp	206	21,885
Old Republic International Corp	191	4,273
Omega Healthcare Investors Inc REIT	110	4,658
Oversea-Chinese Banking Corp Ltd (Singapore)	1,300	10,635
P.T. Bank Central Asia Tbk (Indonesia)	9,800	23,569
P.T. Bank Negara Indonesia Persero Tbk (Indonesia)	7,300	4,121
P.T. Bank Rakyat Indonesia Persero Tbk (Indonesia)	60,800	19,245
PacWest Bancorp	198	7,577
Partners Group Holding AG (Switzerland)	13	11,915
People’s United Financial Inc	282	4,766
PICC Property & Casualty Co Ltd ‘H’ (China)	6,000	7,232
Ping An Insurance Group Co of China Ltd ‘H’ (China)	5,000	59,167
Popular Inc (Puerto Rico)	90	5,287
Principal Financial Group Inc	230	12,650
Prologis Inc REIT	221	19,700
Prosperity Bancshares Inc	68	4,889
Prudential Financial Inc	524	49,120
Public Bank Bhd (Malaysia)	3,000	14,268
Public Storage REIT	122	25,981
Realty Income Corp REIT	160	11,781
Regency Centers Corp REIT	80	5,047
Regions Financial Corp	2,092	35,899
RMB Holdings Ltd (South Africa)	890	5,119
Sampo Oyj ‘A’ (Finland)	354	15,457
Sanlam Ltd (South Africa)	1,695	9,577
Scentre Group REIT (Australia)	1,473	3,964
Shimao Property Holdings Ltd (China)	2,500	9,688
Simon Property Group Inc REIT	151	22,493

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value
Singapore Exchange Ltd (Singapore)	800	$5,269
Sino Land Co Ltd (Hong Kong)	6,000	8,709
Skandinaviska Enskilda Banken AB ‘A’ (Sweden)	411	3,865
SL Green Realty Corp REIT	45	4,135
SM Prime Holdings Inc (Philippines)	7,500	6,225
Standard Bank Group Ltd (South Africa)	1,513	18,198
Starwood Property Trust Inc REIT	171	4,251
State Street Corp	422	33,380
STORE Capital Corp REIT	102	3,798
Sumitomo Mitsui Financial Group Inc (Japan)	200	7,387
Sun Hung Kai Properties Ltd (Hong Kong)	2,000	30,630
Sunac China Holdings Ltd (China)	2,000	11,940
Svenska Handelsbanken AB ‘A’ (Sweden)	380	4,093
Swedbank AB ‘A’ (Sweden)	236	3,508
Swire Properties Ltd (Hong Kong)	2,800	9,276
Swiss Life Holding AG (Switzerland)	10	5,017
Swiss Re AG (Switzerland)	93	10,448
Synchrony Financial	1,086	39,107
Synovus Financial Corp	148	5,802
T Rowe Price Group Inc	234	28,511
TCF Financial Corp	153	7,160
TD Ameritrade Holding Corp	274	13,618
The Bank of New York Mellon Corp	978	49,223
The Hartford Financial Services Group Inc	264	16,043
The PNC Financial Services Group Inc	406	64,810
The Travelers Cos Inc	185	25,336
The Western Union Co	456	12,212
Tokio Marine Holdings Inc (Japan)	100	5,599
Truist Financial Corp	2,238	126,044
UBS Group AG (Switzerland)	686	8,657
UDR Inc REIT	142	6,631
Unibail-Rodamco-Westfield REIT (France)	38	5,995
United Overseas Bank Ltd (Singapore)	500	9,833
Unum Group	422	12,306
US Bancorp	1,720	101,979
Ventas Inc REIT	104	6,005
VEREIT Inc REIT	536	4,953
VICI Properties Inc REIT	218	5,570
Visa Inc ‘A’	511	96,017
Vornado Realty Trust REIT	67	4,455
Webster Financial Corp	67	3,575
Wells Fargo & Co	2,103	113,141
Welltower Inc REIT	174	14,230
Westpac Banking Corp (Australia)	545	9,307
Weyerhaeuser Co REIT	383	11,567
Wharf Real Estate Investment Co Ltd (Hong Kong)	1,000	6,102
Wheelock & Co Ltd (Hong Kong)	1,000	6,666
WP Carey Inc REIT	79	6,323
Zions Bancorp NA	323	16,770
Zurich Insurance Group AG (Switzerland)	46	18,869

		3,288,315

Industrial - 6.5%

3M Co	661	116,614
AAC Technologies Holdings Inc (China)	1,000	8,730
ABB Ltd (Switzerland)	1,795	43,301
Airports of Thailand PCL NVDR (Thailand)	5,800	14,357
Amcor PLC CDI	361	3,947
AMETEK Inc	68	6,782
Amphenol Corp ‘A’	105	11,364
Anhui Conch Cement Co Ltd ‘H’ (China)	2,000	14,572
Atlas Copco AB ‘A’ (Sweden)	248	9,899
Atlas Copco AB ‘B’ (Sweden)	145	5,035
Aurizon Holdings Ltd (Australia)	990	3,633
BAE Systems PLC (United Kingdom)	1,452	10,872
Bouygues SA (France)	95	4,050

	Shares	Value
Caterpillar Inc	433	$63,945
CH Robinson Worldwide Inc	153	11,965
Cie de Saint-Gobain (France)	216	8,849
ComfortDelGro Corp Ltd (Singapore)	3,300	5,839
CRH PLC (Ireland)	160	6,417
CRRC Corp Ltd ‘H’ (China)	13,000	9,478
Deutsche Post AG (Germany)	339	12,890
DSV PANALPINA AS (Denmark)	77	8,874
Eaton Corp PLC	315	29,837
Emerson Electric Co	653	49,798
Evoqua Water Technologies Corp *	645	12,223
Expeditors International of Washington Inc	50	3,901
FANUC Corp (Japan)	230	42,473
Fluor Corp	90	1,699
Fortive Corp	87	6,646
Garmin Ltd	102	9,951
Geberit AG (Switzerland)	14	7,858
General Dynamics Corp	262	46,204
Graphic Packaging Holding Co	415	6,910
Grupo Aeroportuario del Pacifico SAB de CV ‘B’ (Mexico)	1,644	19,542
HeidelbergCement AG (Germany)	43	3,125
Hexagon AB ‘B’ (Sweden)	92	5,157
Hirose Electric Co Ltd (Japan)	40	5,113
Hitachi Ltd (Japan)	400	16,878
Honeywell International Inc	222	39,294
Hoya Corp (Japan)	300	28,639
Hubbell Inc	81	11,973
IDEX Corp	22	3,784
Illinois Tool Works Inc	432	77,600
Jacobs Engineering Group Inc	37	3,324
Johnson Controls International PLC	606	24,670
Keyence Corp (Japan)	140	49,159
Kingspan Group PLC (Ireland)	59	3,604
Komatsu Ltd (Japan)	400	9,601
Kone OYJ ‘B’ (Finland)	125	8,174
Kuehne + Nagel International AG (Switzerland)	60	10,120
Kyocera Corp (Japan)	100	6,816
L3Harris Technologies Inc	66	13,059
LafargeHolcim Ltd (Switzerland)	279	15,478
Legrand SA (France)	99	8,085
Lincoln Electric Holdings Inc	66	6,384
Lockheed Martin Corp	235	91,504
Makita Corp (Japan)	200	6,907
Mettler-Toledo International Inc *	10	7,933
MISUMI Group Inc (Japan)	300	7,425
Mitsubishi Electric Corp (Japan)	900	12,254
Mitsubishi Heavy Industries Ltd (Japan)	100	3,878
MTR Corp Ltd (Hong Kong)	1,000	5,910
MTU Aero Engines AG (Germany)	20	5,699
Murata Manufacturing Co Ltd (Japan)	200	12,310
Nabtesco Corp (Japan)	200	5,893
National Instruments Corp	120	5,081
Northrop Grumman Corp	48	16,511
nVent Electric PLC	160	4,093
Omron Corp (Japan)	100	5,829
Packaging Corp of America	65	7,279
Raytheon Co	88	19,337
Rockwell Automation Inc	128	25,942
Roper Technologies Inc	31	10,981
Ryder System Inc	137	7,440
Schindler Holding AG (Switzerland)	15	3,815
Schneider Electric SE (France)	441	45,308
Siemens AG (Germany)	188	24,551
Sika AG (Switzerland)	46	8,639
Skanska AB ‘B’ (Sweden)	356	8,053
SKF AB ‘B’ (Sweden)	254	5,143
SMC Corp (Japan)	40	18,293

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value
Snap-on Inc	77	$13,044
Sonoco Products Co	90	5,555
Stanley Black & Decker Inc	44	7,293
TDK Corp (Japan)	50	5,619
Techtronic Industries Co Ltd (Hong Kong)	500	4,081
The Boeing Co	424	138,122
Trinity Industries Inc	139	3,079
Union Pacific Corp	763	137,943
United Parcel Service Inc ‘B’	917	107,344
United Technologies Corp	560	83,866
Venture Corp Ltd (Singapore)	500	6,032
Vinci SA (France)	190	21,161
Waters Corp *	26	6,075
WEG SA (Brazil)	1,600	13,786
Westrock Co	570	24,459
Xylem Inc	180	14,182

		1,936,141

Technology - 5.7%

Accenture PLC ‘A’	222	46,747
Activision Blizzard Inc	202	12,003
Adobe Inc *	139	45,844
Akamai Technologies Inc *	47	4,060
Amdocs Ltd	49	3,537
Analog Devices Inc	103	12,241
ANSYS Inc *	24	6,178
Apple Inc	608	178,539
ASML Holding NV (Netherlands)	158	46,777
Atos SE (France)	69	5,766
Broadcom Inc	318	100,494
Broadridge Financial Solutions Inc	34	4,200
Canon Inc (Japan)	400	10,947
Cerner Corp	106	7,779
Check Point Software Technologies Ltd (Israel) *	42	4,660
Citrix Systems Inc	46	5,101
Cognizant Technology Solutions Corp ‘A’	168	10,419
Dassault Systemes SE (France)	43	7,092
FUJIFILM Holdings Corp (Japan)	200	9,551
Fujitsu Ltd (Japan)	100	9,406
Hamamatsu Photonics KK (Japan)	100	4,098
Hewlett Packard Enterprise Co	1,953	30,975
HP Inc	1,223	25,133
Infineon Technologies AG (Germany)	435	9,829
Infosys Ltd ADR (India)	2,378	24,541
Intel Corp	3,303	197,685
International Business Machines Corp	930	124,657
Intuit Inc	72	18,859
Jack Henry & Associates Inc	22	3,205
KLA Corp	101	17,995
Lam Research Corp	150	43,860
Lenovo Group Ltd (China)	6,000	4,029
Maxim Integrated Products Inc	176	10,826
Micro Focus International PLC (United Kingdom)	116	1,628
Microsoft Corp	939	148,080
NEC Corp (Japan)	100	4,138
NetApp Inc	238	14,815
NetEase Inc ADR (China)	30	9,199
Nexon Co Ltd (Japan) *	500	6,633
Nomura Research Institute Ltd (Japan)	400	8,554
NVIDIA Corp	163	38,354
Obic Co Ltd (Japan)	50	6,735
Oracle Corp	781	41,377
Otsuka Corp (Japan)	100	3,993

	Shares	Value
Paychex Inc	300	$25,518
QUALCOMM Inc	920	81,172
SAP SE (Germany)	500	67,299
Skyworks Solutions Inc	50	6,044
Synopsys Inc *	42	5,846
Texas Instruments Inc	1,086	139,323
The Sage Group PLC (United Kingdom)	361	3,581
Tokyo Electron Ltd (Japan)	60	13,100
Veeva Systems Inc ‘A’ *	44	6,189
VMware Inc ‘A’ *	24	3,643
Western Digital Corp	203	12,884
Xerox Holdings Corp	146	5,383
Xilinx Inc	71	6,942

		1,707,463

Utilities - 1.2%

American Electric Power Co Inc	90	8,506
CLP Holdings Ltd (Hong Kong)	500	5,249
Consolidated Edison Inc	62	5,609
Dominion Energy Inc	180	14,908
DTE Energy Co	31	4,026
Duke Energy Corp	154	14,046
E.ON SE (Germany)	420	4,489
Edison International	80	6,033
EDP - Energias de Portugal SA (Portugal)	1,678	7,282
Enagas SA (Spain)	175	4,464
Enel SPA (Italy)	1,797	14,275
Engie SA (France)	510	8,261
Eversource Energy	62	5,274
Exelon Corp	184	8,389
FirstEnergy Corp	81	3,937
Guangdong Investment Ltd (China)	12,000	25,099
Hong Kong & China Gas Co Ltd (Hong Kong)	5,000	9,769
Iberdrola SA (Spain)	2,896	29,845
National Grid PLC (United Kingdom)	1,045	13,060
Nextera Energy Inc	92	22,279
PPL Corp	160	5,741
Public Service Enterprise Group Inc	90	5,314
Red Electrica Corp SA (Spain)	345	6,952
Sempra Energy	54	8,180
Snam SPA (Italy)	1,431	7,524
SSE PLC (United Kingdom)	295	5,626
The Southern Co	217	13,823
WEC Energy Group Inc	59	5,442
Western Midstream Partners LP	3,705	72,951
Xcel Energy Inc	93	5,905

		352,258

Total Common Stocks (Cost $17,909,148)		19,068,615

EXCHANGE-TRADED FUNDS - 2.5%

iShares MSCI Emerging Markets	4,480	201,018
iShares MSCI India	2,800	98,420
iShares MSCI South Korea	4,036	250,999
iShares MSCI Taiwan	4,788	196,930

Total Exchange-Traded Funds (Cost $701,219)		747,367

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 18.4%

Basic Materials - 0.3%

Hecla Mining Co 6.875% due 05/01/21	$25,000	$24,975
Hexion Inc 7.875% due 07/15/27 ~	25,000	26,062
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	25,000	26,259
Univar Solutions USA Inc 5.125% due 12/01/27 ~	25,000	26,141

		103,437

Communications -1.7%

AT&T Inc
4.350% due 03/01/29	75,000	83,396
4.850% due 03/01/39	50,000	57,639
Charter Communications Operating LLC 4.200% due 03/15/28	100,000	106,568
Comcast Corp 4.950% due 10/15/58	25,000	32,508
Diamond Sports Group LLC 6.625% due 08/15/27 ~	75,000	73,076
Discovery Communications LLC 4.125% due 05/15/29	75,000	81,021
Sprint Corp 7.625% due 02/15/25	50,000	54,992
Telesat LLC (Canada) 6.500% due 10/15/27 ~	25,000	26,109

		515,309

Consumer, Cyclical - 2.9%

American Airlines Pass-Through Trust ‘A’ 3.500% due 08/15/33	50,000	51,293
American Airlines Pass-Through Trust ‘AA’ 3.150% due 08/15/33	50,000	51,465
American Builders & Contractors Supply Co Inc 4.000% due 01/15/28 ~	50,000	50,842
Beazer Homes USA Inc
5.875% due 10/15/27	25,000	25,313
7.250% due 10/15/29 ~	25,000	26,751
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	50,000	51,813
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	50,000	43,771
Core & Main Holdings LP 8.625% Cash or 9.375% PIK due 09/15/24 ~	25,000	26,073
General Motors Financial Co Inc 5.650% due 01/17/29	75,000	84,771
Golden Nugget Inc 8.750% due 10/01/25 ~	50,000	53,593
Hasbro Inc 3.550% due 11/19/26	50,000	50,370
Hyundai Capital America 4.125% due 06/08/23 ~	50,000	52,233
Las Vegas Sands Corp 3.500% due 08/18/26	50,000	51,459
Michaels Stores Inc 8.000% due 07/15/27 ~	50,000	47,843
Panther BF Aggregator 2 LP 6.250% due 05/15/26 ~	50,000	53,969

	Principal Amount	Value
Scientific Games International Inc 8.250% due 03/15/26 ~	$50,000	$55,219
Tesla Inc 5.300% due 08/15/25 ~	75,000	72,937

		849,715

Consumer, Non-Cyclical - 2.6%

AbbVie Inc 2.950% due 11/21/26 ~	50,000	50,825
Ahern Rentals Inc 7.375% due 05/15/23 ~	75,000	59,656
Allied Universal Holdco LLC 9.750% due 07/15/27 ~	50,000	53,530
Anheuser-Busch InBev Worldwide Inc (Belgium)
4.750% due 01/23/29	75,000	86,891
5.800% due 01/23/59	50,000	68,152
Centene Corp 4.250% due 12/15/27 ~	25,000	25,765
Charles River Laboratories International Inc 4.250% due 05/01/28 ~	50,000	51,030
Global Payments Inc 3.200% due 08/15/29	50,000	51,097
GW B-CR Security Corp (Canada) 9.500% due 11/01/27 ~	19,000	20,318
HCA Inc 5.125% due 06/15/39	50,000	55,353
Keurig Dr Pepper Inc 4.597% due 05/25/28	50,000	56,175
Pilgrim’s Pride Corp 5.875% due 09/30/27 ~	50,000	54,155
Select Medical Corp 6.250% due 08/15/26 ~	50,000	54,218
TMS International Holding Corp 7.250% due 08/15/25 ~	50,000	45,354
Verscend Escrow Corp 9.750% due 08/15/26 ~	25,000	27,407

		759,926

Energy - 3.1%

Antero Resources Corp 5.375% due 11/01/21	25,000	23,850
Ascent Resources Utica Holdings LLC 7.000% due 11/01/26 ~	50,000	40,017
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	50,000	55,352
Endeavor Energy Resources LP 5.750% due 01/30/28 ~	75,000	78,983
Energy Transfer Operating LP
4.750% due 01/15/26	100,000	108,265
6.250% due 02/15/23	50,000	47,076
Global Partners LP 7.000% due 08/01/27 ~	55,000	58,594
Kinder Morgan Energy Partners LP 4.300% due 05/01/24	100,000	106,946
Moss Creek Resources Holdings Inc 7.500% due 01/15/26 ~	25,000	19,071
MPLX LP
4.000% due 03/15/28	100,000	103,535
6.875% due 02/15/23	50,000	50,500
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	50,000	56,296
SM Energy Co 6.750% due 09/15/26	25,000	24,571

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Targa Resources Partners LP 6.500% due 07/15/27 ~	$75,000	$82,264
WPX Energy Inc 5.250% due 10/15/27	75,000	79,264

		934,584

Financial - 5.6%

Air Lease Corp 3.625% due 04/01/27	100,000	103,686
Avolon Holdings Funding Ltd (Ireland) 4.375% due 05/01/26 ~	50,000	52,878
Bank of America Corp 4.183% due 11/25/27	175,000	189,696
Citigroup Inc 4.600% due 03/09/26	175,000	192,636
CNO Financial Group Inc 5.250% due 05/30/29	50,000	55,955
Host Hotels & Resorts LP REIT 3.375% due 12/15/29	50,000	50,507
Iron Mountain Inc REIT 4.875% due 09/15/29 ~	25,000	25,453
JPMorgan Chase & Co 4.125% due 12/15/26	100,000	109,525
KeyCorp 2.550% due 10/01/29	100,000	97,770
Mid-America Apartments LP REIT 3.950% due 03/15/29	75,000	81,887
Morgan Stanley
3.591% due 07/22/28	50,000	53,143
5.000% due 11/24/25	100,000	112,633
Service Properties Trust REIT 4.950% due 02/15/27	75,000	77,766
Springleaf Finance Corp 5.375% due 11/15/29	25,000	26,141
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	25,000	28,387
The Goldman Sachs Group Inc 3.500% due 11/16/26	150,000	157,766
UDR Inc REIT 3.000% due 08/15/31	50,000	50,085
Ventas Realty LP REIT 3.500% due 02/01/25	50,000	52,201
VICI Properties LP REIT
4.250% due 12/01/26 ~	25,000	25,796
4.625% due 12/01/29 ~	25,000	26,171
Wells Fargo & Co 3.750% due 01/24/24	100,000	105,684

		1,675,766

Industrial - 1.4%

Brand Industrial Services Inc 8.500% due 07/15/25 ~	25,000	25,687
Flex Acquisition Co Inc 7.875% due 07/15/26 ~	25,000	25,246
Mauser Packaging Solutions Holding Co 7.250% due 04/15/25 ~	75,000	74,249
Penske Truck Leasing Co LP 3.350% due 11/01/29 ~	75,000	74,992
Standard Industries Inc 4.750% due 01/15/28 ~	25,000	25,683
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	50,000	49,616
TransDigm Inc 5.500% due 11/15/27 ~	25,000	25,327

	Principal Amount	Value
United Parcel Service Inc 3.400% due 09/01/49	$25,000	$25,314
WRKCo Inc 3.900% due 06/01/28	75,000	79,613

		405,727

Technology - 0.7%

Broadcom Inc 4.250% due 04/15/26 ~	75,000	79,749
Dell International LLC 4.900% due 10/01/26 ~	50,000	55,044
NXP BV (Netherlands) 4.300% due 06/18/29 ~	75,000	81,148

		215,941

Utilities - 0.1%

MidAmerican Energy Co 4.250% due 07/15/49	25,000	29,956

Total Corporate Bonds & Notes (Cost $5,381,431)		5,490,361

SENIOR LOAN NOTES - 5.9%

Communications - 0.8%

CSC Holdings LLC Term B-5 4.240% (USD LIBOR + 2.500%) due 04/15/27 §	124,688	125,519
Sprint Communications Inc Term B 4.813% (USD LIBOR + 3.000%) due 02/03/24 §	124,060	123,904

		249,423

Consumer, Cyclical - 1.2%

Golden Nugget LLC Term B 4.692% (USD LIBOR + 2.750%) due 10/04/23 §	120,792	121,382
Restaurant Brands International Inc Term B (Canada) 3.549% (USD LIBOR + 1.750%) due 11/19/26 §	114,033	114,317
SeaWorld Parks & Entertainment Inc Term B-5 4.799% (USD LIBOR + 3.000%) due 03/31/24 §	124,043	124,683

		360,382

Consumer, Non-Cyclical - 1.0%

Albertson’s LLC Term B-7 4.549% (USD LIBOR + 2.750%) due 11/17/25 §	47,227	47,717
Bausch Health Americas Inc Term B 4.740% (USD LIBOR + 3.000%) due 06/01/25 §	114,543	115,384
Jaguar Holding Co II 4.299% (USD LIBOR + 2.500%) due 08/18/22 §	124,026	124,836

		287,937

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Financial - 0.4%

HUB International Ltd Term B 4.690% (USD LIBOR + 3.000%) due 04/25/25 §	$124,055	$124,162

Industrial - 2.5%

Cornerstone Building Brands Inc Term B 5.486% (USD LIBOR + 3.750%) due 04/12/25 §	124,055	124,003
Dynasty Acquisition Co Inc 5.945% (USD LIBOR + 4.000%) due 04/08/26 §	81,090	81,814
Filtration Group Corp Term B 4.799% (USD LIBOR + 3.000%) due 03/29/25 §	119,356	119,997
GFL Environmental Inc Term B (Canada) 4.799% (USD LIBOR + 3.000%) due 05/31/25 §	124,056	124,399
Reynolds Group Holdings Inc Term B 4.549% (USD LIBOR + 2.750%) due 02/05/23 §	124,041	124,603
StandardAero (Canada) 5.945% (USD LIBOR + 4.000%) due 04/04/26 §	43,597	43,986
TransDigm Inc Term G 4.299% (USD LIBOR + 2.500%) due 08/22/24 §	124,051	124,613

		743,415

Total Senior Loan Notes (Cost $1,747,318)		1,765,319

U.S. TREASURY OBLIGATIONS - 7.1%

U.S. Treasury Bonds - 1.4%

2.875% due 05/15/49	390,000	429,506

U.S. Treasury Notes - 5.7%

1.750% due 06/15/22	420,000	421,598
1.750% due 06/30/24	420,000	421,017
1.875% due 06/30/26	420,000	421,676
2.375% due 05/15/29	410,000	425,896

		1,690,187

Total U.S. Treasury Obligations (Cost $2,101,418)		2,119,693

	Shares	Value
SHORT-TERM INVESTMENT - 1.6%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.510%	473,229	$473,229

Total Short-Term Investment (Cost $473,229)		473,229

TOTAL INVESTMENTS - 99.6% (Cost $28,350,215)		29,703,396

OTHER ASSETS & LIABILITIES, NET - 0.4%		122,217

NET ASSETS - 100.0%		$29,825,613

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS DIVERSIFIED INCOME

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

	Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Stocks	$38,812	$—	$38,812	$—
Common Stocks
Basic Materials	710,058	365,376	344,682	—
Communications	1,481,640	1,057,126	424,514	—
Consumer, Cyclical	2,180,090	1,554,659	625,431	—
Consumer, Non-Cyclical	4,920,256	3,321,820	1,598,436	—
Diversified	16,070	—	16,070	—
Energy	2,476,324	2,199,356	276,968	—
Financial	3,288,315	2,362,818	925,497	—
Industrial	1,936,141	1,327,010	609,131	—
Technology	1,707,463	1,484,307	223,156	—
Utilities	352,258	214,827	137,431	—

Total Common Stocks	19,068,615	13,887,299	5,181,316	—

Exchange-Traded Funds	747,367	747,367	—	—
Corporate Bonds & Notes	5,490,361	—	5,490,361	—
Senior Loan Notes	1,765,319	—	1,765,319	—
U.S. Treasury Obligations	2,119,693	—	2,119,693	—
Short-Term Investment	473,229	473,229	—	—

Total	$29,703,396	$15,107,895	$14,595,501	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments

December 31, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 3.3%

Communications - 0.3%

AT&T Inc 2.657% (USD LIBOR + 0.750%) due 06/01/21 §	$100,000	$100,619

Consumer, Cyclical - 0.3%

BMW US Capital LLC (Germany) 3.400% due 08/13/21 ~	100,000	102,279

Energy - 0.7%

Petrobras Global Finance BV (Brazil) 5.093% due 01/15/30 ~	244,000	261,754

Financial - 1.2%

Bank of America Corp 5.875% due 03/15/28	10,000	11,097
BOC Aviation Ltd (Singapore) 2.375% due 09/15/21 ~	200,000	199,490
Royal Bank of Scotland Group PLC (United Kingdom) 7.500% due 08/10/20	200,000	204,731

		415,318

Industrial - 0.8%

General Electric Co 3.150% due 09/07/22	100,000	102,215
Komatsu Finance America Inc 2.437% due 09/11/22 ~	200,000	200,863

		303,078

Total Corporate Bonds & Notes (Cost $1,160,649)		1,183,048

MORTGAGE-BACKED SECURITIES - 20.7%

Collateralized Mortgage Obligations - Residential - 6.2%

Alternative Loan Trust 1.912% (USD LIBOR + 0.120%) due 06/25/36 §	117,872	113,026
6.000% due 03/25/37	162,515	112,671
Banc of America Mortgage Trust 4.297% due 07/25/35 §	36,752	34,659
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.152% (USD LIBOR + 0.360%) due 03/25/35 § ~	109,702	109,512
Citigroup Mortgage Loan Trust 4.540% due 03/25/37 §	85,830	84,771
Countrywide Home Loan Mortgage Pass-Through Trust 4.366% due 01/19/34 §	8,954	9,334
Credit Suisse Mortgage Trust 1.942% (USD LIBOR + 0.150%) due 09/29/36 § ~	296,426	288,034

	Principal Amount	Value
Fannie Mae REMICS 2.142% (USD LIBOR + 0.350%) due 07/25/37 §	$18,799	$18,796
2.172% (USD LIBOR + 0.380%) due 07/25/37 §	29,515	29,444
2.232% (USD LIBOR + 0.440%) due 05/25/36 §	13,922	13,819
2.237% (USD LIBOR + 0.445%) due 02/25/37 §	5,573	5,673
Government National Mortgage Association 2.165% (USD LIBOR + 0.400%) due 02/20/49 §	268,519	268,060
2.266% (USD LIBOR + 0.150%) due 08/20/68 §	95,864	93,973
GreenPoint Mortgage Funding Trust 1.972% (USD LIBOR + 0.180%) due 09/25/46 §	21,850	21,045
GSR Mortgage Loan Trust 4.269% due 09/25/35 §	8,494	8,744
Hawksmoor Mortgages PLC (United Kingdom) 1.761% (SONIA + 1.050%) due 05/25/53 § ~	GBP 239,585	318,529
JP Morgan Alternative Loan Trust 2.252% (USD LIBOR + 0.460%) due 03/25/36 §	$61,364	60,513
JP Morgan Mortgage Trust 4.431% due 06/25/35 §	29,567	29,793
Merrill Lynch Mortgage Investors Trust 3.944% due 12/25/34 §	34,636	35,221
Residential Accredit Loans Inc Trust 1.972% (USD LIBOR + 0.180%) due 06/25/46 §	87,716	34,187
Residential Asset Securitization Trust 6.500% due 09/25/36	182,738	123,491
Structured Adjustable Rate Mortgage Loan Trust 0.440% (USD LIBOR + 0.250%) due 02/25/35 §	11,048	10,434
Structured Asset Mortgage Investments II Trust 2.002% (USD LIBOR + 0.210%) due 05/25/36 §	62,190	59,315
Towd Point Mortgage Funding PLC (United Kingdom) 1.820% (GBP LIBOR + 1.025%) due 10/20/51 § ~	GBP 222,232	295,579
WaMu Mortgage Pass-Through Certificates 2.162% (USD LIBOR + 0.370%) due 01/25/45 §	$41,302	40,811

		2,219,434

Fannie Mae - 14.5%

2.500% due 02/01/50	400,000	395,090
3.000% due 02/01/50	1,400,000	1,418,153
3.500% due 03/01/50	570,000	585,600
4.000% due 03/01/50	2,700,000	2,808,548

		5,207,391

Total Mortgage-Backed Securities (Cost $7,409,758)		7,426,825

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES - 7.8%

Asset Backed Funding Corp Trust 2.392% (USD LIBOR + 0.600%) due 10/25/34 §	$21,723	$21,857
B&M CLO Ltd (Cayman) 2.731% (USD LIBOR + 0.730%) due 04/16/26 § ~	93,052	93,019
Countrywide Asset-Backed Certificates 1.932% (USD LIBOR + 0.140%) due 07/25/37 §	267,238	242,727
1.982% (USD LIBOR + 0.190%) due 11/25/37 §	137,859	133,011
1.992% (USD LIBOR + 0.200%) due 09/25/37 §	73,495	63,302
Credit-Based Asset Servicing & Securitization LLC 2.012% (USD LIBOR + 0.220%) due 07/25/37 § ~	317,983	214,071
Crown Point CLO Ltd (Cayman) 2.942% (USD LIBOR + 0.940%) due 07/17/28 § ~	200,000	199,093
Freddie Mac Structured Pass-Through Certificates 1.932% (USD LIBOR + 0.140%) due 09/25/31 §	783	775
Home Equity Asset Trust 2.647% (USD LIBOR + 0.855%) due 08/25/34 §	24,357	24,282
Home Equity Mortgage Loan Asset-Backed Trust 2.012% (USD LIBOR + 0.220%) due 04/25/37 §	86,543	67,893
Latitude Management Real Estate Capital Inc 2.760% (USD LIBOR + 0.980%) due 02/22/32 § ~	27,816	27,708
LoanCore Issuer Ltd (Cayman) 2.870% (USD LIBOR + 1.130%) due 05/15/36 § ~	100,000	100,015
Long Beach Mortgage Loan Trust 1.912% (USD LIBOR + 0.120%) due 08/25/36 §	84,906	46,724
Loomis Sayles CLO II Ltd (Cayman) 2.901% (USD LIBOR + 0.900%) due 04/15/28 § ~	280,000	278,672
MidOcean Credit CLO IV (Cayman) 2.801% (USD LIBOR + 0.800%) due 04/15/27 § ~	445,063	444,049
Option One Mortgage Loan Trust 1.932% (USD LIBOR + 0.140%) due 01/25/37 §	75,574	56,183
1.932% (USD LIBOR + 0.140%) due 03/25/37 §	91,524	70,314
Saxon Asset Securities Trust 2.102% (USD LIBOR + 0.310%) due 09/25/37 §	23,163	22,338
Soundview Home Loan Trust 1.992% (USD LIBOR + 0.200%) due 06/25/37 §	73,022	58,184
SpringCastle Funding Asset-Backed Notes 3.200% due 05/27/36 ~	84,511	84,848
TICP CLO Ltd (Cayman) 2.806% (USD LIBOR + 0.840%) due 04/20/28 § ~	450,000	447,644

	Principal Amount	Value
Venture CLO Ltd (Cayman) 3.103% (USD LIBOR + 1.150%) due 10/22/31 § ~	$100,000	$100,070

Total Asset-Backed Securities (Cost $2,798,102)		2,796,779

U.S. TREASURY OBLIGATIONS - 104.0%

U.S. Treasury Inflation Protected Securities - 104.0%

0.125% due 04/15/22 ^	910,043	908,774
0.125% due 07/15/22 ^	246,198	247,248
0.125% due 01/15/23 ^	681,210	681,217
0.125% due 07/15/26 ^	322,083	323,178
0.250% due 07/15/29 ^	573,460	579,235
0.375% due 07/15/25 ^	1,654,915	1,688,968
0.375% due 01/15/27 ^	767,052	778,893
0.375% due 07/15/27 ^ ‡	4,639,452	4,733,712
0.500% due 01/15/28 ^	3,161,199	3,243,847
0.625% due 07/15/21 ^	2,000,451	2,022,997
0.625% due 04/15/23 ^	1,554,075	1,578,312
0.625% due 01/15/24 ^	1,341,151	1,369,740
0.625% due 01/15/26 ^	1,294,245	1,334,200
0.625% due 02/15/43 ^	22,387	22,658
0.750% due 07/15/28 ^	1,291,777	1,359,400
0.750% due 02/15/42 ^	113,890	118,378
0.750% due 02/15/45 ^	174,856	181,491
0.875% due 02/15/47 ^	46,908	50,312
1.000% due 02/15/46 ^	690,760	760,297
1.000% due 02/15/48 ^	729,469	807,923
1.000% due 02/15/49 ^	276,126	307,125
1.125% due 01/15/21 ^	2,529,325	2,552,841
1.375% due 02/15/44 ^	2,672,188	3,153,714
2.000% due 01/15/26 ^	4,423,999	4,918,530
2.125% due 02/15/40 ^	47,626	62,288
2.125% due 02/15/41 ^	305,536	402,698
2.375% due 01/15/25 ^	2,416,493	2,693,623
2.500% due 01/15/29 ^	213,356	257,208
3.375% due 04/15/32 ^	85,541	117,485
3.875% due 04/15/29 ^	54,790	73,127

		37,329,419

Total U.S. Treasury Obligations (Cost $36,198,187)		37,329,419

FOREIGN GOVERNMENT BONDS & NOTES - 4.8%

Argentina Bonar (Argentina) 52.564% (ARS Deposit + 2.000%) due 04/03/22 § Ω	ARS 32,000	282
Argentina POM Politica Monetaria (Argentina) 54.606% (ARS Reference + 0.000%) due 06/21/20 § Ω	870,000	7,343
Australia Government (Australia) 1.250% due 02/21/22 ^ ~	AUD 973,399	816,611
Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 100,000	112,732
Mexican Bonos (Mexico) 7.750% due 05/29/31	MXN 493,000	27,841
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 850,000	683,604

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Peruvian Government International (Peru) 5.940% due 02/12/29 ~	PEN 200,000	$68,198

Total Foreign Government Bonds & Notes (Cost $1,725,123)		1,716,611

SHORT-TERM INVESTMENTS - 1.8%

Foreign Government Issues - 0.0%

Argentina Treasury Bill (Argentina) 0.000% due 05/13/20 Ω	ARS 60,000	677
0.000% due 02/26/20 Ω	80,000	777

		1,454

	Shares
Money Market Fund - 0.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.510%	254,442	254,442

	Principal Amount
Repurchase Agreement - 1.1%

Citigroup Global Markets Inc 1.550% due 01/02/20 (Dated 12/31/19, Repurchase price of $400,034; collateralized by a U.S. Treasury Security: 2.000% due 08/15/25 and value $408,344)	$400,000	400,000

Total Short-Term Investments (Cost $657,001)		655,896

Value

TOTAL INVESTMENTS - 142.4% (Cost $49,948,820)	$51,108,578

DERIVATIVES - 0.0%	1,282

OTHER ASSETS & LIABILITIES, NET - (42.4%)	(15,227,742)

NET ASSETS - 100.0%	$35,882,118

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $9,079 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)

The average amount of borrowings by the Fund on reverse repurchase agreements during the nine-month period ended December 31, 2019 was $3,006,500 at a weighted average interest rate of 2.100%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the nine-month period ended December 31, 2019 was $12,224,684 at a weighted average interest rate of 1.591%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

(c)	A reverse repurchase agreement outstanding as of December 31, 2019 was as follows:

Counterparty	Collateral Pledged	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Principal Amount	Value
SCB	U.S. Treasury Inflation Protected Securities 0.375% due 07/15/27	2.100%	12/31/19	01/06/20	($3,007,552)	$3,006,500	($3,006,500)

(d)	Open futures contracts outstanding as of December 31, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bund	03/20	12	$2,330,600	$2,294,874	($35,726)
Short Euro-BTP	03/20	14	1,763,319	1,765,586	2,267
U.S. Treasury 2-Year Notes	03/20	6	1,293,429	1,293,000	(429)
U.S. Treasury 10-Year Notes	03/20	3	388,363	385,266	(3,097)
U.S. Treasury Ultra 10-Year Notes	03/20	1	141,162	140,703	(459)

					(37,444)

Short Futures Outstanding
Australia 3-Year Bonds	03/20	13	1,056,281	1,049,240	7,041
Euro-Bobl	03/20	7	1,052,275	1,049,254	3,021
Euro-Buxl	03/20	2	456,442	445,048	11,394
Euro-Schatz	03/20	50	6,281,921	6,276,220	5,701
U.S. Treasury 5-Year Notes	03/20	43	5,126,350	5,100,203	26,147
U.S. Treasury Long Bonds	03/20	4	625,354	623,625	1,729
U.S. Treasury Ultra 30-Year Bonds	03/20	1	186,780	181,656	5,124

					60,157

Total Futures Contracts					$22,713

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

(e)	Forward foreign currency contracts outstanding as of December 31, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	362,155	USD	85,714	01/20	DUB	$4,306	$—
BRL	362,155	USD	89,849	01/20	SCB	171	—
BRL	362,154	USD	88,982	02/20	SCB	950	—
IDR	2,904,296,420	USD	203,183	03/20	DUB	5,421	—
JPY	59,700,000	USD	549,724	01/20	UBS	22	—
KRW	132,787,200	USD	112,000	03/20	BRC	3,126	—
KRW	92,785,680	USD	78,000	03/20	JPM	2,445	—
MXN	3,563,000	USD	181,838	01/20	GSC	5,799	—
RUB	12,164,588	USD	189,746	02/20	GSC	5,070	—
SGD	138,000	USD	101,584	03/20	BRC	1,100	—
TWD	3,569,736	USD	118,000	03/20	BRC	2,052	—
TWD	2,662,440	USD	88,000	03/20	SCB	1,539	—
USD	776,393	AUD	1,144,000	01/20	BRC	—	(26,612)
USD	89,849	BRL	362,155	01/20	DUB	—	(171)
USD	89,091	BRL	362,154	01/20	SCB	—	(929)
USD	430,017	EUR	388,000	01/20	BRC	—	(5,474)
USD	602,578	GBP	466,000	01/20	JPM	—	(14,867)
USD	7,808	GBP	6,000	01/20	SCB	—	(141)
USD	547,879	JPY	59,900,000	01/20	UBS	—	(3,709)
USD	193,360	KRW	227,549,894	03/20	BRC	—	(3,924)
USD	32,991	MXN	663,000	01/20	JPM	—	(1,957)
USD	641,727	NZD	998,000	01/20	UBS	—	(30,227)
USD	64,036	PEN	214,925	01/20	GSC	—	(815)
USD	102,484	SGD	140,060	03/20	JPM	—	(1,733)
USD	208,736	TWD	6,305,091	03/20	DUB	—	(3,307)

Total Forward Foreign Currency Contracts						$32,001	($93,866)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

(f)	Purchased options outstanding as of December 31, 2019 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call- 1-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.500%	03/10/20	DUB	$9,520,000	$13,526	$1
Call- 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.066%	10/02/20	JPM	5,200,000	20,756	4,593

							$34,282	$4,594

Options on Futures

Description		Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - Euro-Schatz (02/20)		EUR 114.00	02/21/20	EUX	59	EUR 6,726,000	$365	$331
Call - Euro-Bobl (02/20)		139.00	02/21/20	EUX	7	973,000	43	39

							408	370

Put - Euro-Bund (02/20)		157.00	02/21/20	EUX	6	942,000	70	67

Total Options on Futures							$478	$437

Total Purchased Options							$34,760	$5,031

(g) Premiums received and value of written options outstanding as of December 31, 2019 were as follows:

Credit Default Swaptions on Credit Indices – Buy Protection

Description			Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - iTraxx Main 32 5Y			0.475%	01/15/20	DUB	EUR 100,000	$55	($194)
Call - iTraxx Main 32 5Y			0.425%	03/18/20	BRC	100,000	48	(85)

							103	(279)

Credit Default Swaptions on Credit Indices – Sell Protection

Put - iTraxx Main 32 5Y			0.800%	01/15/20	DUB	100,000	148	(3)
Put - iTraxx Main 32 5Y			0.700%	03/18/20	BRC	100,000	116	(30)

							264	(33)

Total Credit Default Swaptions on Credit Indices							$367	($312)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate		Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/Initial Index - (1 + 4.000%)10]		04/22/24	JPM	$1,900,000	$13,823	($52)
Cap - U.S. CPI Urban Consumers	234.78	Maximum of [0, Final Index/Initial Index - (1 + 4.000%)10]		05/16/24	JPM	200,000	1,390	—

							15,213	(52)

Floor - U.S. CPI Urban Consumers	234.81	Maximum of [0, 0.000% - ((Final Index/Initial Index)-1)]		03/24/20	JPM	700,000	7,910	—
Floor - U.S. CPI Urban Consumers	216.69	Maximum of [0, (1 + 0.000%)[10] - Final Index/Initial Index]		04/07/20	CIT	1,800,000	15,960	—

							23,870	—

Total Inflation Floor/Cap Options							$39,083	($52)

Interest Rate Floor Option

Description	Exercise Rate	Floating Rate Index		Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - ICE Swap Rate	0.000%	10 Year-2 Year ICE Swap Rate		01/02/20	MSC	$700,000	$543	$—

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.404%	03/10/20	DUB	$2,110,000	$14,608	($1)
Call - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.302%	10/02/20	JPM	1,100,000	20,900	(4,692)

Total Interest Rate Swaptions							$35,508	($4,693)

Options on Futures
Description		Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 10-Year Notes (02/20)		$129.00	01/24/20	CME	1	$129,000	$306	($266)
Call - U.S. Treasury 10-Year Notes (02/20)		129.50	01/24/20	CME	2	259,000	1,748	(281)
Call - Euro-Bund (02/20)		EUR 172.00	02/21/20	EUX	2	EUR 344,000	2,780	(1,256)

							4,834	(1,803)

Put - U.S. Treasury 10-Year Notes (02/20)		$127.00	01/24/20	CME	1	$127,000	171	(94)
Put - U.S. Treasury 10-Year Notes (02/20)		129.50	01/24/20	CME	2	259,000	1,810	(2,438)
Put - Euro-Bund (02/20)		EUR 172.00	02/21/20	EUX	2	EUR 344,000	2,511	(4,644)

							4,492	(7,176)

Total Options on Futures							$9,326	($8,979)

Total Written Options							$84,827	($14,036)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

(h) Swap agreements outstanding as of December 31, 2019 were as follows:

Credit Default Swaps on Corporate Issues – Sell Protection (1)
Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 12/31/19 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Daimler AG	Q	1.000%	12/20/20	ICE	0.132%	EUR 10,000	$100	$153	($53)

Credit Default Swaps on Credit Indices – Buy Protection (4)
Referenced Obligation		Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG32 5Y		Q	1.000%	06/20/24	ICE	$2,900,000	($76,557)	($57,961)	($18,596)
CDX IG33 5Y		Q	1.000%	12/20/24	ICE	200,000	(5,253)	(3,874)	(1,379)
CDX HY33 5Y		Q	5.000%	12/20/24	ICE	495,000	(48,524)	(29,756)	(18,768)

							($130,334)	($91,591)	($38,743)

Credit Default Swaps on Credit Indices – Sell Protection (1)
Referenced Obligation		Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 7		M	0.500%	01/17/47	DUB	$59,730	$703	($1,855)	$2,558
CMBX NA AAA 7		M	0.500%	01/17/47	MSC	39,820	469	(1,237)	1,706

							$1,172	($3,092)	$4,264

Credit Default Swaps on Sovereign Issues – Buy Protection (4)
Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/19 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Mexico Government	Q	1.000%	12/20/23	BRC	0.559%	$200,000	($3,455)	$1,839	($5,294)

Total Credit Default Swaps							($132,517)	($92,691)	($39,826)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate / Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.535%	Eurostat Eurozone HICP	Z / Z	LCH	06/15/23	EUR 300,000	$6,997	$—	$6,997
2.500%	3-Month USD-LIBOR	S / Q	CME	12/19/23	$120,000	3,777	(305)	4,082
2.750%	3-Month USD-LIBOR	S / Q	LCH	12/19/23	400,000	16,465	(2,706)	19,171
3.850%	GBP Retail Price	Z / Z	LCH	09/15/24	GBP 200,000	9,505	—	9,505
2.335%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/28	$190,000	7,827	338	7,489
2.364%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/28	50,000	2,335	—	2,335
1.620%	Eurostat Eurozone HICP	Z / Z	LCH	05/15/28	EUR 310,000	16,567	19	16,548
2.379%	U.S. CPI Urban Consumers	Z / Z	LCH	07/09/28	$500,000	23,667	(287)	23,954
3.593%	GBP Retail Price	Z / Z	LCH	11/15/28	GBP 45,000	2,108	—	2,108
2.165%	U.S. CPI Urban Consumers	Z / Z	LCH	04/16/29	$100,000	1,815	—	1,815
1.998%	U.S. CPI Urban Consumers	Z / Z	LCH	07/25/29	100,000	356	—	356
1.760%	U.S. CPI Urban Consumers	Z / Z	LCH	11/04/29	400,000	(9,229)	(708)	(8,521)
3.190%	GBP Retail Price	Z / Z	LCH	04/15/30	GBP 300,000	(77)	(18,091)	18,014
3.400%	GBP Retail Price	Z / Z	LCH	06/15/30	200,000	10,555	2,555	8,000
3.530%	GBP Retail Price	Z / Z	LCH	10/15/31	50,000	2,368	493	1,875
3.500%	GBP Retail Price	Z / Z	LCH	09/15/33	60,000	2,906	47	2,859
3.579%	GBP Retail Price	Z / Z	LCH	10/15/33	170,000	13,179	—	13,179
3.572%	GBP Retail Price	Z / Z	LCH	05/15/34	50,000	2,692	—	2,692
3.580%	GBP Retail Price	Z / Z	LCH	06/15/39	30,000	3,319	30	3,289
3.590%	GBP Retail Price	Z / Z	LCH	06/15/39	40,000	4,600	—	4,600
1.243%	Eurostat Eurozone HICP	Z / Z	LCH	08/15/39	EUR 40,000	(1,605)	—	(1,605)
1.387%	Eurostat Eurozone HICP	Z / Z	LCH	08/15/49	20,000	(1,227)	—	(1,227)

						$118,900	($18,615)	$137,515

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Pay Rate / Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.160%	France CPI Ex Tobacco	Z / Z	LCH	08/15/20	EUR 80,000	($631)	$57	($688)
2.027%	U.S. CPI Urban Consumers	Z / Z	LCH	11/23/20	$100,000	107	—	107
2.021%	U.S. CPI Urban Consumers	Z / Z	LCH	11/25/20	100,000	120	—	120
1.875%	U.S. CPI Urban Consumers	Z / Z	LCH	03/14/21	3,400,000	6,359	—	6,359
1.432%	U.S. CPI Urban Consumers	Z / Z	LCH	08/06/21	100,000	710	—	710
1.580%	U.S. CPI Urban Consumers	Z / Z	LCH	09/20/21	200,000	897	—	897
1.592%	U.S. CPI Urban Consumers	Z / Z	LCH	09/20/21	200,000	850	(39)	889
2.210%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/23	120,000	(1,995)	—	(1,995)
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	04/27/23	60,000	(1,378)	—	(1,378)
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	05/09/23	120,000	(2,711)	—	(2,711)
2.281%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/23	180,000	(4,538)	—	(4,538)
1.030%	France CPI Ex Tobacco	Z / Z	LCH	03/15/24	EUR 140,000	(514)	(53)	(461)
2.000%	3-Month USD-LIBOR	S / Q	CME	07/27/26	$400,000	(3,893)	5,823	(9,716)
2.400%	3-Month USD-LIBOR	S / Q	CME	12/07/26	400,000	(10,728)	—	(10,728)
1.750%	3-Month USD-LIBOR	S / Q	LCH	12/21/26	340,000	822	(2,170)	2,992
3.250%	3-Month NZD-Bank Bills	S / Q	CME	03/21/28	NZD 100,000	(8,875)	290	(9,165)
2.765%	3-Month USD-LIBOR	S / Q	CME	07/18/28	$150,000	(12,379)	—	(12,379)
1.750%	3-Month USD-LIBOR	S / Q	CME	09/12/29	300,000	3,887	741	3,146
3.598%	GBP Retail Price	Z / Z	LCH	09/15/34	GBP 210,000	(14,270)	156	(14,426)
2.000%	U.S. Fed Funds	A / A	LCH	12/15/47	$40,000	(1,370)	(72)	(1,298)
2.250%	3-Month USD-LIBOR	S / Q	CME	12/11/49	300,000	(12,036)	(691)	(11,345)
1.625%	3-Month USD-LIBOR	S / Q	CME	01/16/50	100,000	10,419	(1,423)	11,842
1.625%	3-Month USD-LIBOR	S / Q	CME	02/03/50	40,000	4,166	(1)	4,167
2.000%	3-Month USD-LIBOR	S / Q	CME	03/20/50	40,000	718	(631)	1,349

						($46,263)	$1,987	($48,250)

Total Interest Rate Swaps						$72,637	($16,628)	$89,265

Total Swap Agreements						($59,880)	($109,319)	$49,439

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

(i)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,183,048	$—	$1,183,048	$—
	Mortgage-Backed Securities	7,426,825	—	7,426,825	—
	Asset-Backed Securities	2,796,779	—	2,796,779	—
	U.S. Treasury Obligations	37,329,419	—	37,329,419	—
	Foreign Government Bonds & Notes	1,716,611	—	1,716,611	—
	Short-Term Investments	655,896	254,442	401,454	—
	Derivatives:
	Credit Contracts
	Swaps	4,264	—	4,264	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	32,001	—	32,001	—
	Interest Rate Contracts
	Futures	62,424	62,424	—	—
	Purchased Options	5,031	—	5,031	—
	Swaps	181,446	—	181,446	—

	Total Interest Rate Contracts	248,901	62,424	186,477	—

	Total Assets - Derivatives	285,166	62,424	222,742	—

	Total Assets	51,393,744	316,866	51,076,878	—

Liabilities	Reverse Repurchase Agreement	(3,006,500)	—	(3,006,500)	—
	Sale-buyback Financing Transactions	(7,500,291)	—	(7,500,291)	—
	Derivatives:
	Credit Contracts
	Written Options	(312)	—	(312)	—
	Swaps	(44,090)	—	(44,090)	—

	Total Credit Contracts	(44,402)	—	(44,402)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(93,866)	—	(93,866)	—
	Interest Rate Contracts
	Futures	(39,711)	(39,711)	—	—
	Written Options	(13,724)	—	(13,724)	—
	Swaps	(92,181)	—	(92,181)	—

	Total Interest Rate Contracts	(145,616)	(39,711)	(105,905)	—

	Total Liabilities - Derivatives	(283,884)	(39,711)	(244,173)	—

	Total Liabilities	(10,790,675)	(39,711)	(10,750,964)	—

	Total	$40,603,069	$277,155	$40,325,914	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments

December 31, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 49.4%

Basic Materials - 1.0%

Anglo American Capital PLC (South Africa) 3.625% due 09/11/24 ~	$250,000	$259,297
ArcelorMittal SA (Luxembourg) 3.600% due 07/16/24	60,000	61,603
4.550% due 03/11/26	10,000	10,617
6.125% due 06/01/25	80,000	91,894
7.000% due 10/15/39	80,000	97,460
Barrick Gold Corp (Canada) 5.250% due 04/01/42	30,000	35,771
Barrick North America Finance LLC (Canada) 5.700% due 05/30/41	90,000	110,924
BHP Billiton Finance USA Ltd (Australia) 6.750% due 10/19/75 ~	270,000	317,436
Freeport-McMoRan Inc 3.550% due 03/01/22	10,000	10,143
5.450% due 03/15/43	170,000	176,392
Glencore Funding LLC (Switzerland) 2.875% due 04/16/20 ~	60,000	60,083
3.875% due 10/27/27 ~	30,000	31,240
4.000% due 03/27/27 ~	260,000	270,181
4.125% due 03/12/24 ~	170,000	178,029
Indonesia Asahan Aluminium Persero PT (Indonesia) 6.530% due 11/15/28 ~	700,000	860,750
Newcrest Finance Pty Ltd (Australia) 4.450% due 11/15/21 ~	500,000	518,080
Nutrien Ltd (Canada) 4.875% due 03/30/20	40,000	40,264
Sasol Financing USA LLC (South Africa) 5.875% due 03/27/24	500,000	541,321
Southern Copper Corp (Peru) 6.750% due 04/16/40	260,000	347,303
Syngenta Finance NV (Switzerland) 3.698% due 04/24/20 ~	600,000	601,924
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	48,000	62,565
Yamana Gold Inc (Brazil) 4.625% due 12/15/27	90,000	94,131

		4,777,408

Communications - 4.3%

Altice Financing SA (Luxembourg) 5.250% due 02/15/23 ~	EUR 300,000	344,966
Altice France SA (France) 7.375% due 05/01/26 ~	$200,000	215,098
Amazon.com Inc 3.875% due 08/22/37	70,000	79,486
4.050% due 08/22/47	80,000	93,980
4.950% due 12/05/44	60,000	78,503
AT&T Inc 3.400% due 05/15/25	200,000	209,643
3.800% due 03/15/22	800,000	830,306
4.350% due 06/15/45	120,000	129,396
CCO Holdings LLC 5.125% due 05/01/27 ~	130,000	137,391
Charter Communications Operating LLC 3.579% due 07/23/20	2,060,000	2,073,292
4.464% due 07/23/22	1,000,000	1,050,998
5.375% due 04/01/38	20,000	22,920
5.750% due 04/01/48	10,000	11,665
6.384% due 10/23/35	20,000	25,226
6.834% due 10/23/55	30,000	39,161

	Principal Amount	Value
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	$400,000	$483,393
Comcast Corp 3.375% due 08/15/25	20,000	21,223
3.700% due 04/15/24	1,000,000	1,066,084
3.950% due 10/15/25	110,000	120,051
3.999% due 11/01/49	51,000	56,735
4.150% due 10/15/28	290,000	326,478
4.250% due 10/15/30	100,000	114,263
5.650% due 06/15/35	20,000	26,294
Deutsche Telekom International Finance BV (Germany) 2.820% due 01/19/22 ~	1,500,000	1,522,353
DISH DBS Corp 5.875% due 11/15/24	150,000	153,594
eBay Inc 2.750% due 01/30/23	500,000	507,209
3.800% due 03/09/22	800,000	826,945
Expedia Group Inc 3.800% due 02/15/28	800,000	815,932
Fox Corp 5.476% due 01/25/39 ~	80,000	97,823
Netflix Inc 5.375% due 02/01/21	20,000	20,670
Sprint Capital Corp 8.750% due 03/15/32	110,000	133,716
Sprint Communications Inc 7.000% due 03/01/20 ~	600,000	603,906
Sprint Corp 7.250% due 09/15/21	450,000	476,694
7.875% due 09/15/23	20,000	22,108
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	87,500	88,388
4.738% due 09/20/29 ~	450,000	477,853
Telefonica Emisiones SAU (Spain) 5.213% due 03/08/47	150,000	177,805
Telstra Corp Ltd (Australia) 4.800% due 10/12/21 ~	800,000	837,956
The Interpublic Group of Cos Inc 4.000% due 03/15/22	800,000	829,617
Time Warner Cable LLC 4.125% due 02/15/21	770,000	782,462
5.875% due 11/15/40	50,000	57,361
6.550% due 05/01/37	110,000	134,863
6.750% due 06/15/39	20,000	25,387
7.300% due 07/01/38	60,000	78,217
Time Warner Entertainment Co LP 8.375% due 07/15/33	20,000	28,026
United Group BV (Netherlands) 4.875% due 07/01/24 ~	EUR 600,000	704,150
UPCB Finance IV Ltd (Netherlands) 5.375% due 01/15/25 ~	$200,000	206,017
Verizon Communications Inc 2.625% due 08/15/26	20,000	20,307
3.376% due 02/15/25	1,346,000	1,425,248
3.850% due 11/01/42	20,000	21,582
4.329% due 09/21/28	5,000	5,672
4.400% due 11/01/34	90,000	104,284
4.500% due 08/10/33	320,000	373,704
5.500% due 03/16/47	30,000	40,669
Vodafone Group PLC (United Kingdom) 3.750% due 01/16/24	1,300,000	1,374,927
4.375% due 05/30/28	120,000	132,991

		20,664,988

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Consumer, Cyclical - 4.8%

BMW Finance NV (Germany) 2.250% due 08/12/22 ~	$900,000	$904,088
Daimler Finance North America LLC (Germany) 2.550% due 08/15/22 ~	1,100,000	1,108,125
2.850% due 01/06/22 ~	900,000	911,046
3.350% due 05/04/21 ~	500,000	507,826
3.400% due 02/22/22 ~	1,100,000	1,127,008
Delta Air Lines Inc 2.900% due 10/28/24	60,000	60,151
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	782,880	850,117
Ford Motor Co 4.750% due 01/15/43	10,000	8,864
Ford Motor Credit Co LLC 2.109% (EUR LIBOR + 0.370%) due 12/01/21 §	EUR 800,000	881,373
3.145% (USD LIBOR + 1.235%) due 02/15/23 §	$300,000	295,169
3.200% due 01/15/21	900,000	905,087
4.424% (USD LIBOR + 2.550%) due 01/07/21 §	1,000,000	1,014,503
5.085% due 01/07/21	600,000	614,385
5.875% due 08/02/21	200,000	209,386
8.125% due 01/15/20	600,000	601,127
General Motors Co 5.150% due 04/01/38	20,000	20,449
5.950% due 04/01/49	20,000	22,147
6.250% due 10/02/43	40,000	44,899
General Motors Financial Co Inc 0.151% (EUR LIBOR + 0.550%) due 03/26/22 § ~	EUR 700,000	781,934
2.450% due 11/06/20	$480,000	481,199
3.200% due 07/13/20	600,000	602,794
4.200% due 03/01/21	400,000	408,691
4.250% due 05/15/23	30,000	31,613
4.350% due 01/17/27	20,000	21,021
5.100% due 01/17/24	800,000	868,583
Harley-Davidson Financial Services Inc 3.550% due 05/21/21 ~	500,000	509,277
Hilton Worldwide Finance LLC 4.875% due 04/01/27	130,000	138,365
Las Vegas Sands Corp 3.200% due 08/08/24	230,000	237,430
Latam Airlines Pass Through Trust ‘A’ (Chile) 4.200% due 08/15/29	780,684	806,138
Marriott International Inc 4.150% due 12/01/23	800,000	858,433
McDonald’s Corp 3.500% due 03/01/27	10,000	10,680
3.700% due 01/30/26	50,000	53,939
3.800% due 04/01/28	30,000	32,794
MGM Resorts International 7.750% due 03/15/22	800,000	893,424
New Red Finance Inc (Canada) 4.250% due 05/15/24 ~	50,000	51,354
Newell Brands Inc 3.850% due 04/01/23	20,000	20,784
4.200% due 04/01/26	10,000	10,426
Nissan Motor Acceptance Corp 2.738% (USD LIBOR + 0.890%) due 01/13/22 § ~	1,000,000	1,005,184
Sands China Ltd (Macau) 5.125% due 08/08/25	310,000	341,079
VOC Escrow Ltd 5.000% due 02/15/28 ~	140,000	146,909

	Principal Amount	Value
Volkswagen Group of America Finance LLC (Germany) 2.841% (USD LIBOR + 0.940%) due 11/12/21 § ~	$800,000	$807,208
4.625% due 11/13/25 ~	800,000	885,499
4.750% due 11/13/28 ~	1,000,000	1,126,686
Volkswagen International Finance NV (Germany) 1.151% (EUR LIBOR + 1.550%) due 11/16/24 § ~	EUR 500,000	576,410
Volkswagen Leasing GmbH (Germany) 0.250% due 02/16/21 ~	100,000	112,606
Walmart Inc 3.700% due 06/26/28	$160,000	176,435
WestJet Airlines Ltd (Canada) 3.500% due 06/16/21 ~	600,000	609,656
ZF North America Capital Inc (Germany) 4.500% due 04/29/22 ~	500,000	515,411

		23,207,712

Consumer, Non-Cyclical - 7.0%

Abbott Laboratories 3.750% due 11/30/26	38,000	41,526
4.750% due 11/30/36	70,000	87,483
4.900% due 11/30/46	40,000	52,555
AbbVie Inc 2.300% due 11/21/22 ~	230,000	231,252
2.600% due 11/21/24 ~	270,000	271,851
2.900% due 11/06/22	900,000	918,602
2.950% due 11/21/26 ~	50,000	50,825
3.200% due 11/21/29 ~	160,000	162,869
3.375% due 11/14/21	700,000	718,190
3.600% due 05/14/25	70,000	73,881
Aetna Inc 2.800% due 06/15/23	40,000	40,648
Allergan Funding SCS 3.450% due 03/15/22	80,000	81,829
3.800% due 03/15/25	90,000	94,553
Allergan Sales LLC 5.000% due 12/15/21 ~	700,000	732,147
Altria Group Inc 2.850% due 08/09/22	20,000	20,383
3.490% due 02/14/22	40,000	41,159
3.800% due 02/14/24	40,000	42,096
4.400% due 02/14/26	290,000	315,050
4.800% due 02/14/29	290,000	323,092
5.800% due 02/14/39	90,000	105,845
5.950% due 02/14/49	50,000	60,539
6.200% due 02/14/59	30,000	35,690
Amgen Inc 2.125% due 05/01/20	20,000	20,008
3.625% due 05/22/24	30,000	31,707
4.663% due 06/15/51	11,000	12,938
5.375% due 05/15/43	30,000	37,747
Anheuser-Busch Cos LLC (Belgium) 3.650% due 02/01/26	110,000	117,266
4.900% due 02/01/46	100,000	118,447
Anheuser-Busch InBev Worldwide Inc (Belgium) 4.150% due 01/23/25	90,000	97,974
4.750% due 01/23/29	330,000	382,321
Anthem Inc 3.125% due 05/15/22	30,000	30,750
3.350% due 12/01/24	40,000	41,742
3.650% due 12/01/27	30,000	31,758
Bacardi Ltd (Bermuda) 4.500% due 01/15/21 ~	600,000	612,718

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22	$800,000	$811,651
3.557% due 08/15/27	100,000	102,068
4.540% due 08/15/47	170,000	170,779
Bayer US Finance II LLC (Germany) 3.875% due 12/15/23 ~	600,000	629,783
Becton Dickinson & Co 3.363% due 06/06/24	110,000	114,586
3.700% due 06/06/27	100,000	106,542
3.734% due 12/15/24	50,000	52,993
4.685% due 12/15/44	32,000	37,397
Bristol-Myers Squibb Co 2.875% due 02/19/21 ~	500,000	505,755
2.900% due 07/26/24 ~	50,000	51,619
3.200% due 06/15/26 ~	120,000	125,937
3.250% due 08/15/22 ~	400,000	413,277
3.400% due 07/26/29 ~	150,000	160,432
3.550% due 08/15/22 ~	90,000	93,525
3.875% due 08/15/25 ~	50,000	54,090
5.000% due 08/15/45 ~	150,000	192,315
Campbell Soup Co 3.300% due 03/15/21	600,000	608,932
3.650% due 03/15/23	800,000	833,453
Centene Corp 6.125% due 02/15/24	120,000	124,650
Cigna Corp 2.550% (USD LIBOR + 0.650%) due 09/17/21 §	1,200,000	1,200,073
2.721% (USD LIBOR + 0.890%) due 07/15/23 §	700,000	704,201
3.750% due 07/15/23	150,000	157,339
4.125% due 11/15/25	40,000	43,419
4.375% due 10/15/28	360,000	399,045
Conagra Brands Inc 3.800% due 10/22/21	800,000	825,552
Constellation Brands Inc 2.250% due 11/06/20	800,000	801,689
4.250% due 05/01/23	30,000	31,887
CVS Health Corp 3.700% due 03/09/23	1,050,000	1,093,716
4.100% due 03/25/25	60,000	64,398
4.300% due 03/25/28	690,000	753,567
5.050% due 03/25/48	110,000	130,170
5.125% due 07/20/45	60,000	71,090
Danone SA (France) 2.589% due 11/02/23 ~	200,000	203,148
DP World PLC (United Arab Emirates) 5.625% due 09/25/48 ~	200,000	231,728
EMD Finance LLC (Germany) 2.400% due 03/19/20 ~	500,000	500,173
Gilead Sciences Inc 3.650% due 03/01/26	30,000	32,285
4.750% due 03/01/46	30,000	36,025
HCA Inc 4.500% due 02/15/27	40,000	43,157
7.500% due 02/15/22	80,000	88,542
Humana Inc 3.150% due 12/01/22	50,000	51,317
3.950% due 03/15/27	50,000	53,795
4.625% due 12/01/42	50,000	56,241
4.800% due 03/15/47	20,000	23,407
4.950% due 10/01/44	20,000	23,596
IHS Markit Ltd 5.000% due 11/01/22 ~	900,000	960,060
Imperial Brands Finance PLC (United Kingdom) 3.875% due 07/26/29 ~	1,000,000	1,009,343

	Principal Amount	Value
Japan Tobacco Inc (Japan) 2.000% due 04/13/21 ~	$300,000	$299,400
Johnson & Johnson 3.625% due 03/03/37	100,000	110,350
Keurig Dr Pepper Inc 4.057% due 05/25/23	1,000,000	1,054,643
Kraft Heinz Foods Co 2.471% (USD LIBOR + 0.570%) due 02/10/21 §	900,000	901,485
3.950% due 07/15/25	120,000	127,036
Mars Inc 2.700% due 04/01/25 ~	40,000	40,920
3.200% due 04/01/30 ~	40,000	42,341
Medtronic Inc 3.500% due 03/15/25	52,000	55,723
Mondelez International Holdings Netherlands BV 2.000% due 10/28/21 ~	900,000	900,084
Mylan NV 2.250% due 11/22/24 ~	EUR 900,000	1,076,749
PayPal Holdings Inc 2.850% due 10/01/29	$900,000	906,390
Pernod Ricard SA (France) 4.250% due 07/15/22 ~	800,000	841,709
5.750% due 04/07/21 ~	750,000	785,100
Philip Morris International Inc 2.500% due 08/22/22	90,000	91,142
2.500% due 11/02/22	80,000	81,167
4.500% due 03/20/42	30,000	34,034
Prime Security Services Borrower LLC 5.750% due 04/15/26 ~	50,000	54,438
Reckitt Benckiser Treasury Services PLC (United Kingdom) 2.375% due 06/24/22 ~	600,000	604,369
Reynolds American Inc (United Kingdom) 3.250% due 06/12/20	81,000	81,375
5.850% due 08/15/45	50,000	57,322
6.150% due 09/15/43	30,000	35,213
6.875% due 05/01/20	400,000	406,418
Takeda Pharmaceutical Co Ltd (Japan) 4.000% due 11/26/21	1,000,000	1,034,307
4.400% due 11/26/23	1,000,000	1,073,759
Teva Pharmaceutical Finance Co BV (Israel) 2.950% due 12/18/22	40,000	38,271
Teva Pharmaceutical Finance IV BV (Israel) 3.650% due 11/10/21	100,000	98,057
Teva Pharmaceutical Finance Netherlands II BV (Israel) 1.250% due 03/31/23 ~	EUR 900,000	943,082
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	$620,000	601,567
2.800% due 07/21/23	110,000	102,254
United Rentals North America Inc 5.500% due 07/15/25	50,000	52,057
5.875% due 09/15/26	90,000	96,775
UnitedHealth Group Inc 3.700% due 08/15/49	20,000	21,483
3.750% due 07/15/25	80,000	86,396
3.875% due 12/15/28	120,000	132,794
3.875% due 08/15/59	50,000	53,959
Wm Wrigley Jr Co 3.375% due 10/21/20 ~	70,000	70,688

		33,809,045

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Energy - 1.9%

Apache Corp 3.250% due 04/15/22	$24,000	$24,453
4.250% due 01/15/44	170,000	156,662
4.375% due 10/15/28	20,000	20,897
4.750% due 04/15/43	30,000	28,968
5.100% due 09/01/40	80,000	81,406
Baker Hughes LLC 2.773% due 12/15/22	900,000	918,057
BG Energy Capital PLC (United Kingdom) 4.000% due 10/15/21 ~	800,000	826,358
Blue Racer Midstream LLC 6.125% due 11/15/22 ~	30,000	29,453
BP Capital Markets PLC (United Kingdom) 3.506% due 03/17/25	130,000	138,377
3.535% due 11/04/24	40,000	42,574
Cameron LNG LLC 2.902% due 07/15/31 ~	20,000	20,042
3.302% due 01/15/35 ~	50,000	50,477
Cimarex Energy Co 3.900% due 05/15/27	170,000	175,855
Concho Resources Inc 3.750% due 10/01/27	10,000	10,514
4.300% due 08/15/28	180,000	196,179
4.375% due 01/15/25	50,000	51,646
ConocoPhillips 6.500% due 02/01/39	10,000	14,560
Continental Resources Inc 3.800% due 06/01/24	50,000	51,723
4.375% due 01/15/28	80,000	85,111
4.500% due 04/15/23	50,000	52,248
DCP Midstream Operating LP 6.450% due 11/03/36 ~	20,000	21,069
Devon Energy Corp 5.000% due 06/15/45	220,000	254,992
Energy Transfer Operating LP 4.950% due 06/15/28	40,000	43,815
6.250% due 04/15/49	10,000	12,052
Enterprise Products Operating LLC 4.150% due 10/16/28	180,000	198,815
4.200% due 01/31/50	30,000	32,229
4.800% due 02/01/49	10,000	11,728
4.850% due 03/15/44	10,000	11,616
7.550% due 04/15/38	20,000	28,981
EOG Resources Inc 4.150% due 01/15/26	70,000	76,931
Exxon Mobil Corp 3.043% due 03/01/26	140,000	146,851
4.114% due 03/01/46	50,000	58,654
KazMunayGas National Co JSC (Kazakhstan) 5.375% due 04/24/30 ~	200,000	232,370
Kinder Morgan Energy Partners LP 3.500% due 03/01/21	80,000	81,111
5.500% due 03/01/44	10,000	11,693
Kinder Morgan Inc 4.300% due 06/01/25	50,000	54,241
4.300% due 03/01/28	30,000	32,718
5.050% due 02/15/46	30,000	33,766
5.550% due 06/01/45	30,000	35,914
MPLX LP 2.785% (USD LIBOR + 0.900%) due 09/09/21 §	1,000,000	1,003,163
4.500% due 04/15/38	100,000	101,691
4.700% due 04/15/48	60,000	61,061
4.800% due 02/15/29	40,000	43,882

	Principal Amount	Value
Noble Energy Inc 3.850% due 01/15/28	$40,000	$42,253
5.250% due 11/15/43	80,000	90,037
Oasis Petroleum Inc 6.875% due 01/15/23	10,000	9,800
Occidental Petroleum Corp 2.700% due 08/15/22	70,000	70,738
2.900% due 08/15/24	100,000	101,652
3.000% due 02/15/27	30,000	30,070
3.200% due 08/15/26	60,000	60,761
3.500% due 08/15/29	30,000	30,607
4.100% due 02/15/47	120,000	116,492
4.200% due 03/15/48	10,000	9,919
4.400% due 04/15/46	20,000	20,227
4.625% due 06/15/45	50,000	51,664
4.850% due 03/15/21	24,000	24,724
5.550% due 03/15/26	190,000	215,764
6.450% due 09/15/36	310,000	380,663
Petrobras Global Finance BV (Brazil) 5.299% due 01/27/25	755,000	824,909
6.900% due 03/19/49	30,000	35,243
Petroleos Mexicanos (Mexico) 6.875% due 08/04/26	220,000	242,197
Range Resources Corp 4.875% due 05/15/25	10,000	8,575
5.000% due 03/15/23	150,000	138,346
Shell International Finance BV (Netherlands) 2.875% due 05/10/26	50,000	51,802
4.375% due 05/11/45	130,000	155,473
4.550% due 08/12/43	50,000	60,993
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	290,000	313,383
Targa Resources Partners LP 4.250% due 11/15/23	60,000	60,725
5.375% due 02/01/27	20,000	20,787
5.500% due 03/01/30 ~	20,000	20,575
5.875% due 04/15/26	20,000	21,287
6.500% due 07/15/27 ~	10,000	10,969
6.875% due 01/15/29 ~	10,000	11,119
The Williams Cos Inc 3.750% due 06/15/27	80,000	83,419
7.500% due 01/15/31	190,000	247,768
Transcontinental Gas Pipe Line Co LLC 7.850% due 02/01/26	30,000	38,119
Western Midstream Operating LP 4.650% due 07/01/26	100,000	102,383
WPX Energy Inc 5.250% due 10/15/27	10,000	10,569

		9,278,915

Financial - 23.5%

AerCap Ireland Capital DAC (Ireland) 3.950% due 02/01/22	800,000	826,541
4.450% due 10/01/25	500,000	537,520
4.625% due 07/01/22	800,000	845,242
AIB Group PLC (Ireland) 4.750% due 10/12/23 ~	500,000	537,047
Aircastle Ltd 5.125% due 03/15/21	500,000	516,570
Ambac LSNI LLC (Cayman) 6.945% (USD LIBOR + 5.000%) due 02/12/23 § ~	327,256	332,163
American Express Co 3.400% due 02/27/23	700,000	726,832

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
American Express Credit Corp 2.375% due 05/26/20	$80,000	$80,101
American Homes 4 Rent LP REIT 4.250% due 02/15/28	100,000	106,494
American International Group Inc 3.750% due 07/10/25	630,000	674,147
American Tower Corp REIT 3.375% due 05/15/24	1,000,000	1,038,380
5.900% due 11/01/21	500,000	534,082
Atrium European Real Estate Ltd (Poland) 3.000% due 09/11/25 ~	EUR 800,000	959,153
AvalonBay Communities Inc REIT 3.450% due 06/01/25	$300,000	317,040
Banco Bilbao Vizcaya Argentaria SA (Spain) 8.875% due 04/14/21 ~	EUR 800,000	985,597
Banco Santander SA (Spain) 3.848% due 04/12/23	$200,000	208,635
4.379% due 04/12/28	200,000	218,880
Bank of America Corp 2.682% (USD LIBOR + 0.790%) due 03/05/24 §	700,000	703,642
2.936% (USD LIBOR + 1.000%) due 04/24/23 §	500,000	505,742
3.004% due 12/20/23	955,000	978,485
3.419% due 12/20/28	203,000	213,055
3.500% due 04/19/26	110,000	116,965
3.550% due 03/05/24	90,000	93,449
3.593% due 07/21/28	100,000	105,968
3.974% due 02/07/30	540,000	593,667
4.100% due 07/24/23	500,000	533,606
4.200% due 08/26/24	70,000	75,183
4.250% due 10/22/26	420,000	458,081
4.330% due 03/15/50	20,000	23,978
4.450% due 03/03/26	90,000	98,843
Bank of Montreal (Canada) 3.803% due 12/15/32	60,000	62,631
Banque Federative du Credit Mutuel SA (France) 3.750% due 07/20/23 ~	600,000	629,222
Barclays Bank PLC (United Kingdom) 2.281% (USD LIBOR + 0.450%) due 10/15/20 §	900,000	900,103
7.625% due 11/21/22	800,000	899,572
Barclays PLC (United Kingdom) 3.340% (USD LIBOR + 1.430%) due 02/15/23 §	1,000,000	1,008,499
3.684% due 01/10/23	500,000	512,755
4.610% due 02/15/23	700,000	731,179
4.972% due 05/16/29	900,000	1,014,369
8.000% due 12/15/20	EUR 600,000	719,293
Berkshire Hathaway Finance Corp 4.250% due 01/15/49	$120,000	142,120
BNP Paribas SA (France) 4.375% due 03/01/33 ~	250,000	269,979
4.705% due 01/10/25 ~	230,000	249,083
5.198% due 01/10/30 ~	200,000	235,075
Boston Properties LP REIT 4.500% due 12/01/28	500,000	566,715
BPCE SA (France) 4.000% due 09/12/23 ~	850,000	897,196
Brandywine Operating Partnership LP REIT 3.950% due 11/15/27	800,000	836,148
Capital One Financial Corp 4.250% due 04/30/25	500,000	544,274
Carlyle Finance LLC 5.650% due 09/15/48 ~	150,000	178,280
CBL & Associates LP REIT 5.950% due 12/15/26	1,200,000	722,787

	Principal Amount	Value
Citibank NA 2.844% due 05/20/22	$1,000,000	$1,012,227
2.850% due 02/12/21	800,000	807,914
3.650% due 01/23/24	1,600,000	1,693,879
Citigroup Inc 2.750% due 04/25/22	800,000	812,460
4.075% due 04/23/29	150,000	164,356
4.400% due 06/10/25	170,000	184,763
5.300% due 05/06/44	102,000	130,193
5.500% due 09/13/25	220,000	251,495
5.950% due 01/30/23	300,000	317,855
5.950% due 05/15/25	210,000	229,342
6.675% due 09/13/43	70,000	102,406
8.125% due 07/15/39	70,000	117,142
Cooperatieve Rabobank UA (Netherlands) 3.125% due 04/26/21	400,000	406,310
4.625% due 12/01/23	290,000	314,686
5.500% due 06/29/20 ~	EUR 700,000	804,823
6.625% due 06/29/21 ~	400,000	488,054
CPI Property Group SA (Czech Republic) 4.750% due 03/08/23 ~	$800,000	842,727
Credit Suisse AG (Switzerland) 6.500% due 08/08/23 ~	1,200,000	1,340,909
Credit Suisse Group AG (Switzerland) 3.127% (USD LIBOR + 1.240%) due 06/12/24 § ~	750,000	759,363
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.750% due 03/26/25	800,000	846,552
3.800% due 09/15/22	800,000	832,753
3.800% due 06/09/23	800,000	837,535
4.875% due 05/15/45	270,000	340,371
Danske Bank AS (Denmark) 5.000% due 01/12/22 ~	200,000	209,987
5.375% due 01/12/24 ~	200,000	219,608
Deutsche Bank AG (Germany) 2.818% (USD LIBOR + 0.970%) due 07/13/20 §	500,000	500,470
3.150% due 01/22/21	600,000	602,767
3.950% due 02/27/23	500,000	512,790
3.961% due 11/26/25	1,000,000	1,021,991
4.250% due 10/14/21	900,000	925,628
5.000% due 02/14/22	900,000	940,036
Digital Realty Trust LP REIT 4.450% due 07/15/28	800,000	885,569
EPR Properties REIT 5.250% due 07/15/23	400,000	428,978
ERP Operating LP REIT 3.375% due 06/01/25	200,000	210,162
GE Capital International Funding Co 2.342% due 11/15/20	1,183,000	1,184,140
GE Capital UK Funding Unlimited Co 5.875% due 11/04/20	GBP 800,000	1,099,974
GLP Capital LP REIT 5.375% due 04/15/26	$900,000	996,525
Goodman US Finance Three LLC REIT (Australia) 3.700% due 03/15/28 ~	200,000	205,300
Host Hotels & Resorts LP REIT 4.000% due 06/15/25	200,000	214,143
HSBC Holdings PLC (United Kingdom) 2.504% (USD LIBOR + 0.600%) due 05/18/21 §	500,000	500,544
3.400% due 03/08/21	1,500,000	1,523,824
3.900% due 05/25/26	200,000	213,298
3.973% due 05/22/30	200,000	215,540
4.583% due 06/19/29	560,000	625,890

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Hudson Pacific Properties LP REIT 4.650% due 04/01/29	$800,000	$880,269
ING Groep NV (Netherlands) 3.150% due 03/29/22	800,000	818,078
4.625% due 01/06/26 ~	700,000	778,498
International Lease Finance Corp 5.875% due 08/15/22	150,000	163,396
Intesa Sanpaolo SPA (Italy) 3.375% due 01/12/23 ~	220,000	223,717
5.017% due 06/26/24 ~	370,000	388,734
Jackson National Life Global Funding 2.375% due 09/15/22 ~	900,000	908,197
3.300% due 06/11/21 ~	400,000	408,073
JPMorgan Chase & Co 2.550% due 10/29/20	1,000,000	1,004,625
2.700% due 05/18/23	1,400,000	1,428,665
3.125% due 01/23/25	500,000	521,965
3.509% due 01/23/29	150,000	159,357
3.514% due 06/18/22	500,000	510,808
3.797% due 07/23/24	500,000	526,989
4.203% due 07/23/29	170,000	189,662
4.452% due 12/05/29	220,000	250,234
4.950% due 06/01/45	250,000	318,091
JPMorgan Chase Bank NA 2.276% (USD LIBOR + 0.340%) due 04/26/21 §	500,000	500,293
3.086% due 04/26/21	300,000	301,033
KEB Hana Bank (South Korea) 3.375% due 01/30/22 ~	900,000	920,956
Kilroy Realty LP REIT 4.750% due 12/15/28	1,000,000	1,134,265
Kimco Realty Corp REIT 2.700% due 03/01/24	900,000	910,696
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	30,000	36,661
Lifestorage LP REIT 3.500% due 07/01/26	800,000	822,030
Lloyds Bank PLC (United Kingdom) 3.300% due 05/07/21	500,000	508,151
Lloyds Banking Group PLC (United Kingdom) 2.291% (AUD Bank Bill + 1.400%) due 03/07/25 §	AUD 800,000	558,109
2.858% due 03/17/23	$1,100,000	1,113,736
4.000% due 03/07/25	AUD 900,000	670,879
4.450% due 05/08/25	$500,000	546,112
4.500% due 11/04/24	260,000	278,006
7.625% due 06/27/23 ~	GBP 600,000	893,446
Metropolitan Life Global Funding 3.450% due 12/18/26 ~	$700,000	751,204
Mid-America Apartments LP REIT 4.200% due 06/15/28	700,000	772,414
Mitsubishi UFJ Financial Group Inc (Japan) 3.407% due 03/07/24	700,000	729,967
3.455% due 03/02/23	600,000	622,379
Mizuho Financial Group Inc (Japan) 3.922% due 09/11/24	600,000	630,669
Morgan Stanley 3.125% due 07/27/26	200,000	206,455
3.737% due 04/24/24	700,000	731,584
3.772% due 01/24/29	10,000	10,759
4.431% due 01/23/30	10,000	11,304
MPT Operating Partnership LP REIT 2.550% due 12/05/23	GBP 700,000	944,847
Nasdaq Inc 3.850% due 06/30/26	$800,000	856,972
National Australia Bank Ltd (Australia) 3.625% due 06/20/23	500,000	525,456

	Principal Amount	Value
National Retail Properties Inc REIT 3.500% due 10/15/27	$200,000	$208,965
Navient Corp 8.000% due 03/25/20	198,000	200,383
Oversea-Chinese Banking Corp Ltd (Singapore) 2.354% (USD LIBOR + 0.450%) due 05/17/21 § ~	400,000	400,767
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	850,000	907,980
Regions Bank 3.374% due 08/13/21	500,000	503,875
Reliance Standard Life Global Funding II 2.500% due 01/15/20 ~	30,000	30,002
2.625% due 07/22/22 ~	900,000	912,488
Royal Bank of Scotland Group PLC (United Kingdom) 3.875% due 09/12/23	800,000	838,347
5.125% due 05/28/24	570,000	617,503
6.125% due 12/15/22	70,000	76,623
7.500% due 08/10/20	800,000	818,924
8.625% due 08/15/21	600,000	644,565
Santander Holdings USA Inc 3.244% due 10/05/26 ~	1,000,000	1,011,406
4.500% due 07/17/25	130,000	140,306
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	1,100,000	1,106,199
Santander UK PLC (United Kingdom) 2.375% due 03/16/20	40,000	40,024
3.750% due 11/15/21	1,000,000	1,034,331
Simon Property Group LP REIT 2.500% due 09/01/20	400,000	401,005
Skandinaviska Enskilda Banken AB (Sweden) 2.334% (USD LIBOR + 0.430%) due 05/17/21 § ~	500,000	501,310
3.250% due 05/17/21 ~	500,000	508,468
Societe Generale SA (France) 4.250% due 09/14/23 ~	500,000	531,039
Spirit Realty LP REIT 3.400% due 01/15/30	800,000	804,022
Standard Chartered PLC (United Kingdom) 2.744% due 09/10/22 ~	900,000	906,290
Sumitomo Mitsui Financial Group Inc (Japan) 2.058% due 07/14/21	120,000	120,175
Synchrony Bank 3.650% due 05/24/21	500,000	510,546
Teachers Insurance & Annuity Association of America 4.900% due 09/15/44 ~	40,000	49,122
6.850% due 12/16/39 ~	18,000	26,213
The Depository Trust & Clearing Corp 4.875% due 06/15/20 ~	250,000	252,554
The Goldman Sachs Group Inc 2.660% (USD LIBOR + 0.750%) due 02/23/23 §	500,000	503,111
2.707% (USD LIBOR + 0.780%) due 10/31/22 §	500,000	503,558
3.080% (USD LIBOR + 1.170%) due 05/15/26 §	1,000,000	1,011,095
3.094% (USD LIBOR + 1.200%) due 09/15/20 §	500,000	503,258
3.200% due 02/23/23	60,000	61,698
3.500% due 01/23/25	700,000	734,357
3.750% due 05/22/25	600,000	636,774
3.850% due 07/08/24	160,000	169,189
4.223% due 05/01/29	470,000	517,962
4.250% due 10/21/25	470,000	510,346

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
5.150% due 05/22/45	$340,000	$417,387
6.250% due 02/01/41	70,000	97,911
The Toronto-Dominion Bank (Canada) 2.500% due 01/18/23 ~	1,200,000	1,215,291
3.350% due 10/22/21 ~	500,000	513,261
UBS AG (Switzerland) 2.465% (USD LIBOR + 0.580%) due 06/08/20 § ~	1,200,000	1,202,108
UBS Group AG (Switzerland) 2.859% due 08/15/23 ~	200,000	203,212
3.000% due 04/15/21 ~	1,000,000	1,013,374
3.491% due 05/23/23 ~	260,000	267,569
4.125% due 09/24/25 ~	1,000,000	1,087,697
4.125% due 04/15/26 ~	200,000	217,473
4.253% due 03/23/28 ~	270,000	295,166
7.000% due 01/31/24 ~	250,000	273,438
UniCredit SPA (Italy) 6.572% due 01/14/22 ~	350,000	375,876
7.830% due 12/04/23 ~	1,800,000	2,100,316
VEREIT Operating Partnership LP REIT 3.950% due 08/15/27	200,000	210,253
Vesteda Finance BV (Netherlands) 2.500% due 10/27/22 ~	EUR 600,000	712,624
Visa Inc 3.150% due 12/14/25	$80,000	84,551
4.300% due 12/14/45	100,000	123,150
Washington Prime Group LP REIT 6.450% due 08/15/24	950,000	878,356
Wells Fargo & Co 2.879% due 10/30/30	150,000	151,006
3.000% due 10/23/26	200,000	204,958
3.157% (USD LIBOR + 1.230%) due 10/31/23 §	2,000,000	2,036,543
3.450% due 02/13/23	40,000	41,441
3.584% due 05/22/28	100,000	106,276
3.750% due 01/24/24	950,000	1,003,993
4.150% due 01/24/29	130,000	144,747
4.400% due 06/14/46	30,000	34,393
4.750% due 12/07/46	110,000	131,895
4.900% due 11/17/45	190,000	232,065
5.375% due 11/02/43	80,000	102,598
5.606% due 01/15/44	150,000	197,380
Wells Fargo Bank NA 2.082% due 09/09/22	900,000	901,563
3.625% due 10/22/21	300,000	308,821
Westpac Banking Corp (Australia) 2.300% due 05/26/20	40,000	40,056

		113,588,916

Industrial - 2.8%

3M Co 2.375% due 08/26/29	60,000	59,188
Aviation Capital Group LLC 2.875% due 01/20/22 ~	500,000	503,557
4.125% due 08/01/25 ~	600,000	627,259
CNH Industrial Capital LLC 4.875% due 04/01/21	400,000	414,160
Eaton Corp 2.750% due 11/02/22	130,000	132,623
4.150% due 11/02/42	20,000	22,359
GATX Corp 2.611% (USD LIBOR + 0.720%) due 11/05/21 §	1,000,000	1,004,550
4.750% due 06/15/22	400,000	422,728
4.850% due 06/01/21	290,000	301,064

	Principal Amount	Value
General Electric Co 3.150% due 09/07/22	$77,000	$78,706
5.300% due 02/11/21	200,000	206,297
5.500% due 01/08/20	20,000	20,007
5.875% due 01/14/38	40,000	48,465
6.750% due 03/15/32	30,000	38,510
6.875% due 01/10/39	298,000	397,057
John Deere Capital Corp 2.435% (USD LIBOR + 0.550%) due 06/07/23 §	500,000	501,967
L3Harris Technologies Inc 5.054% due 04/27/45	60,000	73,916
Lockheed Martin Corp 3.100% due 01/15/23	20,000	20,633
3.550% due 01/15/26	70,000	75,085
4.500% due 05/15/36	30,000	35,554
Northrop Grumman Corp 2.930% due 01/15/25	40,000	41,235
3.250% due 01/15/28	160,000	166,918
NTT Finance Corp (Japan) 1.900% due 07/21/21 ~	800,000	798,020
Penske Truck Leasing Co LP 4.125% due 08/01/23 ~	600,000	633,323
4.250% due 01/17/23 ~	800,000	843,321
Raytheon Co 3.125% due 10/15/20	70,000	70,679
Republic Services Inc 2.500% due 08/15/24	50,000	50,582
Rockwell Collins Inc 2.800% due 03/15/22	500,000	508,749
3.100% due 11/15/21	800,000	813,746
3.200% due 03/15/24	1,000,000	1,040,623
SMBC Aviation Capital Finance DAC (Ireland) 3.000% due 07/15/22 ~	1,100,000	1,119,459
The Boeing Co 2.700% due 02/01/27	30,000	30,412
2.800% due 03/01/27	30,000	30,477
3.100% due 05/01/26	10,000	10,319
3.200% due 03/01/29	90,000	93,813
3.250% due 02/01/35	130,000	133,004
3.750% due 02/01/50	40,000	42,511
TTX Co 2.600% due 06/15/20 ~	550,000	551,091
Union Pacific Corp 3.839% due 03/20/60 ~	130,000	132,069
United Technologies Corp 3.950% due 08/16/25	60,000	65,448
4.125% due 11/16/28	30,000	33,794
4.500% due 06/01/42	60,000	71,862
Waste Management Inc 3.200% due 06/15/26	30,000	31,421
3.450% due 06/15/29	20,000	21,407
3.500% due 05/15/24	20,000	21,037
4.150% due 07/15/49	50,000	57,122
WRKCo Inc 4.650% due 03/15/26	1,000,000	1,103,386

		13,499,513

Technology - 1.7%

Activision Blizzard Inc 2.600% due 06/15/22	900,000	910,731
Apple Inc 2.450% due 08/04/26	180,000	182,524
Broadcom Corp 2.650% due 01/15/23	700,000	704,039
3.000% due 01/15/22	700,000	710,300

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Broadcom Inc 3.125% due 10/15/22 ~	$900,000	$916,730
Dell International LLC 4.420% due 06/15/21 ~	1,000,000	1,029,128
5.450% due 06/15/23 ~	500,000	542,332
Hewlett Packard Enterprise Co 2.620% (USD LIBOR + 0.720%) due 10/05/21 §	600,000	600,083
Intel Corp 3.700% due 07/29/25	50,000	54,071
Microsoft Corp 2.400% due 08/08/26	340,000	344,400
3.300% due 02/06/27	200,000	213,776
3.450% due 08/08/36	20,000	21,898
3.950% due 08/08/56	30,000	35,472
NXP BV (Netherlands) 4.625% due 06/01/23 ~	700,000	748,457
4.875% due 03/01/24 ~	800,000	872,674
salesforce.com Inc 3.700% due 04/11/28	30,000	32,898
VMware Inc 2.950% due 08/21/22	500,000	509,677

		8,429,190

Utilities - 2.4%

American Electric Power Co Inc 2.150% due 11/13/20	500,000	501,021
Duke Energy Carolinas LLC 5.300% due 02/15/40	60,000	77,640
Duke Energy Corp 2.409% (USD LIBOR + 0.500%) due 05/14/21 § ~	500,000	501,957
3.150% due 08/15/27	200,000	206,052
3.550% due 09/15/21	800,000	817,274
Duke Energy Ohio Inc 3.650% due 02/01/29	20,000	21,725
Emera US Finance LP (Canada) 2.700% due 06/15/21	800,000	807,436
Entergy Corp 5.125% due 09/15/20	400,000	405,493
FirstEnergy Corp 3.900% due 07/15/27	90,000	96,241
7.375% due 11/15/31	590,000	832,436
IPALCO Enterprises Inc 3.450% due 07/15/20	800,000	803,627
LG&E & KU Energy LLC 4.375% due 10/01/21	500,000	516,309
National Fuel Gas Co 4.900% due 12/01/21	2,000,000	2,082,018
NextEra Energy Capital Holdings Inc 2.403% due 09/01/21	900,000	906,620
2.630% (USD LIBOR + 0.720%) due 02/25/22 §	900,000	907,810
3.200% due 02/25/22	900,000	923,024
Niagara Mohawk Power Corp 4.278% due 12/15/28 ~	1,100,000	1,226,530
Virginia Electric & Power Co 6.350% due 11/30/37	160,000	221,879

		11,855,092

Total Corporate Bonds & Notes (Cost $230,429,664)		239,110,779

	Principal Amount	Value
SENIOR LOAN NOTES - 1.5%

Communications - 0.3%

Altice France SA Term B-12 (France) 5.427% (USD LIBOR + 3.688%) due 01/31/26 §	$254,102	$251,914
Charter Communications Operating LLC Term B-1 due 04/30/25 ¥	19,949	20,108
Term B-2 3.550% (USD LIBOR + 1.750%) due 02/01/27 §	159,332	160,539
CSC Holdings LLC Term B-5 4.240% (USD LIBOR + 2.500%) due 04/15/27 §	30,000	30,200
Diamond Sports Group LLC Term B 5.030% (USD LIBOR + 3.250%) due 08/24/26 §	29,925	29,925
iHeartCommunications Inc 5.691% (USD LIBOR + 4.000%) due 05/01/26 § ¥	59,825	60,477
Intelsat Jackson Holdings SA Term B-3 (Luxembourg) 5.682% (USD LIBOR + 3.750%) due 11/27/23 §	50,000	50,162
Level 3 Financing Inc Term B 3.549% (USD LIBOR + 1.750%) due 03/01/27 §	53,972	54,299
Nexstar Broadcasting Inc Term B 4.452% (USD LIBOR + 2.750%) due 09/19/26 § ¥	189,900	191,166
Sprint Communications Inc Term B 4.313% (USD LIBOR + 2.500%) due 02/03/24 §	59,846	59,453
Univision Communications Inc Term C-5 4.549% (USD LIBOR + 2.750%) due 03/15/24 §	141,716	140,172
Virgin Media Bristol LLC Term N 4.240% (USD LIBOR + 2.500%) due 01/31/28 § ¥	110,000	110,825
Ziggo BV Term E (Netherlands) 4.240% (USD LIBOR + 2.500%) due 04/15/25 §	109,750	110,002

		1,269,242

Consumer, Cyclical - 0.4%

Alterra Mountain Co Term B 4.549% (USD LIBOR + 2.750%) due 07/31/24 §	79,192	79,774
AMC Entertainment Holdings Inc Term B-1 4.800% (USD LIBOR + 3.000%) due 04/22/26 §	19,950	20,119
American Airlines Inc Term B 3.740% (USD LIBOR + 2.000%) due 12/14/23 § ¥	39,592	39,772
Aramark Services Inc due 12/10/26 ¥	20,000	20,131
Boyd Gaming Corp Term B 3.853% (USD LIBOR + 2.250%) due 09/15/23 §	94,652	95,431
Caesars Resort Collection LLC Term B 4.549% (USD LIBOR + 2.250%) due 12/22/24 §	120,010	120,343

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
CEOC LLC Term B 3.799% (USD LIBOR + 2.000%) due 10/06/24 § ¥	$44,710	$45,060
CityCenter Holdings LLC Term B 4.049% (USD LIBOR + 2.250%) due 04/18/24 §	32,838	33,020
Four Seasons Hotels Ltd Term B (Canada) due 11/30/23 ¥	59,718	60,373
Golden Nugget LLC Term B due 10/04/23 ¥	73,524	73,883
Hilton Worldwide Finance LLC Term B-2 3.542% (USD LIBOR + 1.750%) due 06/21/26 § ¥	150,000	151,312
Michaels Stores Inc Term B 4.301% (USD LIBOR + 2.500%) due 01/28/23 §	106,503	103,308
Panther BF Aggregator 2 LP Term B 5.305% (USD LIBOR + 3.500%) due 04/30/26 §	89,775	90,317
Party City Holdings Inc 4.300% (USD LIBOR + 2.500%) due 08/19/22 §	39,337	36,691
PCI Gaming Authority Term B 4.299% (USD LIBOR + 3.000%) due 05/31/26 §	36,208	36,520
Restaurant Brands International Inc Term B (Canada) 3.549% (USD LIBOR + 1.750%) due 11/19/26 §	200,000	200,499
Scientific Games International Inc Term B-5 4.471% (USD LIBOR + 2.750%) due 08/14/24 §	204,646	205,487
Stars Group Holdings BV Term B (Canada) 5.446% (USD LIBOR + 3.500%) due 07/10/25 §	8,907	8,997
TKC Holdings Inc 5.550% (USD LIBOR + 3.750%) due 02/01/23 §	69,458	64,827
UFC Holdings LLC Term B 5.050% (USD LIBOR + 3.250%) due 04/29/26 § ¥	119,179	120,133
Wynn Resorts Finance LLC Term A due 09/20/24 ¥	190,000	190,594

		1,796,591

Consumer, Non-Cyclical - 0.5%

Air Medical Group Holdings Inc Term B 5.035% (USD LIBOR + 3.250%) due 04/28/22 §	304,695	298,887
Albertson’s LLC
Term B-7 due 11/17/25 ¥	49,752	50,269
Term B-8 4.549% (USD LIBOR + 2.750%) due 08/17/26 §	48,324	48,835
Allied Universal Holdco LLC 6.049% (USD LIBOR + 4.250%) due 07/12/26 § ¥	126,518	127,483
6.055% (USD LIBOR + 4.250%) due 07/12/26 § ¥	12,527	12,622
Atlantic Aviation FBO Inc Term B 5.550% (USD LIBOR + 3.750%) due 12/06/25 §	19,800	20,060
Bausch Health Americas Inc Term B 4.740% (USD LIBOR + 3.000%) due 06/01/25 §	45,817	46,154

	Principal Amount	Value
Change Healthcare Holdings LLC Term B 4.299% (USD LIBOR + 2.500%) due 03/01/24 §	$173,257	$174,106
Garda World Security Corp Term B (Canada) 6.660% (USD LIBOR + 4.750%) due 10/30/26 §	50,000	50,354
Grifols Worldwide Operations USA Inc Term B (Spain) due 11/15/27 ¥	140,000	141,321
Jaguar Holding Co II 4.299% (USD LIBOR + 2.500%) due 08/18/22 § ¥	89,687	90,273
MPH Acquisition Holdings LLC Term B 4.695% (USD LIBOR + 2.750%) due 06/07/23 §	186,441	184,421
Option Care Health Inc 6.299% (USD LIBOR + 4.500%) due 08/06/26 §	80,000	79,775
Phoenix Guarantor Inc Term B 6.210% (USD LIBOR + 4.500%) due 03/05/26 §	101,309	102,005
Prime Security Services Borrower LLC Term B 4.944% (USD LIBOR + 3.250%) due 09/23/26 §	159,227	159,846
RegionalCare Hospital Partners Holdings Inc Term B 6.304% (USD LIBOR + 4.500%) due 11/16/25 §	188,999	190,751
Sotera Health Holdings LLC 6.289% (USD LIBOR + 4.500%) due 12/13/26 §	200,000	200,917
Trans Union LLC Term B-5 due 11/13/26 ¥	48,558	48,827
VVC Holding Corp Term B 6.401% (USD LIBOR + 4.500%) due 02/11/26 §	178,750	179,940

		2,206,846

Diversified - 0.0%

First Eagle Holdings Inc Term B 4.695% (USD LIBOR + 2.750%) due 12/01/24 §	39,625	39,872

Energy - 0.0%

Blackstone CQP Holdco LP Term B 5.408% (USD LIBOR + 3.500%) due 09/30/24 §	29,850	30,060

Financial - 0.1%

Asurion LLC Term B-4 4.799% (USD LIBOR + 3.000%) due 08/04/22 §	126,228	127,143
Term B-7 4.799% (USD LIBOR + 3.000%) due 11/03/24 §	59,372	59,767
Avolon (US) LLC Term B-3 (Ireland) 3.515% (USD LIBOR + 1.750%) due 01/15/25 §	93,709	94,411
Focus Financial Partners LLC Term B 4.299% (USD LIBOR + 2.500%) due 07/03/24 §	69,722	70,289
Jane Street Group LLC Term B 4.799% (USD LIBOR + 3.000%) due 08/25/22 §	49,548	49,548

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
LPL Holdings Inc Term B 3.542% (USD LIBOR + 1.750%) due 11/12/26 §	$14,447	$14,559
RPI Finance Trust Term B-6 3.799% (USD LIBOR + 2.000%) due 04/17/23 § ¥	128,028	129,220
The Edelman Financial Center LLC Term B 5.035% (USD LIBOR + 3.250%) due 07/19/25 §	59,400	59,808
VFH Parent LLC 5.197% (USD LIBOR + 3.500%) due 03/01/26 § ¥	39,747	39,951
VICI Properties 1 LLC Term B 3.785% (USD LIBOR + 2.000%) due 12/22/24 § ¥	60,000	60,346

		705,042

Industrial - 0.1%

APi Group DE Inc Term B 4.299% (USD LIBOR + 2.500%) due 10/01/26 §	80,000	80,737
Berry Global Inc Term W 3.715% (USD LIBOR + 2.000%) due 10/01/22 §	80,000	80,421
Brookfield WEC Holdings Inc Term B due 08/01/25 ¥	19,950	20,108
Genesee & Wyoming Inc due 12/30/26 ¥	140,000	141,531
GFL Environmental Inc Term B (Canada) 4.799% (USD LIBOR + 3.000%) due 05/31/25 § ¥	19,949	20,005
Reynolds Group Holdings Inc Term B 4.549% (USD LIBOR + 2.750%) due 02/05/23 §	158,469	159,187

		501,989

Technology - 0.1%

Dcert Buyer Inc 5.799% (USD LIBOR + 4.000%) due 10/16/26 §	170,000	170,611
Dell International LLC Term B-1 3.800% (USD LIBOR + 2.000%) due 09/19/25 §	167,664	168,988
McAfee LLC Term B 5.555% (USD LIBOR + 3.750%) due 09/29/24 § ¥	179,145	180,153

		519,752

Total Senior Loan Notes (Cost $7,053,214)		7,069,394

MORTGAGE-BACKED SECURITIES - 52.8%

Collateralized Mortgage Obligations - Commercial - 2.5%

Ashford Hospitality Trust 2.740% (USD LIBOR + 1.000%) due 05/15/35 § ~	600,000	600,127
BAMLL Re-REMIC Trust 6.012% due 08/10/45 § ~	1,639,796	713,157
BBCCRE Trust 4.715% due 08/10/33 § ~	320,000	312,424
BX Commercial Mortgage Trust 3.790% (USD LIBOR + 2.050%) due 11/15/35 § ~	98,000	98,347

	Principal Amount	Value
Commercial Mortgage Trust 4.455% due 02/10/48 §	$90,000	$91,985
Credit Suisse Commercial Mortgage Trust 5.373% due 12/15/39	77,556	42,074
CSMC Trust 4.373% due 09/15/37 ~	830,000	763,706
4.764% due 12/15/21	430,000	430,776
DBGS Mortgage Trust 3.843% due 04/10/37 ~	900,000	965,396
DBUBS Mortgage Trust 5.512% due 08/10/44 § ~	260,000	268,789
Fannie Mae 3.273% due 01/25/29	140,000	148,534
3.450% due 01/01/29	150,000	161,242
3.610% due 02/25/31	70,000	76,277
3.673% due 09/25/28 §	280,000	303,271
3.700% due 01/25/36	100,000	108,974
Fannie Mae (IO) 0.417% due 10/25/24 §	9,583,824	130,368
FREMF Mortgage Trust 3.847% (USD LIBOR + 2.150%) due 01/25/26 § ~	349,861	352,896
Government National Mortgage Association (IO) 0.403% due 01/16/53 §	10,189,369	240,951
0.547% due 04/16/47 §	3,552,992	114,289
GRACE Mortgage Trust 3.520% due 06/10/28 ~	600,000	606,087
GS Mortgage Securities Trust 3.040% (USD LIBOR + 1.300%) due 09/15/31 § ~	1,120,000	1,117,770
3.203% due 02/10/29 ~	400,000	402,307
5.622% due 11/10/39	94,010	73,638
JP Morgan Chase Commercial Mortgage Securities Trust 6.005% due 02/12/49 §	894,480	580,946
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 §	54,190	33,993
Morgan Stanley Bank of America Merrill Lynch Trust 3.040% due 04/15/48	1,000,000	1,019,926
Morgan Stanley Capital I Trust 3.402% due 07/13/29 § ~	600,000	607,338
3.446% due 07/13/29 § ~	700,000	708,489
MRCD MARK Mortgage Trust 2.718% due 12/15/36 ~	370,000	344,270
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 § ~	185,424	190,274
Wells Fargo Commercial Mortgage Trust (IO) 1.272% due 03/15/50 §	4,728,131	355,118

		11,963,739

Collateralized Mortgage Obligations - Residential - 6.9%

Alternative Loan Trust 1.962% (USD LIBOR + 0.170%) due 07/25/46 §	190,970	195,787
2.002% (USD LIBOR + 0.210%) due 05/25/35 §	258,650	248,735
3.872% due 06/25/37 §	113,446	99,681
American Home Mortgage Investment Trust 6.700% due 06/25/36	1,369,870	462,576
Banc of America Funding Trust 4.675% due 05/25/35 §	16,635	17,021
BCAP LLC Trust 2.108% due 03/28/37 § ~	1,489,214	1,492,954
4.847% due 03/26/37 ~	36,777	37,030

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Bear Stearns Adjustable Rate Mortgage Trust
4.252% due 01/25/35 §	$311,520	$316,707
4.387% due 08/25/33 §	20,339	20,301
4.684% due 10/25/36 §	5,431	5,348
Bear Stearns ALT-A Trust
3.816% due 11/25/36 §	47,390	39,443
4.413% due 05/25/35 §	16,403	16,634
Chase Mortgage Finance Trust
4.040% due 09/25/36 §	63,059	59,215
4.574% due 02/25/37 §	195,620	199,852
ChaseFlex Trust 1.942% (USD LIBOR + 0.150%) due 08/25/37 §	376,774	405,121
Chevy Chase Funding LLC 2.042% (USD LIBOR + 0.250%) due 08/25/35 § ~	15,688	15,602
2.283% due 05/25/35 § ~	729,278	595,408
Citigroup Mortgage Loan Trust Inc 4.550% (UST + 2.150%) due 09/25/35 §	8,610	8,663
Countrywide Home Loan Mortgage Pass-Through Trust 2.432% (USD LIBOR + 0.640%) due 03/25/35 §	8,596	8,419
Credit Suisse First Boston Mortgage Securities Corp 6.000% due 11/25/35	45,513	36,968
Downey Saving & Loan Association Mortgage Loan Trust 1.944% (USD LIBOR + 0.180%) due 04/19/47 §	94,775	87,962
Eurosail-UK PLC (United Kingdom) 1.750% (GBP LIBOR + 0.950%) due 06/13/45 § ~	GBP 685,322	900,912
Fannie Mae 2.141% (USD LIBOR + 0.450%) due 09/25/46 §	$511,421	511,609
3.125% (US PRIME - 1.625%) due 11/25/23 §	55,429	55,583
5.500% due 04/25/35	371,759	423,967
Fannie Mae (IO)
4.000% due 03/25/43	367,538	55,713
4.000% due 04/25/43	1,483,272	207,563
4.208% (6.000% - USD LIBOR) due 11/25/45 §	1,611,920	339,729
4.308% (6.100% - USD LIBOR) due 09/25/46 §	457,721	72,742
4.308% (6.100% - USD LIBOR) due 09/25/46 §	541,413	92,765
Freddie Mac (IO)
3.500% due 04/15/43	429,232	64,052
4.000% due 04/15/43	316,235	26,963
4.424% (6.100% - USD LIBOR) due 08/15/44 §	257,985	51,150
Freddie Mac REMICS
3.000% due 08/15/48	351,192	351,157
8.000% due 04/15/30	64,827	75,422
Freddie Mac Structured Agency Credit Risk Debt Notes 4.942% (USD LIBOR + 3.150%) due 07/25/30 §	1,120,000	1,155,962
5.792% (USD LIBOR + 4.000%) due 08/25/24 §	350,516	373,743
GMACM Mortgage Loan Trust 6.000% due 12/25/35	653,239	640,833

	Principal Amount	Value
Government National Mortgage Association 2.074% (USD LIBOR + 0.300%) due 05/20/68 §	$420,342	$417,773
2.374% (USD LIBOR + 0.600%) due 07/20/65 §	631,382	630,688
2.574% (USD LIBOR + 0.800%) due 06/20/66 §	725,736	730,368
2.574% (USD LIBOR + 0.800%) due 07/20/66 §	1,157,430	1,164,440
3.629% (USD LIBOR + 0.750%) due 04/20/67 §	721,794	731,195
5.061% due 09/20/66 §	859,189	941,423
Government National Mortgage Association (IO)
4.000% due 11/20/44	888,320	148,754
4.360% (6.100% - USD LIBOR) due 10/16/46 §	229,546	50,633
4.385% (6.150% - USD LIBOR) due 02/20/46 §	1,419,149	242,226
4.500% due 11/16/45	315,167	59,575
Great Hall Mortgages PLC (United Kingdom)
2.029% (USD LIBOR + 0.130%) due 06/18/39 § ~	266,793	260,191
GSR Mortgage Loan Trust
6.000% due 11/25/35	652,540	522,758
6.000% due 07/25/37	331,411	292,289
HarborView Mortgage Loan Trust
1.934% (USD LIBOR + 0.170%) due 12/19/36 §	181,626	169,441
1.952% (USD LIBOR + 0.160%) due 05/25/38 §	310,859	272,050
2.204% (USD LIBOR + 0.440%) due 05/19/35 §	269,969	262,059
4.453% due 08/19/36 §	131,058	123,748
4.694% due 02/25/36 §	56,854	36,369
Hawksmoor Mortgages (United Kingdom)
1.761% (SONIA + 1.050%) due 05/25/53 § ~	GBP 3,258,351	4,331,992
JP Morgan Mortgage Trust
3.500% due 10/25/48 § ~	$1,857,819	1,900,089
4.106% due 07/25/35 §	28,100	28,493
5.750% due 01/25/36	15,206	11,648
Ludgate Funding PLC (United Kingdom)
0.956% (GBP LIBOR + 0.160%) due 01/01/61 § ~	GBP 468,650	584,683
Merrill Lynch Mortgage Investors Trust 4.015% due 11/25/35 §	$324,244	333,978
Morgan Stanley Resecuritization Trust
3.036% (US FED + 0.710%) due 12/27/46 § ~	1,674,796	1,352,302
New Residential Mortgage Loan Trust
2.492% due 09/25/59 § ~	372,233	371,328
Nomura Resecuritization Trust
7.204% due 06/26/35 § ~	1,852,105	1,893,785
RBSSP Resecuritization Trust
3.646% due 12/25/35 § ~	85,876	86,553
Reperforming Loan REMIC Trust
2.132% (USD LIBOR + 0.340%) due 06/25/35 § ~	29,459	28,526
2.132% (USD LIBOR + 0.340%) due 01/25/36 § ~	176,117	172,742
Ripon Mortgages PLC (United Kingdom)
1.602% (GBP LIBOR + 0.800%) due 08/20/56 § ~	GBP 729,673	968,832
Silverstone Master Issuer PLC (United Kingdom)
2.536% (USD LIBOR + 0.570%) due 01/21/70 § ~	$823,500	824,087

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Towd Point Mortgage Funding (United Kingdom) 1.611% (SONIA + 0.900%) due 07/20/45 § ~	GBP 1,500,000	$1,982,240
Towd Point Mortgage Funding PLC (United Kingdom) 1.820% (GBP LIBOR + 1.025%) due 10/20/51 § ~	1,333,391	1,773,475
WaMu Mortgage Pass-Through Certificates Trust 4.000% due 02/25/37 §	$145,257	139,189

		33,609,214

Fannie Mae - 18.9%

2.310% due 08/01/22	496,736	501,186
2.500% due 12/01/49	499,950	494,304
2.520% due 10/01/29	20,000	20,167
2.740% due 08/01/29	100,000	102,634
2.765% due 08/01/31	100,000	101,758
2.770% due 08/01/31	100,000	101,808
2.790% due 08/01/29	100,000	103,075
2.810% due 04/01/25 - 08/01/31	130,000	133,040
2.850% due 08/01/31	100,000	102,599
3.000% due 09/01/21 - 01/14/50	7,350,579	7,501,391
3.000% due 02/12/50	30,800,000	31,199,353
3.160% due 05/01/29 - 06/01/29	4,239,711	4,473,963
3.240% due 05/01/29	80,000	84,887
3.260% due 05/01/29	30,000	31,855
3.350% due 05/01/29	10,000	10,661
3.440% (US FED + 1.200%) due 10/01/44 §	10,278	10,361
3.500% due 09/01/34 - 11/01/49	6,025,519	6,267,999
3.500% due 02/12/50	9,300,000	9,560,344
3.500% due 03/12/50	9,800,000	10,068,216
3.579% (USD LIBOR + 1.512%) due 11/01/32 §	29,715	30,342
3.640% due 11/01/28	100,000	107,907
3.737% (USD LIBOR + 1.737%) due 12/01/35 §	4,801	4,856
4.000% due 06/01/25 - 06/01/57	3,479,636	3,642,934
4.000% due 03/12/50	10,700,000	11,130,172
4.119% (UST + 2.043%) due 09/01/35 §	23,680	24,497
4.161% (US FED + 1.927%) due 12/01/36 §	2,193	2,273
4.358% (UST + 2.360%) due 11/01/34 §	26,290	27,927
4.500% due 06/01/24 - 09/01/57	2,378,560	2,534,218
5.000% due 02/01/35 - 08/01/49	1,270,838	1,359,170
5.500% due 07/01/21 - 08/01/39	1,196,886	1,317,482
6.000% due 02/01/33 - 06/01/40	194,839	222,225

		91,273,604

	Principal Amount	Value
Freddie Mac - 5.3%

2.500% due 10/01/49 - 12/01/49	$399,488	$395,130
3.000% due 02/01/38 - 01/01/50	11,623,946	11,840,060
3.500% due 10/01/42 - 12/01/49	4,016,714	4,171,322
3.752% (USD LIBOR + 1.345%) due 09/01/35 §	4,951	5,128
4.000% due 10/01/46 - 11/01/49	6,355,488	6,650,510
4.031% (UST + 2.250%) due 11/01/31 §	2,077	2,185
4.173% (USD LIBOR + 1.870%) due 09/01/35 §	17,429	18,166
4.500% due 11/01/44 - 09/01/48	650,298	689,908
4.553% (USD LIBOR + 1.724%) due 06/01/35 §	45,958	48,301
4.763% (UST + 2.250%) due 04/01/32 §	10,079	10,612
5.000% due 08/01/48 - 01/01/49	1,049,753	1,123,164
5.500% due 03/01/23 - 05/01/40	508,493	571,066
6.000% due 03/01/23	7,433	8,185

		25,533,737

Government National Mortgage Association - 19.2%

2.500% due 09/20/49 - 01/20/50	1,398,929	1,403,436
3.000% due 09/15/42 - 02/20/50	3,574,380	3,671,347
3.500% due 03/20/45 - 10/20/49	1,856,490	1,920,492
3.500% due 02/20/50	12,500,000	12,887,287
4.000% due 06/20/47 - 05/20/49	1,165,992	1,215,665
4.000% due 01/21/50	42,700,000	44,196,866
4.500% due 06/20/48 - 04/20/49	2,719,244	2,854,966
4.500% due 02/20/50	13,900,000	14,560,862
5.000% due 10/15/38 - 02/20/49	3,341,695	3,535,692
5.000% due 01/20/50	6,400,000	6,746,312

		92,992,925

Total Mortgage-Backed Securities (Cost $255,887,182)		255,373,219

ASSET-BACKED SECURITIES - 5.1%

Ally Auto Receivables Trust 2.720% due 05/17/21	46,143	46,151
Applebee’s Funding LLC 4.194% due 06/07/49 ~	270,000	274,053
Argent Securities Inc 2.612% (USD LIBOR + 0.820%) due 02/25/34 §	608,077	593,078
2.917% (USD LIBOR + 1.125%) due 11/25/34 §	469,638	472,016
Asset-Backed Funding Certificates Trust 2.492% (USD LIBOR + 0.700%) due 06/25/34 §	54,434	54,281
Avis Budget Rental Car Funding AESOP LLC 3.350% due 09/22/25 ~	150,000	154,794
Basic Asset Backed Securities Trust 2.102% (USD LIBOR + 0.310%) due 04/25/36 §	389,619	390,108
Bear Stearns Asset Backed Securities I Trust 1.992% (USD LIBOR + 0.200%) due 12/25/36 §	162,274	162,483
2.032% (USD LIBOR + 0.240%) due 12/25/36 §	1,233,993	1,117,087
2.797% (USD LIBOR + 1.005%) due 06/25/35 §	270,040	268,828
Chesapeake Funding II LLC (Canada) 2.110% (USD LIBOR + 0.370%) due 08/15/30 § ~	434,767	434,467
3.230% due 08/15/30 ~	434,767	441,013

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
CIT Mortgage Loan Trust 3.142% (USD LIBOR + 1.350%) due 10/25/37 § ~	$467,738	$472,842
Citigroup Mortgage Loan Trust 1.962% (USD LIBOR + 0.170%) due 05/25/37 §	77,270	77,213
2.242% (USD LIBOR + 0.450%) due 11/25/45 § ~	368,194	367,128
CLNC Ltd (Cayman) 3.014% (USD LIBOR + 1.250%) due 08/20/35 § ~	900,000	901,123
Community Funding CLO (Cayman) 5.750% due 11/01/27 ~	649,859	659,157
Countrywide Asset-Backed Certificates 1.932% (USD LIBOR + 0.140%) due 07/25/37 §	334,048	303,408
2.192% (USD LIBOR + 0.400%) due 06/25/36 §	500,000	496,792
Credit Acceptance Auto Loan Trust 3.470% due 05/17/27 ~	600,000	607,665
Dividend Solar Loans LLC 3.670% due 08/22/39 ~	303,899	304,789
Evergreen Credit Card Trust (Canada) 1.900% due 09/15/24 ~	1,100,000	1,095,333
First Franklin Mortgage Loan Trust 2.452% (USD LIBOR + 0.660%) due 05/25/36 §	255,346	255,852
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	200,000	205,927
Gallatin CLO (Cayman) 3.016% (USD LIBOR + 1.050%) due 01/21/28 § ~	500,000	500,005
GM Financial Consumer Automobile Receivables Trust 2.740% due 07/16/21	137,845	137,964
GSAA Home Equity Trust 1.892% (USD LIBOR + 0.100%) due 03/25/37 §	451,915	207,101
6.000% due 08/25/47	369,866	362,083
Home Equity Asset Trust 2.692% (USD LIBOR + 0.900%) due 11/25/34 §	339,945	342,709
Jamestown CLO VIII Ltd (Cayman) 2.871% (USD LIBOR + 0.870%) due 01/15/28 § ~	700,000	699,307
Legacy Mortgage Asset Trust 4.000% due 01/25/59 ~	333,888	337,856
LoanCore Issuer Ltd (Cayman) 2.870% (USD LIBOR + 1.130%) due 05/15/28 § ~	500,000	499,687
Long Beach Mortgage Loan Trust 2.092% (USD LIBOR + 0.300%) due 02/25/36 §	1,036,915	945,965
Mastr Asset Backed Securities Trust 2.012% (USD LIBOR + 0.220%) due 10/25/36 §	661,750	312,766
Merrill Lynch Mortgage Investors Trust 1.952% (USD LIBOR + 0.160%) due 04/25/37 §	416,437	250,464
Monarch Grove CLO (Cayman) 2.820% (USD LIBOR + 0.880%) due 01/25/28 § ~	500,000	498,573
Morgan Stanley Home Equity Loan Trust 1.892% (USD LIBOR + 0.100%) due 12/25/36 §	993,832	565,182
1.932% (USD LIBOR + 0.140%) due 12/25/36 §	784,475	448,531

	Principal Amount	Value
Mountain View CLO Ltd (Cayman) 2.801% (USD LIBOR + 0.800%) due 10/15/26 § ~	$461,945	$461,743
Navient Student Loan Trust 2.942% (USD LIBOR + 1.150%) due 07/26/66 § ~	150,000	150,229
3.430% due 12/15/59 ~	660,801	664,900
Option One Mortgage Loan Trust 1.922% (USD LIBOR + 0.130%) due 07/25/37 §	957,076	714,735
SBA Small Business Investment Cos 3.113% due 03/10/29	197,857	205,358
3.548% due 09/10/28	275,798	286,945
Securitized Asset-Backed Receivables LLC Trust 1.922% (USD LIBOR + 0.130%) due 05/25/37 §	76,257	58,627
1.932% (USD LIBOR + 0.140%) due 05/25/36 §	175,797	108,896
SLM Student Loan Trust 2.050% (USD LIBOR + 0.110%) due 10/27/25 §	4,744	4,742
SMB Private Education Loan Trust 3.240% (USD LIBOR + 1.500%) due 04/15/32 § ~	550,000	554,714
Sofi Professional Loan Program Trust 2.640% due 08/25/47 ~	192,418	192,731
Structured Asset Investment Loan Trust 2.527% (USD LIBOR + 0.735%) due 08/25/35 §	198,229	198,885
Structured Asset Securities Corp Mortgage Loan Trust 2.242% (USD LIBOR + 0.450%) due 05/25/37 § ~	1,000,000	967,777
STWD Ltd (Cayman) 2.820% (USD LIBOR + 1.080%) due 07/15/38 § ~	900,000	900,829
TRTX Issuer Ltd (Cayman) 2.887% (USD LIBOR + 1.150%) due 10/15/34 § ~	900,000	899,730
United States Small Business Administration 2.690% due 07/01/44	60,000	60,857
2.980% due 04/01/39	58,329	59,889
Venture XII CLO Ltd (Cayman) 2.714% (USD LIBOR + 0.800%) due 02/28/26 § ~	543,973	543,080
Venture XVI CLO Ltd (Cayman) 2.851% (USD LIBOR + 0.850%) due 01/15/28 § ~	700,000	698,806
Westlake Automobile Receivables Trust 2.980% due 01/18/22 ~	265,981	266,453
Zais CLO 1 Ltd (Cayman) 3.151% (USD LIBOR + 1.150%) due 04/15/28 § ~	500,000	500,159

Total Asset-Backed Securities (Cost $22,896,930)		24,763,866

U.S. TREASURY OBLIGATIONS - 26.0%

U.S. Treasury Bonds - 8.1%

2.375% due 11/15/49	510,000	507,847
2.875% due 05/15/43	4,700,000	5,116,360
2.875% due 05/15/49	1,000,000	1,101,297
3.000% due 05/15/42	1,800,000	2,000,951
3.000% due 08/15/48	6,300,000	7,089,246
3.125% due 02/15/43	3,500,000	3,966,171
3.125% due 08/15/44	800,000	909,279
3.625% due 08/15/43	11,800,000	14,458,438

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
3.750% due 11/15/43	$1,500,000	$1,874,236
4.250% due 05/15/39	200,000	263,013
4.375% due 05/15/40	1,000,000	1,341,714
4.625% due 02/15/40	400,000	552,626

		39,181,178

U.S. Treasury Inflation Protected Securities - 7.0%

0.125% due 07/15/26 ^	858,888	861,807
0.375% due 07/15/23 ^	2,543,409	2,578,876
0.375% due 01/15/27 ^	2,343,770	2,379,951
0.625% due 01/15/26 ^	2,491,015	2,567,916
0.750% due 07/15/28 ^	6,807,461	7,163,822
0.750% due 02/15/42 ^	831,397	864,162
0.750% due 02/15/45 ^	327,855	340,295
0.875% due 01/15/29 ^	7,541,932	8,011,396
0.875% due 02/15/47 ^	1,172,699	1,257,793
1.000% due 02/15/46 ^	901,463	992,211
1.000% due 02/15/48 ^	2,295,898	2,542,819
1.000% due 02/15/49 ^	1,503,354	1,672,123
1.375% due 02/15/44 ^	2,131,125	2,515,152

		33,748,323

U.S. Treasury Notes - 10.9%

1.625% due 12/15/22	1,130,000	1,130,536
1.750% due 06/30/24	1,900,000	1,904,602
1.750% due 12/31/24	1,600,000	1,603,630
1.750% due 11/15/29	220,000	216,537
1.875% due 07/31/22 ‡	1,700,000	1,711,593
1.875% due 08/31/22	4,000,000	4,028,200
2.000% due 10/31/22	1,000,000	1,010,636
2.125% due 09/30/24	2,100,000	2,140,444
2.250% due 01/31/24	2,000,000	2,045,061
2.250% due 02/15/27 ‡	600,000	616,260
2.250% due 08/15/27 ‡	300,000	308,247
2.625% due 02/15/29	2,000,000	2,118,491
2.750% due 05/31/23	2,000,000	2,072,862
2.750% due 02/15/24 ‡	400,000	416,987
2.875% due 10/31/23 ‡	30,000,000	31,338,763

		52,662,849

Total U.S. Treasury Obligations (Cost $119,343,120)		125,592,350

FOREIGN GOVERNMENT BONDS & NOTES - 5.5%

Abu Dhabi Government International Bond (United Arab Emirates) 3.125% due 09/30/49 ~	430,000	420,074
Argentina POM Politica Monetaria (Argentina) 54.560% (ARS Reference + 0.000%) due 06/21/20 § Ω	ARS 7,700,000	64,987
Argentine Bonos del Tesoro (Argentina) 18.200% due 10/03/21 Ω	4,750,000	25,888
Argentine Republic Government International (Argentina) 3.750% due 12/31/38	$250,000	122,736
5.625% due 01/26/22	430,000	223,734
Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 400,000	450,928
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/21	BRL 4,038,000	1,056,295
Brazilian Government International (Brazil) 4.625% due 01/13/28	$270,000	290,453
5.625% due 01/07/41	120,000	134,812
5.625% due 02/21/47	200,000	226,587

	Principal Amount	Value
China Government (China) 3.310% due 11/30/25 ~	CNY 3,000,000	$441,643
3.380% due 11/21/24 ~	500,000	73,548
3.390% due 05/21/25 ~	1,000,000	147,492
Colombia Government (Colombia) 5.625% due 02/26/44	$200,000	249,187
Egypt Government International Bond (Egypt) 5.577% due 02/21/23 ~	200,000	209,620
Indonesia Government (Indonesia) 3.500% due 01/11/28	200,000	209,068
4.875% due 05/05/21 ~	300,000	312,188
5.125% due 01/15/45 ~	200,000	238,774
Indonesia Treasury (Indonesia) 7.000% due 05/15/27	IDR 7,665,000,000	551,349
7.500% due 06/15/35	1,622,000,000	117,293
Israel Government International Bond (Israel) 4.125% due 01/17/48	$600,000	696,348
Japan Bank for International Cooperation (Japan) 2.375% due 07/21/22	700,000	708,018
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 290,819,744	2,735,427
Kuwait International Government (Kuwait) 3.500% due 03/20/27 ~	$270,000	290,647
Mexican Bonos (Mexico) 7.750% due 11/13/42	MXN 40,650,000	2,282,140
8.000% due 11/07/47	13,110,000	760,205
8.500% due 05/31/29	6,780,000	399,402
Peru Government Bond (Peru) 6.150% due 08/12/32 ~	PEN 3,000,000	1,027,000
Peruvian Government International (Peru) 5.625% due 11/18/50	$30,000	43,941
5.940% due 02/12/29 ~	PEN 1,300,000	443,291
6.550% due 03/14/37	$50,000	73,297
Province of Ontario (Canada) 3.150% due 06/02/22	CAD 900,000	713,977
Province of Quebec (Canada) 3.500% due 07/29/20	$600,000	605,805
Qatar Government International Bond (Qatar) 4.500% due 04/23/28 ~	1,000,000	1,147,596
4.817% due 03/14/49 ~	300,000	372,134
Republic of Poland Government International (Poland) 4.000% due 01/22/24	170,000	183,239
Russian Federal (Russia) 6.900% due 05/23/29	RUB 29,080,000	494,071
7.000% due 08/16/23	26,040,000	436,663
7.050% due 01/19/28	48,792,000	830,347
7.250% due 05/10/34	5,970,000	103,738
7.650% due 04/10/30	26,100,000	464,467
7.700% due 03/16/39	15,630,000	285,196
Spain Government (Spain) 0.600% due 10/31/29 ~	EUR 2,100,000	2,387,797
1.850% due 07/30/35 ~	1,900,000	2,440,013
Tokyo Metropolitan Government (Japan) 2.500% due 06/08/22 ~	$1,000,000	1,011,859

Total Foreign Government Bonds & Notes (Cost $26,818,395)		26,503,274

MUNICIPAL BONDS - 0.3%

City of Chicago IL ‘B’ 5.630% due 01/01/22	270,000	274,514
The University of Arizona ‘A’ 6.423% due 08/01/35	1,300,000	1,331,668

Total Municipal Bonds (Cost $1,567,839)		1,606,182

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 1.4%

Money Market Fund - 0.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.510%	1,719,748	$1,719,748

	Principal Amount
U. S. Government Agency Issues - 1.0%

Federal Home Loan Bank 1.578% due 01/29/20	$2,500,000	2,497,187
1.586% due 03/18/20	800,000	797,382
1.590% due 03/16/20	1,200,000	1,196,177
1.670% (SOFR + 0.120%) due 10/07/20 §	370,000	369,906

		4,860,652

Total Short-Term Investments (Cost $6,580,019)		6,580,400

TOTAL INVESTMENTS - 142.0% (Cost $670,576,363)		686,599,464

TOTAL SECURITIES SOLD SHORT - (1.6%) (PROCEEDS $7,620,188)		(7,627,589)

DERIVATIVES - (0.3%)		(1,430,918)

OTHER ASSETS & LIABILITIES, NET - (40.1%)		(193,895,366)

NET ASSETS - 100.0%		$483,645,591

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $90,875 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	The average amount of borrowings by the Fund on sale-buyback financing transactions during the nine-month period ended December 31, 2019 was $54,238,003 at a weighted average interest rate of 1.742%.

(c)	Securities sold short outstanding as of December 31, 2019 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (1.6%)

Fannie Mae
4.500% due 02/12/50	$4,500,000	($4,740,405)
5.000% due 01/14/50	2,700,000	(2,887,184)

Total Securities Sold Short (Proceeds $7,620,188)		($7,627,589)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

(d)	Open futures contracts outstanding as of December 31, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AUD FX	03/20	37	$2,524,687	$2,604,060	$79,373
CAD FX	03/20	34	2,571,075	2,620,890	49,815
EUR FX	03/20	108	15,056,794	15,230,700	173,906
Euro-Bobl	03/20	7	1,053,111	1,049,254	(3,857)
Euro-BTP	03/20	196	31,571,358	31,320,426	(250,932)
Euro-Bund	03/20	139	26,980,800	26,582,288	(398,512)
Euro-Buxl	03/20	9	2,054,996	2,002,715	(52,281)
Eurodollar	06/20	57	13,932,756	14,009,175	76,419
Eurodollar	12/20	60	14,775,873	14,757,000	(18,873)
Eurodollar	03/21	81	19,889,554	19,934,100	44,546
JPY FX	03/20	3	347,060	346,706	(354)
MXN FX	03/20	139	3,561,148	3,641,105	79,957
RUB FX	03/20	13	504,321	519,838	15,517
Short Euro-BTP	03/20	38	4,786,150	4,792,305	6,155
U.S. Treasury 2-Year Notes	03/20	163	35,146,752	35,126,500	(20,252)
U.S. Treasury 5-Year Notes	03/20	1,616	192,289,647	191,672,758	(616,889)
U.S. Treasury Long Bonds	03/20	263	41,883,621	41,003,344	(880,277)
U.S. Ultra Long Bonds	03/20	33	6,181,935	5,994,656	(187,279)

					(1,903,818)

Short Futures Outstanding
Australia 10-Year Bonds	03/20	7	714,359	702,246	12,113
Euribor	01/20	1	281,547	281,506	41
Euribor	03/20	13	3,659,924	3,659,577	347
Euribor	09/20	77	21,733,045	21,673,794	59,251
Euribor	12/20	81	22,855,489	22,797,434	58,055
Euro-Bobl	03/20	64	9,620,750	9,593,180	27,570
Euro-Bund	03/20	92	17,759,854	17,594,033	165,821
Euro-Buxl	03/20	6	1,367,597	1,335,143	32,454
Eurodollar	01/20	181	44,422,638	44,427,581	(4,943)
Eurodollar	03/20	137	33,664,538	33,655,763	8,775
Eurodollar	06/21	94	23,134,078	23,133,400	678
Euro-OAT	03/20	76	14,046,221	13,876,074	170,147
Euro-Schatz	03/20	21	2,638,412	2,636,012	2,400
GBP FX	03/20	7	578,182	581,525	(3,343)
Japan 10-Year Bonds	03/20	3	4,203,281	4,201,739	1,542
Long Gilt	03/20	77	13,496,396	13,400,085	96,311
U.S. Treasury 10-Year Notes	03/20	367	47,480,605	47,130,830	349,775
U.S. Treasury Long Bonds	03/20	124	19,780,733	19,332,375	448,358

					1,425,352

Total Futures Contracts					($478,466)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

(e)	Forward foreign currency contracts outstanding as of December 31, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	9,178,542	USD	2,193,490	01/20	CIT	$87,108	$—
CAD	2,240,762	USD	1,698,169	01/20	CIT	27,571	—
CNY	23,561	USD	3,304	01/20	BRC	78	—
EUR	516,000	USD	573,184	01/20	BRC	5,974	—
EUR	505,000	USD	565,358	01/20	CIT	1,699	—
EUR	140,000	USD	154,750	01/20	JPM	2,454	—
EUR	526,000	USD	587,157	01/20	UBS	3,225	—
GBP	1,932,421	USD	2,409,199	01/20	CIT	151,748	—
GBP	285,000	USD	375,567	02/20	UBS	2,422	—
IDR	19,938,229,759	USD	1,384,407	01/20	BRC	52,570	—
INR	103,090,302	USD	1,439,055	01/20	BRC	4,709	—
JPY	21,529,000	USD	198,655	01/20	JPM	—	(329)
JPY	1,309,300,000	USD	12,095,876	02/20	HSB	—	(15,435)
MXN	25,512,725	USD	1,313,852	01/20	CIT	31,979	—
MXN	50,833,000	USD	2,529,445	01/20	JPM	150,013	—
MXN	7,634,000	USD	389,162	05/20	RBC	7,179	—
PEN	1,722,411	USD	513,295	01/20	JPM	6,334	—
TWD	807,700	USD	26,255	01/20	JPM	753	—
USD	1,218,882	AUD	1,796,000	01/20	BRC	—	(41,779)
USD	1,710,571	AUD	2,545,122	01/20	CIT	—	(76,237)
USD	705,825	CAD	938,000	01/20	HSB	—	(16,556)
USD	446,248	CAD	590,000	01/20	JPM	—	(8,145)
USD	1,628,252	CNH	11,614,807	01/20	JPM	—	(39,643)
USD	3,207,388	EUR	2,902,128	01/20	BNP	—	(51,371)
USD	22,992,452	EUR	20,794,000	01/20	BRC	—	(349,638)
USD	7,241,448	EUR	6,560,000	01/20	CIT	—	(124,685)
USD	351,963	EUR	317,000	01/20	HSB	—	(3,837)
USD	353,335	EUR	318,000	01/20	UBS	—	(3,588)
USD	382,854	GBP	283,965	01/20	CIT	6,528	—
USD	155,346	GBP	120,000	01/20	JPM	—	(3,684)
USD	13,090,926	GBP	10,157,000	02/20	HSB	—	(380,074)
USD	324,028	GBP	251,000	02/20	SCB	—	(8,868)
USD	3,743,486	JPY	397,921,363	01/20	BRC	77,833	—
USD	3,958,187	MXN	79,382,632	01/20	BRC	—	(229,355)
USD	740,818	MXN	14,281,000	01/20	CIT	—	(12,524)
USD	2,202,592	MXN	43,199,000	01/20	HSB	—	(74,470)
USD	395,114	MXN	7,634,000	01/20	RBC	—	(7,282)
USD	383,569	MXN	7,404,000	01/20	UBS	—	(6,704)
USD	1,364,359	PHP	69,040,000	01/20	BRC	—	(6,816)
USD	311,927	PHP	16,361,489	01/20	JPM	—	(1,615)
USD	283,186	RUB	18,261,071	01/20	CIT	—	(10,414)
USD	270,222	RUB	17,370,670	01/20	JPM	—	(9,061)

Total Forward Foreign Currency Contracts						$620,177	($1,482,110)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

(f)	Purchased options outstanding as of December 31, 2019 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - EUR-FX (01/20)	$1.11	01/03/20	CME	2	$277,500	$1,167	$4,550
Call - AUD-FX (01/20)	68.00	01/03/20	CME	1	68,000	362	2,390
Call - AUD-FX (01/20)	68.50	01/03/20	CME	1	68,500	263	1,890
Call - CAD-FX (01/20)	76.00	01/03/20	CME	1	76,000	163	1,090
Call - U.S. Treasury 5-Year Notes (02/20)	118.50	01/24/20	CME	24	2,844,000	6,963	8,250
Call - U.S. Treasury 10-Year Notes (02/20)	138.50	01/24/20	CME	500	69,250,000	8,677	—
Call - U.S. Treasury 30-Year Bonds (02/20)	155.50	01/24/20	CME	1	155,500	1,205	1,422
Call - U.S. Treasury 30-Year Bonds (02/20)	156.00	01/24/20	CME	2	312,000	2,628	2,312
Call - U.S. Treasury 30-Year Bonds (02/20)	156.50	01/24/20	CME	1	156,500	1,002	922
Call - U.S. Treasury 30-Year Bonds (02/20)	157.00	01/24/20	CME	1	157,000	1,408	734
Call - Euro-Bund (02/20)	EUR 172.50	01/24/20	EUX	1	EUR 172,500	753	191
Call - EUR-FX (02/20)	$1.13	02/07/20	CME	1	$140,625	828	1,138
Call - AUD-FX (02/20)	69.00	02/07/20	CME	1	69,000	473	1,560
Call - AUD-FX (02/20)	69.50	02/07/20	CME	2	139,000	905	2,340
Call - EUR-Schatz (02/20)	EUR 113.70	02/21/20	EUX	3	EUR 341,100	20	17
Call - EUR-Schatz (02/20)	113.80	02/21/20	EUX	18	2,048,400	118	101
Call - U.S. Treasury 10-Year Notes (03/20)	$137.50	02/21/20	CME	1	$137,500	9	—
Call - U.S. Treasury 10-Year Notes (03/20)	138.00	02/21/20	CME	28	3,864,000	241	—
Call - EUR-Bobl (02/20)	EUR 138.25	02/21/20	EUX	3	EUR 414,750	20	17
Call - EUR-Bobl (02/20)	138.50	02/21/20	EUX	4	554,000	26	22
Call - EUR-Bobl (02/20)	138.75	02/21/20	EUX	44	6,105,000	289	247
Call - U.S. Treasury 10-Year Notes (03/20)	$139.00	02/21/20	CME	26	$3,614,000	224	—
Call - U.S. Treasury 30-Year Bonds (03/20)	195.00	02/21/20	CME	7	1,365,000	60	—

						27,804	29,193

Put - EUR-FX (01/20)	1.11	01/03/20	CME	1	138,750	440	6
Put - AUD-FX (01/20)	68.00	01/03/20	CME	1	68,000	253	5
Put - CAD-FX (01/20)	75.50	01/03/20	CME	3	226,500	1,237	15
Put - U.S. Treasury 2-Year Notes (02/20)	107.13	01/24/20	CME	150	32,137,500	4,947	—
Put - U.S. Treasury 5-Year Notes (02/20)	114.50	01/24/20	CME	1,500	171,750,000	26,032	—
Put - U.S. Treasury 10-Year Notes (02/20)	128.00	01/24/20	CME	3	384,000	1,396	984
Put - U.S. Treasury 10-Year Notes (02/20)	128.50	01/24/20	CME	1	128,500	517	547
Put - U.S. Treasury 30-Year Bonds (02/20)	142.00	01/24/20	CME	300	42,600,000	9,894	—
Put - U.S. Treasury 5-Year Notes (03/20)	110.25	02/21/20	CME	30	3,307,500	258	—
Put - U.S. Treasury 5-Year Notes (03/20)	110.50	02/21/20	CME	174	19,227,000	1,496	—
Put - U.S. Treasury 5-Year Notes (03/20)	111.00	02/21/20	CME	28	3,108,000	241	—
Put - U.S. Treasury 5-Year Notes (03/20)	112.00	02/21/20	CME	23	2,576,000	198	—
Put - U.S. Treasury 5-Year Notes (03/20)	112.25	02/21/20	CME	4	449,000	34	—
Put - U.S. Treasury 5-Year Notes (03/20)	113.50	02/21/20	CME	216	24,516,000	1,858	—
Put - U.S. Treasury 5-Year Notes (03/20)	113.75	02/21/20	CME	28	3,185,000	241	219
Put - U.S. Treasury 10-Year Notes (03/20)	117.50	02/21/20	CME	10	1,175,000	86	—
Put - Euro-Bund (02/20)	EUR 157.00	02/21/20	EUX	22	EUR 3,454,000	259	247

						49,387	2,023

Total Options on Futures						$77,191	$31,216

Total Purchased Options						$77,191	$31,216

(g)	Premiums received and value of written options outstanding as of December 31, 2019 were as follows:

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers	217.97	Maximum of [0, (1 + 0.000%)[10] - Final Index/Initial Index]	09/29/20	CIT	$600,000	$7,740	$—

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 5-Year Interest Rate Swap	Receive	3- Month USD-LIBOR	1.370%	02/04/20	CIT	$540,000	$1,505	($113)
Put - 5-Year Interest Rate Swap	Pay	3- Month USD-LIBOR	1.770%	02/04/20	CIT	540,000	1,283	(1,479)

Total Interest Rate Swaptions							$2,788	($1,592)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - EUR-FX (01/20)	$1.12	01/03/20	CME	1	$140,000	$685	($1,037)
Call - U.S. Treasury 5-Year Notes (02/20)	118.75	01/24/20	CME	16	1,900,000	3,129	(3,500)
Call - U.S. Treasury 5-Year Notes (02/20)	119.00	01/24/20	CME	29	3,451,000	6,544	(3,852)
Call - U.S. Treasury 5-Year Notes (02/20)	119.25	01/24/20	CME	10	1,192,500	2,326	(781)
Call - U.S. Treasury 10-Year Notes (02/20)	128.50	01/24/20	CME	5	642,500	2,319	(2,344)
Call - U.S. Treasury 10-Year Notes (02/20)	128.75	01/24/20	CME	3	386,250	1,073	(1,078)
Call - U.S. Treasury 10-Year Notes (02/20)	129.00	01/24/20	CME	7	903,000	2,363	(1,859)
Call - U.S. Treasury 10-Year Notes (02/20)	129.50	01/24/20	CME	16	2,072,000	6,582	(2,250)
Call - U.S. Treasury 10-Year Notes (02/20)	130.00	01/24/20	CME	43	5,590,000	14,721	(3,359)
Call - U.S. Treasury 10-Year Notes (02/20)	130.50	01/24/20	CME	3	391,500	1,260	(141)
Call - U.S. Treasury 30-Year Bonds (02/20)	158.00	01/24/20	CME	2	316,000	1,325	(875)
Call - U.S. Treasury 30-Year Bonds (02/20)	159.00	01/24/20	CME	1	159,000	733	(250)
Call - U.S. Treasury 30-Year Bonds (02/20)	160.00	01/24/20	CME	2	320,000	1,153	(313)
Call - U.S. Treasury 30-Year Bonds (02/20)	162.00	01/24/20	CME	1	162,000	639	(63)
Call - Euro-Bund (02/20)	EUR 171.50	01/24/20	EUX	1	EUR 171,500	694	(437)
Call - U.S. Treasury 5-Year Notes (03/20)	$118.75	02/21/20	CME	5	$593,750	1,944	(1,836)
Call - U.S. Treasury 5-Year Notes (03/20)	119.00	02/21/20	CME	10	1,190,000	2,170	(2,734)
Call - U.S. Treasury 10-Year Notes (03/20)	129.00	02/21/20	CME	5	645,000	2,648	(2,656)
Call - U.S. Treasury 10-Year Notes (03/20)	129.50	02/21/20	CME	6	777,000	2,661	(2,250)
Call - U.S. Treasury 10-Year Notes (03/20)	130.50	02/21/20	CME	3	391,500	1,776	(516)
Call - U.S. Treasury 10-Year Notes (03/20)	131.00	02/21/20	CME	27	3,537,000	13,391	(3,375)
Call - U.S. Treasury 10-Year Notes (03/20)	131.50	02/21/20	CME	6	789,000	1,958	(562)
Call - U.S. Treasury 10-Year Notes (03/20)	132.00	02/21/20	CME	2	264,000	825	(125)
Call - U.S. Treasury 30-Year Bonds (03/20)	157.00	02/21/20	CME	3	471,000	3,854	(3,844)
Call - U.S. Treasury 30-Year Bonds (03/20)	158.00	02/21/20	CME	5	790,000	5,710	(4,687)
Call - U.S. Treasury 30-Year Bonds (03/20)	160.00	02/21/20	CME	12	1,920,000	15,635	(5,812)
Call - U.S. Treasury 30-Year Bonds (03/20)	161.00	02/21/20	CME	1	161,000	1,155	(344)
Call - U.S. Treasury 30-Year Bonds (03/20)	162.00	02/21/20	CME	1	162,000	905	(250)

						100,178	(51,130)

Put - U.S. Treasury 5-Year Notes (02/20)	118.00	01/24/20	CME	14	1,652,000	3,554	(1,094)
Put - U.S. Treasury 5-Year Notes (02/20)	118.50	01/24/20	CME	10	1,185,000	2,834	(2,344)
Put - U.S. Treasury 5-Year Notes (02/20)	118.75	01/24/20	CME	1	118,750	233	(359)
Put - U.S. Treasury 10-Year Notes (02/20)	129.00	01/24/20	CME	1	129,000	420	(844)
Put - U.S. Treasury 30-Year Bonds (02/20)	155.00	01/24/20	CME	1	155,000	873	(812)
Put - U.S. Treasury 30-Year Bonds (02/20)	156.00	01/24/20	CME	2	312,000	1,856	(2,500)
Put - U.S. Treasury 5-Year Notes (03/20)	118.00	02/21/20	CME	3	354,000	768	(586)
Put - U.S. Treasury 5-Year Notes (03/20)	118.50	02/21/20	CME	7	829,500	2,613	(2,680)
Put - U.S. Treasury 10-Year Notes (03/20)	128.00	02/21/20	CME	5	640,000	2,491	(2,891)
Put - U.S. Treasury 10-Year Notes (03/20)	128.50	02/21/20	CME	3	385,500	2,245	(2,437)

						17,887	(16,547)

Total Options on Futures						$118,065	($67,677)

Total Written Options						$128,593	($69,269)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

(h)	Swap agreements outstanding as of December 31, 2019 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/19 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Italy Government	Q	1.000%	06/20/24	BRC	0.730%	$2,600,000	$30,910	($69,273)	$100,183
Russian Federation	Q	1.000%	12/20/24	JPM	0.556%	400,000	8,600	1,972	6,628

							39,510	(67,301)	106,811

				Exchange
Citigroup Inc	Q	1.000%	12/20/20	ICE	0.171%	900,000	7,556	18,995	(11,439)
Tesco PLC	Q	1.000%	06/20/22	ICE	0.338%	EUR 800,000	15,174	3,661	11,513
Rolls-Royce PLC	Q	1.000%	12/20/24	ICE	0.994%	800,000	564	(4,034)	4,598

							23,294	18,622	4,672

Total Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection							$62,804	($48,679)	$111,483

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation		Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY 33 5Y		Q	5.000%	12/20/24	ICE	$1,980,000	($194,097)	($130,026)	($64,071)

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation		Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 25 5Y		Q	1.000%	12/20/20	ICE	$2,271,680	$20,071	$41,644	($21,573)
CDX IG 33 5Y		Q	1.000%	12/20/24	ICE	10,070,000	264,495	199,980	64,515
CDX IG 33 10Y		Q	1.000%	12/20/29	ICE	620,000	5,595	(4,032)	9,627

							$290,161	$237,592	$52,569

Total Credit Default Swaps							$158,868	$58,887	$99,981

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate / Pay Rate	Counterparty	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
8.410%	Brazil CETIP Interbank	Z / Z	CIT	01/02/20	BRL 52,950,000	$422,453	$16,851	$405,602
7.024%	Brazil CETIP Interbank	Z / Z	CIT	01/04/27	5,712,000	35,403	2,294	33,109
7.044%	Brazil CETIP Interbank	Z / Z	JPM	01/04/27	1,400,000	8,994	—	8,994

						466,850	19,145	447,705

			Exchange
1.671%	3-Month USD-LIBOR	S / Q	CME	06/14/20	$12,160,000	(11,249)	(3,504)	(7,745)
2.800%	3-Month USD-LIBOR	S / Q	CME	08/22/23	500,000	23,829	—	23,829
0.100%	6-Month JPY-LIBOR	S / S	LCH	03/20/24	JPY 2,790,000,000	100,759	88,986	11,773
(0.095%)	6-Month JPY-LIBOR	S / S	LCH	09/13/26	140,000,000	(13,272)	—	(13,272)
(0.092%)	6-Month JPY-LIBOR	S / S	LCH	09/13/26	70,000,000	(6,500)	—	(6,500)
(0.068%)	6-Month JPY-LIBOR	S / S	LCH	09/18/26	120,000,000	(9,353)	—	(9,353)
(0.062%)	6-Month JPY-LIBOR	S / S	LCH	09/18/26	190,000,000	(14,078)	(84)	(13,994)
(0.064%)	6-Month JPY-LIBOR	S / S	LCH	09/19/26	67,000,000	(5,011)	—	(5,011)
(0.063%)	6-Month JPY-LIBOR	S / S	LCH	09/19/26	67,000,000	(4,968)	—	(4,968)
(0.087%)	6-Month JPY-LIBOR	S / S	LCH	09/20/26	34,000,000	(3,052)	—	(3,052)
(0.097%)	6-Month JPY-LIBOR	S / S	LCH	09/24/26	82,000,000	(7,898)	111	(8,009)
7.450%	28-Day MXN TIIE	L / L	CME	07/18/29	MXN 63,630,000	162,856	26,769	136,087
0.122%	6-Month JPY-LIBOR	S / S	LCH	08/22/39	JPY 370,000,000	(145,225)	49,345	(194,570)
0.103%	6-Month JPY-LIBOR	S / S	LCH	08/28/39	90,000,000	(38,543)	—	(38,543)
1.000%	6-Month JPY-LIBOR	S / S	LCH	03/21/48	20,000,000	28,770	48,803	(20,033)

						57,065	210,426	(153,361)

Total Interest Rate Swaps – Long						$523,915	$229,571	$294,344

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate / Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.350%	1 Day U.S. Fed Funds	A / A	CME	09/15/21	$4,213,000	$7,982	($801)	$8,783
0.300%	6-Month JPY-LIBOR	S / S	CME	03/18/26	JPY 1,160,000,000	(178,600)	(100,560)	(78,040)
0.300%	6-Month JPY-LIBOR	S / S	LCH	03/18/26	410,000,000	(63,126)	(23,718)	(39,408)
1.550%	3-Month USD-LIBOR	S / Q	CME	06/30/26	$23,442,000	330,413	71,668	258,745
1.520%	3-Month USD-LIBOR	S / Q	CME	07/31/26	6,477,000	104,360	23,811	80,549
1.550%	1 Day U.S. Fed Funds	A / A	CME	11/15/26	5,433,000	541	7,036	(6,495)
0.300%	6-Month JPY-LIBOR	S / S	LCH	09/20/27	JPY 440,000,000	(74,105)	(16,687)	(57,418)
0.300%	6-Month JPY-LIBOR	S / S	LCH	03/20/28	100,000,000	(17,020)	7,084	(24,104)
0.399%	6-Month JPY-LIBOR	S / S	LCH	06/18/28	50,000,000	(11,967)	(42)	(11,925)
0.450%	6-Month JPY-LIBOR	S / S	LCH	03/20/29	710,000,000	(213,581)	(86,980)	(126,601)
0.750%	6-Month GBP-LIBOR	S / S	LCH	03/18/30	GBP 200,000	6,803	2,068	4,735
0.750%	6-Month JPY-LIBOR	S / S	LCH	03/20/38	JPY 230,000,000	(169,160)	19,811	(188,971)
0.800%	6-Month JPY-LIBOR	S / S	LCH	10/22/38	10,000,000	(8,207)	—	(8,207)
0.705%	6-Month JPY-LIBOR	S / S	LCH	10/31/38	50,000,000	(32,694)	3,203	(35,897)
0.785%	6-Month JPY-LIBOR	S / S	LCH	11/12/38	20,000,000	(15,778)	68	(15,846)
0.750%	6-Month JPY-LIBOR	S / S	LCH	12/20/38	346,300,000	(249,786)	(36,792)	(212,994)
2.875%	3-Month USD-LIBOR	S / Q	CME	05/15/44	$223,000	(35,002)	2,745	(37,747)
1.810%	3-Month USD-LIBOR	S / Q	CME	11/15/44	493,000	27,500	660	26,840
1.850%	3-Month USD-LIBOR	S / Q	CME	11/15/44	4,720,000	224,114	9,931	214,183
0.641%	6-Month JPY-LIBOR	S / S	CME	05/09/46	JPY 187,300,000	(109,324)	—	(109,324)
1.498%	6-Month EUR-LIBOR	A / S	CME	08/23/47	EUR 543,000	(144,984)	(813)	(144,171)
1.000%	6-Month GBP-LIBOR	S / S	LCH	06/17/50	GBP 3,100,000	113,350	56,828	56,522

						($508,271)	($61,480)	($446,791)

Total Interest Rate Swaps						$15,644	$168,091	($152,447)

Total Swap Agreements						$174,512	$226,978	($52,466)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

(i)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$239,110,779	$—	$239,110,779	$—
	Senior Loan Notes	7,069,394	—	7,069,394	—
	Mortgage-Backed Securities	255,373,219	—	255,373,219	—
	Asset-Backed Securities	24,763,866	—	24,763,866	—
	U.S. Treasury Obligations	125,592,350	—	125,592,350	—
	Foreign Government Bonds & Notes	26,503,274	—	26,503,274	—
	Municipal Bonds	1,606,182	—	1,606,182	—
	Short-Term Investments	6,580,400	1,719,748	4,860,652	—
	Derivatives:
	Credit Contracts
	Swaps	197,064	—	197,064	—
	Foreign Currency Contracts
	Futures	398,568	398,568	—	—
	Forward Foreign Currency Contracts	620,177	—	620,177	—
	Purchased Options	14,984	—	14,984	—

	Total Foreign Currency Contracts	1,033,729	398,568	635,161	—

	Interest Rate Contracts
	Futures	1,560,758	1,560,758	—	—
	Purchased Options	16,232	—	16,232	—
	Swaps	1,269,751	—	1,269,751	—

	Total Interest Rate Contracts	2,846,741	1,560,758	1,285,983	—

	Total Assets - Derivatives	4,077,534	1,959,326	2,118,208	—

	Total Assets	690,676,998	3,679,074	686,997,924	—

Liabilities	Sale-buyback Financing Transactions	(64,535,554)	—	(64,535,554)	—
	Securities Sold Short:
	Mortgaged-Backed Securities	(7,627,589)	—	(7,627,589)	—
	Derivatives:
	Credit Contracts
	Swaps	(97,083)	—	(97,083)	—
	Foreign Currency Contracts
	Futures	(3,697)	(3,697)	—	—
	Forward Foreign Currency Contracts	(1,482,110)	—	(1,482,110)	—
	Written Options	(1,037)	—	(1,037)	—

	Total Foreign Currency Contracts	(1,486,844)	(3,697)	(1,483,147)	—

	Interest Rate Contracts
	Futures	(2,434,095)	(2,434,095)	—	—
	Written Options	(68,232)	—	(68,232)	—
	Swaps	(1,422,198)	—	(1,422,198)	—

	Total Interest Rate Contracts	(3,924,525)	(2,434,095)	(1,490,430)	—

	Total Liabilities - Derivatives	(5,508,452)	(2,437,792)	(3,070,660)	—

	Total Liabilities	(77,671,595)	(2,437,792)	(75,233,803)	—

	Total	$613,005,403	$1,241,282	$611,764,121	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments

December 31, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 51.8%

Basic Materials - 1.0%

Anglo American Capital PLC (South Africa) 3.750% due 04/10/22 ~	$250,000	$256,581
ArcelorMittal SA (Luxembourg) 6.250% due 02/25/22	295,000	318,073
CNAC HK Finbridge Co Ltd (China) 3.000% due 07/19/20 ~	200,000	200,401
DuPont de Nemours Inc 3.766% due 11/15/20	300,000	304,204
International Flavors & Fragrances Inc 3.400% due 09/25/20	65,000	65,563
LyondellBasell Industries NV 6.000% due 11/15/21	200,000	212,461
POSCO (South Korea) 2.375% due 11/12/22 ~	450,000	449,812

		1,807,095

Communications - 1.9%

America Movil Sab de CV (Mexico) 5.000% due 03/30/20	118,000	118,737
Axiata SPV2 Bhd (Malaysia) 3.466% due 11/19/20 ~	220,000	221,914
Baidu Inc (China)
2.875% due 07/06/22	200,000	201,638
3.500% due 11/28/22	200,000	205,725
Charter Communications Operating LLC
3.579% due 07/23/20	370,000	372,387
4.464% due 07/23/22	590,000	620,089
Comcast Corp 3.700% due 04/15/24	250,000	266,521
Crown Castle Towers LLC 3.720% due 07/15/43 ~	55,000	56,946
CSC Holdings LLC 10.875% due 10/15/25 ~	200,000	223,875
Expedia Group Inc 5.950% due 08/15/20	65,000	66,451
Fox Corp
3.666% due 01/25/22 ~	90,000	92,937
4.030% due 01/25/24 ~	105,000	111,939
JD.com Inc (China) 3.125% due 04/29/21	560,000	564,384
The Interpublic Group of Cos Inc 3.500% due 10/01/20	45,000	45,486
WPP Finance 2010 (United Kingdom) 3.625% due 09/07/22	69,000	71,398

		3,240,427

Consumer, Cyclical - 6.5%

American Airlines Pass Through Trust 3.700% due 04/15/27	161,185	163,046
Daimler Finance North America LLC (Germany)
2.200% due 05/05/20 ~	350,000	350,199
2.300% due 02/12/21 ~	805,000	806,596
Delta Air Lines Inc
2.600% due 12/04/20	65,000	65,202
2.875% due 03/13/20	885,000	885,181
DR Horton Inc 2.550% due 12/01/20	125,000	125,571
Ford Motor Credit Co LLC
2.681% due 01/09/20	700,000	700,057
2.865% (USD LIBOR + 0.930%) due 09/24/20 §	450,000	450,691

	Principal Amount	Value
3.350% due 11/01/22	$305,000	$308,143
3.470% due 04/05/21	200,000	201,863
3.813% due 10/12/21	200,000	203,705
General Motors Financial Co Inc
2.728% (USD LIBOR + 0.850%) due 04/09/21 §	200,000	200,442
3.200% due 07/13/20	435,000	437,026
3.450% due 01/14/22	95,000	97,134
3.550% due 07/08/22	95,000	97,800
4.200% due 11/06/21	65,000	67,396
Harley-Davidson Financial Services Inc
2.150% due 02/26/20 ~	165,000	165,005
2.395% (USD LIBOR + 0.500%) due 05/21/20 § ~	135,000	135,155
2.550% due 06/09/22 ~	85,000	85,317
2.847% (USD LIBOR + 0.940%) due 03/02/21 § ~	270,000	271,636
4.050% due 02/04/22 ~	340,000	351,010
Hasbro Inc
2.600% due 11/19/22	205,000	206,283
3.000% due 11/19/24	280,000	281,493
Hyundai Capital America
2.850% due 11/01/22 ~	121,000	122,364
3.000% due 06/20/22 ~	235,000	237,628
3.950% due 02/01/22 ~	405,000	416,434
Lennar Corp
2.950% due 11/29/20	775,000	779,185
Nissan Motor Acceptance Corp
2.150% due 09/28/20 ~	625,000	623,821
2.600% due 09/28/22 ~	115,000	115,139
3.150% due 03/15/21 ~	375,000	378,699
O’Reilly Automotive Inc 3.800% due 09/01/22	240,000	249,644
Panasonic Corp (Japan) 2.536% due 07/19/22 ~	200,000	201,761
QVC Inc
4.375% due 03/15/23	145,000	149,675
5.125% due 07/02/22	325,000	341,917
United Airlines Pass-Through Trust ‘B’ 3.500% due 11/01/29	90,000	90,971
Volkswagen Group of America Finance LLC (Germany)
2.500% due 09/24/21 ~	200,000	201,781
2.700% due 09/26/22 ~	200,000	202,311
3.875% due 11/13/20 ~	425,000	431,976

		11,199,257

Consumer, Non-Cyclical - 9.4%

AbbVie Inc
2.300% due 05/14/21	295,000	296,330
2.600% due 11/21/24 ~	665,000	669,558
2.900% due 11/06/22	375,000	382,751
3.200% due 11/06/22	45,000	46,189
Allergan Finance LLC 3.250% due 10/01/22	40,000	40,876
Allergan Funding SCS 3.450% due 03/15/22	130,000	132,972
Altria Group Inc
3.490% due 02/14/22	255,000	262,387
3.800% due 02/14/24	440,000	463,053
AmerisourceBergen Corp 3.500% due 11/15/21	150,000	153,597
Anthem Inc 2.500% due 11/21/20	245,000	246,128
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22	825,000	837,015

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Baxalta Inc 3.600% due 06/23/22	$95,000	$97,517
Bayer US Finance II LLC (Germany)
2.577% (USD LIBOR + 0.630%) due 06/25/21 § ~	210,000	210,716
3.500% due 06/25/21 ~	530,000	539,678
Becton Dickinson and Co
2.404% due 06/05/20	755,000	755,861
2.836% (USD LIBOR + 0.875%) due 12/29/20 §	56,000	56,028
2.894% due 06/06/22	165,000	167,722
3.125% due 11/08/21	150,000	152,834
Bristol-Myers Squibb Co
2.600% due 05/16/22 ~	95,000	96,569
2.750% due 02/15/23 ~	155,000	157,947
2.875% due 02/19/21 ~	165,000	166,899
2.900% due 07/26/24 ~	205,000	211,637
3.250% due 02/20/23 ~	45,000	46,599
3.550% due 08/15/22 ~	405,000	420,862
3.625% due 05/15/24 ~	40,000	42,266
Bunge Ltd Finance Corp
3.000% due 09/25/22	560,000	567,909
3.500% due 11/24/20	855,000	865,801
4.350% due 03/15/24	30,000	31,511
Cardinal Health Inc
2.616% due 06/15/22	125,000	126,262
3.079% due 06/15/24	150,000	154,319
3.200% due 03/15/23	210,000	215,644
3.500% due 11/15/24	270,000	282,017
Cigna Corp
2.550% (USD LIBOR + 0.650%) due 09/17/21 §	110,000	110,007
3.000% due 07/15/23 ~	175,000	178,845
3.400% due 09/17/21	185,000	189,405
3.750% due 07/15/23	265,000	277,965
3.900% due 02/15/22 ~	125,000	129,473
Conagra Brands Inc 2.703% (USD LIBOR + 0.750%) due 10/22/20 §	70,000	70,007
CVS Health Corp
2.625% due 08/15/24	75,000	75,658
3.350% due 03/09/21	438,000	445,284
3.700% due 03/09/23	410,000	427,070
Elanco Animal Health Inc 3.912% due 08/27/21	180,000	184,663
EMD Finance LLC (Germany) 2.950% due 03/19/22 ~	95,000	96,278
Equifax Inc
2.300% due 06/01/21	255,000	255,780
2.780% (USD LIBOR + 0.870%) due 08/15/21 §	105,000	105,409
3.600% due 08/15/21	255,000	260,898
Express Scripts Holding Co 2.664% (USD LIBOR + 0.750%) due 11/30/20 §	440,000	440,072
Global Payments Inc 2.650% due 02/15/25	170,000	170,807
HPHT Finance 15 Ltd (Hong Kong) 2.875% due 03/17/20 ~	200,000	200,183
Humana Inc
2.900% due 12/15/22	40,000	40,758
3.150% due 12/01/22	105,000	107,765
3.850% due 10/01/24	15,000	15,943
Imperial Brands Finance PLC (United Kingdom)
2.950% due 07/21/20 ~	525,000	526,530
3.750% due 07/21/22 ~	400,000	411,790

	Principal Amount	Value
Keurig Dr Pepper Inc 3.551% due 05/25/21	$255,000	$260,477
Molson Coors Brewing Co 2.250% due 03/15/20	450,000	449,836
Pernod Ricard SA (France)
4.450% due 01/15/22 ~	260,000	271,980
5.750% due 04/07/21 ~	240,000	251,232
Perrigo Finance Unlimited Co
3.500% due 12/15/21	375,000	380,080
3.900% due 12/15/24	455,000	467,563
Takeda Pharmaceutical Co Ltd (Japan) 4.000% due 11/26/21	400,000	413,723
Tyson Foods Inc 2.250% due 08/23/21	160,000	160,454

		16,273,389

Diversified - 0.2%

CK Hutchison International 17 II Ltd (United Kingdom) 2.750% due 03/29/23 ~	350,000	352,287

Energy - 5.2%

Cenovus Energy Inc (Canada) 3.000% due 08/15/22	265,000	268,656
China Shenhua Overseas Capital Co Ltd (China) 3.125% due 01/20/20 ~	725,000	725,197
Columbia Pipeline Group Inc 3.300% due 06/01/20	380,000	381,316
Diamondback Energy Inc 2.875% due 12/01/24	885,000	895,102
Energy Transfer Operating LP
4.250% due 03/15/23	250,000	261,159
5.875% due 01/15/24	560,000	619,970
7.500% due 10/15/20	705,000	732,763
Eni SPA (Italy) 4.000% due 09/12/23 ~	270,000	284,803
Enterprise Products Operating LLC 3.500% due 02/01/22	95,000	97,969
EQT Corp 2.679% (USD LIBOR + 0.770%) due 10/01/20 §	435,000	433,855
Marathon Oil Corp 2.800% due 11/01/22	510,000	518,485
MPLX LP
2.785% (USD LIBOR + 0.900%) due 09/09/21 §	60,000	60,190
2.985% (USD LIBOR + 1.100%) due 09/09/22 §	180,000	180,738
Occidental Petroleum Corp
2.600% due 08/13/21	315,000	317,374
2.700% due 08/15/22	200,000	202,107
Phillips 66 2.517% (USD LIBOR + 0.600%) due 02/26/21 §	165,000	165,011
Plains All American Pipeline LP 5.000% due 02/01/21	120,000	122,771
PTTEP Canada International Finance Ltd (Thailand) 5.692% due 04/05/21 ~	300,000	312,361
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	780,000	801,787
Saudi Arabian Oil Co (Saudi Arabia) 2.750% due 04/16/22 ~	235,000	237,608
Schlumberger Holdings Corp 3.750% due 05/01/24 ~	210,000	221,271

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
The Williams Cos Inc
3.350% due 08/15/22	$120,000	$122,929
3.700% due 01/15/23	515,000	533,419
Western Midstream Operating LP 4.000% due 07/01/22	425,000	435,590

		8,932,431

Financial - 18.0%

AerCap Ireland Capital DAC (Ireland)
3.950% due 02/01/22	400,000	413,270
4.450% due 12/16/21	220,000	229,293
4.625% due 10/30/20	430,000	438,638
AIG Global Funding
2.300% due 07/01/22 ~	165,000	165,897
3.350% due 06/25/21 ~	138,000	141,049
Air Lease Corp
2.250% due 01/15/23	175,000	175,173
2.500% due 03/01/21	70,000	70,326
3.500% due 01/15/22	90,000	92,485
American Campus Communities Operating Partnership LP REIT 3.350% due 10/01/20	240,000	242,012
American Express Co 3.000% due 02/22/21	365,000	369,385
American International Group Inc
4.875% due 06/01/22	165,000	176,131
6.400% due 12/15/20	365,000	380,137
Aon Corp 2.200% due 11/15/22	95,000	95,460
Aon PLC 2.800% due 03/15/21	550,000	555,670
Avolon Holdings Funding Ltd (Ireland)
3.625% due 05/01/22 ~	335,000	343,660
3.950% due 07/01/24 ~	65,000	67,818
Banco Santander Chile (Chile) 2.500% due 12/15/20 ~	445,000	445,401
Banco Santander Mexico SA (Mexico) 4.125% due 11/09/22 ~	400,000	416,504
Bank of America Corp
2.314% (USD LIBOR + 0.380%) due 01/23/22 §	660,000	660,879
2.503% due 10/21/22	345,000	348,452
2.597% (USD LIBOR + 0.650%) due 06/25/22 §	405,000	407,289
3.126% (USD LIBOR + 1.160%) due 01/20/23 §	295,000	299,400
Banque Federative du Credit Mutuel SA (France) 2.125% due 11/21/22 ~	335,000	335,420
BDO Unibank Inc (Philippines) 2.950% due 03/06/23 ~	400,000	404,303
BPCE SA (France) 3.119% (USD LIBOR + 1.220%) due 05/22/22 § ~	250,000	253,779
Brixmor Operating Partnership LP REIT 3.875% due 08/15/22	35,000	36,461
Capital One Financial Corp
2.400% due 10/30/20	455,000	456,447
3.200% due 01/30/23	180,000	185,071
3.500% due 06/15/23	130,000	135,095
3.900% due 01/29/24	170,000	180,286
Capital One NA
2.150% due 09/06/22	260,000	260,500
2.250% due 09/13/21	250,000	251,122
Citibank NA 2.844% due 05/20/22	305,000	308,729

	Principal Amount	Value
Citigroup Inc
2.312% due 11/04/22	$310,000	$310,983
2.700% due 03/30/21	245,000	247,332
2.900% due 12/08/21	585,000	594,655
Citizens Bank NA
2.250% due 10/30/20	250,000	250,809
2.550% due 05/13/21	250,000	251,929
3.250% due 02/14/22	305,000	312,534
Cooperatieve Rabobank UA (Netherlands) 3.950% due 11/09/22	375,000	392,111
Credit Suisse AG (Switzerland) 2.100% due 11/12/21	340,000	341,601
Crown Castle International Corp REIT
2.250% due 09/01/21	255,000	255,736
3.400% due 02/15/21	285,000	288,892
Danske Bank AS (Denmark)
2.200% due 03/02/20 ~	480,000	479,992
3.001% due 09/20/22 ~	455,000	458,624
5.000% due 01/12/22 ~	245,000	257,234
Deutsche Bank AG (Germany)
2.950% due 08/20/20	200,000	200,487
3.150% due 01/22/21	175,000	175,807
3.192% (USD LIBOR + 1.290%) due 02/04/21 §	250,000	250,457
3.375% due 05/12/21	160,000	161,691
Discover Bank
3.100% due 06/04/20	635,000	637,403
7.000% due 04/15/20	810,000	820,908
First Niagara Financial Group Inc 7.250% due 12/15/21	120,000	131,433
GE Capital International Funding Co Unlimited Co 2.342% due 11/15/20	1,110,000	1,111,070
Highwoods Realty LP REIT 3.625% due 01/15/23	175,000	180,773
HSBC Bank USA NA 4.875% due 08/24/20	475,000	483,236
HSBC Holdings PLC (United Kingdom) 2.504% (USD LIBOR + 0.600%) due 05/18/21 §	200,000	200,218
ING Groep NV (Netherlands) 3.111% (USD LIBOR + 1.150%) due 03/29/22 §	205,000	207,862
JPMorgan Chase & Co 2.435% (USD LIBOR + 0.550%) due 03/09/21 §	490,000	490,176
KeyBank NA 3.300% due 02/01/22	420,000	431,461
Marsh & McLennan Cos Inc
3.500% due 12/29/20	240,000	243,562
3.875% due 03/15/24	190,000	202,651
Morgan Stanley
2.451% (USD LIBOR + 0.550%) due 02/10/21 §	310,000	310,154
2.500% due 04/21/21	175,000	176,368
2.750% due 05/19/22	245,000	249,489
5.500% due 07/24/20	125,000	127,534
Nordea Bank Abp (Finland) 4.875% due 05/13/21 ~	200,000	207,382
Park Aerospace Holdings Ltd (Ireland)
3.625% due 03/15/21 ~	230,000	233,406
5.250% due 08/15/22 ~	190,000	202,960
Regions Bank 2.289% (USD LIBOR + 0.380%) due 04/01/21 §	535,000	535,221
Reinsurance Group of America Inc 5.000% due 06/01/21	35,000	36,355

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	$405,000	$407,282
Santander UK PLC (United Kingdom) 2.125% due 11/03/20	385,000	385,492
SBA Tower Trust REIT
2.836% due 01/15/50 ~	405,000	409,471
3.168% due 04/09/47 ~	370,000	373,985
3.448% due 03/15/48 ~	320,000	329,765
Standard Chartered PLC (United Kingdom) 2.744% due 09/10/22 ~	200,000	201,398
Swedbank AB (Sweden) 2.650% due 03/10/21 ~	680,000	685,042
Synchrony Financial
2.700% due 02/03/20	1,095,000	1,095,396
2.850% due 07/25/22	801,000	810,798
The Goldman Sachs Group Inc
2.707% (USD LIBOR + 0.780%) due 10/31/22 §	100,000	100,712
2.875% due 02/25/21	255,000	257,566
3.000% due 04/26/22	85,000	86,062
3.046% (USD LIBOR + 1.110%) due 04/26/22 §	295,000	298,015
5.750% due 01/24/22	495,000	531,336
Trinity Acquisition PLC 3.500% due 09/15/21	115,000	117,200
Truist Bank 2.800% due 05/17/22	230,000	234,355
UBS Group AG (Switzerland)
3.000% due 04/15/21 ~	680,000	689,095
3.130% (USD LIBOR + 1.220%) due 05/23/23 § ~	255,000	258,675
US Bank NA 2.256% (USD LIBOR + 0.320%) due 04/26/21 §	275,000	275,730
Ventas Realty LP REIT 3.100% due 01/15/23	60,000	61,417
Wells Fargo & Co
2.550% due 12/07/20	23,000	23,144
3.500% due 03/08/22	170,000	175,595
Wells Fargo Bank NA
2.082% due 09/09/22	250,000	250,434
3.325% due 07/23/21	580,000	584,598
Willis Towers Watson PLC 5.750% due 03/15/21	470,000	489,886

		30,924,487

Industrial - 4.6%

Avnet Inc 3.750% due 12/01/21	197,000	202,183
Boral Finance Pty Ltd (Australia) 3.000% due 11/01/22 ~	35,000	35,139
CNH Industrial Capital LLC
3.875% due 10/15/21	475,000	488,794
4.375% due 11/06/20	480,000	488,400
DAE Funding LLC (United Arab Emirates)
4.000% due 08/01/20 ~	210,000	211,919
5.250% due 11/15/21 ~	220,000	228,745
Eagle Materials Inc 4.500% due 08/01/26	50,000	51,908
Eastern Creation II Investment Holdings Ltd (China) 2.750% due 09/26/20 ~	400,000	400,803
GATX Corp 2.600% due 03/30/20	235,000	235,152

	Principal Amount	Value
General Electric Co
2.700% due 10/09/22	$245,000	$248,337
3.150% due 09/07/22	130,000	132,880
3.450% due 05/15/24	135,000	140,149
4.650% due 10/17/21	138,000	143,877
5.300% due 02/11/21	30,000	30,944
Jabil Inc 5.625% due 12/15/20	115,000	118,748
Martin Marietta Materials Inc 2.549% (USD LIBOR + 0.650%) due 05/22/20 §	220,000	220,271
Northrop Grumman Corp 2.550% due 10/15/22	165,000	167,468
Penske Truck Leasing Co LP
3.050% due 01/09/20 ~	865,000	865,118
3.200% due 07/15/20 ~	50,000	50,218
3.300% due 04/01/21 ~	325,000	329,913
3.650% due 07/29/21 ~	115,000	117,655
Republic Services Inc 2.500% due 08/15/24	185,000	187,152
Roper Technologies Inc
2.350% due 09/15/24	80,000	80,474
2.800% due 12/15/21	195,000	197,905
3.000% due 12/15/20	315,000	317,722
3.125% due 11/15/22	410,000	420,243
3.650% due 09/15/23	95,000	99,751
SMBC Aviation Capital Finance DAC (Ireland)
3.550% due 04/15/24 ~	200,000	207,720
4.125% due 07/15/23 ~	265,000	278,833
United Technologies Corp 2.554% (USD LIBOR + 0.650%) due 08/16/21 §	125,000	125,017
Vulcan Materials Co
2.494% (USD LIBOR + 0.600%) due 06/15/20 §	640,000	640,706
2.557% (USD LIBOR + 0.650%) due 03/01/21 §	390,000	390,839

		7,854,983

Technology - 1.8%

Apple Inc 2.400% due 05/03/23	165,000	167,809
Broadcom Corp
2.375% due 01/15/20	615,000	615,033
3.000% due 01/15/22	415,000	421,106
Fiserv Inc 2.750% due 07/01/24	380,000	386,819
International Business Machines Corp 2.850% due 05/13/22	320,000	327,022
Microchip Technology Inc 3.922% due 06/01/21	515,000	526,743
NXP BV (Netherlands)
3.875% due 09/01/22 ~	200,000	207,534
4.125% due 06/01/21 ~	200,000	205,082
4.625% due 06/01/23 ~	200,000	213,845

		3,070,993

Utilities - 3.2%
American Electric Power Co Inc 3.650% due 12/01/21	50,000	51,586
CenterPoint Energy Inc 3.600% due 11/01/21	75,000	76,956
Dominion Energy Inc 2.579% due 07/01/20	260,000	260,563

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Edison International
2.125% due 04/15/20	$385,000	$385,242
3.125% due 11/15/22	155,000	157,452
Enel Finance International NV (Italy)
2.875% due 05/25/22 ~	520,000	526,642
4.250% due 09/14/23 ~	205,000	217,050
Exelon Generation Co LLC
2.950% due 01/15/20	575,000	575,097
4.000% due 10/01/20	219,000	221,136
FirstEnergy Corp 2.850% due 07/15/22	240,000	243,877
Israel Electric Corp Ltd (Israel) 5.000% due 11/12/24 ~	300,000	330,515
NextEra Energy Capital Holdings Inc 2.464% (USD LIBOR + 0.550%) due 08/28/21 §	210,000	210,037
NRG Energy Inc 3.750% due 06/15/24 ~	130,000	134,422
San Diego Gas & Electric Co 1.914% due 02/01/22	69,644	69,396
Sempra Energy
2.501% (USD LIBOR + 0.500%) due 01/15/21 §	320,000	320,059
2.850% due 11/15/20	410,000	412,356
2.875% due 10/01/22	25,000	25,470
State Grid Overseas Investment Ltd (China) 2.250% due 05/04/20 ~	615,000	614,979
Vistra Operations Co LLC 3.550% due 07/15/24 ~	705,000	714,301

		5,547,136

Total Corporate Bonds & Notes (Cost $88,215,667)		89,202,485

MORTGAGE-BACKED SECURITIES - 17.5%

Collateralized Mortgage Obligations - Commercial - 2.8%

BAMLL Commercial Mortgage Securities Trust
2.590% (USD LIBOR + 0.850%) due 09/15/34 § ~	600,000	598,572
3.490% due 04/14/33 ~	130,000	134,636
Banc of America Commercial Mortgage Trust 1.957% due 02/15/50	51,292	51,142
Bank 2019-BNK19 2.263% due 08/15/61	109,322	109,828
Bank 2019-BNK24 2.056% due 11/15/62	130,000	129,983
CGDB Commercial Mortgage Trust 3.390% (USD LIBOR + 1.650%) due 11/15/36 § ~	350,000	349,924
Commercial Mortgage Trust
1.443% due 08/10/49	34,437	34,226
1.770% due 02/10/49	2,616	2,610
1.965% due 02/10/50	48,519	48,446
3.221% due 10/10/48	200,000	200,904
Credit Suisse Mortgage Capital Certificates Trust 3.340% (USD LIBOR + 1.600%) due 05/15/36 § ~	210,000	210,429
CSAIL Commercial Mortgage Trust
2.025% due 09/15/50	121,065	120,703
2.360% due 06/15/52	144,386	145,277
Fontainebleau Miami Beach Trust 3.750% due 12/10/36 ~	330,000	338,113
Great Wolf Trust 3.355% (USD LIBOR + 1.633%) due 12/15/36 § ~	145,000	144,968

	Principal Amount	Value
GS Mortgage Securities Trust
1.429% due 10/10/49	$21,538	$21,469
1.593% due 07/10/48	576	575
InTown Hotel Portfolio Trust
2.440% (USD LIBOR + 0.700%) due 01/15/33 § ~	100,000	99,758
2.990% (USD LIBOR + 1.250%) due 01/15/33 § ~	100,000	99,776
JP Morgan Chase Commercial Mortgage Securities Trust
3.090% (USD LIBOR + 1.350%) due 09/15/29 § ~	380,000	380,472
3.340% (USD LIBOR + 1.600%) due 09/15/29 § ~	120,000	120,225
JPMBB Commercial Mortgage Securities Trust 1.423% due 06/15/49	7,240	7,211
Morgan Stanley Bank of America Merrill Lynch Trust
1.597% due 05/15/49	6,524	6,500
1.706% due 05/15/48	32,421	32,346
4.110% due 10/15/47 §	195,000	207,385
Morgan Stanley Capital I Trust
1.638% due 05/15/48	26,657	26,593
3.177% due 11/10/36 ~	255,000	250,397
New Orleans Hotel Trust 3.029% (USD LIBOR + 1.289%) due 04/15/32 § ~	385,000	384,461
RETL RVP ‘A’ 2.890% (USD LIBOR + 1.150%) due 03/15/36 § ~	83,809	83,947
SLIDE Fund Trust 3.590% (USD LIBOR + 1.850%) due 06/15/31 § ~	125,638	125,870
Wells Fargo Commercial Mortgage Trust
1.577% due 01/15/59	5,164	5,156
1.968% due 07/15/50	96,010	95,859
1.975% due 09/15/50	95,617	95,342
WFRBS Commercial Mortgage Trust 4.697% due 04/15/45	195,000	203,305

		4,866,408

Collateralized Mortgage Obligations - Residential - 9.0%

COLT Mortgage Loan Trust
2.764% due 08/25/49 § ~	334,307	334,687
2.930% due 02/25/48 § ~	27,389	27,473
3.084% due 02/25/48 § ~	22,827	22,898
3.337% due 05/25/49 § ~	131,116	131,442
3.470% due 07/27/48 § ~	115,442	116,013
3.542% due 07/27/48 § ~	56,322	56,606
4.006% due 12/28/48 § ~	202,517	203,798
4.108% due 12/28/48 § ~	196,944	198,186
Connecticut Avenue Securities Trust
2.542% (USD LIBOR + 0.750%) due 09/25/31 § ~	39,592	39,598
2.542% (USD LIBOR + 0.750%) due 06/25/39 § ~	102,191	102,217
2.542% (USD LIBOR + 0.750%) due 07/25/39 § ~	124,086	124,121
2.542% (USD LIBOR + 0.750%) due 09/25/39 § ~	161,188	161,279
Deephaven Residential Mortgage Trust
2.577% due 10/25/47 § ~	92,487	92,661
2.711% due 10/25/47 § ~	24,339	24,386
2.813% due 10/25/47 § ~	24,339	24,385
2.964% due 07/25/59 § ~	265,358	266,748
2.976% due 12/25/57 § ~	70,935	71,064
3.479% due 04/25/58 § ~	114,200	115,168

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
3.485% due 12/26/46 § ~	$16,041	$16,064
3.763% due 04/25/59 § ~	142,681	143,805
3.921% due 04/25/59 § ~	100,000	101,520
3.963% due 08/25/58 § ~	50,679	51,091
4.080% due 10/25/58 § ~	409,272	414,632
Ellington Financial Mortgage Trust 2.739% due 11/25/59 § ~	386,266	386,935
Fannie Mae Connecticut Avenue Securities
2.472% (USD LIBOR + 0.680%) due 10/25/30 §	86,637	86,674
2.512% (USD LIBOR + 0.720%) due 01/25/31 §	40,743	40,760
2.542% (USD LIBOR + 0.750%) due 02/25/30 §	21,096	21,097
2.642% (USD LIBOR + 0.850%) due 11/25/29 §	61,988	62,012
2.892% (USD LIBOR + 1.100%) due 11/25/29 §	400,000	398,401
3.142% (USD LIBOR + 1.350%) due 09/25/29 §	150,000	150,240
Fannie Mae REMICS
3.000% due 11/25/47	293,996	305,016
4.000% due 06/25/44	27,029	27,938
Flagstar Mortgage Trust 4.000% due 09/25/48 § ~	360,957	368,577
Freddie Mac REMICS 2.000% due 02/15/40	188,296	189,084
Freddie Mac Stacr Remic Trust 2.562% (USD LIBOR + 0.770%) due 11/25/49 § ~	140,000	140,087
Freddie Mac STACR Trust
2.522% (USD LIBOR + 0.730%) due 07/25/49 § ~	56,302	56,311
3.192% (USD LIBOR + 1.400%) due 02/25/49 § ~	135,000	135,127
Freddie Mac Structured Agency Credit Risk Debt
2.542% (USD LIBOR + 0.750%) due 03/25/30 §	133,294	133,425
2.592% (USD LIBOR + 0.800%) due 12/25/29 §	60,028	60,061
2.992% (USD LIBOR + 1.200%) due 08/25/29 §	36,761	36,790
3.813% due 05/25/48 § ~	45,329	45,378
3.984% due 09/25/47 § ~	12,084	12,118
3.992% (USD LIBOR + 2.200%) due 09/25/24 §	340,327	344,439
4.152% due 08/25/48 § ~	30,415	30,517
4.459% due 11/25/48 § ~	37,955	37,913
Freddie Mac Whole Loan Securities Trust 3.822% due 05/25/47 § ~	38,729	38,947
Galton Funding Mortgage Trust
3.339% due 10/25/59 § ~	140,000	140,374
3.500% due 11/25/57 § ~	127,584	128,513
4.000% due 02/25/59 § ~	187,910	190,160
Government National Mortgage Association 2.065% (USD LIBOR + 0.300%) due 09/20/48 §	34,741	34,617
GS Mortgage-Backed Securities Trust 2.455% due 07/25/44 § ~	19,011	19,050
Homeward Opportunities Fund I Trust
2.675% due 11/25/59 § ~	244,093	243,933
3.454% due 01/25/59 § ~	261,999	264,044
3.606% due 01/25/59 § ~	179,657	181,052
3.766% due 06/25/48 § ~	102,097	102,993
3.897% due 06/25/48 § ~	83,534	84,292
Metlife Securitization Trust 3.000% due 04/25/55 § ~	114,072	115,580

	Principal Amount	Value
New Residential Mortgage Loan Trust
2.710% due 11/25/59 § ~	$294,020	$294,690
2.802% due 07/25/49 § ~	252,188	252,724
3.086% due 07/25/49 § ~	103,577	103,697
3.675% due 01/25/49 § ~	410,838	414,002
3.986% due 11/25/48 § ~	165,858	167,755
OBX 2019-EXP2 Trust
2.692% (USD LIBOR + 0.900%) due 06/25/59 § ~	168,042	168,462
2.992% (USD LIBOR + 1.200%) due 06/25/59 § ~	271,705	272,805
OBX 2019-EXP3 Trust 2.692% (USD LIBOR + 0.900%) due 10/25/59 § ~	480,954	479,847
Sequoia Mortgage Trust
3.500% due 02/25/48 § ~	182,906	183,913
4.000% due 06/25/48 § ~	400,196	406,411
4.000% due 08/25/48 § ~	315,297	322,078
4.500% due 08/25/48 § ~	52,549	54,203
SG Residential Mortgage Trust
2.703% due 09/25/59 § ~	155,994	156,063
2.877% due 09/25/59 § ~	389,986	390,156
STACR Trust
2.592% (USD LIBOR + 0.800%) due 12/25/30 § ~	200,463	200,636
2.642% (USD LIBOR + 0.850%) due 02/25/47 § ~	72,841	72,848
3.042% (USD LIBOR + 1.250%) due 02/25/47 § ~	215,000	215,412
Starwood Mortgage Residential Trust
2.610% due 09/27/49 § ~	96,195	95,851
2.941% due 06/25/49 § ~	213,646	214,067
3.299% due 06/25/49 § ~	148,245	148,658
3.468% due 02/25/49 § ~	381,422	384,734
4.121% due 10/25/48 § ~	506,609	516,748
Verus Securitization Trust
2.913% due 07/25/59 § ~	342,544	343,512
2.929% due 02/25/48 § ~	36,149	36,242
3.000% due 11/25/59 ~	411,127	411,819
3.100% due 11/25/59 § ~	163,748	163,418
3.117% due 07/25/59 § ~	210,094	210,685
3.211% due 05/25/59 § ~	189,877	191,238
3.402% due 12/25/59 § ~	102,804	103,644
3.677% due 06/01/58 § ~	127,172	128,199
3.779% due 06/01/58 § ~	55,292	55,754
3.830% due 06/01/58 § ~	55,292	55,761
3.836% due 02/25/59 § ~	348,159	352,124
4.148% due 10/25/58 § ~	398,379	404,360

		15,424,813

Fannie Mae - 3.7%

3.000% due 11/01/29 - 09/01/30	154,016	158,610
3.500% due 06/01/29 - 11/01/47	1,458,732	1,519,131
4.000% due 01/01/47 - 11/01/49	1,031,422	1,075,021
4.500% due 04/01/26 - 11/01/49	1,605,396	1,704,234
5.000% due 01/01/20 - 02/01/49	842,494	916,783
5.500% due 10/01/35 - 02/01/42	402,391	452,601
6.000% due 11/01/35 - 02/01/49	406,339	464,687

		6,291,067

Freddie Mac - 0.2%

4.500% due 03/01/49 - 12/01/49	279,696	294,951
5.500% due 12/01/39	23,019	25,939

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
7.000% due 03/01/39	$37,566	$43,689
7.500% due 06/01/38	41,817	48,518

		413,097

Government National Mortgage Association - 1.8%

4.000% due 05/20/49 - 11/20/49	497,679	518,061
4.500% due 06/20/48 - 06/20/49	613,827	643,086
5.000% due 01/20/48 - 06/20/49	1,258,543	1,335,792
5.500% due 09/15/45 - 02/20/49	422,329	460,479
6.000% due 07/15/36	101,537	116,110

		3,073,528

Total Mortgage-Backed Securities (Cost $29,957,461)		30,068,913

ASSET-BACKED SECURITIES - 14.2%

Allegro CLO Ltd (Cayman) 2.780% (USD LIBOR + 0.840%) due 07/25/27 § ~	283,093	283,027
Ally Auto Receivables Trust
2.460% due 09/15/22	40,000	40,103
2.930% due 11/15/23	70,000	70,390
Ally Master Owner Trust 3.300% due 07/17/23	105,000	107,077
American Express Credit Account Master Trust 3.070% due 10/15/24	865,000	883,892
AmeriCredit Automobile Receivables Trust
2.690% due 06/19/23	110,000	111,087
2.710% due 08/18/22	100,000	100,620
2.710% due 09/08/22	315,000	316,924
2.740% due 12/08/22	535,000	538,497
3.080% due 12/18/23	522,000	530,294
3.340% due 08/08/21	130,342	130,457
3.820% due 03/18/24	860,000	890,210
Applebee’s Funding LLC 4.194% due 06/07/49 ~	150,000	152,252
ARI Fleet Lease Trust
1.910% due 04/15/26 ~	16,121	16,106
2.550% due 10/15/26 ~	330,617	330,983
Ascentium Equipment Receivables Trust
2.290% due 06/10/21 ~	41,920	41,954
2.920% due 12/10/20 ~	13,011	13,022
Avis Budget Rental Car Funding AESOP LLC
2.500% due 02/20/21 ~	80,000	80,007
2.500% due 07/20/21 ~	275,000	275,343
2.650% due 03/20/26 ~	425,000	422,357
2.720% due 11/20/22 ~	535,000	538,472
3.700% due 03/20/23 ~	100,000	101,920
4.530% due 03/20/23 ~	130,000	133,332
Bayview Mortgage Fund Trust 3.500% due 01/28/58 § ~	155,051	156,712
Bayview Opportunity Master Fund Trust 3.500% due 01/28/55 § ~	94,122	95,396
BlueMountain CLO Ltd (Cayman) 2.933% (USD LIBOR + 0.930%) due 07/18/27 § ~	270,000	269,765
BRE Grand Islander Timeshare Issuer LLC 3.280% due 09/26/33 ~	349,139	356,358
Capital Auto Receivables Asset Trust
2.700% due 09/20/22 ~	65,000	65,498
3.360% due 11/21/22 ~	160,000	161,500
3.480% due 10/20/23 ~	60,000	60,697
3.690% due 12/20/23 ~	80,000	81,174

	Principal Amount	Value
CBAM Ltd (Cayman) 3.281% (USD LIBOR + 1.280%) due 02/12/30 § ~	$760,000	$761,538
CNH Equipment Trust
1.930% due 03/15/24	315,000	314,266
3.010% due 04/15/24	195,000	198,619
Cole Park CLO Ltd (Cayman) 3.016% (USD LIBOR + 1.050%) due 10/20/28 § ~	435,000	434,486
Driven Brands Funding LLC 5.216% due 07/20/45 ~	417,600	427,342
Elara HGV Timeshare Issuer LLC
2.530% due 02/25/27 ~	28,100	28,124
2.690% due 03/25/30 ~	54,933	55,285
Enterprise Fleet Financing LLC
2.040% due 02/22/22 ~	192,637	192,569
3.140% due 02/20/24 ~	107,620	108,478
Ford Credit Auto Owner Trust
2.030% due 12/15/27 ~	350,000	350,107
3.520% due 07/15/30 ~	545,000	572,342
GM Financial Automobile Leasing Trust
3.110% due 12/20/21	105,000	105,525
3.370% due 10/20/22	245,000	246,337
3.500% due 04/20/22	80,000	80,780
3.560% due 12/20/22	275,000	278,947
GM Financial Consumer Automobile Trust 2.450% due 07/17/23 ~	100,000	100,284
GMF Floorplan Owner Revolving Trust
2.630% due 07/15/22 ~	190,000	190,248
2.700% due 04/15/24 ~	170,000	171,153
3.240% due 03/15/23 ~	352,000	356,190
3.500% due 09/15/23 ~	220,000	225,315
GreatAmerica Leasing Receivables Funding LLC 2.600% due 06/15/21 ~	80,466	80,661
Hardee’s Funding LLC 4.250% due 06/20/48 ~	133,348	134,288
Hilton Grand Vacations Trust
1.770% due 11/25/26 ~	41,853	41,744
2.660% due 12/26/28 ~	42,491	42,672
2.960% due 12/26/28 ~	42,491	42,659
Hyundai Auto Receivables Trust
2.380% due 04/17/23	395,000	396,116
2.940% due 05/15/25	165,000	168,078
Madison Park Funding Ltd (Cayman)
3.156% (USD LIBOR + 1.190%) due 10/21/30 § ~	500,000	500,581
3.603% (USD LIBOR + 1.300%) due 07/15/32 § ~	250,000	250,931
Mill City Mortgage Loan Trust 2.500% due 04/25/57 § ~	35,978	35,997
MMAF Equipment Finance LLC
2.040% due 02/16/22 ~	48,852	48,850
3.200% due 09/12/22 ~	210,000	212,418
MVW Owner Trust
2.150% due 04/22/30 ~	12,081	12,078
2.420% due 12/20/34 ~	383,504	384,391
2.890% due 11/20/36 ~	401,131	406,291
Navient Private Education Refi Loan Trust
2.400% due 10/15/68 ~	215,000	213,725
2.530% due 02/18/42 ~	59,127	59,139
Navient Private Education Refi Loan Trust ‘A1’ 2.820% due 02/15/68 ~	226,200	227,468
Neuberger Berman CLO Ltd (Cayman) 2.851% (USD LIBOR + 0.850%) due 01/15/28 § ~	250,000	249,999

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
OCP CLO Ltd (Cayman)
2.756% (USD LIBOR + 0.820%) due 10/26/27 § ~	$360,000	$360,034
3.086% (USD LIBOR + 1.120%) due 07/20/29 § ~	415,000	412,876
OZLM VIII Ltd (Cayman) 3.172% (USD LIBOR + 1.170%) due 10/17/29 § ~	250,000	249,097
Planet Fitness Master Issuer LLC 4.262% due 09/05/48 ~	197,500	201,297
Santander Drive Auto Receivables Trust
2.460% due 03/15/22	57,820	57,873
2.580% due 05/16/22	13,618	13,628
2.960% due 03/15/24	960,000	965,280
3.210% due 09/15/23	210,000	211,782
3.270% due 01/17/23	110,000	110,409
3.520% due 12/15/22	125,000	125,682
3.530% due 08/16/21	61,878	61,985
3.650% due 12/15/21	64,424	64,577
4.020% due 04/15/22	105,000	105,656
Santander Retail Auto Lease Trust
2.960% due 11/21/22 ~	85,000	85,344
3.010% due 05/22/23 ~	180,000	182,119
Sierra Timeshare Conduit Receivables Funding LLC 2.910% due 03/20/34 ~	617,805	622,862
Sierra Timeshare Receivables Funding LLC 2.330% due 07/20/33 ~	16,509	16,472
2.430% due 10/20/33 ~	44,491	44,398
2.580% due 09/20/32 ~	152,094	152,352
3.080% due 03/21/33 ~	124,470	125,131
SLM Student Loan Trust
2.192% (USD LIBOR + 0.400%) due 03/25/25 §	110,618	106,835
3.440% (USD LIBOR + 1.500%) due 04/25/23 §	20,421	20,488
3.640% (USD LIBOR + 1.700%) due 07/25/23 §	31,816	32,047
SMB Private Education Loan Trust
2.740% (USD LIBOR + 1.000%) due 06/15/27 § ~	59,089	59,233
2.890% (USD LIBOR + 1.150%) due 05/15/26 § ~	111,813	112,091
3.050% due 05/15/26 ~	52,618	52,884
3.240% (USD LIBOR + 1.500%) due 04/15/32 § ~	225,000	226,928
Synchrony Card Funding LLC 2.340% due 06/15/25	430,000	434,067
Synchrony Credit Card Master Note Trust
2.620% due 09/15/23	85,000	85,105
3.360% due 03/15/24	780,000	784,726
Towd Point Mortgage Trust
2.250% due 07/25/56 § ~	43,505	43,348
2.750% due 02/25/55 § ~	27,028	27,106
2.750% due 04/25/55 § ~	41,902	41,956
2.750% due 05/25/55 § ~	42,424	42,495
2.750% due 08/25/55 § ~	40,835	41,021
2.750% due 10/25/56 § ~	51,821	52,291
2.750% due 04/25/57 § ~	109,698	110,538
3.000% due 01/25/58 § ~	80,676	81,704
3.750% due 05/25/58 § ~	105,903	110,098

	Principal Amount	Value
Toyota Auto Receivables Owner Trust 3.000% due 05/15/24	$1,085,000	$1,114,996
Verizon Owner Trust
2.360% due 05/20/21 ~	125,000	125,013
2.530% due 04/20/22 ~	120,000	120,251
2.650% due 09/20/21 ~	100,000	100,206
Volvo Financial Equipment LLC 3.060% due 12/15/25 ~	265,000	266,920
World Omni Automobile Lease Securitization Trust 2.320% due 08/15/22	22,194	22,196

Total Asset-Backed Securities (Cost $24,179,092)		24,444,844

U.S. TREASURY OBLIGATIONS - 16.0%

U.S. Treasury Notes - 16.0%

1.500% due 09/15/22	2,590,000	2,583,120
1.625% due 12/15/22	2,155,000	2,156,023
1.750% due 06/15/22	1,875,000	1,882,136
1.750% due 07/15/22	1,840,000	1,846,636
2.125% due 05/15/22	2,170,000	2,196,378
2.250% due 04/15/22	1,615,000	1,638,425
2.375% due 03/15/22	3,740,000	3,804,055
2.500% due 01/15/22	4,250,000	4,326,459
2.500% due 02/15/22	6,000,000	6,113,091
2.625% due 12/15/21	930,000	948,372

		27,494,695

Total U.S. Treasury Obligations (Cost $27,378,726)		27,494,695

SHORT-TERM INVESTMENTS - 1.4%

Commercial Paper - 0.1%

Ford Motor Credit Co LLC 3.223% due 07/27/20	260,000	255,839

	Shares

Money Market Fund - 1.3%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.510%	2,166,043	2,166,043

Total Short-Term Investments (Cost $2,421,311)		2,421,882

TOTAL INVESTMENTS - 100.9% (Cost $172,152,257)		173,632,819

DERIVATIVES - 0.0%		34,308

OTHER ASSETS & LIABILITIES, NET - (0.9%)		(1,633,598)

NET ASSETS - 100.0%		$172,033,529

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of December 31, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	03/20	210	$45,314,778	$45,255,000	($59,778)
U.S. Treasury Ultra 10-Year Notes	03/20	2	284,753	281,406	(3,347)
					(63,125)

Short Futures Outstanding
U.S. Treasury 5-Year Notes	03/20	60	7,147,936	7,116,563	31,373
U.S. Treasury 10-Year Notes	03/20	46	5,973,466	5,907,406	66,060
					97,433
Total Futures Contracts					$34,308

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$89,202,485	$—	$89,202,485	$—
	Mortgage-Backed Securities	30,068,913	—	30,068,913	—
	Asset-Backed Securities	24,444,844	—	24,444,844	—
	U.S. Treasury Obligations	27,494,695	—	27,494,695	—
	Short-Term Investments	2,421,882	2,166,043	255,839	—
	Derivatives:
	Interest Rate Contracts
	Futures	97,433	97,433	—	—

	Total Assets	173,730,252	2,263,476	171,466,776	—

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(63,125)	(63,125)	—	—

	Total Liabilities - Derivatives	(63,125)	(63,125)	—	—

	Total	$173,667,127	$2,200,351	$171,466,776	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 17.1%

Argentina - 0.2%

MSU Energy SA 6.875% due 02/01/25 ~	$150,000	$91,987
YPF SA 8.500% due 07/28/25 ~	50,000	47,396

		139,383

Azerbaijan - 0.8%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	220,000	261,240
State Oil Co of the Azerbaijan Republic 6.950% due 03/18/30 ~	200,000	246,022

		507,262

Brazil - 1.2%

NBM US Holdings Inc 7.000% due 05/14/26 ~	200,000	217,077
Petrobras Global Finance BV
5.093% due 01/15/30 ~	76,000	81,530
6.850% due 06/05/15	120,000	137,543
6.875% due 01/20/40	95,000	111,643
Vale Overseas Ltd
6.875% due 11/21/36	80,000	104,275
6.875% due 11/10/39	80,000	104,475

		756,543

Chile - 1.8%

Corp Nacional del Cobre de Chile
4.375% due 02/05/49 ~	246,000	264,426
4.875% due 11/04/44 ~	200,000	229,757
5.625% due 10/18/43 ~	200,000	251,762
Empresa Nacional del Petroleo 4.500% due 09/14/47 ~	200,000	204,655
VTR Finance BV 6.875% due 01/15/24 ~	180,000	184,425

		1,135,025

China - 1.7%

Amber Circle Funding Ltd 3.250% due 12/04/22 ~	200,000	204,747
China Evergrande Group 7.500% due 06/28/23 ~	200,000	174,475
Sinochem Overseas Capital Co Ltd
4.500% due 11/12/20 ~	100,000	101,801
6.300% due 11/12/40 ~	100,000	136,913
Sunac China Holdings Ltd 7.950% due 08/08/22 ~	200,000	208,988
Yuzhou Properties Co Ltd 6.375% due 03/06/21 ~	200,000	202,750

		1,029,674

Colombia - 0.5%

Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP 336,000,000	108,158
Millicom International Cellular SA 5.125% due 01/15/28 ~	$200,000	210,271

		318,429

	Principal Amount	Value
Georgia - 0.4%

Georgian Railway JSC 7.750% due 07/11/22 ~	$200,000	$219,616

Indonesia - 0.8%

P.T. Pertamina Persero 6.000% due 05/03/42 ~	200,000	244,796
P.T. Perusahaan Listrik Negara 5.500% due 11/22/21 ~	230,000	243,892

		488,688

Ireland - 0.4%

C&W Senior Financing DAC 7.500% due 10/15/26 ~	200,000	217,037

Jamaica - 0.3%

Digicel Ltd 6.000% due 04/15/21 ~	200,000	156,582

Kazakhstan - 1.1%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	220,000	229,293
Halyk Savings Bank of Kazakhstan JSC 5.500% due 12/21/22 ~	66,249	66,925
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	300,000	403,611

		699,829

Luxembourg - 0.4%

Altice Financing SA 7.500% due 05/15/26 ~	200,000	215,370

Malaysia - 0.4%

Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	250,000	259,469

Mexico - 3.4%

Axtel SAB de CV 6.375% due 11/14/24 ~	200,000	210,919
BBVA Bancomer SA 5.125% due 01/18/33 ~	200,000	202,257
Comision Federal de Electricidad
5.750% due 02/14/42 ~	200,000	224,002
8.180% due 12/23/27 ~	MXN 950,000	48,022
Petroleos Mexicanos
5.625% due 01/23/46	$281,000	251,589
6.350% due 02/12/48	185,000	179,160
6.750% due 09/21/47	498,000	500,647
7.190% due 09/12/24 ~	MXN 3,170,000	153,415
7.690% due 01/23/50 ~	$281,000	307,632

		2,077,643

Pakistan - 0.3%

The Third Pakistan International Sukuk Co Ltd 5.625% due 12/05/22 ~	200,000	205,607

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Peru - 0.1%

Banco de Credito del Peru 4.850% due 10/30/20 ~	PEN 48,000	$14,637
Patrimonio EN Fideicomiso 5.750% due 04/03/28 ~	$40,000	42,864

		57,501

Philippines - 0.3%

Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	130,000	161,578

Russia - 0.4%

SCF Capital Designated Activity Co 5.375% due 06/16/23 ~	232,000	249,746

Saudi Arabia - 0.3%

Saudi Arabian Oil Co 4.250% due 04/16/39 ~	200,000	214,664

South Africa - 0.7%

Absa Group Ltd 6.250% due 04/25/28 ~	200,000	211,300
Eskom Holdings SOC Ltd 7.125% due 02/11/25 ~	200,000	205,188

		416,488

Ukraine - 0.3%

Metinvest BV 7.750% due 04/23/23 ~	200,000	211,057

United Kingdom - 0.8%

Standard Chartered Bank
6.625% due 05/17/33 ~	IDR 270,000,000	18,004
7.590% due 01/13/26 ~	INR 17,870,000	260,809
8.125% due 05/17/24 ~	IDR 369,000,000	28,381
8.250% due 05/19/36 ~	980,000,000	74,016
8.375% due 03/17/34 ~	810,000,000	62,577
9.000% due 03/20/29 ~	311,000,000	25,041
11.000% due 09/17/25 ~	432,000,000	37,673
12.800% due 06/17/21 ~	157,000,000	12,419

		518,920

Venezuela - 0.5%

Petroleos de Venezuela SA
5.375% due 04/12/27 * y ~	$113,000	9,322
8.500% due 10/27/20 y ~	1,460,500	270,192
9.000% due 11/17/21 * y ~	239,354	19,747
9.750% due 05/17/35 * y ~	306,278	25,268
12.750% due 02/17/22 * y ~	117,000	9,653

		334,182

Total Corporate Bonds & Notes (Cost $11,291,151)		10,590,293

SENIOR LOAN NOTES - 1.0%

United Arab Emirates - 1.0%

Dubai World Corp Term B1 2.000% Cash or 1.750% PIK due 09/30/22	647,498	604,601

Total Senior Loan Notes (Cost $610,217)		604,601

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 76.1%

Angola - 1.1%

Angolan Government
8.250% due 05/09/28 ~	$200,000	$216,542
9.125% due 11/26/49 ~	200,000	214,506
9.375% due 05/08/48 ~	200,000	220,001

		651,049

Argentina - 3.1%

Argentina Bonar
44.081% (ARS Deposit + 3.250%) due 03/01/20 § Ω	ARS 470,000	5,006
52.564% (ARS Deposit + 2.000%) due 04/03/22 § Ω	4,931,267	43,462
Argentina POM Politica Monetaria 54.606% (ARS Reference + 0.000%) due 06/21/20 § Ω	12,439,899	104,992
Argentine Republic Government
3.750% due 12/31/38 §	$462,217	226,923
4.625% due 01/11/23	381,000	189,134
5.625% due 01/26/22	224,000	116,550
5.875% due 01/11/28	218,000	103,081
6.875% due 04/22/21	552,000	299,681
6.875% due 01/11/48	675,000	325,475
7.500% due 04/22/26	252,000	131,758
7.625% due 04/22/46	344,000	174,042
8.280% due 12/31/33	231,330	142,081
Ciudad Autonoma De Buenos Aires 41.975% (ARS Deposit + 3.250%) due 03/29/24 § Ω	ARS 2,641,873	28,139
Provincia de Buenos Aires 52.270% (ARS Deposit + 3.750%) due 04/12/25 § ~ Ω	3,804,000	31,513

		1,921,837

Bahrain - 0.8%

Bahrain Government
7.000% due 10/12/28 ~	$200,000	237,155
7.500% due 09/20/47 ~	200,000	244,287

		481,442

Belarus - 0.8%

Republic of Belarus
6.875% due 02/28/23 ~	260,000	277,972
7.625% due 06/29/27 ~	200,000	227,987

		505,959

Brazil - 7.3%

Brazil Letras do Tesouro Nacional
4.781% due 07/01/21	BRL 3,597,000	832,816
5.164% due 01/01/22	400,000	89,759
5.463% due 07/01/22	3,300,000	716,817
5.906% due 07/01/23	7,184,000	1,456,741
Brazil Notas do Tesouro Nacional ‘F’
10.000% due 01/01/27	667,000	196,044
10.000% due 01/01/29	546,000	164,469
Brazilian Government 2.625% due 01/05/23	$200,000	200,400

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
4.250% due 01/07/25	$200,000	$213,004
4.625% due 01/13/28	200,000	215,150
5.625% due 01/07/41	100,000	112,343
7.125% due 01/20/37	130,000	166,984
8.250% due 01/20/34	90,000	124,345

		4,488,872

Chile - 1.0%

Bonos de la Tesoreria de la Republica
1.500% due 03/01/26 ^	CLP 184,020,590	267,907
1.900% due 09/01/30 ^	14,155,430	22,001
2.000% due 03/01/35 ^	14,155,450	22,869
Bonos de la Tesoreria de la Republica en pesos
4.000% due 03/01/23 ~	120,000,000	168,465
4.700% due 09/01/30 ~	80,000,000	121,717

		602,959

China - 1.4%

China Government
3.130% due 11/21/29	CNY 2,400,000	344,394
3.290% due 05/23/29	2,600,000	377,393
3.860% due 07/22/49	1,000,000	147,437

		869,224

Colombia - 3.3%

Colombia Government
5.625% due 02/26/44	$200,000	249,187
6.125% due 01/18/41	183,000	237,431
7.375% due 09/18/37	110,000	156,578
8.125% due 05/21/24	290,000	357,548
Colombian TES
4.750% due 02/23/23 ^	COP 1,004,378,249	337,829
6.250% due 11/26/25	119,600,000	37,466
7.000% due 05/04/22	962,800,000	306,434
7.500% due 08/26/26	582,800,000	193,771
10.000% due 07/24/24	439,900,000	158,747

		2,034,991

Costa Rica - 0.3%

Costa Rica Government 6.125% due 02/19/31 ~	$200,000	213,050

Croatia - 1.0%

Croatia Government
6.000% due 01/26/24 ~	310,000	355,751
6.625% due 07/14/20 ~	260,000	266,271

		622,022

Czech Republic - 0.5%

Czech Republic Government
0.950% due 05/15/30 ~	CZK 1,690,000	69,877
1.000% due 06/26/26 ~	130,000	5,556
2.000% due 10/13/33	4,440,000	201,278
4.200% due 12/04/36 ~	240,000	14,364

		291,075

Dominican Republic - 1.9%

Dominican Republic
5.500% due 01/27/25 ~	$100,000	107,917
5.875% due 04/18/24 ~	120,000	129,051
6.600% due 01/28/24 ~	100,000	111,418

	Principal Amount	Value
6.850% due 01/27/45 ~	$270,000	$309,065
6.875% due 01/29/26 ~	290,000	331,791
7.450% due 04/30/44 ~	130,000	157,259

		1,146,501

Ecuador - 5.1%

Ecuador Government
7.875% due 01/23/28 ~	370,000	329,895
7.950% due 06/20/24 ~	368,000	349,753
8.750% due 06/02/23 ~	258,000	254,882
8.875% due 10/23/27 ~	290,000	266,901
9.500% due 03/27/30 ~	200,000	187,070
9.625% due 06/02/27 ~	250,000	236,337
9.650% due 12/13/26 ~	652,000	621,257
10.500% due 03/24/20 ~	200,000	203,138
10.750% due 03/28/22 ~	317,000	323,439
10.750% due 01/31/29 ~	400,000	391,138

		3,163,810

Egypt - 1.7%

Egypt Government
6.588% due 02/21/28 ~	200,000	209,078
7.600% due 03/01/29 ~	200,000	219,264
7.903% due 02/21/48 ~	300,000	315,686
8.500% due 01/31/47 ~	200,000	222,688
15.900% due 07/02/24	EGP 730,000	49,250
16.100% due 05/07/29	731,000	52,108

		1,068,074

El Salvador - 1.2%

El Salvador Government
5.875% due 01/30/25 ~	$102,000	107,780
6.375% due 01/18/27 ~	103,000	109,732
7.625% due 02/01/41 ~	150,000	171,515
7.650% due 06/15/35 ~	95,000	108,626
8.250% due 04/10/32 ~	86,000	102,692
8.625% due 02/28/29 ~	138,000	165,993

		766,338

Gabon - 0.3%

Gabon Government 6.375% due 12/12/24 ~	200,000	209,381

Ghana - 0.7%

Ghana Government
8.125% due 03/26/32 ~	200,000	204,273
8.627% due 06/16/49 ~	200,000	200,120

		404,393

Hungary - 1.7%

Hungary Government
3.000% due 10/27/27	HUF 14,560,000	54,374
3.000% due 08/21/30	8,770,000	32,538
5.375% due 02/21/23	$288,000	316,392
5.375% due 03/25/24	154,000	173,869
5.750% due 11/22/23	266,000	300,360
6.750% due 10/22/28	HUF 19,790,000	94,216
7.625% due 03/29/41	$30,000	49,502

		1,021,251

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
India - 1.9%

Export-Import Bank of India 4.000% due 01/14/23 ~	$200,000	$207,489
India Government
7.170% due 01/08/28	INR 30,000,000	429,018
7.350% due 06/22/24	10,000,000	144,429
7.370% due 04/16/23	23,650,000	341,605
7.720% due 05/25/25	4,000,000	58,713

		1,181,254

Indonesia - 5.4%

Indonesia Government
5.125% due 01/15/45 ~	$200,000	238,774
5.250% due 01/17/42 ~	200,000	241,348
5.950% due 01/08/46 ~	200,000	266,642
6.625% due 02/17/37 ~	100,000	135,962
7.750% due 01/17/38 ~	130,000	195,634
8.500% due 10/12/35 ~	100,000	157,532
Indonesia Treasury
6.125% due 05/15/28	IDR 1,352,000,000	91,984
6.625% due 05/15/33	3,646,000,000	243,125
7.000% due 05/15/27	298,000,000	21,435
7.000% due 09/15/30	2,036,000,000	145,415
7.500% due 08/15/32	2,071,000,000	149,031
7.500% due 06/15/35	1,271,000,000	91,911
7.500% due 05/15/38	689,000,000	49,259
8.250% due 05/15/29	2,604,000,000	202,627
8.250% due 05/15/36	958,000,000	72,355
8.375% due 03/15/24	4,061,000,000	313,908
8.375% due 09/15/26	4,603,000,000	357,244
8.375% due 04/15/39	1,561,000,000	120,596
Perusahaan Penerbit SBSN Indonesia III 4.550% due 03/29/26 ~	$200,000	219,146

		3,313,928

Ivory Coast - 0.5%

Ivory Coast Government
5.875% due 10/17/31 ~	EUR 125,000	146,270
6.875% due 10/17/40 ~	129,000	151,547

		297,817

Kenya - 0.3%

Kenya Government 8.250% due 02/28/48 ~	$200,000	214,910

Lebanon - 1.7%

Lebanon Government
5.800% due 04/14/20 ~	91,000	74,965
6.000% due 01/27/23 ~	60,000	28,077
6.100% due 10/04/22 ~	421,000	205,142
6.150% due 06/19/20	205,000	162,023
6.375% due 03/09/20	125,000	108,989
6.600% due 11/27/26 ~	19,000	8,572
6.850% due 03/23/27 ~	179,000	80,980
7.000% due 03/23/32 ~	150,000	67,989
7.050% due 11/02/35 ~	9,000	4,098
7.250% due 03/23/37 ~	91,000	41,473
8.250% due 04/12/21 ~	474,000	269,507

		1,051,815

	Principal Amount	Value
Malaysia - 1.4%

Malaysia Government
3.441% due 02/15/21	MYR 290,000	$71,291
3.478% due 06/14/24	1,015,000	251,075
3.733% due 06/15/28	294,000	73,767
3.828% due 07/05/34	127,000	31,771
3.844% due 04/15/33	73,000	18,215
3.885% due 08/15/29	185,000	47,334
3.899% due 11/16/27	51,000	12,931
3.900% due 11/30/26	280,000	70,819
3.906% due 07/15/26	290,000	73,402
4.181% due 07/15/24	217,000	55,297
4.232% due 06/30/31	201,000	52,183
4.498% due 04/15/30	194,000	51,516
4.642% due 11/07/33	180,000	48,596

		858,197

Mexico - 2.8%

Mexican Bonos
7.500% due 06/03/27	MXN 1,720,000	94,565
7.750% due 11/23/34	3,890,000	220,492
8.000% due 11/07/47	2,900,000	168,161
8.500% due 05/31/29	3,890,000	229,156
10.000% due 12/05/24	11,900,000	714,969
Mexico Government
4.750% due 03/08/44	$68,000	75,374
5.550% due 01/21/45	64,000	79,004
5.750% due 10/12/10	72,000	85,423
6.050% due 01/11/40	60,000	78,206

		1,745,350

Morocco - 0.5%

Morocco Government 4.250% due 12/11/22 ~	320,000	337,905

Nigeria - 0.7%

Nigeria Government
6.500% due 11/28/27 ~	200,000	204,773
9.248% due 01/21/49 ~	200,000	224,044

		428,817

Oman - 1.0%

Oman Government
6.500% due 03/08/47 ~	400,000	397,008
6.750% due 01/17/48 ~	200,000	201,567

		598,575

Pakistan - 0.7%

Pakistan Government
6.875% due 12/05/27 ~	200,000	208,883
8.250% due 04/15/24 ~	200,000	223,374

		432,257

Panama - 1.2%

Panama Government
4.300% due 04/29/53	200,000	233,187
6.700% due 01/26/36	120,000	168,563
7.125% due 01/29/26	100,000	125,285
8.875% due 09/30/27	70,000	100,213
9.375% due 04/01/29	70,000	107,124

		734,372

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Paraguay - 0.3%

Paraguay Government 4.625% due 01/25/23 ~	$200,000	$211,783

Peru - 2.2%

Fondo MIVIVIENDA SA 7.000% due 02/14/24 ~	PEN 236,000	79,355
Peruvian Government
5.350% due 08/12/40 ~	273,000	83,466
5.400% due 08/12/34 ~	406,000	128,810
5.625% due 11/18/50	$317,000	464,308
7.350% due 07/21/25	178,000	224,888
8.750% due 11/21/33	230,000	379,005

		1,359,832

Philippines - 1.2%

Philippine Government
6.375% due 10/23/34	100,000	142,308
7.750% due 01/14/31	170,000	251,873
9.500% due 02/02/30	170,000	271,883
10.625% due 03/16/25	61,000	86,374

		752,438

Poland - 0.8%

Republic of Poland
2.750% due 04/25/28	PLN 454,000	125,498
2.750% due 10/25/29	1,253,000	348,567

		474,065

Qatar - 1.6%

Qatar Government
3.250% due 06/02/26 ~	$200,000	210,938
4.000% due 03/14/29 ~	200,000	223,600
4.817% due 03/14/49 ~	200,000	248,090
5.103% due 04/23/48 ~	246,000	316,614

		999,242

Romania - 0.6%

Romanian Government
4.375% due 08/22/23 ~	194,000	207,237
6.125% due 01/22/44 ~	38,000	49,356
6.750% due 02/07/22 ~	104,000	113,864

		370,457

Russia - 2.2%

Russia Federal
6.900% due 05/23/29	RUB 1,098,000	18,655
7.050% due 01/19/28	11,625,000	197,835
7.250% due 05/10/34	1,769,000	30,739
7.700% due 03/23/33	8,871,000	159,544
7.750% due 09/16/26	12,396,000	218,051
8.500% due 09/17/31	12,784,000	243,636
Russia Foreign
4.375% due 03/21/29 ~	$200,000	222,760
5.250% due 06/23/47 ~	200,000	250,829

		1,342,049

	Principal Amount	Value
Saudi Arabia - 1.2%

Saudi Government
4.375% due 04/16/29 ~	$200,000	$224,735
5.000% due 04/17/49 ~	200,000	239,507
5.250% due 01/16/50 ~	200,000	249,004

		713,246

Senegal - 0.3%

Senegal Government 6.250% due 05/23/33 ~	200,000	210,888

South Africa - 2.7%

Republic of South Africa Government
4.300% due 10/12/28	217,000	213,157
5.650% due 09/27/47	230,000	224,392
5.750% due 09/30/49	250,000	243,971
5.875% due 05/30/22	100,000	107,162
8.000% due 01/31/30	ZAR 2,775,000	185,092
8.250% due 03/31/32	3,313,000	217,308
8.750% due 01/31/44	1,792,140	112,595
8.750% due 02/28/48	2,703,450	170,496
8.875% due 02/28/35	1,333,690	88,873
9.000% due 01/31/40	1,762,760	114,888

		1,677,934

Sri Lanka - 0.7%

Sri Lanka Government
7.550% due 03/28/30 ~	$200,000	198,951
7.850% due 03/14/29 ~	200,000	203,459

		402,410

Suriname - 0.3%

Republic of Suriname 9.250% due 10/26/26 ~	200,000	157,570

Thailand - 1.7%

Thailand Government
1.875% due 06/17/22	THB 15,571,000	528,687
2.000% due 12/17/22	5,000	171
2.125% due 12/17/26	2,698,000	94,690
2.400% due 12/17/23	3,781,000	131,913
2.875% due 06/17/46	333,000	13,141
3.300% due 06/17/38	2,638,000	108,290
3.400% due 06/17/36	760,000	31,455
3.600% due 06/17/67	2,090,000	96,391
3.775% due 06/25/32	1,493,000	61,805

		1,066,543

Turkey - 2.7%

Turkey Government
3.000% due 02/23/22 ^ ~	TRY 387,781	65,680
4.875% due 04/16/43	$200,000	165,400
5.600% due 11/14/24	222,000	226,288
5.750% due 03/22/24	200,000	204,989
6.125% due 10/24/28	200,000	202,959
6.250% due 09/26/22	200,000	209,325
6.350% due 08/10/24	200,000	209,440
6.875% due 03/17/36	50,000	51,727
7.000% due 06/05/20	42,000	42,833
7.375% due 02/05/25	130,000	142,250
10.500% due 08/11/27	TRY 240,000	37,680

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
10.600% due 02/11/26	TRY 160,000	$25,470
10.700% due 08/17/22	611,000	101,269
11.000% due 02/24/27	81,000	13,003

		1,698,313

Ukraine - 3.4%

Ukraine Government
7.375% due 09/25/32 ~	$400,000	427,687
7.750% due 09/01/22 ~	114,000	123,262
7.750% due 09/01/23 ~	214,000	232,903
7.750% due 09/01/25 ~	310,000	339,412
7.750% due 09/01/26 ~	200,000	219,172
7.750% due 09/01/27 ~	126,000	138,296
9.750% due 11/01/28 ~	400,000	487,450
15.840% due 02/26/25 ~	UAH 1,247,000	61,681
16.000% due 08/11/21 ~	413,000	18,065
17.000% due 05/11/22 ~	397,000	18,180
17.250% due 01/05/22 ~	365,000	16,536

		2,082,644

United Arab Emirates - 0.3%

Abu Dhabi Government 3.125% due 09/30/49 ~	$200,000	195,383

Uruguay - 1.4%

Uruguay Government
4.125% due 11/20/45	108,548	117,062
4.975% due 04/20/55	178,082	210,446
5.100% due 06/18/50	90,000	108,282
7.625% due 03/21/36	82,000	121,437
7.875% due 01/15/33	133,000	197,885
8.500% due 03/15/28 ~	UYU 3,220,000	74,644
9.875% due 06/20/22 ~	1,102,000	29,107

		858,863

Venezuela - 0.6%

Venezuela Government
7.750% due 10/13/20 * y ~	$85,000	9,988
8.250% due 10/13/24 * y ~	166,100	19,932
9.000% due 05/07/23 * y ~	73,000	8,760
9.250% due 09/15/27 * y	252,000	30,240
9.250% due 05/07/28 * y ~	121,000	14,520
11.750% due 10/21/26 * y ~	768,700	92,244
11.950% due 08/05/31 * y ~	1,255,900	150,708
12.750% due 08/23/22 * y ~	211,000	25,320

		351,712

Vietnam - 0.3%

Vietnam Government 6.750% due 01/29/20 ~	180,000	180,238

Zambia - 0.3%

Zambia Government 8.970% due 07/30/27 ~	307,000	212,657

Total Foreign Government Bonds & Notes (Cost $47,521,817)		46,975,692

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 3.0%

Foreign Government Issues - 0.7%

Argentina Treasury Bill (Argentina)
0.000% due 07/29/20 Ω	ARS 1,310,601	$17,470
0.000% due 10/29/20 Ω	4,656,404	46,695
0.000% due 05/13/20 Ω	4,208,321	47,445
Egypt Treasury Bills (Egypt)
7.816% due 01/21/20	EGP 150,000	9,305
9.947% due 01/28/20	1,750,000	108,233
14.313% due 07/14/20	2,575,000	149,166
Uruguay Monetary Regulation Bill (Uruguay)
9.867% due 07/03/20	UYU 2,903,000	73,907
10.318% due 03/10/21	572,000	13,574

		465,795

	Shares

Money Market Fund - 2.3%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.510%	1,401,999	1,401,999

Total Short-Term Investments (Cost $1,952,974)		1,867,794

TOTAL INVESTMENTS - 97.2% (Cost $61,376,159)		60,038,380

DERIVATIVES - 0.3%		196,581

OTHER ASSETS & LIABILITIES, NET - 2.5%		1,520,290

NET ASSETS - 100.0%		$61,755,251

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $324,722 or 0.5% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Investments with a total aggregate value of $685,894 or 1.1% of the Fund’s net assets were in default as of December 31, 2019.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of December 31, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	1,379,865	USD	335,000	01/20	BSC	$7,991	$—
BRL	434,942	USD	105,000	01/20	DUB	3,113	—
BRL	1,429,745	USD	353,250	01/20	HSB	2,139	—
CLP	363,862,052	USD	504,768	01/20	CSF	—	(20,680)
CNH	1,550,384	USD	220,000	02/20	ANZ	2,420	—
CNH	680,940	USD	97,000	02/20	BNP	688	—
CNH	714,459	USD	102,000	02/20	HSB	497	—
CNH	749,161	USD	107,000	02/20	MER	475	—
CNY	211,354	USD	30,000	03/20	BNP	280	—
CNY	7,967,314	USD	1,135,560	03/20	HSB	5,873	—
COP	549,649,600	USD	160,000	01/20	CSF	7,023	—
COP	138,234,400	USD	40,000	01/20	DUB	2,006	—
CZK	3,792,282	USD	165,000	01/20	BNP	2,281	—
CZK	579,725	USD	25,000	01/20	HSB	572	—
CZK	385,239	USD	16,390	01/20	JPM	604	—
CZK	1,409,164	USD	60,834	01/20	SCB	1,326	—
CZK	9,968,598	USD	433,620	02/20	SCB	6,172	—
CZK	1,456,616	USD	63,054	03/20	DUB	1,213	—
HUF	41,652,100	USD	140,000	01/20	ING	1,381	—
HUF	36,038,689	USD	122,472	01/20	MER	—	(145)
HUF	135,500,171	USD	447,831	03/20	HSB	13,485	—
IDR	5,510,510,000	USD	389,985	01/20	ANZ	7,339	—
IDR	3,117,379,136	USD	221,300	01/20	BNP	3,472	—
IDR	1,848,860,000	USD	130,000	01/20	DUB	3,308	—
ILS	86,380	USD	25,000	01/20	HSB	52	—
ILS	561,403	USD	162,945	03/20	MER	448	—
INR	13,184,950	USD	185,000	01/20	ANZ	—	(401)
KRW	1,352,833,509	USD	1,159,638	02/20	MER	12,035	—
KRW	255,979,000	USD	215,000	02/20	MSC	6,700	—
MXN	7,680,379	USD	401,767	01/20	BRC	2,517	—
MXN	985,092	USD	50,000	01/20	HSB	1,854	—
MXN	11,461,463	USD	592,033	01/20	JPM	11,281	—
MXN	13,491,075	USD	699,290	01/20	MER	10,860	—
MYR	1,550,098	USD	373,025	02/20	DUB	6,614	—
PEN	1,508,610	USD	449,192	01/20	CSF	5,689	—
PEN	270,880	USD	80,000	01/20	MER	1,676	—
PHP	1,780,450	USD	35,000	01/20	ANZ	96	—
PHP	11,591,257	USD	227,878	01/20	BRC	609	—
PLN	1,179,450	USD	305,000	01/20	BNP	5,914	—
PLN	235,866	USD	60,772	01/20	SCB	1,405	—
PLN	4,042,592	USD	1,049,997	02/20	BNP	15,721	—
PLN	155,801	USD	39,849	03/20	BRC	1,226	—
RON	173,395	USD	40,000	01/20	BNP	565	—
RON	410,267	USD	95,000	01/20	MER	981	—
RON	932,822	USD	217,756	02/20	BRC	203	—
RON	1,179,049	USD	270,871	03/20	BNP	4,271	—
RUB	88,453,028	USD	1,368,818	01/20	HSB	50,860	—
RUB	11,293,749	USD	177,800	01/20	JPM	3,466	—
RUB	20,785,863	USD	325,000	01/20	MSC	8,615	—
RUB	43,503,787	USD	668,970	03/20	BRC	24,373	—
SGD	230,988	USD	170,000	02/20	ANZ	1,830	—
SGD	1,175,323	USD	866,234	02/20	HSB	8,079	—
THB	7,591,326	USD	250,770	01/20	BNP	2,855	—
THB	10,564,100	USD	348,647	01/20	HSB	4,299	—
THB	1,833,909	USD	60,665	01/20	SCB	605	—
TRY	204,926	USD	35,000	01/20	BNP	—	(827)
TRY	4,783,311	USD	818,725	01/20	SCB	—	(21,066)
TWD	20,548,201	USD	679,796	02/20	BNP	10,247	—
TWD	3,936,400	USD	130,000	02/20	MSC	2,191	—
UAH	1,334,370	USD	44,700	04/20	MER	9,598	—
UAH	1,567,190	USD	53,000	05/20	BRC	10,445	—
UAH	1,256,224	USD	42,440	05/20	GSC	8,325	—
UAH	1,031,087	USD	34,900	05/20	MER	6,968	—
USD	130,000	BRL	556,192	01/20	BRC	—	(8,252)
USD	130,000	BRL	554,528	01/20	BSC	—	(7,838)
USD	80,000	BRL	338,112	01/20	CIT	—	(4,044)
USD	70,000	BRL	296,069	01/20	DUB	—	(3,593)
USD	351,116	BRL	1,499,651	01/20	HSB	—	(21,650)
USD	352,779	BRL	1,429,745	02/20	HSB	—	(2,263)
USD	355,020	CLP	282,128,998	01/20	CSF	—	(20,329)
USD	69,980	CLP	55,306,594	01/20	DUB	—	(3,601)
USD	60,000	CLP	46,162,800	01/20	SCB	—	(1,416)
USD	14,606	CNH	102,870	02/20	DUB	—	(152)
USD	851,124	CNY	6,000,000	02/20	HSB	—	(9,178)
USD	110,000	CNY	777,117	03/20	ANZ	—	(1,333)
USD	65,000	COP	227,693,050	01/20	CSF	—	(4,189)
USD	45,000	COP	157,725,450	01/20	DUB	—	(2,928)
USD	293,045	COP	998,990,510	01/20	MER	—	(10,520)
USD	80,000	CZK	1,841,386	01/20	SCB	—	(1,225)
USD	280,674	EUR	252,769	01/20	BNP	—	(3,121)
USD	55,000	HUF	16,441,700	01/20	MER	—	(809)
USD	160,000	IDR	2,274,560,000	01/20	BRC	—	(4,003)
USD	118,497	IDR	1,702,502,652	01/20	DUB	—	(4,259)
USD	142,989	IDR	2,051,459,468	01/20	GSC	—	(4,928)
USD	159,390	IDR	2,264,777,325	01/20	HSB	—	(3,907)
USD	32,533	IDR	466,655,920	01/20	SCB	—	(1,114)
USD	40,000	INR	2,881,200	01/20	ANZ	—	(339)
USD	188,870	INR	13,617,530	01/20	DUB	—	(1,785)
USD	138,512	INR	9,928,579	02/20	SCB	—	(102)
USD	118,000	INR	8,486,560	03/20	CIT	8	—
USD	107,000	INR	7,695,975	03/20	MSC	—	—
USD	117,000	INR	8,411,130	03/20	SCB	57	—
USD	70,000	KRW	82,936,000	02/20	ANZ	—	(1,830)
USD	185,000	MXN	3,650,828	01/20	DUB	—	(7,174)
USD	75,000	MYR	313,440	02/20	DUB	—	(1,766)
USD	50,000	PEN	170,225	01/20	CSF	—	(1,327)
USD	200,000	PEN	679,400	01/20	MSC	—	(4,854)
USD	110,000	PLN	425,972	01/20	MER	—	(2,290)
USD	45,000	RON	194,618	01/20	BNP	—	(530)
USD	125,000	RUB	8,074,038	01/20	SCB	—	(4,589)
USD	45,000	SGD	61,448	02/20	MER	—	(710)
USD	85,000	THB	2,572,100	01/20	BRC	—	(934)
USD	60,000	TRY	349,842	01/20	MSC	1,661	—
USD	35,000	TWD	1,061,445	02/20	MER	—	(645)
USD	361,000	ZAR	5,348,880	01/20	HSB	—	(19,331)
USD	73,050	ZAR	1,089,192	01/20	SCB	—	(4,397)
ZAR	866,469	USD	58,137	01/20	DUB	3,473	—
ZAR	452,539	USD	30,000	01/20	HSB	2,178	—
ZAR	4,064,468	USD	275,000	01/20	MER	14,003	—
ZAR	11,689,927	USD	789,935	01/20	SCB	41,275	—
ZAR	8,303,265	USD	550,866	03/20	MER	34,931	—

Total Forward Foreign Currency Contracts						$414,717	($220,374)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

(d)	Swap agreements outstanding as of December 31, 2019 were as follows:

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate / Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
2.400%	6-Month PLN-WIBOR	A / S	LCH	03/26/23	PLN 1,060,000	$9,463	$—	$9,463

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Receive Rate / Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
7.005%	28-Day MXN-TIIE	L / L	CME	09/15/21	MXN 33,000,000	($7,225)	$—	($7,225)

Total Interest Rate Swaps						$2,238	$—	$2,238

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$10,590,293	$—	$10,590,293	$—
	Senior Loan Notes	604,601	—	604,601	—
	Foreign Government Bonds & Notes	46,975,692	—	46,975,692	—
	Short-Term Investments	1,867,794	1,401,999	465,795	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	414,717	—	414,717	—
	Interest Rate Contracts
	Swaps	9,463	—	9,463	—

	Total Assets - Derivatives	424,180	—	424,180	—

	Total Assets	60,462,560	1,401,999	59,060,561	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(220,374)	—	(220,374)	—
	Interest Rate Contracts
	Swaps	(7,225)	—	(7,225)	—

	Total Liabilities - Derivatives	(227,599)	—	(227,599)	—

	Total Liabilities	(227,599)	—	(227,599)	—

	Total	$60,234,961	$1,401,999	$58,832,962	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDSSM LARGE-CAP

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Basic Materials - 1.6%

CF Industries Holdings Inc	3,516	$167,854
Huntsman Corp	7,993	193,111

		360,965

Communications - 17.8%

Alphabet Inc ‘A’ *	543	727,289
Amazon.com Inc *	495	914,681
Cisco Systems Inc	6,059	290,590
Comcast Corp ‘A’	10,079	453,253
Discovery Inc ‘A’ *	8,833	289,192
Expedia Group Inc	2,614	282,678
Facebook Inc ‘A’ *	3,196	655,979
Verizon Communications Inc	8,104	497,585

		4,111,247

Consumer, Cyclical - 6.6%

AutoZone Inc *	262	312,123
Best Buy Co Inc	3,093	271,565
Delta Air Lines Inc	4,263	249,300
Foot Locker Inc	2,734	106,599
Polaris Inc	1,609	163,635
PulteGroup Inc	7,071	274,355
Royal Caribbean Cruises Ltd	1,098	146,594

		1,524,171

Consumer, Non-Cyclical - 23.5%

Abbott Laboratories	4,113	357,255
Biogen Inc *	544	161,421
Cigna Corp	1,354	276,879
Eli Lilly & Co	2,710	356,175
General Mills Inc	4,914	263,194
Gilead Sciences Inc	3,254	211,445
Johnson & Johnson	2,226	324,707
Kimberly-Clark Corp	1,708	234,935
Medtronic PLC	3,217	364,969
Merck & Co Inc	5,017	456,296
Mondelez International Inc ‘A’	5,024	276,722
Quanta Services Inc	5,520	224,719
The Kroger Co	6,679	193,624
The Procter & Gamble Co	3,183	397,557
Thermo Fisher Scientific Inc	1,188	385,946
UnitedHealth Group Inc	1,474	433,327
US Foods Holding Corp *	6,914	289,627
Vertex Pharmaceuticals Inc *	1,069	234,058

		5,442,856

Energy - 4.6%

ConocoPhillips	4,534	294,846
EOG Resources Inc	3,164	265,017
Marathon Petroleum Corp	3,945	237,686
Phillips 66	2,412	268,721

		1,066,270

Financial - 18.1%

American Express Co	2,703	336,497
American Tower Corp REIT	1,104	253,721
AvalonBay Communities Inc REIT	1,159	243,042
Bank of America Corp	14,141	498,046

	Shares	Value
Boston Properties Inc REIT	1,514	$208,720
E*TRADE Financial Corp	4,130	187,378
JPMorgan Chase & Co	4,494	626,464
Prudential Financial Inc	3,217	301,562
The Charles Schwab Corp	4,521	215,019
The Hartford Financial Services Group Inc	4,305	261,615
Visa Inc ‘A’	3,286	617,439
Willis Towers Watson PLC	1,010	203,959
Zions Bancorp NA	4,561	236,807

		4,190,269

Industrial - 7.7%

Arconic Inc	4,111	126,495
Honeywell International Inc	1,856	328,512
Ingersoll-Rand PLC	1,508	200,443
Northrop Grumman Corp	596	205,006
Raytheon Co	1,366	300,165
Textron Inc	4,538	202,395
The Boeing Co	716	233,244
Westrock Co	4,328	185,715

		1,781,975

Technology - 15.8%

Adobe Inc *	1,147	378,292
Apple Inc	3,371	989,894
Broadcom Inc	1,123	354,890
DXC Technology Co	2,533	95,216
Intel Corp	5,764	344,975
Microsoft Corp	7,878	1,242,361
NXP Semiconductors NV (Netherlands)	1,930	245,612

		3,651,240

Utilities - 2.6%

DTE Energy Co	2,366	307,272
Duke Energy Corp	3,219	293,605

		600,877

Total Common Stocks (Cost $17,589,797)		22,729,870

SHORT-TERM INVESTMENT - 1.8%

Money Market Fund - 1.8%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.510%	405,712	405,712

Total Short-Term Investment (Cost $405,712)		405,712

TOTAL INVESTMENTS - 100.1% (Cost $17,995,509)		23,135,582

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(21,574)

NET ASSETS - 100.0%		$23,114,008

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDSSM LARGE-CAP

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$22,729,870	$22,729,870	$—	$—
	Short-Term Investment	$405,712	405,712	—	—

	Total	$23,135,582	$23,135,582	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDSSM LARGE-CAP VALUE

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Basic Materials - 2.8%

Air Products & Chemicals Inc	1,112	$261,309
CF Industries Holdings Inc	2,710	129,375
Huntsman Corp	7,711	186,298

		576,982

Communications - 12.6%

Alphabet Inc ‘A’ *	165	221,000
AT&T Inc	14,138	552,513
Cisco Systems Inc	5,202	249,488
Comcast Corp ‘A’	9,757	438,772
Discovery Inc ‘A’ *	9,363	306,545
The Walt Disney Co	1,878	271,615
Verizon Communications Inc	9,588	588,703

		2,628,636

Consumer, Cyclical - 5.4%

Best Buy Co Inc	2,024	177,707
BorgWarner Inc	2,120	91,966
Delta Air Lines Inc	5,055	295,616
PVH Corp	2,100	220,815
Royal Caribbean Cruises Ltd	2,645	353,134

		1,139,238

Consumer, Non-Cyclical - 21.3%

Biogen Inc *	449	133,232
Cigna Corp	1,005	205,512
Eli Lilly & Co	1,582	207,922
Gilead Sciences Inc	2,698	175,316
Hill-Rom Holdings Inc	2,140	242,954
Johnson & Johnson	1,816	264,900
Kimberly-Clark Corp	2,231	306,874
Medtronic PLC	4,497	510,185
Merck & Co Inc	3,237	294,405
Mondelez International Inc ‘A’	5,072	279,366
PepsiCo Inc	2,504	342,222
Quanta Services Inc	6,538	266,162
The Procter & Gamble Co	4,941	617,131
Thermo Fisher Scientific Inc	868	281,987
Tyson Foods Inc ‘A’	1,381	125,726
UnitedHealth Group Inc	616	181,092

		4,434,986

Energy - 8.2%

Chevron Corp	3,907	470,832
ConocoPhillips	4,224	274,687
Diamondback Energy Inc	3,037	282,016
EOG Resources Inc	2,837	237,627
Marathon Petroleum Corp	3,585	215,996
Phillips 66	2,034	226,608

		1,707,766

Financial - 28.2%

American Express Co	1,349	167,937
AvalonBay Communities Inc REIT	692	145,112
Bank of America Corp	21,439	755,082
Berkshire Hathaway Inc ‘B’ *	1,065	241,223
Boston Properties Inc REIT	1,858	256,144
Discover Financial Services	3,400	288,388

	Shares	Value
E*TRADE Financial Corp	3,876	$175,854
Equity LifeStyle Properties Inc REIT	1,514	106,570
Highwoods Properties Inc REIT	2,443	119,487
Intercontinental Exchange Inc	2,709	250,718
JPMorgan Chase & Co	6,551	913,209
Prologis Inc REIT	3,139	279,811
Prudential Financial Inc	3,691	345,994
State Street Corp	3,882	307,066
The Allstate Corp	1,674	188,241
The Charles Schwab Corp	4,522	215,066
The Hartford Financial Services Group Inc	4,862	295,464
The Travelers Cos Inc	1,160	158,862
Truist Financial Corp	4,864	273,941
Wells Fargo & Co	2,872	154,514
Willis Towers Watson PLC	1,219	246,165

		5,884,848

Industrial - 8.2%

Caterpillar Inc	1,620	239,242
Honeywell International Inc	1,252	221,604
Ingersoll-Rand PLC	1,577	209,615
Lockheed Martin Corp	537	209,097
Northrop Grumman Corp	880	302,693
Owens Corning	2,453	159,739
Textron Inc	2,877	128,314
Waste Management Inc	2,106	240,000

		1,710,304

Technology - 5.5%

Broadcom Inc	1,073	339,090
Intel Corp	3,211	192,178
Microsoft Corp	1,186	187,032
ON Semiconductor Corp *	11,846	288,806
Oracle Corp	2,746	145,483

		1,152,589

Utilities - 5.8%

American Electric Power Co Inc	3,935	371,897
DTE Energy Co	2,507	325,584
Duke Energy Corp	2,318	211,425
Xcel Energy Inc	4,727	300,117

		1,209,023

Total Common Stocks (Cost $15,516,944)		20,444,372

SHORT-TERM INVESTMENT - 1.8%

Money Market Fund - 1.8%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.510%	375,369	375,369

Total Short-Term Investment (Cost $375,369)		375,369

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS LARGE-CAP VALUE

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Value

TOTAL INVESTMENTS - 99.8% (Cost $15,892,313)	$20,819,741

OTHER ASSETS & LIABILITIES, NET - 0.2%	36,110

NET ASSETS - 100.0%	$20,855,851

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$20,444,372	$20,444,372	$—	$—
	Short-Term Investment	375,369	375,369	—	—

	Total	$20,819,741	$20,819,741	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL/MID-CAP

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Basic Materials - 3.3%

Allegheny Technologies Inc *	70,962	$1,466,075
Axalta Coating Systems Ltd *	90,300	2,745,120
Kaiser Aluminum Corp	28,105	3,116,564
Kraton Corp *	65,935	1,669,474
PolyOne Corp	46,386	1,706,541
Rogers Corp *	11,918	1,486,532

		12,190,306

Communications - 4.4%

CDW Corp	26,138	3,733,552
Ciena Corp *	65,727	2,805,886
Sinclair Broadcast Group Inc ‘A’	69,476	2,316,330
Viavi Solutions Inc *	224,467	3,367,005
Vonage Holdings Corp *	242,755	1,798,814
Yelp Inc *	61,893	2,155,733

		16,177,320

Consumer, Cyclical - 11.4%

Aramark	87,076	3,779,098
BJ’s Restaurants Inc	55,557	2,108,944
BJ’s Wholesale Club Holdings Inc *	105,994	2,410,303
Bloomin’ Brands Inc	159,366	3,517,208
Capri Holdings Ltd *	42,523	1,622,252
Dine Brands Global Inc	29,013	2,423,166
G-III Apparel Group Ltd *	54,095	1,812,182
KB Home	66,756	2,287,728
Lithia Motors Inc ‘A’	15,818	2,325,246
RH*	14,689	3,136,101
SeaWorld Entertainment Inc *	105,291	3,338,778
SkyWest Inc	46,893	3,030,695
Sleep Number Corp *	60,542	2,981,088
Steven Madden Ltd	57,097	2,455,742
The Children’s Place Inc	16,300	1,019,076
UniFirst Corp	11,305	2,283,384
Wolverine World Wide Inc	58,317	1,967,616

		42,498,607

Consumer, Non-Cyclical - 28.9%

Adtalem Global Education Inc *	55,537	1,942,129
Amedisys Inc *	21,597	3,604,971
Amicus Therapeutics Inc *	177,501	1,728,860
AMN Healthcare Services Inc *	32,456	2,022,333
BioTelemetry Inc *	49,660	2,299,258
Cardtronics PLC ‘A’ *	79,011	3,527,841
Charles River Laboratories International Inc *	21,667	3,309,851
Encompass Health Corp	34,873	2,415,653
Esperion Therapeutics Inc *	20,754	1,237,561
Euronet Worldwide Inc *	25,602	4,033,851
FTI Consulting Inc *	27,848	3,081,660
Harsco Corp *	83,914	1,930,861
Helen of Troy Ltd *	12,389	2,227,418
Hill-Rom Holdings Inc	38,039	4,318,568
Horizon Therapeutics PLC *	124,146	4,494,085
Hostess Brands Inc *	145,064	2,109,231
ICF International Inc	35,464	3,249,212
Insperity Inc	33,683	2,898,085
Ionis Pharmaceuticals Inc *	44,798	2,706,247
Jazz Pharmaceuticals PLC *	24,101	3,597,797
Lamb Weston Holdings Inc	47,773	4,109,911
LHC Group Inc *	23,773	3,274,968

	Shares	Value
LivaNova PLC *	27,479	$2,072,741
LiveRamp Holdings Inc *	77,844	3,741,961
Merit Medical Systems Inc *	66,585	2,078,784
Myriad Genetics Inc *	55,729	1,517,501
Neurocrine Biosciences Inc *	27,247	2,928,780
Option Care Health Inc *	407,273	1,519,128
Performance Food Group Co *	74,316	3,825,788
Post Holdings Inc *	14,404	1,571,476
PRA Health Sciences Inc *	25,825	2,870,449
Quanta Services Inc	79,828	3,249,798
Quidel Corp *	34,092	2,557,923
Service Corp International	87,041	4,006,497
Supernus Pharmaceuticals Inc *	51,551	1,222,790
Syneos Health Inc *	56,819	3,379,310
Teleflex Inc	7,150	2,691,546
The Cooper Cos Inc	12,093	3,885,360

		107,240,183

Energy - 2.2%

Diamondback Energy Inc	34,897	3,240,536
Helix Energy Solutions Group Inc *	193,780	1,866,101
WPX Energy Inc *	214,165	2,942,627

		8,049,264

Financial - 21.7%

Alleghany Corp *	5,155	4,121,783
Blucora Inc *	85,434	2,233,245
Deluxe Corp	53,891	2,690,239
Douglas Emmett Inc REIT	81,336	3,570,650
Everest Re Group Ltd	16,767	4,641,776
Glacier Bancorp Inc	50,716	2,332,429
Highwoods Properties Inc REIT	61,513	3,008,601
Horace Mann Educators Corp	64,914	2,834,145
Hudson Pacific Properties Inc REIT	92,935	3,499,003
IBERIABANK Corp	46,632	3,489,473
Invesco Mortgage Capital Inc REIT	86,384	1,438,294
Lamar Advertising Co ‘A’ REIT	49,760	4,441,578
Life Storage Inc REIT	28,265	3,060,534
Mid-America Apartment Communities Inc REIT	26,342	3,473,456
Old Republic International Corp	177,705	3,975,261
PacWest Bancorp	69,604	2,663,745
Piedmont Office Realty Trust Inc ‘A’ REIT	161,694	3,596,075
Radian Group Inc	123,836	3,115,714
Ryman Hospitality Properties Inc REIT	36,669	3,177,736
TCF Financial Corp	73,633	3,446,024
The Hanover Insurance Group Inc	29,602	4,045,705
Virtu Financial Inc ‘A’	130,865	2,092,531
Western Alliance Bancorp	48,219	2,748,483
Wintrust Financial Corp	38,966	2,762,689
Zions Bancorp	75,911	3,941,299

		80,400,468

Industrial - 14.6%

Aerojet Rocketdyne Holdings Inc *	70,998	3,241,769
Altra Industrial Motion Corp	57,637	2,087,036
American Woodmark Corp *	26,346	2,753,420
EnPro Industries Inc	34,028	2,275,793
Generac Holdings Inc *	45,063	4,532,887
Graphic Packaging Holding Co	203,260	3,384,279
Hubbell Inc	12,857	1,900,522
Itron Inc *	34,952	2,934,220
ITT Inc	42,408	3,134,375
Jacobs Engineering Group Inc	37,696	3,386,232
Kirby Corp *	23,161	2,073,604
MasTec Inc *	55,105	3,535,537

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS SMALL/MID-CAP

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value
Rexnord Corp *	54,139	$1,766,014
Ryder System Inc	33,283	1,807,600
Sonoco Products Co	52,196	3,221,537
Spirit AeroSystems Holdings Inc ‘A’	23,410	1,706,121
SPX Corp *	77,563	3,946,405
US Concrete Inc *	43,892	1,828,541
US Ecology Inc	39,669	2,297,232
Werner Enterprises Inc	60,192	2,190,387

		54,003,511

Technology - 9.3%

Bottomline Technologies DE Inc *	65,393	3,505,065
CommVault Systems Inc *	39,835	1,778,234
Cornerstone OnDemand Inc *	31,664	1,853,927
j2 Global Inc	34,876	3,268,230
MKS Instruments Inc	19,333	2,126,823
Nuance Communications Inc *	121,548	2,167,201
Qualys Inc *	21,524	1,794,456
RealPage Inc *	53,318	2,865,842
Silicon Laboratories Inc *	33,978	3,940,768
SPS Commerce Inc *	67,566	3,744,508
Synopsys Inc *	26,128	3,637,018
Zebra Technologies Corp ‘A’ *	15,679	4,005,044

		34,687,116

Utilities - 2.1%

Black Hills Corp	50,569	3,971,689
Portland General Electric Co	66,344	3,701,332

		7,673,021

Total Common Stocks (Cost $302,795,062)		362,919,796

SHORT-TERM INVESTMENT - 2.6%

Money Market Fund - 2.6%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.510%	9,729,377	9,729,377

Total Short-Term Investment (Cost $9,729,377)		9,729,377

TOTAL INVESTMENTS - 100.5% (Cost $312,524,439)		372,649,173

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(1,902,778)

NET ASSETS - 100.0%		$370,746,395

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS SMALL/MID-CAP

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$362,919,796	$362,919,796	$—	$—
	Short-Term Investment	9,729,377	9,729,377	—	—

	Total	$372,649,173	$372,649,173	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%

Basic Materials - 3.4%

Allegheny Technologies Inc *	6,157	$127,204
Commercial Metals Co	5,456	121,505
Kraton Corp *	5,153	130,474
PolyOne Corp	4,418	162,538
Rogers Corp *	730	91,053

		632,774

Communications - 4.4%

NETGEAR Inc *	2,734	67,010
Perficient Inc *	4,170	192,112
Sinclair Broadcast Group Inc ‘A’	3,017	100,587
Viavi Solutions Inc *	13,105	196,575
Vonage Holdings Corp *	11,197	82,970
Yelp Inc *	5,182	180,489

		819,743

Consumer, Cyclical - 11.6%

BJ’s Restaurants Inc	2,735	103,821
BJ’s Wholesale Club Holdings Inc *	4,459	101,398
Bloomin’ Brands Inc	6,275	138,489
Callaway Golf Co	4,977	105,512
Dine Brands Global Inc	1,501	125,364
G-III Apparel Group Ltd *	2,213	74,135
KB Home	4,238	145,236
Lithia Motors Inc ‘A’	1,216	178,752
Marriott Vacations Worldwide Corp	1,570	202,153
RH *	597	127,459
SeaWorld Entertainment Inc *	3,867	122,623
SkyWest Inc	2,884	186,393
Sleep Number Corp *	3,182	156,682
Steven Madden Ltd	3,736	160,685
The Children’s Place Inc	1,419	88,716
UniFirst Corp	451	91,093
Wolverine World Wide Inc	2,086	70,382

		2,178,893

Consumer, Non-Cyclical - 29.4%

Acadia Healthcare Co Inc *	3,700	122,914
Addus HomeCare Corp *	1,215	118,122
Adtalem Global Education Inc *	3,569	124,808
Amedisys Inc *	1,331	222,171
Amicus Therapeutics Inc *	10,729	104,501
AMN Healthcare Services Inc *	2,923	182,132
Amphastar Pharmaceuticals Inc *	5,139	99,131
BioTelemetry Inc *	1,977	91,535
Blueprint Medicines Corp *	1,445	115,759
Cardtronics PLC ‘A’ *	4,308	192,352
Edgewell Personal Care Co *	4,295	132,973
Esperion Therapeutics Inc *	1,817	108,348
FibroGen Inc *	2,381	102,121
FTI Consulting Inc *	1,214	134,341
Harsco Corp *	8,401	193,307
Helen of Troy Ltd *	1,065	191,476
Horizon Therapeutics PLC *	7,879	285,220
Hostess Brands Inc *	10,432	151,681
ICF International Inc	2,250	206,145
Insperity Inc	1,876	161,411
Iovance Biotherapeutics Inc *	4,191	116,007
J&J Snack Foods Corp	207	38,144
LHC Group Inc *	1,572	216,559

	Shares	Value
LivaNova PLC *	1,897	$143,091
LiveRamp Holdings Inc *	4,428	212,854
Magellan Health Inc *	1,389	108,689
Myriad Genetics Inc *	5,854	159,404
NuVasive Inc *	2,322	179,584
Option Care Health Inc *	27,799	103,690
Orthofix Medical Inc *	2,577	119,006
Performance Food Group Co *	3,317	170,759
Quidel Corp *	2,437	182,848
Revance Therapeutics Inc *	6,930	112,474
SP Plus Corp *	2,283	96,868
Supernus Pharmaceuticals Inc *	4,702	111,532
Syneos Health Inc *	3,144	186,989
Ultragenyx Pharmaceutical Inc *	2,381	101,693
Vanda Pharmaceuticals Inc *	7,186	117,922

		5,518,561

Energy - 2.0%

Helix Energy Solutions Group Inc *	15,879	152,915
Magnolia Oil & Gas Corp ‘A’ *	11,264	141,701
PDC Energy Inc *	3,353	87,748

		382,364

Financial - 23.9%

Argo Group International Holdings Ltd	2,481	163,126
Armada Hoffler Properties Inc REIT	7,306	134,065
Blucora Inc *	3,762	98,339
Brightsphere Investment Group Inc	10,118	103,406
Cathay General Bancorp	3,769	143,410
CenterState Bank Corp	5,503	137,465
ConnectOne Bancorp Inc	2,885	74,202
Deluxe Corp	2,747	137,130
Enterprise Financial Services Corp	3,213	154,899
Essent Group Ltd	2,412	125,400
First Industrial Realty Trust Inc REIT	5,070	210,456
First Midwest Bancorp Inc	6,461	148,991
Glacier Bancorp Inc	2,782	127,944
Home BancShares Inc	6,418	126,178
Horace Mann Educators Corp	4,390	191,667
IBERIABANK Corp	1,988	148,762
Invesco Mortgage Capital Inc REIT	8,207	136,646
Investors Bancorp Inc	19,026	226,695
National Storage Affiliates Trust REIT	4,306	144,768
NexPoint Residential Trust Inc REIT	3,887	174,915
Old National Bancorp	8,479	155,081
Piedmont Office Realty Trust Inc ‘A’ REIT	7,317	162,730
PotlatchDeltic Corp REIT	2,192	94,848
PS Business Parks Inc REIT	1,080	178,060
Radian Group Inc	7,237	182,083
Ryman Hospitality Properties Inc REIT	2,232	193,425
Selective Insurance Group Inc	2,777	181,033
Simmons First National Corp ‘A’	5,255	140,781
United Community Banks Inc	5,229	161,471
WSFS Financial Corp	2,746	120,796

		4,478,772

Industrial - 13.0%

Air Transport Services Group Inc *	5,395	126,567
Altra Industrial Motion Corp	4,925	178,334
American Woodmark Corp *	1,137	118,828
EMCOR Group Inc	2,233	192,708
EnerSys	1,868	139,782
Generac Holdings Inc *	1,860	187,097
Itron Inc *	1,112	93,352
MasTec Inc *	3,467	222,443

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value
OSI Systems Inc *	1,201	$120,989
Rexnord Corp *	4,625	150,868
Saia Inc *	1,938	180,467
SPX Corp *	3,187	162,155
Universal Forest Products Inc	2,882	137,471
US Concrete Inc *	2,416	100,651
US Ecology Inc	1,409	81,595
Vishay Intertechnology Inc	7,081	150,754
Werner Enterprises Inc	2,595	94,432

		2,438,493

Technology - 8.9%

Allscripts Healthcare Solutions Inc *	11,728	115,110
Bottomline Technologies DE Inc *	2,072	111,059
CommVault Systems Inc *	2,276	101,601
Cornerstone OnDemand Inc *	3,178	186,072
Glu Mobile Inc *	18,832	113,934
j2 Global Inc	2,047	191,824
Qualys Inc *	2,082	173,576
Silicon Laboratories Inc *	1,228	142,424
SPS Commerce Inc *	3,469	192,252
Verint Systems Inc *	4,162	230,408
Virtusa Corp *	2,525	114,458

		1,672,718

Utilities - 2.8%

ALLETE Inc	947	76,868
Black Hills Corp	2,285	179,464
Portland General Electric Co	1,968	109,795
Southwest Gas Holdings Inc	1,977	150,192

		516,319

Total Common Stocks (Cost $15,758,069)		18,638,637

SHORT-TERM INVESTMENT - 0.6%

Money Market Fund - 0.6%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.510%	105,889	105,889

Total Short-Term Investment (Cost $105,889)		105,889

TOTAL INVESTMENTS - 100.0% (Cost $15,863,958)		18,744,526

OTHER ASSETS & LIABILITIES, NET - 0.0%		8,680

NET ASSETS - 100.0%		$18,753,206

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$18,638,637	$18,638,637	$—	$—
	Short-Term Investment	105,889	105,889	—	—

	Total	$18,744,526	$18,744,526	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP VALUE

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.9%

Basic Materials - 2.8%

Allegheny Technologies Inc *	6,468	$133,629
Commercial Metals Co	5,120	114,022
Kaiser Aluminum Corp	1,668	184,965
Kraton Corp *	6,654	168,479

		601,095

Communications - 2.0%

NETGEAR Inc *	4,883	119,682
Viavi Solutions Inc *	10,607	159,105
Yelp Inc *	4,119	143,465

		422,252

Consumer, Cyclical - 9.8%

BJ’s Wholesale Club Holdings Inc *	6,306	143,398
Bloomin’ Brands Inc	7,818	172,543
Callaway Golf Co	6,603	139,984
Del Taco Restaurants Inc *	11,281	89,176
Designer Brands Inc ‘A’	10,735	168,969
Dine Brands Global Inc	1,742	145,492
G-III Apparel Group Ltd *	3,947	132,224
KB Home	5,617	192,495
Marriott Vacations Worldwide Corp	1,330	171,251
RH *	739	157,776
SkyWest Inc	4,083	263,884
The Children’s Place Inc	1,526	95,406
UniFirst Corp	1,067	215,513

		2,088,111

Consumer, Non-Cyclical - 17.2%

Aaron’s Inc	2,508	143,232
Acadia Healthcare Co Inc *	4,278	142,115
Addus HomeCare Corp *	1,998	194,246
Adtalem Global Education Inc *	6,301	220,346
Cardtronics PLC ‘A’ *	4,618	206,194
Central Garden & Pet Co ‘A’ *	4,923	144,539
Edgewell Personal Care Co *	5,631	174,336
Harsco Corp *	8,021	184,563
Helen of Troy Ltd *	1,809	325,240
Horizon Therapeutics PLC *	5,372	194,466
Hostess Brands Inc *	10,776	156,683
ICF International Inc	2,560	234,547
LivaNova PLC *	1,163	87,725
Magellan Health Inc *	2,714	212,370
Myriad Genetics Inc *	3,658	99,607
Option Care Health Inc *	36,585	136,462
Orthofix Medical Inc *	2,755	127,226
Revance Therapeutics Inc *	7,227	117,294
SP Plus Corp *	5,932	251,695
Syneos Health Inc *	3,214	191,153
Viad Corp	1,741	117,518

		3,661,557

Energy - 4.0%

Delek US Holdings Inc	3,025	101,428
Helix Energy Solutions Group Inc *	19,553	188,295
Jagged Peak Energy Inc *	15,043	127,715
Magnolia Oil & Gas Corp ‘A’ *	19,580	246,317
PDC Energy Inc *	7,310	191,303

		855,058

	Shares	Value
Financial - 39.9%

Agree Realty Corp REIT	2,008	$140,901
Aircastle Ltd	6,142	196,606
Argo Group International Holdings Ltd	3,308	217,501
Armada Hoffler Properties Inc REIT	11,455	210,199
Blucora Inc *	4,294	112,245
Brightsphere Investment Group Inc	11,301	115,496
Camden National Corp	2,942	135,509
Cathay General Bancorp	4,822	183,477
CenterState Bank Corp	8,492	212,130
ConnectOne Bancorp Inc	6,437	165,560
Deluxe Corp	3,655	182,458
Enterprise Financial Services Corp	4,066	196,022
Essent Group Ltd	3,389	176,194
First Bancorp	5,469	218,268
First Industrial Realty Trust Inc REIT	7,778	322,865
First Interstate BancSystem Inc ‘A’	5,068	212,451
First Midwest Bancorp Inc	8,933	205,995
Glacier Bancorp Inc	5,185	238,458
Hilltop Holdings Inc	7,810	194,703
Home BancShares Inc	8,261	162,411
Horace Mann Educators Corp	4,470	195,160
Horizon Bancorp Inc	8,495	161,405
IBERIABANK Corp	3,370	252,177
Invesco Mortgage Capital Inc REIT	18,428	306,826
Investors Bancorp Inc	21,822	260,009
MFA Financial Inc REIT	36,624	280,174
National Storage Affiliates Trust REIT	7,057	237,256
NexPoint Residential Trust Inc REIT	4,748	213,660
Old National Bancorp	8,787	160,714
Old Second Bancorp Inc	9,749	131,319
Piedmont Office Realty Trust Inc ‘A’ REIT	13,017	289,498
PotlatchDeltic Corp REIT	968	41,885
QCR Holdings Inc	2,928	128,422
Radian Group Inc	9,089	228,679
Ryman Hospitality Properties Inc REIT	3,227	279,652
Sandy Spring Bancorp Inc	5,707	216,181
Selective Insurance Group Inc	3,781	246,483
Simmons First National Corp ‘A’	8,090	216,731
Stifel Financial Corp	1,854	112,445
Sunstone Hotel Investors Inc REIT	10,180	141,706
TCF Financial Corp	3,852	180,274
United Community Banks Inc	6,889	212,732
WSFS Financial Corp	4,452	195,844

		8,488,681

Industrial - 11.0%

Altra Industrial Motion Corp	4,389	158,926
Astronics Corp *	3,976	111,129
AZZ Inc	3,254	149,521
EMCOR Group Inc	2,976	256,829
EnerSys	1,986	148,613
Knowles Corp *	8,074	170,765
MYR Group Inc *	4,148	135,183
Rexnord Corp *	5,557	181,269
Sanmina Corp *	6,883	235,674
TriMas Corp *	6,174	193,925
UFP Technologies Inc *	3,121	154,833
Universal Forest Products Inc	2,415	115,196
Vishay Intertechnology Inc	7,221	153,735
Werner Enterprises Inc	4,985	181,404

		2,347,002

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP VALUE

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value
Technology - 4.3%

Allscripts Healthcare Solutions Inc *	13,976	$137,174
CACI International Inc ‘A’ *	728	181,993
CSG Systems International Inc	2,192	113,502
Insight Enterprises Inc *	3,342	234,909
Verint Systems Inc *	4,599	254,601

		922,179

Utilities - 4.9%

Black Hills Corp	4,864	382,019
Portland General Electric Co	6,106	340,654
Southwest Gas Holdings Inc	4,187	318,086

		1,040,759

Total Common Stocks (Cost $17,841,313)		20,426,694

EXCHANGE-TRADED FUND - 0.8%

iShares Russell 2000 Value	1,224	157,382

Total Exchange-Traded Fund (Cost $140,622)		157,382

SHORT-TERM INVESTMENT - 2.5%

Money Market Fund - 2.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.510%	540,307	540,307

Total Short-Term Investment (Cost $540,307)		540,307

TOTAL INVESTMENTS - 99.2% (Cost $18,522,242)		21,124,383

OTHER ASSETS & LIABILITIES, NET - 0.8%		178,466

NET ASSETS - 100.0%		$21,302,849

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP VALUE

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$20,426,694	$20,426,694	$—	$—
	Exchange-Traded Fund	157,382	157,382	—	—
	Short-Term Investment	540,307	540,307	—	—

Total		$21,124,383	$21,124,383	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP GROWTH

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Basic Materials - 2.8%

Kaiser Aluminum Corp	3,249	$360,281
PolyOne Corp	8,381	308,337
Rogers Corp *	1,605	200,192

		868,810

Communications - 4.8%

NETGEAR Inc *	9,161	224,536
Sinclair Broadcast Group Inc ‘A’	6,281	209,409
Viavi Solutions Inc *	27,298	409,470
Vonage Holdings Corp *	38,467	285,040
Yelp Inc *	9,847	342,971

		1,471,426

Consumer, Cyclical - 14.5%

BJ’s Restaurants Inc	7,044	267,390
BJ’s Wholesale Club Holdings Inc *	15,997	363,772
Bloomin’ Brands Inc	17,562	387,593
Dine Brands Global Inc	3,269	273,027
G-III Apparel Group Ltd *	8,817	295,369
KB Home	6,996	239,753
Lithia Motors Inc ‘A’	2,437	358,239
PetIQ Inc *	7,411	185,646
RH *	1,405	299,967
SeaWorld Entertainment Inc *	13,394	424,724
Shake Shack Inc ‘A’ *	3,670	218,622
Sleep Number Corp *	6,358	313,068
Steven Madden Ltd	8,454	363,607
The Children’s Place Inc	2,951	184,496
Wolverine World Wide Inc	8,588	289,759

		4,465,032

Consumer, Non-Cyclical - 37.1%

Aaron’s Inc	5,200	296,972
Acadia Healthcare Co Inc *	8,408	279,314
Addus HomeCare Corp *	2,403	233,620
Amedisys Inc *	2,803	467,877
Amicus Therapeutics Inc *	25,172	245,175
AMN Healthcare Services Inc *	5,742	357,784
Amphastar Pharmaceuticals Inc *	8,157	157,349
BioTelemetry Inc *	6,701	310,256
Blueprint Medicines Corp *	3,578	286,634
Cardtronics PLC ‘A’ *	8,938	399,082
Chegg Inc *	12,971	491,731
Esperion Therapeutics Inc *	4,864	290,040
FibroGen Inc *	6,406	274,753
FTI Consulting Inc *	2,504	277,093
Harsco Corp *	12,075	277,846
Heron Therapeutics Inc *	12,367	290,624
Horizon Therapeutics PLC *	15,806	572,177
Insperity Inc	3,981	342,525
Iovance Biotherapeutics Inc *	8,791	243,335
iRhythm Technologies Inc *	4,053	275,969
LHC Group Inc *	3,293	453,644
LivaNova PLC *	4,249	320,502
LiveRamp Holdings Inc *	6,049	290,775
Merit Medical Systems Inc *	9,030	281,917
Myriad Genetics Inc *	9,543	259,856
NuVasive Inc *	5,224	404,024
Option Care Health Inc *	49,889	186,086
Orthofix Medical Inc *	5,904	272,647

	Shares	Value
Performance Food Group Co *	11,039	$568,288
PTC Therapeutics Inc *	5,675	272,570
Quidel Corp *	5,842	438,325
Revance Therapeutics Inc *	12,266	199,077
Supernus Pharmaceuticals Inc *	9,570	227,000
Syneos Health Inc *	6,192	368,269
Ultragenyx Pharmaceutical Inc *	6,255	267,151
Vanda Pharmaceuticals Inc *	11,640	191,012

		11,371,299

Energy - 0.5%

Matador Resources Co *	8,784	157,849

Financial - 7.3%
Blucora Inc *	12,105	316,425
ConnectOne Bancorp Inc	8,720	224,278
Deluxe Corp	7,755	387,130
Essent Group Ltd	7,023	365,126
Glacier Bancorp Inc	4,578	210,542
PS Business Parks Inc REIT	2,072	341,611
Ryman Hospitality Properties Inc REIT	4,484	388,583

		2,233,695

Industrial - 16.3%

Aerojet Rocketdyne Holdings Inc *	6,880	314,141
American Woodmark Corp *	3,308	345,719
Astronics Corp *	7,855	219,547
EnPro Industries Inc	4,058	271,399
Generac Holdings Inc *	6,303	634,019
Itron Inc *	3,207	269,228
Masonite International Corp *	4,001	288,912
MasTec Inc *	6,856	439,881
MYR Group Inc *	7,547	245,957
OSI Systems Inc *	3,309	333,349
Saia Inc *	3,235	301,243
SPX Corp *	8,793	447,388
Tetra Tech Inc	4,390	378,242
US Concrete Inc *	5,184	215,965
US Ecology Inc	4,912	284,454

		4,989,444

Technology - 14.7%

Allscripts Healthcare Solutions Inc *	28,827	282,937
Benefitfocus Inc *	5,586	122,557
Bottomline Technologies DE Inc *	8,978	481,221
Cloudera Inc *	26,882	312,638
CommVault Systems Inc *	5,579	249,047
Cornerstone OnDemand Inc *	8,600	503,530
Glu Mobile Inc *	53,309	322,519
j2 Global Inc	6,085	570,225
Qualys Inc *	4,177	348,236
RealPage Inc *	3,976	213,710
Silicon Laboratories Inc *	3,793	439,912
SPS Commerce Inc *	6,687	370,594
Virtusa Corp *	6,504	294,826

		4,511,952

Total Common Stocks (Cost $24,307,441)		30,069,507

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP GROWTH

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 2.0%

Money Market Fund - 2.0%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.510%	631,974	$631,974

Total Short-Term Investment (Cost $631,974)		631,974

TOTAL INVESTMENTS - 100.0% (Cost $24,939,415)		30,701,481

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(7,412)

NET ASSETS - 100.0%		$30,694,069

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$30,069,507	$30,069,507	$—	$—
	Short-Term Investment	631,974	631,974	—	—

	Total	$30,701,481	$30,701,481	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF DEVELOPING GROWTH FUND

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Communications - 3.4%

Anaplan Inc *	2,900	$151,960
Cardlytics Inc *	643	40,419
Q2 Holdings Inc *	1,214	98,431
The RealReal Inc *	3,716	70,047
Wix.com Ltd (Israel) *	530	64,861

		425,718

Consumer, Cyclical - 14.6%

Asbury Automotive Group Inc *	1,120	125,205
Dick’s Sporting Goods Inc	2,652	131,247
Fox Factory Holding Corp *	1,282	89,189
Freshpet Inc *	2,445	144,475
Herman Miller Inc	3,240	134,946
LGI Homes Inc *	2,346	165,745
Lithia Motors Inc ‘A’	1,068	156,996
Malibu Boats Inc ‘A’ *	3,402	139,312
National Vision Holdings Inc *	2,097	68,006
Planet Fitness Inc ‘A’ *	2,821	210,672
RH*	569	121,482
Wingstop Inc	1,116	96,233
YETI Holdings Inc *	7,830	272,327

		1,855,835

Consumer, Non-Cyclical - 41.4%

10X Genomics Inc ‘A’ *	1,609	122,686
ACADIA Pharmaceuticals Inc *	3,896	166,671
Amarin Corp PLC ADR (Ireland) *	4,116	88,247
Argenx SE ADR (Netherlands) *	997	160,038
Avalara Inc *	2,351	172,211
Blueprint Medicines Corp *	1,435	114,958
Bridgebio Pharma Inc *	4,758	166,768
Bright Horizons Family Solutions Inc *	1,242	186,660
Calavo Growers Inc	1,595	144,491
CareDx Inc *	3,016	65,055
Chegg Inc *	4,883	185,115
ChemoCentryx Inc *	1,804	71,348
Coherus Biosciences Inc *	11,713	210,893
CRISPR Therapeutics AG (Switzerland) *	1,443	87,886
Deciphera Pharmaceuticals Inc *	1,059	65,912
Forty Seven Inc *	1,787	70,354
Glaukos Corp *	1,111	60,516
Grocery Outlet Holding Corp *	1,969	63,894
Guardant Health Inc *	1,407	109,943
GW Pharmaceuticals PLC ADR (United Kingdom) *	600	62,736
Helen of Troy Ltd *	390	70,118
Inspire Medical Systems Inc *	3,497	259,512
Insulet Corp *	918	157,162
iRhythm Technologies Inc *	909	61,894
Karuna Therapeutics Inc *	500	37,670
Masimo Corp *	856	135,299
Mirati Therapeutics Inc *	1,721	221,768
Myovant Sciences Ltd *	3,960	61,459
Natera Inc *	1,769	59,598
Nevro Corp *	2,214	260,234
NextCure Inc *	949	53,457
Paylocity Holding Corp *	1,693	204,548
Penumbra Inc *	888	145,872
Quanta Services Inc	1,497	60,943
Repligen Corp *	3,174	293,595
Rocket Pharmaceuticals Inc *	2,952	67,188

	Shares	Value
Sarepta Therapeutics Inc *	708	$91,360
Strategic Education Inc	698	110,912
Tandem Diabetes Care Inc *	1,079	64,319
Teladoc Health Inc *	1,893	158,482
The Boston Beer Co Inc ‘A’ *	254	95,974
Turning Point Therapeutics Inc *	1,720	107,139
uniQure NV (Netherlands) *	1,496	107,203

		5,262,088

Energy - 1.0%

SolarEdge Technologies Inc *	1,369	130,178

Financial - 6.0%

Assetmark Financial Holdings Inc *	4,811	139,615
CenterState Bank Corp	4,588	114,609
eHealth Inc *	1,306	125,481
Goosehead Insurance Inc ‘A’	2,370	100,488
Redfin Corp *	4,701	99,379
Western Alliance Bancorp	3,305	188,385

		767,957

Industrial - 11.0%
Axon Enterprise Inc *	2,305	168,911
Comtech Telecommunications Corp	2,812	99,798
Federal Signal Corp	4,813	155,219
Generac Holdings Inc *	3,665	368,662
MasTec Inc *	1,894	121,519
Novanta Inc *	848	74,997
OSI Systems Inc *	950	95,703
RBC Bearings Inc *	358	56,686
Tetra Tech Inc	1,445	124,501
Trex Co Inc *	1,451	130,416

		1,396,412

Technology - 21.5%
Alteryx Inc ‘A’ *	1,459	146,002
Appian Corp *	2,727	104,199
Cirrus Logic Inc *	1,752	144,382
Coupa Software Inc *	1,081	158,096
Cubic Corp	1,913	121,609
Everbridge Inc *	781	60,981
Five9 Inc *	3,162	207,364
Globant SA (Argentina) *	1,294	137,229
HubSpot Inc *	422	66,887
HUYA Inc ADR (China) *	3,737	67,079
Inphi Corp *	3,491	258,404
LivePerson Inc *	2,236	82,732
Lumentum Holdings Inc *	1,241	98,411
Medallia Inc *	3,015	93,797
MKS Instruments Inc	1,611	177,226
Monolithic Power Systems Inc	1,106	196,890
Semtech Corp *	1,921	101,621
Silicon Laboratories Inc *	1,573	182,437
SVMK Inc *	8,151	145,658
Verra Mobility Corp *	12,556	175,658

		2,726,662

Total Common Stocks (Cost $9,887,075)		12,564,850

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF DEVELOPING GROWTH FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.510%	113,587	$113,587

Total Short-Term Investment (Cost $113,587)		113,587

TOTAL INVESTMENTS - 99.8% (Cost $10,000,662)		12,678,437

OTHER ASSETS & LIABILITIES, NET - 0.2%		25,224

NET ASSETS - 100.0%		$12,703,661

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$12,564,850	$12,564,850	$—	$—
	Short-Term Investment	113,587	113,587	—	—

	Total	$12,678,437	$12,678,437	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%

Basic Materials - 1.8%

The Sherwin-Williams Co	5,918	$3,453,390

Communications - 18.3%

Alibaba Group Holding Ltd ADR (China) *	3,701	784,982
Alphabet Inc ‘A’ *	6,118	8,194,388
Alphabet Inc ‘C’ *	2,418	3,232,915
Amazon.com Inc *	5,820	10,754,429
Charter Communications Inc ‘A’ *	6,052	2,935,704
Comcast Corp ‘A’	18,527	833,159
Facebook Inc ‘A’ *	25,011	5,133,508
Netflix Inc *	9,853	3,188,135
Shopify Inc ‘A’ (Canada) *	785	312,100
Spotify Technology SA *	3,186	476,466

		35,845,786

Consumer, Cyclical - 7.2%

Chipotle Mexican Grill Inc *	1,119	936,726
Costco Wholesale Corp	5,473	1,608,624
Dollar General Corp	8,331	1,299,469
Dollar Tree Inc *	11,676	1,098,128
Hilton Worldwide Holdings Inc	8,821	978,337
Lululemon Athletica Inc *	3,400	787,678
Marriott International Inc ‘A’	11,140	1,686,930
NIKE Inc ‘B’	22,792	2,309,057
O’Reilly Automotive Inc *	633	277,419
Ross Stores Inc	19,037	2,216,288
Starbucks Corp	6,741	592,669
Wynn Resorts Ltd	2,618	363,562

		14,154,887

Consumer, Non-Cyclical - 24.4%

Abbott Laboratories	27,237	2,365,806
Becton Dickinson and Co	3,237	880,367
Boston Scientific Corp *	56,742	2,565,873
Clarivate Analytics PLC (United Kingdom) *	6,454	108,427
Colgate-Palmolive Co	30,920	2,128,533
Constellation Brands Inc ‘A’	5,215	989,546
CoStar Group Inc *	998	597,103
Danaher Corp	25,349	3,890,565
Edwards Lifesciences Corp *	6,618	1,543,913
Eli Lilly & Co	5,794	761,505
Equifax Inc	2,098	293,972
FleetCor Technologies Inc *	7,154	2,058,349
Global Payments Inc	25,642	4,681,204
IHS Markit Ltd *	14,039	1,057,839
Illumina Inc *	3,094	1,026,404
Medtronic PLC	28,703	3,256,355
PayPal Holdings Inc *	18,455	1,996,277
Pernod Ricard SA (France)	2,398	429,095
Square Inc ‘A’ *	10,321	645,682
The Estee Lauder Cos Inc ‘A’	7,865	1,624,437
Thermo Fisher Scientific Inc	17,152	5,572,170
TransUnion	14,035	1,201,536
Verisk Analytics Inc	20,855	3,114,486
Vertex Pharmaceuticals Inc *	6,252	1,368,875
Zoetis Inc	27,602	3,653,125

		47,811,444

	Shares	Value
Energy - 0.3%

Pioneer Natural Resources Co	3,546	$536,758

Financial - 13.5%

American Tower Corp REIT	13,656	3,138,422
Aon PLC	15,237	3,173,715
Intercontinental Exchange Inc	20,794	1,924,485
Mastercard Inc ‘A’	28,485	8,505,336
Visa Inc ‘A’	52,055	9,781,134

		26,523,092

Industrial - 6.6%

AMETEK Inc	17,577	1,753,130
Amphenol Corp ‘A’	16,959	1,835,472
Canadian Pacific Railway Ltd (Canada)	6,607	1,684,455
Fortive Corp	14,044	1,072,821
Roper Technologies Inc	6,945	2,460,127
Union Pacific Corp	8,049	1,455,179
Vulcan Materials Co	19,393	2,792,398

		13,053,582

Technology - 27.2%

Adobe Inc *	27,183	8,965,225
Analog Devices Inc	9,915	1,178,299
Apple Inc	13,000	3,817,450
Black Knight Inc *	6,830	440,398
Cadence Design Systems Inc *	4,132	286,596
Electronic Arts Inc *	24,037	2,584,218
Fidelity National Information Services Inc	28,276	3,932,909
Fiserv Inc *	43,499	5,029,789
Intuit Inc	12,693	3,324,677
Microsoft Corp	102,403	16,148,953
MSCI Inc	9,652	2,491,953
salesforce.com Inc *	24,978	4,062,422
Take-Two Interactive Software Inc *	9,755	1,194,305

		53,457,194

Total Common Stocks (Cost $88,888,132)		194,836,133

SHORT-TERM INVESTMENT - 0.8%

Money Market Fund - 0.8%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.510%	1,617,440	1,617,440

Total Short-Term Investment (Cost $1,617,440)		1,617,440

TOTAL INVESTMENTS - 100.1% (Cost $90,505,572)		196,453,573

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(154,348)

NET ASSETS - 100.0%		$196,299,225

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$3,453,390	$3,453,390	$—	$—
	Communications	35,845,786	35,845,786	—	—
	Consumer, Cyclical	14,154,887	14,154,887	—	—
	Consumer, Non-Cyclical	47,811,444	47,382,349	429,095	—
	Energy	536,758	536,758	—	—
	Financial	26,523,092	26,523,092	—	—
	Industrial	13,053,582	13,053,582	—	—
	Technology	53,457,194	53,457,194	—	—

	Total Common Stocks	194,836,133	194,407,038	429,095	—

	Short-Term Investment	1,617,440	1,617,440	—	—

	Total	$196,453,573	$196,024,478	$429,095	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Basic Materials - 3.5%

Air Products & Chemicals Inc	15,155	$3,561,273
PPG Industries Inc	20,156	2,690,624

		6,251,897

Communications - 14.5%

AT&T Inc	91,130	3,561,360
Charter Communications Inc ‘A’ *	11,098	5,383,418
Comcast Corp ‘A’	137,851	6,199,160
DISH Network Corp ‘A’ *	106,226	3,767,836
Fox Corp ‘B’	60,255	2,193,282
Motorola Solutions Inc	30,498	4,914,448

		26,019,504

Consumer, Cyclical - 2.1%

The Home Depot Inc	17,159	3,747,182

Consumer, Non-Cyclical - 18.7%

AmerisourceBergen Corp	23,187	1,971,359
Amgen Inc	10,951	2,639,958
Anheuser-Busch InBev SA/NV ADR (Belgium)	34,906	2,863,688
Anthem Inc	13,595	4,106,098
CVS Health Corp	31,395	2,332,335
Johnson & Johnson	24,775	3,613,929
Keurig Dr Pepper Inc	60,915	1,763,489
Merck & Co Inc	51,111	4,648,545
Novartis AG ADR (Switzerland)	21,111	1,999,001
Pfizer Inc	54,248	2,125,437
Philip Morris International Inc	32,644	2,777,678
UnitedHealth Group Inc	9,424	2,770,468

		33,611,985

Energy - 7.9%

Chevron Corp	27,601	3,326,197
Enterprise Products Partners LP	95,050	2,676,608
Exxon Mobil Corp	37,096	2,588,559
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	36,130	2,130,947
Suncor Energy Inc (Canada)	105,205	3,450,724

		14,173,035

Financial - 25.6%

American Express Co	36,393	4,530,565
American Tower Corp REIT	21,544	4,951,242
Bank of America Corp	161,219	5,678,133
Berkshire Hathaway Inc ‘B’ *	12,500	2,831,250
JPMorgan Chase & Co	66,064	9,209,322
Marsh & McLennan Cos Inc	31,169	3,472,538
The Bank of New York Mellon Corp	35,249	1,774,082
The Charles Schwab Corp	47,399	2,254,296
The Progressive Corp	27,788	2,011,573
The Travelers Cos Inc	18,533	2,538,094
US Bancorp	69,590	4,125,991
Wells Fargo & Co	45,616	2,454,141

		45,831,227

	Shares	Value
Industrial - 16.6%

Deere & Co	20,757	$3,596,358
Honeywell International Inc	28,787	5,095,299
Illinois Tool Works Inc	20,745	3,726,424
Martin Marietta Materials Inc	11,377	3,181,464
TE Connectivity Ltd	47,307	4,533,903
United Parcel Service Inc ‘B’	33,265	3,894,001
United Technologies Corp	37,977	5,687,436

		29,714,885

Technology - 6.7%

Apple Inc	11,070	3,250,706
Microsoft Corp	34,587	5,454,370
Oracle Corp	62,894	3,332,124

		12,037,200

Utilities - 2.9%

Edison International	23,963	1,807,050
Sempra Energy	22,855	3,462,075

		5,269,125

Total Common Stocks (Cost $90,838,140)		176,656,040

SHORT-TERM INVESTMENT - 1.5%

Money Market Fund - 1.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.510%	2,725,437	2,725,437

Total Short-Term Investment (Cost $2,725,437)		2,725,437

TOTAL INVESTMENTS - 100.0% (Cost $93,563,577)		179,381,477

OTHER ASSETS & LIABILITIES, NET - 0.0%		57,055

NET ASSETS - 100.0%		$179,438,532

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$176,656,040	$176,656,040	$—	$—
	Short-Term Investment	2,725,437	2,725,437	—	—

	Total	$179,381,477	$179,381,477	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%

Basic Materials - 2.8%

CF Industries Holdings Inc	1,825	$87,125
Eastman Chemical Co	1,495	118,494
Huntsman Corp	4,400	106,304

		311,923

Communications - 7.2%

Ciena Corp *	2,975	127,003
Discovery Inc ‘A’ *	5,735	187,764
eBay Inc	2,104	75,975
Expedia Group Inc	1,395	150,855
RingCentral Inc ‘A’ *	1,000	168,670
Sinclair Broadcast Group Inc ‘A’	2,740	91,352

		801,619

Consumer, Cyclical - 9.8%

Alaska Air Group Inc	1,970	133,467
Aramark	2,840	123,256
Best Buy Co Inc	1,660	145,748
Lululemon Athletica Inc *	875	202,711
Pool Corp	610	129,552
PulteGroup Inc	2,150	83,420
PVH Corp	1,235	129,860
Royal Caribbean Cruises Ltd	1,050	140,186

		1,088,200

Consumer, Non-Cyclical - 24.1%

Amicus Therapeutics Inc *	7,000	68,180
Booz Allen Hamilton Holding Corp	2,040	145,105
Euronet Worldwide Inc *	1,128	177,728
General Mills Inc	1,625	87,035
Hill-Rom Holdings Inc	1,200	136,236
Horizon Therapeutics PLC *	3,275	118,555
Ionis Pharmaceuticals Inc *	2,050	123,841
Jazz Pharmaceuticals PLC *	995	148,534
Lamb Weston Holdings Inc	2,265	194,858
ManpowerGroup Inc	1,125	109,237
MarketAxess Holdings Inc	370	140,271
Neurocrine Biosciences Inc *	1,010	108,565
Post Holdings Inc *	1,400	152,740
Quanta Services Inc	3,850	156,734
Service Corp International	3,750	172,612
Syneos Health Inc *	2,330	138,577
Teleflex Inc	500	188,220
The Cooper Cos Inc	600	192,774
Tyson Foods Inc ‘A’	1,340	121,994

		2,681,796

Energy - 3.8%

Diamondback Energy Inc	2,145	199,185
Marathon Petroleum Corp	1,656	99,774
WPX Energy Inc *	8,786	120,719

		419,678

Financial - 22.0%

Air Lease Corp	1,935	91,951
Alleghany Corp *	265	211,886
AvalonBay Communities Inc REIT	695	145,742
Boston Properties Inc REIT	1,200	165,432

	Shares	Value
Discover Financial Services	1,850	$156,917
Douglas Emmett Inc REIT	3,685	161,771
E*TRADE Financial Corp	2,868	130,121
Everest Re Group Ltd	540	149,494
Highwoods Properties Inc REIT	3,175	155,289
Hudson Pacific Properties Inc REIT	4,150	156,248
Mid-America Apartment Communities Inc REIT	1,066	140,563
Ryman Hospitality Properties Inc REIT	1,461	126,610
TCF Financial Corp	2,725	127,530
The Hanover Insurance Group Inc	885	120,953
Western Alliance Bancorp	2,000	114,000
Willis Towers Watson PLC	725	146,406
Zions Bancorp NA	2,800	145,376

		2,446,289

Industrial - 13.2%

Acuity Brands Inc	750	103,500
Arconic Inc	2,870	88,310
Graphic Packaging Holding Co	5,700	94,905
Hubbell Inc	850	125,647
Ingersoll-Rand PLC	1,196	158,972
ITT Inc	1,800	133,038
Kirby Corp *	1,400	125,342
Martin Marietta Materials Inc	480	134,227
PerkinElmer Inc	1,300	126,230
Spirit AeroSystems Holdings Inc ‘A’	1,325	96,566
Stanley Black & Decker Inc	900	149,166
Textron Inc	2,855	127,333

		1,463,236

Technology - 9.9%

Analog Devices Inc	1,285	152,709
Cerner Corp	1,550	113,755
Nuance Communications Inc *	7,600	135,508
NXP Semiconductors NV (Netherlands)	1,024	130,314
RealPage Inc *	1,800	96,750
Synopsys Inc *	1,315	183,048
Take-Two Interactive Software Inc *	1,200	146,916
Zebra Technologies Corp ‘A’ *	530	135,383

		1,094,383

Utilities - 5.3%

Ameren Corp	2,670	205,056
CMS Energy Corp	3,300	207,372
Public Service Enterprise Group Inc	2,921	172,485

		584,913

Total Common Stocks (Cost $9,049,128)		10,892,037

SHORT-TERM INVESTMENT - 1.9%

Money Market Fund - 1.9%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.510%	210,568	210,568

Total Short-Term Investment (Cost $210,568)		210,568

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Value

TOTAL INVESTMENTS - 100.0% (Cost $9,259,696)	$11,102,605

OTHER ASSETS & LIABILITIES, NET - (0.0%)	(1,299)

NET ASSETS - 100.0%	$11,101,306

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$10,892,037	$10,892,037	$—	$—
	Short-Term Investment	210,568	210,568	—	—

	Total	$11,102,605	$11,102,605	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments

December 31, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 43.9%

Basic Materials - 0.8%

Anglo American Capital PLC (South Africa) 4.125% due 04/15/21 ~	$1,600,000	$1,632,166
DuPont de Nemours Inc 3.020% (USD LIBOR + 1.110%) due 11/15/23 §	5,000,000	5,101,880
Glencore Funding LLC (Switzerland) 3.000% due 10/27/22 ~	1,600,000	1,613,480

		8,347,526

Communications - 1.9%

AT&T Inc
2.951% (USD LIBOR + 0.950%) due 07/15/21 §	1,800,000	1,817,595
3.000% due 06/30/22	3,200,000	3,270,522
3.067% (USD LIBOR + 1.180%) due 06/12/24 §	3,750,000	3,817,520
eBay Inc 3.800% due 03/09/22	3,060,000	3,163,064
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	4,026,313	4,067,180
Verizon Communications Inc 2.894% (USD LIBOR + 1.000%) due 03/16/22 §	4,800,000	4,881,745

		21,017,626

Consumer, Cyclical - 4.1%

Alimentation Couche-Tard Inc (Canada) 2.700% due 07/26/22 ~	2,000,000	2,021,640
Daimler Finance North America LLC (Germany)
2.300% due 02/12/21 ~	4,500,000	4,508,922
2.349% (USD LIBOR + 0.450%) due 02/22/21 § ~	1,500,000	1,500,936
3.750% due 11/05/21 ~	2,900,000	2,980,867
Ford Motor Credit Co LLC
2.681% due 01/09/20	3,200,000	3,200,261
2.982% (USD LIBOR + 1.080%) due 08/03/22 §	3,200,000	3,147,915
3.336% due 03/18/21	2,000,000	2,015,126
General Motors Financial Co Inc
3.271% (USD LIBOR + 1.310%) due 06/30/22 §	1,700,000	1,708,660
4.200% due 03/01/21	3,000,000	3,065,181
Las Vegas Sands Corp 3.200% due 08/08/24	2,600,000	2,683,986
Marriott International Inc
2.125% due 10/03/22	1,650,000	1,653,368
2.535% (USD LIBOR + 0.650%) due 03/08/21 §	3,000,000	3,011,754
Nissan Motor Acceptance Corp
2.498% (USD LIBOR + 0.650%) due 07/13/22 § ~	1,700,000	1,696,683
2.558% (USD LIBOR + 0.630%) due 09/21/21 § ~	2,500,000	2,502,400
2.650% due 07/13/22 ~	2,033,000	2,039,036
Toyota Motor Credit Corp 2.365% (USD LIBOR + 0.480%) due 09/08/22 §	3,500,000	3,512,201
Volkswagen Group of America Finance LLC (Germany) 3.875% due 11/13/20 ~	5,000,000	5,082,065

		46,331,001

	Principal Amount	Value
Consumer, Non-Cyclical - 7.8%

AbbVie Inc 2.150% due 11/19/21 ~	$6,100,000	$6,114,023
Anheuser-Busch InBev Finance Inc (Belgium) 3.300% due 02/01/23	3,416,000	3,538,560
Anheuser-Busch InBev Worldwide Inc (Belgium) 3.500% due 01/12/24	1,300,000	1,369,586
AstraZeneca PLC (United Kingdom) 2.569% (USD LIBOR + 0.665%) due 08/17/23 §	2,400,000	2,407,299
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22	2,500,000	2,536,408
BAT International Finance PLC (United Kingdom) 3.500% due 06/15/22 ~	3,200,000	3,287,374
Bayer US Finance II LLC (Germany)
2.904% (USD LIBOR + 1.010%) due 12/15/23 § ~	2,000,000	2,013,223
3.500% due 06/25/21 ~	1,750,000	1,781,954
Bristol-Myers Squibb Co 2.900% due 07/26/24 ~	2,000,000	2,064,750
Cigna Corp
2.891% (USD LIBOR + 0.890%) due 07/15/23 §	5,450,000	5,482,707
3.200% due 09/17/20	8,000,000	8,063,477
Conagra Brands Inc 2.703% (USD LIBOR + 0.750%) due 10/22/20 §	2,000,000	2,000,206
Constellation Brands Inc 2.610% (USD LIBOR + 0.700%) due 11/15/21 §	2,500,000	2,500,445
DH Europe Finance II Sarl 2.050% due 11/15/22	4,100,000	4,105,036
General Mills Inc 3.012% (USD LIBOR + 1.010%) due 10/17/23 §	7,061,000	7,173,099
Imperial Brands Finance PLC (United Kingdom) 2.950% due 07/21/20 ~	4,200,000	4,212,236
Keurig Dr Pepper Inc 3.551% due 05/25/21	7,000,000	7,150,360
Moody’s Corp 3.250% due 06/07/21	3,000,000	3,055,425
PayPal Holdings Inc 2.200% due 09/26/22	7,500,000	7,543,611
Reynolds American Inc (United Kingdom) 3.250% due 06/12/20	2,347,000	2,357,866
Smithfield Foods Inc 3.350% due 02/01/22 ~	2,500,000	2,507,621
Suntory Holdings Ltd (Japan) 2.250% due 10/16/24 ~	1,000,000	994,111
UnitedHealth Group Inc 2.375% due 10/15/22	4,400,000	4,454,091

		86,713,468

Energy - 2.3%

Energy Transfer Operating LP
3.600% due 02/01/23	3,400,000	3,482,600
4.250% due 03/15/23	1,519,000	1,586,803
4.500% due 04/15/24	900,000	957,985
Enterprise Products Operating LLC 5.250% due 01/31/20	2,100,000	2,104,796

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Exxon Mobil Corp 2.234% (USD LIBOR + 0.330%) due 08/16/22 §	$2,750,000	$2,763,891
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	2,000,000	2,084,201
Kinder Morgan Inc 5.625% due 11/15/23 ~	2,000,000	2,213,171
Midwest Connector Capital Co LLC 3.625% due 04/01/22 ~	1,250,000	1,281,612
MPLX LP
2.785% (USD LIBOR + 0.900%) due 09/09/21 §	2,000,000	2,006,326
3.375% due 03/15/23	1,500,000	1,540,463
3.500% due 12/01/22 ~	1,606,000	1,653,660
Occidental Petroleum Corp 2.854% (USD LIBOR + 0.950%) due 02/08/21 §	4,150,000	4,177,166

		25,852,674

Financial - 22.3%

AerCap Ireland Capital DAC (Ireland) 3.950% due 02/01/22	960,000	991,849
AIG Global Funding 2.407% (USD LIBOR + 0.460%) due 06/25/21 § ~	2,000,000	2,008,011
Air Lease Corp
2.625% due 07/01/22	1,500,000	1,517,110
3.500% due 01/15/22	2,650,000	2,723,159
American Express Co
2.500% due 07/30/24	2,100,000	2,124,165
2.569% (USD LIBOR + 0.650%) due 02/27/23 §	5,000,000	5,022,832
3.700% due 11/05/21	3,050,000	3,142,997
Australia & New Zealand Banking Group Ltd (Australia) 2.300% due 06/01/21	2,500,000	2,513,586
Banco Santander SA (Spain) 2.706% due 06/27/24	2,900,000	2,940,583
Bank of America Corp
2.503% due 10/21/22	600,000	606,003
3.126% (USD LIBOR + 1.160%) due 01/20/23 §	9,321,000	9,460,033
Boston Properties LP REIT 3.800% due 02/01/24	737,000	779,505
Canadian Imperial Bank of Commerce (Canada) 2.350% (SOFR + 0.800%) due 03/17/23 §	1,200,000	1,204,475
Capital One Financial Corp 3.450% due 04/30/21	5,000,000	5,091,020
Capital One NA 2.150% due 09/06/22	2,000,000	2,003,848
Citibank NA 3.165% due 02/19/22	6,000,000	6,078,112
Citigroup Inc
2.750% due 04/25/22	1,800,000	1,828,034
2.900% (USD LIBOR + 0.960%) due 04/25/22 §	2,000,000	2,026,936
Citizens Bank NA
2.911% (USD LIBOR + 0.950%) due 03/29/23 §	4,000,000	4,049,024
3.250% due 02/14/22	2,500,000	2,561,752
Cooperatieve Rabobank UA (Netherlands) 2.807% (USD LIBOR + 0.860%) due 09/26/23 § ~	2,500,000	2,513,444
Duke Realty LP REIT 3.875% due 10/15/22	2,000,000	2,084,623

	Principal Amount	Value
HSBC Bank USA NA 4.875% due 08/24/20	$4,000,000	$4,069,355
HSBC Holdings PLC (United Kingdom) 3.400% due 03/08/21	6,290,000	6,389,901
ING Bank NV (Netherlands) 2.750% due 03/22/21 ~	2,200,000	2,222,953
Intercontinental Exchange Inc 3.450% due 09/21/23	2,200,000	2,316,345
Jackson National Life Global Funding
2.500% due 06/27/22 ~	1,850,000	1,875,757
3.300% due 02/01/22 ~	2,650,000	2,724,771
JPMorgan Chase & Co
2.295% due 08/15/21	2,000,000	2,004,604
2.840% (USD LIBOR + 0.900%) due 04/25/23 §	2,000,000	2,018,189
2.972% due 01/15/23	2,500,000	2,551,109
3.250% due 09/23/22	1,200,000	1,241,327
JPMorgan Chase Bank NA 2.276% (USD LIBOR + 0.340%) due 04/26/21 §	2,000,000	2,001,174
Metropolitan Life Global Funding I 3.450% due 10/09/21 ~	2,100,000	2,158,390
Mid-America Apartments LP REIT 4.300% due 10/15/23	2,000,000	2,140,150
Mitsubishi UFJ Financial Group Inc (Japan)
2.623% due 07/18/22	1,050,000	1,064,221
2.647% (USD LIBOR + 0.740%) due 03/02/23 §	5,300,000	5,316,733
2.730% (USD LIBOR + 0.790%) due 07/25/22 §	4,000,000	4,026,386
Mitsubishi UFJ Trust & Banking Corp (Japan) 2.650% due 10/19/20 ~	6,000,000	6,030,550
Morgan Stanley
2.380% (SOFR + 0.830%) due 06/10/22 §	2,500,000	2,515,145
2.451% (USD LIBOR + 0.550%) due 02/10/21 §	2,000,000	2,000,996
3.336% (USD LIBOR + 1.400%) due 10/24/23 §	1,500,000	1,533,097
5.750% due 01/25/21	3,458,000	3,592,159
New York Life Global Funding
2.288% (USD LIBOR + 0.440%) due 07/12/22 § ~	2,000,000	2,008,471
2.411% (USD LIBOR + 0.520%) due 06/10/22 § ~	2,000,000	2,009,639
3.250% due 08/06/21 ~	1,500,000	1,534,521
PNC Bank NA 2.403% (USD LIBOR + 0.450%) due 07/22/22 §	1,900,000	1,903,848
Protective Life Global Funding 2.481% (USD LIBOR + 0.520%) due 06/28/21 § ~	3,000,000	3,014,503
Royal Bank of Canada (Canada)
2.560% (USD LIBOR + 0.660%) due 10/05/23 §	6,000,000	6,048,964
3.700% due 10/05/23	400,000	422,836
Sumitomo Mitsui Financial Group Inc (Japan)
2.742% (USD LIBOR + 0.740%) due 01/17/23 §	3,130,000	3,146,445
2.784% due 07/12/22	2,500,000	2,542,852
2.801% (USD LIBOR + 0.800%) due 10/16/23 §	7,500,000	7,519,659
2.826% (USD LIBOR + 0.860%) due 07/19/23 §	5,000,000	5,042,018
Synchrony Bank 3.650% due 05/24/21	1,000,000	1,021,092

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Synchrony Financial 2.700% due 02/03/20	$331,000	$331,120
The Bank of New York Mellon Corp
1.950% due 08/23/22	2,000,000	2,004,153
2.100% due 10/24/24	3,000,000	3,003,137
The Goldman Sachs Group Inc
2.660% (USD LIBOR + 0.750%) due 02/23/23 §	7,089,000	7,133,113
3.625% due 02/20/24	2,300,000	2,413,986
The PNC Financial Services Group Inc 3.500% due 01/23/24	1,700,000	1,790,121
The Toronto-Dominion Bank (Canada) 2.606% (USD LIBOR + 0.640%) due 07/19/23 §	10,000,000	10,088,147
Truist Bank
2.492% (USD LIBOR + 0.590%) due 08/02/22 §	6,000,000	6,020,008
2.494% (USD LIBOR + 0.590%) due 05/17/22 §	10,000,000	10,050,928
3.525% due 10/26/21	2,800,000	2,834,118
UBS Group AG (Switzerland) 2.650% due 02/01/22 ~	2,500,000	2,525,470
US Bank NA 2.350% (USD LIBOR + 0.440%) due 05/23/22 §	10,000,000	10,045,537
Ventas Realty LP REIT 2.650% due 01/15/25	1,650,000	1,662,004
Wells Fargo & Co
2.625% due 07/22/22	7,000,000	7,103,352
3.046% (USD LIBOR + 1.110%) due 01/24/23 §	9,800,000	9,932,063
Wells Fargo Bank NA 3.325% due 07/23/21	5,000,000	5,039,638
Westpac Banking Corp (Australia)
2.630% (USD LIBOR + 0.720%) due 05/15/23 §	1,750,000	1,762,768
2.671% (USD LIBOR + 0.710%) due 06/28/22 §	2,750,000	2,769,342
3.650% due 05/15/23	3,251,000	3,409,220

		249,197,486

Industrial - 0.9%

John Deere Capital Corp
2.285% (USD LIBOR + 0.400%) due 06/07/21 §	6,000,000	6,022,673
2.377% (USD LIBOR + 0.490%) due 06/13/22 §	3,000,000	3,013,956
Ryder System Inc 2.875% due 06/01/22	1,500,000	1,522,850

		10,559,479

Technology - 1.7%

Apple Inc
2.400% due 01/13/23	2,200,000	2,236,558
2.400% due 05/03/23	3,000,000	3,051,065
Broadcom Inc
3.125% due 04/15/21 ~	2,000,000	2,024,362
3.125% due 10/15/22 ~	1,000,000	1,018,589
Fiserv Inc 3.800% due 10/01/23	2,200,000	2,323,702
Hewlett Packard Enterprise Co
2.567% (USD LIBOR + 0.680%) due 03/12/21 §	2,145,000	2,153,357
2.620% (USD LIBOR + 0.720%) due 10/05/21 §	2,100,000	2,100,289
International Business Machines Corp 2.305% (USD LIBOR + 0.400%) due 05/13/21 §	4,000,000	4,016,292

		18,924,214

	Principal Amount	Value
Utilities - 2.1%

American Electric Power Co Inc 3.650% due 12/01/21	$1,250,000	$1,289,662
Consolidated Edison Co of New York Inc 2.347% (USD LIBOR + 0.400%) due 06/25/21 §	3,000,000	3,008,867
Dominion Energy Inc
2.579% due 07/01/20	3,100,000	3,106,719
2.715% due 08/15/21	1,000,000	1,007,742
Duke Energy Florida LLC 2.167% (USD LIBOR + 0.250%) due 11/26/21 §	2,700,000	2,702,509
Electricite de France SA (France) 4.600% due 01/27/20 ~	1,500,000	1,502,534
Enel Finance International NV (Italy) 2.875% due 05/25/22 ~	2,500,000	2,531,933
Evergy Inc 2.450% due 09/15/24	1,750,000	1,760,763
Florida Power & Light Co 2.308% (USD LIBOR + 0.400%) due 05/06/22 §	3,000,000	3,000,122
Oncor Electric Delivery Co LLC 2.750% due 06/01/24	1,800,000	1,822,070
WEC Energy Group Inc 3.375% due 06/15/21	2,100,000	2,142,466

		23,875,387

Total Corporate Bonds & Notes (Cost $484,403,070)		490,818,861

ASSET-BACKED SECURITIES - 12.4%

AIMCO CLO (Cayman) 2.851% (USD LIBOR + 0.850%) due 01/15/28 § ~	850,000	849,201
Ally Auto Receivables Trust
1.750% due 12/15/21	1,074,819	1,074,090
1.930% due 10/17/22	5,000,000	4,999,023
2.720% due 05/17/21	615,246	615,351
2.850% due 03/15/22	3,395,222	3,404,472
American Express Credit Account Master Trust 2.670% due 10/17/22	3,000,000	3,004,672
AmeriCredit Automobile Receivables Trust
1.800% due 10/08/21	714,801	714,612
1.870% due 08/18/21	71,370	71,360
1.980% due 12/20/21	495,490	495,419
2.040% due 07/18/22	780,887	781,001
2.045% (USD LIBOR + 0.300%) due 01/18/23 §	2,000,000	2,000,874
2.240% due 06/19/23	6,066,000	6,075,929
2.300% due 02/18/22	3,750,000	3,752,869
2.710% due 07/19/21	18,994	18,999
2.860% due 11/18/21	2,886,564	2,889,727
2.930% due 06/20/22	2,344,412	2,352,509
Capital Auto Receivables Asset Trust
2.020% due 08/20/21 ~	900,086	899,949
3.020% due 02/22/21 ~	1,776,032	1,778,413
Carmax Auto Owner Trust 3.020% due 07/15/22	1,525,364	1,532,024

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
CNH Equipment Trust 2.960% due 05/16/22	$2,912,080	$2,924,181
Ford Credit Auto Owner Trust
1.880% due 07/15/22	4,250,000	4,247,415
1.980% (USD LIBOR + 0.240%) due 02/15/22 §	1,470,413	1,470,910
2.780% due 02/15/22	3,074,180	3,084,938
2.960% due 09/15/21	2,465,917	2,472,607
GM Financial Consumer Automobile Receivables Trust
1.970% (USD LIBOR + 0.230%) due 08/16/22 §	5,805,396	5,807,708
2.740% due 07/16/21	1,586,361	1,587,730
2.930% due 11/16/21	1,470,906	1,473,594
Honda Auto Receivables Owner Trust
1.360% due 01/18/23	1,440,000	1,437,939
2.660% due 12/18/20	429,870	430,114
2.670% due 12/21/20	1,832,171	1,833,741
Hyundai Auto Receivables Trust 1.930% due 07/15/22	2,250,000	2,252,804
John Deere Owner Trust 2.830% due 04/15/21	833,375	834,157
Mercedes-Benz Auto Receivables Trust
2.040% due 06/15/22	3,250,000	3,256,393
2.710% due 04/15/21	1,110,687	1,111,560
Navient Private Education Loan Trust 2.440% (USD LIBOR + 0.700%) due 09/16/24 § ~	151,710	151,706
Navient Private Education Refi Loan Trust
2.140% (USD LIBOR + 0.400%) due 12/15/59 § ~	7,315,549	7,304,264
2.180% due 08/15/68 ~	944,729	945,342
Navient Student Loan Trust
2.032% (USD LIBOR + 0.240%) due 09/27/66 § ~	361,186	361,161
2.062% (USD LIBOR + 0.270%) due 03/25/67 § ~	416,012	415,888
2.122% (USD LIBOR + 0.330%) due 12/27/67 § ~	787,501	787,511
Nelnet Student Loan Trust 2.020% (USD LIBOR + 0.110%) due 08/23/27 §	1,245,058	1,243,027
Nissan Auto Receivables Owner Trust
1.590% due 07/15/22	671,637	670,922
2.820% due 01/18/22	3,467,597	3,479,448
3.070% due 10/15/21	1,568,008	1,573,195
Santander Drive Auto Receivables Trust
2.190% due 03/15/22	62,494	62,491
2.280% due 02/15/22	3,000,000	3,001,747
2.460% due 03/15/22	1,376,656	1,377,938
2.580% due 05/16/22	907,843	908,505
2.630% due 07/15/22	7,282,958	7,300,939
2.910% due 01/18/22	1,195,484	1,196,045
3.090% due 04/15/22	36,583	36,598
SLC Student Loan Trust 1.994% (USD LIBOR + 0.100%) due 09/15/26 §	934,058	931,714
SLM Student Loan Trust
2.030% (USD LIBOR + 0.090%) due 10/25/24 §	226,457	226,296
2.030% (USD LIBOR + 0.090%) due 01/26/26 §	1,274,867	1,271,114
2.040% (USD LIBOR + 0.100%) due 04/25/27 §	410,305	409,645
2.490% (USD LIBOR + 0.550%) due 04/27/26 § ~	465,509	465,589

	Principal Amount	Value
SMB Private Education Loan Trust
2.040% (USD LIBOR + 0.300%) due 09/15/25 § ~	$262,904	$262,804
2.060% (USD LIBOR + 0.320%) due 12/16/24 § ~	685,339	685,033
2.090% (USD LIBOR + 0.350%) due 02/16/26 § ~	971,722	971,266
2.090% (USD LIBOR + 0.350%) due 03/16/26 § ~	500,841	500,465
2.090% (USD LIBOR + 0.350%) due 07/15/26 § ~	4,803,400	4,805,314
Toyota Auto Receivables Owner Trust
2.590% due 02/15/22	9,000,000	9,023,823
2.640% due 03/15/21	616,213	616,605
2.830% due 10/15/21	3,049,120	3,059,871
2.980% due 08/15/21	2,309,513	2,318,489
Verizon Owner Trust
1.920% due 12/20/21 ~	9,010,830	9,010,110
2.060% due 09/20/21 ~	1,871,746	1,871,890

Total Asset-Backed Securities (Cost $138,520,733)		138,783,040

U.S. TREASURY OBLIGATIONS - 33.2%

U.S. Treasury Notes - 33.2%

1.375% due 01/15/20	34,500,000	34,496,645
1.375% due 05/31/20	11,000,000	10,987,557
1.625% due 06/30/21	18,000,000	18,007,562
1.750% due 03/31/22	20,000,000	20,071,738
1.750% due 07/15/22	10,000,000	10,036,065
1.750% due 06/30/24	10,000,000	10,024,222
1.750% due 07/31/24	10,000,000	10,024,477
2.000% due 01/31/20	55,500,000	55,515,122
2.000% due 01/15/21	10,000,000	10,037,182
2.000% due 07/31/22	10,000,000	10,100,443
2.250% due 03/31/21	15,000,000	15,116,025
2.500% due 05/31/20	20,500,000	20,571,203
2.500% due 12/31/20	20,000,000	20,167,387
2.625% due 02/28/23	3,600,000	3,709,925
2.750% due 09/30/20	9,000,000	9,072,788
2.750% due 11/30/20	80,000,000	80,792,440
2.875% due 11/15/21	31,000,000	31,729,600

		370,460,381

Total U.S. Treasury Obligations (Cost $367,720,957)		370,460,381

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 0.6%

Money Market Fund - 0.6%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.510%	6,727,416	$6,727,416

Total Short-Term Investment (Cost $6,727,416)		6,727,416

TOTAL INVESTMENTS - 90.1% (Cost $997,372,176)		1,006,789,698

DERIVATIVES - 9.6%		106,777,116

OTHER ASSETS & LIABILITIES, NET - 0.3%		4,280,124

NET ASSETS - 100.0%		$1,117,846,938

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of December 31, 2019 were as follows:

Short Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
S&P 500 E-Mini Index	03/20	147	$23,409,065	$23,748,585	($339,520)

(b)	Swap agreements outstanding as of December 31, 2019 were as follows:

Total Return Swaps - Long

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russell 1000 Index	3-Month USD-LIBOR + 0.110%	Z	BRC	03/19/20	$32,521,626	$4,891,632	$—	$4,891,632
Russell 2000 Index	3-Month USD-LIBOR - 0.110%	Z	BRC	03/19/20	10,228,127	729,935	—	729,935
MSCI World Index	3-Month USD-LIBOR - 0.410%	Z	JPM	03/19/20	203,560,488	27,353,265	—	27,353,265
MSCI EAFE Index	3-Month USD-LIBOR - 0.330%	Z	MSC	03/19/20	22,964,192	2,378,062	—	2,378,062
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.070%	Z	SGN	03/19/20	95,875,569	9,533,158	—	9,533,158
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.160%	Z	BOA	06/11/20	92,443,636	14,385,745	—	14,385,745
Russell 1000 Value Index	3-Month USD-LIBOR + 0.170%	Z	BOA	06/11/20	105,900,145	11,937,607	—	11,937,607
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.100%	Z	BOA	06/11/20	41,248,117	4,552,461	—	4,552,461
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.120%	Z	BOA	06/11/20	58,739,864	5,460,062	—	5,460,062
MSCI EAFE Index	3-Month USD-LIBOR - 0.230%	Z	JPM	06/11/20	72,900,725	7,552,592	—	7,552,592
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.200%	Z	BOA	09/17/20	59,746,808	5,901,646	—	5,901,646
Russell 1000 Value Index	3-Month USD-LIBOR + 0.210%	Z	BOA	09/17/20	87,593,998	9,013,130	—	9,013,130
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.160%	Z	BOA	09/17/20	41,594,361	2,513,909	—	2,513,909
MSCI EAFE Index	3-Month USD-LIBOR - 0.190%	Z	CIT	09/17/20	47,147,102	5,418,850	—	5,418,850
Russell 1000 Growth Index	3-Month USD-LIBOR + 0.210%	Z	BRC	01/14/21	39,326,460	2,068,661	—	2,068,661
Russell 1000 Value Index	3-Month USD-LIBOR + 0.210%	Z	BRC	01/14/21	44,898,775	1,587,253	—	1,587,253
Russell Mid-Cap Growth Index	3-Month USD-LIBOR + 0.190%	Z	BRC	01/14/21	18,019,431	752,153	—	752,153
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.180%	Z	BRC	01/14/21	25,364,802	970,511	—	970,511
MSCI EAFE Index	3-Month USD-LIBOR - 0.110%	Z	MSC	01/14/21	31,282,446	1,008,079	—	1,008,079
						$118,008,711	$—	$118,008,711
Total Return Swaps - Short
Pay	Receive	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	3-Month USD-LIBOR - 0.270%	Z	BOA	03/19/20	$19,334,556	($2,023,638)	$—	($2,023,638)
MSCI Pacific Index	3-Month USD-LIBOR - 0.110%	Z	BRC	03/19/20	34,086,854	(3,019,526)	—	(3,019,526)
MSCI Europe Index	3-Month USD-LIBOR - 0.350%	Z	SGN	03/19/20	42,910,158	(4,934,405)	—	(4,934,405)
Russell Mid-Cap Value Index	3-Month USD-LIBOR + 0.160%	Z	BRC	09/17/20	9,555,317	(914,506)	—	(914,506)
						($10,892,075)	$—	($10,892,075)

Total Swap Agreements						$107,116,636	$—	$107,116,636

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$490,818,861	$—	$490,818,861	$—
	Asset-Backed Securities	138,783,040	—	138,783,040	—
	U.S. Treasury Obligations	370,460,381	—	370,460,381	—
	Short-Term Investment	6,727,416	6,727,416	—	—
	Derivatives:
	Equity Contracts
	Swaps	118,008,711	—	118,008,711	—

	Total Assets	1,124,798,409	6,727,416	1,118,070,993	—

Liabilities	Derivatives:
	Equity Contracts
	Futures	(339,520)	(339,520)	—	—
	Swaps	(10,892,075)	—	(10,892,075)	—

	Total Equity Contracts	(11,231,595)	(339,520)	(10,892,075)	—

	Total Liabilities - Derivatives	(11,231,595)	(339,520)	(10,892,075)	—

	Total	$1,113,566,814	$6,387,896	$1,107,178,918	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%

Basic Materials - 2.3%

Carpenter Technology Corp	13,689	$681,439
Orion Engineered Carbons SA (Luxembourg)	39,531	762,948

		1,444,387

Communications - 3.6%

A10 Networks Inc *	88,766	609,822
Casa Systems Inc *	77,757	318,026
Criteo SA ADR (France) *	25,348	439,281
Extreme Networks Inc *	57,924	426,900
Houghton Mifflin Harcourt Co *	77,395	483,719

		2,277,748

Consumer, Cyclical - 16.1%

Bloomin’ Brands Inc	29,533	651,793
BMC Stock Holdings Inc *	9,387	269,313
Callaway Golf Co	32,012	678,654
Citi Trends Inc	27,604	638,204
Cooper-Standard Holdings Inc *	10,227	339,127
Dana Inc	42,670	776,594
El Pollo Loco Holdings Inc *	55,904	846,387
Hawaiian Holdings Inc	23,185	679,089
Knoll Inc	17,884	451,750
Malibu Boats Inc ‘A’ *	3,332	136,445
Papa John’s International Inc	12,594	795,311
Red Robin Gourmet Burgers Inc *	4,603	151,991
Regis Corp *	42,880	766,266
REV Group Inc	46,002	562,604
Signet Jewelers Ltd	17,843	387,907
Skechers U.S.A. Inc ‘A’ *	11,729	506,576
SkyWest Inc	9,663	624,520
Spartan Motors Inc	4,022	72,718
Taylor Morrison Home Corp *	36,128	789,758

		10,125,007

Consumer, Non-Cyclical - 7.9%

Cott Corp	52,028	711,743
Fresh Del Monte Produce Inc	19,520	682,810
ICON PLC (Ireland) *	4,002	689,264
Molina Healthcare Inc *	4,937	669,902
Nomad Foods Ltd (United Kingdom) *	44,754	1,001,147
The Hain Celestial Group Inc *	29,369	762,272
Viad Corp	7,089	478,507

		4,995,645

Energy - 4.7%

Dril-Quip Inc *	13,000	609,830
Helix Energy Solutions Group Inc *	54,164	521,599
MRC Global Inc *	34,626	472,299
Oil States International Inc *	33,516	546,646
Patterson-UTI Energy Inc	32,230	338,415
QEP Resources Inc	52,337	235,516
RPC Inc	39,969	209,438

		2,933,743

Financial - 35.8%

1st Source Corp	11,175	579,759
Armada Hoffler Properties Inc REIT	29,876	548,225
Associated Banc-Corp	35,912	791,500

	Shares	Value
Bank of Marin Bancorp	8,988	$404,909
BankUnited Inc	23,539	860,586
Carter Bank & Trust *	25,904	614,443
City Office REIT Inc	52,819	714,113
Cousins Properties Inc REIT	20,276	835,371
Easterly Government Properties Inc REIT	23,781	564,323
Empire State Realty Trust Inc ‘A’ REIT	25,711	358,926
Essent Group Ltd	14,264	741,585
First American Financial Corp	7,109	414,597
HarborOne Bancorp Inc *	4,390	48,246
Heritage Financial Corp	29,830	844,189
IBERIABANK Corp	12,562	940,014
Independence Realty Trust Inc REIT	59,186	833,339
Independent Bank Group Inc	13,199	731,753
Kemper Corp	9,362	725,555
National Storage Affiliates Trust REIT	25,206	847,426
Opus Bank	21,732	562,207
RLJ Lodging Trust REIT	34,780	616,302
Sandy Spring Bancorp Inc	20,683	783,472
Selective Insurance Group Inc	8,975	585,080
STAG Industrial Inc REIT	30,032	948,110
State Auto Financial Corp	11,387	353,225
Sterling Bancorp	34,430	725,784
Synovus Financial Corp	19,940	781,648
Texas Capital Bancshares Inc *	13,341	757,369
TriCo Bancshares	15,829	645,981
Umpqua Holdings Corp	45,852	811,580
Webster Financial Corp	15,483	826,173
WSFS Financial Corp	20,100	884,199
Zions Bancorp NA	15,627	811,354

		22,491,343

Industrial - 13.3%

AAR Corp	16,967	765,212
Belden Inc	13,020	716,100
Covenant Transportation Group Inc ‘A’ *	17,187	222,142
EnerSys	9,093	680,429
Graphic Packaging Holding Co	38,518	641,325
Hub Group Inc ‘A’ *	12,389	635,432
Kennametal Inc	19,128	705,632
Masonite International Corp *	12,296	887,894
Primoris Services Corp	28,958	644,026
Regal Beloit Corp	6,360	544,479
Terex Corp	13,166	392,083
Trinseo SA	12,549	466,948
TTM Technologies Inc *	44,753	673,533
Tutor Perini Corp *	29,010	373,069

		8,348,304

Technology - 11.8%

CommVault Systems Inc *	15,059	672,234
KEMET Corp	14,840	401,422
Kulicke & Soffa Industries Inc (Singapore)	37,350	1,015,920
MagnaChip Semiconductor Corp (South Korea) *	50,142	582,149
MaxLinear Inc *	28,647	607,889
NCR Corp *	26,623	936,065
NetScout Systems Inc *	27,660	665,776
Onto Innovation Inc *	5,369	196,183
Unisys Corp *	67,130	796,162
Verint Systems Inc *	16,393	907,516
WNS Holdings Ltd ADR (India) *	9,257	612,351

		7,393,667

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value
Utilities - 2.2%

Black Hills Corp	8,769	$688,717
PNM Resources Inc	14,152	717,648

		1,406,365

Total Common Stocks (Cost $51,594,302)		61,416,209

SHORT-TERM INVESTMENT - 1.2%

Money Market Fund - 1.2%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.510%	742,573	742,573

Total Short-Term Investment (Cost $742,573)		742,573

TOTAL INVESTMENTS - 98.9% (Cost $52,336,875)		62,158,782

OTHER ASSETS & LIABILITIES, NET - 1.1%		666,776

NET ASSETS - 100.0%		$62,825,558

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$61,416,209	$61,416,209	$—	$—
	Short-Term Investment	742,573	742,573	—	—

	Total	$62,158,782	$62,158,782	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Brazil - 0.0%

Lojas Americanas SA Exp 01/31/20	2,162	$5,262

Total Rights (Cost $0)		5,262

PREFERRED STOCKS - 2.2%

Brazil - 2.2%

Itau Unibanco Holding SA ADR	42,510	388,967
Lojas Americanas SA	224,018	1,442,888

		1,831,855

India - 0.0%

Zee Entertainment Enterprises Ltd 6.000% due 03/05/22	390,884	30,119

Total Preferred Stocks (Cost $999,208)		1,861,974

COMMON STOCKS - 93.9%

Argentina - 0.3%

MercadoLibre Inc *	440	251,654

Brazil - 3.8%

Atacadao SA	146,800	852,109
B3 SA - Brasil Bolsa Balcao	79,153	845,503
Pagseguro Digital Ltd *	8,626	294,664
StoneCo Ltd ‘A’ *	9,889	394,472
Vale SA ADR *	65,470	864,204

		3,250,952

Chile - 0.9%

SACI Falabella	177,303	764,198

China - 29.3%

Alibaba Group Holding Ltd ADR *	28,958	6,141,992
Baozun Inc ADR *	10,968	363,260
Budweiser Brewing Co APAC Ltd * ~	422,800	1,427,004
China International Capital Corp Ltd ‘H’ ~	190,800	367,875
Hansoh Pharmaceutical Group Co Ltd * ~	60,000	199,820
Huazhu Group Ltd ADR	61,564	2,466,869
Innovent Biologics Inc * ~	141,500	482,964
Jiangsu Hengrui Medicine Co Ltd ‘A’	155,007	1,950,101
Meituan Dianping ‘B’ *	69,200	904,178
OneConnect Financial Technology Co Ltd ADR *	26,751	268,313
Ping An Insurance Group Co of China Ltd ‘A’	112,671	1,384,617
Shanghai Junshi Biosciences Co Ltd ‘H’ * ~	19,600	67,159
Sinopharm Group Co Ltd ‘H’	105,114	383,549

	Shares	Value
Tencent Holdings Ltd ADR	89,381	$4,306,033
Wuxi Biologics Cayman Inc * ~	33,500	424,293
Yum China Holdings Inc	48,650	2,335,687
ZTO Express Cayman Inc ADR	67,885	1,585,115

		25,058,829

Colombia - 0.6%

Grupo Aval Acciones y Valores SA ADR	55,829	486,829

Egypt - 0.6%

Commercial International Bank Egypt SAE	94,491	488,763

France - 5.6%

Kering SA	6,626	4,365,991
LVMH Moet Hennessy Louis Vuitton SE	954	444,522

		4,810,513

Hong Kong - 6.3%

AIA Group Ltd	285,600	3,003,931
Hang Lung Properties Ltd	50,000	109,787
Hong Kong Exchanges & Clearing Ltd	38,743	1,258,672
Hutchison China MediTech Ltd ADR *	8,000	200,560
Jardine Strategic Holdings Ltd	27,770	851,653

		5,424,603

India - 10.7%

Cholamandalam Investment and Finance Co Ltd	53,539	229,181
Housing Development Finance Corp Ltd	115,200	3,895,195
Kotak Mahindra Bank Ltd	105,409	2,487,885
Oberoi Realty Ltd	31,172	231,716
Tata Consultancy Services Ltd	52,580	1,592,395
Zee Entertainment Enterprises Ltd	185,526	759,486

		9,195,858

Indonesia - 1.0%

P.T. Bank Central Asia Tbk	165,400	397,788
P.T. Indocement Tunggal Prakarsa Tbk	207,718	284,102
P.T. Semen Indonesia Persero Tbk	207,000	178,505

		860,395

Italy - 1.9%

Moncler SPA	14,032	631,548
PRADA SPA	246,400	1,018,567

		1,650,115

Mexico - 7.0%

Alsea SAB de CV *	149,240	393,316
Fomento Economico Mexicano SAB de CV	243,677	2,298,290
Fomento Economico Mexicano SAB de CV ADR	6,370	602,029
Grupo Aeroportuario del Sureste SAB de CV ‘B’	24,893	466,381
Grupo Financiero Banorte SAB de CV ‘O’	55,165	307,985
Grupo Financiero Inbursa SAB de CV ‘O’	418,436	513,432
Grupo Mexico SAB de CV ‘B’	477,615	1,313,047
Wal-Mart de Mexico SAB de CV	45,337	130,154

		6,024,634

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value
Peru - 1.9%

Credicorp Ltd	7,750	$1,651,757

Philippines - 2.2%

Ayala Land Inc	580,200	520,388
SM Investments Corp	55,072	1,133,282
SM Prime Holdings Inc	288,156	239,172

		1,892,842

Russia - 8.7%

LUKOIL PJSC ADR	5,088	506,798
MMC Norilsk Nickel PJSC	644	198,125
MMC Norilsk Nickel PJSC ADR	10,499	321,073
Novatek PJSC GDR	19,353	3,928,659
Polyus PJSC GDR ~	2,683	153,424
Sberbank of Russia PJSC	331,975	1,363,468
Yandex NV ‘A’ *	21,639	941,080

		7,412,627

South Africa - 2.3%

FirstRand Ltd	392,276	1,760,136
Shoprite Holdings Ltd	22,811	205,163
Steinhoff International Holdings NV *	73,665	4,418

		1,969,717

South Korea - 2.6%

Amorepacific Corp	2,987	514,412
AMOREPACIFIC Group	3,099	221,393
LG Household & Health Care Ltd	298	323,703
Samsung Biologics Co Ltd * ~	3,095	1,154,990

		2,214,498

Switzerland - 1.1%

Glencore PLC *	293,786	914,773

Taiwan - 5.3%

Taiwan Semiconductor Manufacturing Co Ltd	413,995	4,582,026

Thailand - 0.4%

The Siam Commercial Bank PCL	89,300	363,135

Turkey - 1.4%

Akbank T.A.S. *	473,481	644,937
Anadolu Efes Biracilik Ve Malt Sanayii AS	78,991	306,457
BIM Birlesik Magazalar AS	27,282	213,982

		1,165,376

Total Common Stocks (Cost $44,200,548)		80,434,094

	Shares	Value
SHORT-TERM INVESTMENT - 3.5%

Money Market Fund - 3.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.510%	2,998,457	$2,998,457

Total Short-Term Investment (Cost $2,998,457)		2,998,457

TOTAL INVESTMENTS - 99.6% (Cost $48,198,213)		85,299,787

OTHER ASSETS & LIABILITIES, NET - 0.4%		368,151

NET ASSETS - 100.0%		$85,667,938

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$5,262	$—	$5,262	$—
	Preferred Stocks
	Brazil	1,831,855	388,967	1,442,888	—
	India	30,119	30,119	—	—

	Total Preferred Stocks	1,861,974	419,086	1,442,888	—

	Common Stocks
	Argentina	251,654	251,654	—	—
	Brazil	3,250,952	1,553,340	1,697,612	—
	Chile	764,198	—	764,198	—
	China	25,058,829	14,655,399	10,403,430	—
	Colombia	486,829	486,829	—	—
	Egypt	488,763	488,763	—	—
	France	4,810,513	—	4,810,513	—
	Hong Kong	5,424,603	200,560	5,224,043	—
	India	9,195,858	2,351,881	6,843,977	—
	Indonesia	860,395	—	860,395	—
	Italy	1,650,115	—	1,650,115	—
	Mexico	6,024,634	6,024,634	—	—
	Peru	1,651,757	1,651,757	—	—
	Philippines	1,892,842	—	1,892,842	—
	Russia	7,412,627	4,869,739	2,542,888	—
	South Africa	1,969,717	4,418	1,965,299	—
	South Korea	2,214,498	—	2,214,498	—
	Switzerland	914,773	—	914,773	—
	Taiwan	4,582,026	—	4,582,026	—
	Thailand	363,135	—	363,135	—
	Turkey	1,165,376	520,439	644,937	—

	Total Common Stocks	80,434,094	33,059,413	47,374,681	—

	Short-Term Investment	2,998,457	2,998,457	—	—

	Total	$85,299,787	$36,476,956	$48,822,831	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Australia - 0.9%

Rio Tinto PLC	7,210	$426,799

Belgium - 1.6%

KBC Group NV	9,538	719,117

Brazil - 0.5%

Ambev SA ADR	52,833	246,202

Canada - 3.2%

Canadian National Railway Co	9,505	859,727
Suncor Energy Inc	18,891	619,153

		1,478,880

China - 1.5%

Baidu Inc ADR *	1,720	217,408
Yum China Holdings Inc	9,762	468,674

		686,082

Denmark - 2.6%

Carlsberg AS ‘B’	2,412	359,957
Novo Nordisk AS ‘B’	14,191	822,352

		1,182,309

France - 15.8%

Air Liquide SA	8,708	1,234,546
Danone SA	7,357	610,972
Dassault Systemes SE	1,415	233,371
Engie SA	29,367	475,699
EssilorLuxottica SA	3,650	558,020
Hermes International	140	104,876
L’Oreal SA	1,730	511,576
Legrand SA	5,195	424,246
LVMH Moet Hennessy Louis Vuitton SE	2,044	952,414
Pernod Ricard SA	4,416	790,192
Schneider Electric SE	12,745	1,309,424

		7,205,336

Germany - 9.6%

Bayer AG	11,348	922,558
Beiersdorf AG	7,393	884,423
Deutsche Boerse AG	2,797	438,607
Merck KGaA	4,211	496,453
MTU Aero Engines AG	1,040	296,324
ProSiebenSat.1 Media SE	12,205	190,434
SAP SE	8,646	1,163,742

		4,392,541

Hong Kong - 2.8%

AIA Group Ltd	120,426	1,266,637

India - 2.4%

Housing Development Finance Corp Ltd	13,808	466,882
Tata Consultancy Services Ltd	20,281	614,214

		1,081,096

	Shares	Value
Ireland - 1.0%

Ryanair Holdings PLC ADR *	5,298	$464,158

Israel - 1.1%

Check Point Software Technologies Ltd *	4,346	482,232

Italy - 2.0%

Eni SPA	24,400	378,964
Intesa Sanpaolo SPA	193,833	510,595

		889,559

Japan - 14.7%

Daikin Industries Ltd	5,800	818,321
Denso Corp	5,100	230,328
FANUC Corp	1,500	276,997
Hitachi Ltd	13,100	552,764
Hoya Corp	12,500	1,193,276
Japan Tobacco Inc	19,900	443,701
Kubota Corp	34,600	543,332
Kyocera Corp	9,000	613,401
Olympus Corp	58,300	898,561
Shin-Etsu Chemical Co Ltd	2,200	241,941
Terumo Corp	24,600	872,668

		6,685,290

Netherlands - 3.6%

Akzo Nobel NV	7,248	740,198
ING Groep NV	37,595	451,985
Randstad NV	7,549	462,568

		1,654,751

Portugal - 0.5%

Galp Energia SGPS SA	13,923	233,741

Singapore - 1.1%

DBS Group Holdings Ltd	26,100	503,240

Spain - 2.2%

Amadeus IT Group SA	12,156	995,542

Sweden - 0.9%

Essity AB ‘B’	12,117	390,243

Switzerland - 14.6%

Alcon Inc *	1,732	98,103
Cie Financiere Richemont SA	5,103	398,804
Julius Baer Group Ltd	6,634	342,002
Nestle SA	16,255	1,759,852
Novartis AG	8,659	819,917
Roche Holding AG	4,426	1,438,462
Sika AG	2,134	400,756
UBS Group AG	54,904	692,855
Zurich Insurance Group AG	1,649	676,419

		6,627,170

Taiwan - 1.8%

Taiwan Semiconductor Manufacturing Co Ltd ADR	13,721	797,190

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value

United Kingdom - 13.1%

Barclays PLC	116,879	$278,697
Compass Group PLC	26,951	675,444
Diageo PLC	19,029	801,824
Experian PLC	26,334	892,715
Linde PLC	2,166	464,763
M&G PLC *	8,620	27,084
Prudential PLC	8,620	165,166
Reckitt Benckiser Group PLC	6,826	554,469
RELX PLC	31,530	795,485
Rolls-Royce Holdings PLC	33,247	300,489
Smiths Group PLC	13,435	300,075
Tesco PLC	107,800	364,327
WPP PLC	25,054	352,569

		5,973,107

United States - 1.0%

Amcor PLC CDI	16,914	184,941
QIAGEN NV *	7,869	268,124

		453,065

Total Common Stocks (Cost $22,387,905)		44,834,287

SHORT-TERM INVESTMENT - 0.7%

Money Market Fund - 0.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.510%	306,143	306,143

Total Short-Term Investment (Cost $306,143)		306,143

TOTAL INVESTMENTS - 99.2% (Cost $22,694,048)		45,140,430

OTHER ASSETS & LIABILITIES, NET - 0.8%		380,673

NET ASSETS - 100.0%		$45,521,103

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$426,799	$—	$426,799	$—
	Belgium	719,117	—	719,117	—
	Brazil	246,202	246,202	—	—
	Canada	1,478,880	1,478,880	—	—
	China	686,082	686,082	—	—
	Denmark	1,182,309	—	1,182,309	—
	France	7,205,336	—	7,205,336	—
	Germany	4,392,541	1,074,857	3,317,684	—
	Hong Kong	1,266,637	—	1,266,637	—
	India	1,081,096	614,214	466,882	—
	Ireland	464,158	464,158	—	—
	Israel	482,232	482,232	—	—
	Italy	889,559	—	889,559	—
	Japan	6,685,290	—	6,685,290	—
	Netherlands	1,654,751	—	1,654,751	—
	Portugal	233,741	—	233,741	—
	Singapore	503,240	—	503,240	—
	Spain	995,542	—	995,542	—
	Sweden	390,243	—	390,243	—
	Switzerland	6,627,170	—	6,627,170	—
	Taiwan	797,190	797,190	—	—
	United Kingdom	5,973,107	27,084	5,946,023	—
	United States	453,065	—	453,065	—

	Total Common Stocks	44,834,287	5,870,899	38,963,388	—

	Short-Term Investment	306,143	306,143	—	—

	Total	$45,140,430	$6,177,042	$38,963,388	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Australia - 3.2%

Accent Group Ltd	49,656	$65,025
Ansell Ltd	2,989	60,865
Appen Ltd	3,041	48,030
Asaleo Care Ltd *	50,000	37,193
Charter Hall Long Wale REIT	23,332	90,042
McMillan Shakespeare Ltd	3,884	35,625
Perseus Mining Ltd *	158,933	128,459
Sandfire Resources NL	14,808	62,219
Shopping Centres Australasia Property Group REIT	39,058	73,284

		600,742

Austria - 1.1%

ams AG *	965	39,177
AT&S Austria Technologie & Systemtechnik AG	2,573	57,896
S IMMO AG	2,112	52,830
Wienerberger AG	2,102	62,294

		212,197

Belgium - 2.2%

Barco NV	566	139,209
Bekaert SA	1,888	56,124
D’ieteren SA/NV	1,411	99,079
KBC Ancora	1,200	60,369
Orange Belgium SA	2,516	58,420

		413,201

Canada - 9.6%

Alaris Royalty Corp	4,600	77,685
Artis REIT	6,200	56,817
B2Gold Corp	18,200	73,021
Boardwalk REIT	1,900	67,203
Canaccord Genuity Group Inc	8,800	32,800
Canadian Solar Inc *	2,600	57,460
CI Financial Corp	3,700	61,859
Corus Entertainment Inc	15,600	63,911
Crescent Point Energy Corp	14,500	64,653
CRH Medical Corp *	14,000	48,516
CT REIT	5,600	69,604
Empire Co Ltd ‘A’	3,800	89,136
Enerplus Corp	12,600	89,754
Genworth MI Canada Inc	3,042	133,107
High Liner Foods Inc	5,000	31,689
Hudbay Minerals Inc	9,200	38,116
Knight Therapeutics Inc *	8,200	47,866
New Gold Inc *	65,800	58,273
Northland Power Inc	3,800	79,596
Northview Apartment REIT	2,600	59,346
Parex Resources Inc *	4,100	76,250
Points International Ltd *	3,838	58,606
Polaris Infrastructure Inc	9,400	88,676
Precision Drilling Corp *	18,900	26,344
Real Matters Inc *	6,900	65,464
Ritchie Bros Auctioneers Inc	1,800	77,237
Seven Generations Energy Ltd ‘A’ *	8,000	52,181
TFI International Inc	2,200	74,155

		1,819,325

	Shares	Value
China - 0.4%

Gemdale Properties & Investment Corp Ltd	629,886	$83,321

Denmark - 2.9%

Alm Brand AS	7,243	64,310
D/S Norden AS	3,724	59,646
Pandora AS	1,699	73,909
Royal Unibrew AS	1,235	113,124
Scandinavian Tobacco Group AS ~	6,500	79,276
SimCorp AS	755	85,849
Spar Nord Bank AS	6,975	67,741

		543,855

Egypt - 0.3%

Centamin PLC	37,800	63,401

Finland - 0.4%

Valmet Oyj	2,950	70,741

France - 3.9%

Alten SA	566	71,568
Criteo SA ADR *	2,700	46,791
Eiffage SA	1,313	150,637
Eutelsat Communications SA	2,809	45,656
IPSOS	1,850	60,210
Kaufman & Broad SA	1,540	63,915
Metropole Television SA	3,146	59,215
SCOR SE	1,500	63,144
SPIE SA	3,460	70,716
Teleperformance	217	53,017
Virbac SA *	200	53,057

		737,926

Georgia - 0.2%

Bank of Georgia Group PLC	2,100	45,202

Germany - 5.3%

Affimed NV *	12,000	32,880
AURELIUS Equity Opportunities SE & Co KGaA	1,069	46,742
Covestro AG ~	1,125	52,347
CTS Eventim AG & Co KGaA	871	54,650
Deutsche Pfandbriefbank AG ~	4,188	68,209
DIC Asset AG	6,254	111,541
HOCHTIEF AG	847	107,837
LEG Immobilien AG	1,243	146,794
Norma Group SE	1,200	50,925
Salzgitter AG	1,475	32,558
Software AG	2,955	102,886
TAG Immobilien AG	4,281	106,322
Talanx AG	2,054	101,657

		1,015,348

Hong Kong - 1.1%

Dah Sing Financial Holdings Ltd	10,700	42,178
K Wah International Holdings Ltd	88,000	49,120
Shun Tak Holdings Ltd	102,000	48,703
SmarTone Telecommunications Holdings Ltd	37,500	28,882
Stella International Holdings Ltd	30,000	48,124

		217,007

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value
Ireland - 0.4%

Greencore Group PLC	23,817	$84,372

Israel - 1.2%

AudioCodes Ltd	5,601	143,890
Gazit-Globe Ltd	7,152	79,274

		223,164

Italy - 1.2%

A2A SPA	25,000	46,946
Banca Farmafactoring SPA ~	9,373	56,140
Banca IFIS SPA	3,051	47,949
Enav SPA ~	11,325	67,582

		218,617

Japan - 23.3%

Aoyama Trading Co Ltd	2,800	39,402
Asahi Co Ltd	4,300	55,738
Asahi Diamond Industrial Co Ltd	8,800	51,646
Avex Inc	3,900	44,924
Capcom Co Ltd	2,500	69,200
Cawachi Ltd	2,500	50,653
Citizen Watch Co Ltd	9,700	52,827
DMG Mori Co Ltd	5,200	79,561
Eagle Industry Co Ltd	4,500	46,519
ESPEC Corp	2,600	53,248
FCC Co Ltd	2,400	51,918
Financial Products Group Co Ltd	6,100	58,861
First-corp Inc	7,200	39,675
Foster Electric Co Ltd	4,200	73,774
Fuji Media Holdings Inc	3,000	42,595
Fukui Computer Holdings Inc	2,200	71,302
Furyu Corp	4,900	48,225
Glory Ltd	2,900	87,635
Kaken Pharmaceutical Co Ltd	1,100	60,693
Kissei Pharmaceutical Co Ltd	1,500	42,615
Kito Corp	3,800	59,644
Kyoei Steel Ltd	2,000	38,973
Look Holdings Inc	4,526	51,881
Marvelous Inc	6,400	42,646
Meitec Corp	2,000	112,371
Mitsui E&S Holdings Co Ltd *	5,300	42,879
Mitsui Matsushima Holdings Co Ltd	4,900	54,432
Mochida Pharmaceutical Co Ltd	1,300	52,337
Morinaga & Co Ltd	1,200	57,627
Nagase & Co Ltd	7,900	117,156
NichiiGakkan Co Ltd	4,632	70,068
Nihon Unisys Ltd	2,500	78,423
Nippon Carbon Co Ltd	1,200	44,839
Nippon Electric Glass Co Ltd	1,900	42,180
Nippon Piston Ring Co Ltd	5,100	74,911
NIPPON REIT Investment Corp	15	65,989
Nippon Thompson Co Ltd	13,325	62,824
Nippon Yakin Kogyo Co Ltd	3,450	73,242
Obara Group Inc	1,600	53,909
Optorun Co Ltd	1,300	35,455
OSJB Holdings Corp	21,900	54,279
PAL GROUP Holdings Co Ltd	1,600	55,835
Rengo Co Ltd	8,400	63,996
Restar Holdings Corp	2,000	37,081
Riken Vitamin Co Ltd	2,300	88,034
Roland DG Corp	2,300	45,822
Ryobi Ltd	3,500	62,202
Ryosan Co Ltd	1,600	41,208

	Shares	Value
Sangetsu Corp	2,800	$52,797
Sankyu Inc	1,300	65,328
Sanwa Holdings Corp	5,300	59,390
Seven Bank Ltd	20,300	66,505
Shin Nippon Biomedical Laboratories Ltd	6,000	34,567
Shinoken Group Co Ltd	6,700	79,115
Ship Healthcare Holdings Inc	2,800	129,168
Sinanen Holdings Co Ltd	2,500	46,462
Sojitz Corp	15,300	49,313
Sumitomo Mitsui Construction Co Ltd	10,100	58,480
Sumitomo Osaka Cement Co Ltd	1,300	56,626
Sumitomo Seika Chemicals Co Ltd	1,500	48,540
Takara Leben Co Ltd	10,800	50,078
The Okinawa Electric Power Co Inc	5,506	103,320
TOA ROAD Corp	2,300	75,348
Toho Zinc Co Ltd	1,500	28,291
Tokyu Construction Co Ltd	6,400	45,586
Tomy Co Ltd	4,500	58,297
Topy Industries Ltd	2,500	46,009
Towa Pharmaceutical Co Ltd	2,100	54,569
Toyo Construction Co Ltd	14,700	70,279
Toyo Kanetsu KK	2,200	48,304
Toyota Boshoku Corp	3,300	52,988
TS Tech Co Ltd	1,700	52,766
Ube Industries Ltd	1,700	36,819
Unitika Ltd *	9,500	32,643
Yuasa Trading Co Ltd	3,800	127,892

		4,430,734

Jordan - 0.6%

Hikma Pharmaceuticals PLC	4,338	114,403

Luxembourg - 0.3%

APERAM SA	2,000	64,246

Netherlands - 4.6%

Aalberts NV	2,333	105,004
ASM International NV	566	63,886
ASR Nederland NV	3,474	130,190
BE Semiconductor Industries NV	1,866	72,444
Boskalis Westminster	2,136	54,734
Flow Traders ~	1,589	38,393
Heijmans NV *	6,026	50,695
Intertrust NV ~	3,977	77,220
Koninklijke Volkerwessels NV	2,263	55,718
OCI NV *	1,473	31,186
SBM Offshore NV	5,069	94,705
Signify NV ~	3,118	97,590

		871,765

New Zealand - 0.3%

Air New Zealand Ltd	26,305	51,886

Norway - 0.7%

Grieg Seafood ASA	3,775	60,358
Norwegian Finans Holding ASA *	7,156	77,679

		138,037

Singapore - 0.5%

First REIT	54,900	40,630
Hi-P International Ltd	46,900	53,402

		94,032

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value
South Korea - 5.5%

Binggrae Co Ltd	817	$39,562
Dong-A ST Co Ltd	718	73,746
Doosan Bobcat Inc	1,708	50,722
DY POWER Corp	3,701	32,252
Handsome Co Ltd	1,818	49,597
Hanwha Aerospace Co Ltd *	1,400	42,348
HDC Holdings Co Ltd	3,428	32,622
Huchems Fine Chemical Corp	3,501	64,029
Hyundai Mipo Dockyard Co Ltd	1,168	46,324
Hyundai Wia Corp	1,098	47,576
InBody Co Ltd	2,000	40,804
INTOPS Co Ltd	2,810	31,270
JW Life Science Corp	2,225	37,986
Korea Petrochemical Ind Co Ltd	319	32,327
Korean Reinsurance Co	6,291	49,545
Kumho Petrochemical Co Ltd	803	53,702
LG Uplus Corp	6,854	84,066
Lotte Chilsung Beverage Co Ltd	315	38,020
Moorim P&P Co Ltd	9,970	36,369
Seegene Inc *	2,391	63,143
SK Discovery Co Ltd	1,773	40,074
Value Added Technology Co Ltd	2,433	61,356

		1,047,440

Spain - 3.9%

Atlantica Yield PLC	3,682	97,168
Bankinter SA	11,172	82,061
Construcciones y Auxiliar de Ferrocarriles SA	2,083	95,797
Enagas SA	4,894	124,834
Faes Farma SA	15,859	89,254
Mediaset Espana Comunicacion SA	7,550	48,076
Sacyr SA	20,762	60,792
Talgo SA * ~	13,258	90,568
Viscofan SA	1,000	52,944

		741,494

Sweden - 4.5%

Betsson AB	7,228	33,684
Bilia AB ‘A’	5,583	63,362
Evolution Gaming Group AB ~	4,000	120,716
Fastighets AB Balder ‘B’ *	1,840	85,157
JM AB	2,202	65,138
Lindab International AB	4,718	60,278
Nyfosa AB *	10,652	92,118
Orexo AB *	5,663	38,011
Resurs Holding AB ~	7,550	48,492
SSAB AB ‘A’	20,740	72,875
Tethys Oil AB	5,499	49,601
Wihlborgs Fastigheter AB	6,864	126,228

		855,660

Switzerland - 6.3%

Adecco Group AG	1,138	71,947
Baloise Holding AG	551	99,723
Cembra Money Bank AG	905	99,015
Coca-Cola HBC AG	4,025	136,811
Forbo Holding AG	43	73,172
Huber + Suhner AG	550	43,661
Interroll Holding AG	22	49,442
Julius Baer Group Ltd	1,573	81,093
Logitech International SA	2,372	112,368
PSP Swiss Property AG	1,093	150,916

	Shares	Value
Siegfried Holding AG	224	$108,408
Sonova Holding AG	770	176,029

		1,202,585

United Kingdom - 13.1%

Aggreko PLC	6,484	71,603
Auto Trader Group PLC ~	14,280	112,772
Bellway PLC	3,369	170,043
Bovis Homes Group PLC	3,978	71,557
Dialog Semiconductor PLC *	2,534	128,695
Drax Group PLC	17,729	73,740
Fevertree Drinks PLC	2,437	67,488
Gulf Keystone Petroleum Ltd	20,593	57,965
Hansteen Holdings PLC REIT	55,484	85,548
IMI PLC	4,605	71,963
Inchcape PLC	7,879	73,682
Intermediate Capital Group PLC	4,618	98,498
International Personal Finance PLC	19,543	41,678
J D Wetherspoon PLC	5,493	121,001
Keller Group PLC	8,285	82,177
Man Group PLC	29,607	62,008
Mitchells & Butlers PLC *	17,751	108,043
OneSavings Bank PLC	12,583	72,237
Paragon Banking Group PLC	13,200	94,243
Quilter PLC ~	38,422	82,030
Redrow PLC	9,127	90,087
Rightmove PLC	14,059	117,972
Rotork PLC	16,000	71,125
Safestore Holdings PLC REIT	9,437	100,753
Spirent Communications PLC	41,609	138,616
Stagecoach Group PLC	23,001	48,748
Tate & Lyle PLC	9,467	95,389
Vesuvius PLC	13,798	91,385

		2,501,046

United States - 1.9%

Argonaut Gold Inc *	34,300	51,507
Caesarstone Ltd	3,000	45,210
CyberArk Software Ltd *	790	92,098
IMAX Corp *	3,177	64,906
Oxford Immunotec Global PLC *	3,100	51,460
Viemed Healthcare Inc *	8,500	53,217

		358,398

Total Common Stocks (Cost $16,401,204)		18,820,145

SHORT-TERM INVESTMENT - 0.5%

Money Market Fund - 0.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.510%	97,467	97,467

Total Short-Term Investment (Cost $97,467)		97,467

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Value

TOTAL INVESTMENTS - 99.4% (Cost $16,498,671)	$18,917,612

OTHER ASSETS & LIABILITIES, NET - 0.6%	106,368

NET ASSETS - 100.0%	$19,023,980

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$600,742	$37,193	$563,549	$—
	Austria	212,197	173,020	39,177	—
	Belgium	413,201	157,499	255,702	—
	Canada	1,819,325	1,819,325	—	—
	China	83,321	—	83,321	—
	Denmark	543,855	430,731	113,124	—
	Egypt	63,401	—	63,401	—
	Finland	70,741	—	70,741	—
	France	737,926	268,634	469,292	—
	Georgia	45,202	45,202	—	—
	Germany	1,015,348	144,421	870,927	—
	Hong Kong	217,007	48,124	168,883	—
	Ireland	84,372	—	84,372	—
	Israel	223,164	143,890	79,274	—
	Italy	218,617	67,582	151,035	—
	Japan	4,430,734	65,989	4,364,745	—
	Jordan	114,403	—	114,403	—
	Luxembourg	64,246	—	64,246	—
	Netherlands	871,765	222,026	649,739	—
	New Zealand	51,886	51,886	—	—
	Norway	138,037	77,679	60,358	—
	Singapore	94,032	—	94,032	—
	South Korea	1,047,440	103,591	943,849	—
	Spain	741,494	408,367	333,127	—
	Sweden	855,660	155,480	700,180	—
	Switzerland	1,202,585	49,442	1,153,143	—
	United Kingdom	2,501,046	1,179,196	1,321,850	—
	United States	358,398	358,398	—	—

	Total Common Stocks	18,820,145	6,007,675	12,812,470	—

	Short-Term Investment	97,467	97,467	—	—

	Total	$18,917,612	$6,105,142	$12,812,470	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.4%

Argentina - 0.4%

YPF SA ADR	18,684	$216,361

Belgium - 1.1%

Ageas	9,138	540,356

Canada - 3.4%

ARC Resources Ltd	17,212	108,424
Barrick Gold Corp	35,293	655,552
Cameco Corp	12,035	107,112
Encana Corp	86,627	405,600
Kinross Gold Corp *	65,595	310,920
Tourmaline Oil Corp	9,205	107,890

		1,695,498

China - 4.5%

China Mobile Ltd	69,423	586,615
China Telecom Corp Ltd ‘H’	1,285,845	529,754
China Unicom Hong Kong Ltd	682,997	643,124
Dongfeng Motor Group Co Ltd ‘H’	573,401	539,447

		2,298,940

Denmark - 1.3%

AP Moller - Maersk AS ‘B’	427	615,837
The Drilling Co of 1972 AS *	664	43,843

		659,680

Finland - 1.0%

Nokia OYJ	136,013	503,096

France - 11.0%

BNP Paribas SA	15,058	895,023
Cie de Saint-Gobain	23,617	967,495
Engie SA	32,258	522,528
Renault SA	9,833	466,946
Rexel SA	45,273	602,165
Societe Generale SA	21,478	749,542
TOTAL SA	24,835	1,378,113

		5,581,812

Germany - 3.8%

CECONOMY AG *	27,263	164,812
Daimler AG	12,681	701,063
Deutsche Lufthansa AG	18,321	337,238
E.ON SE	23,486	250,993
METRO AG	9,362	150,646
RWE AG	7,153	219,183
Salzgitter AG	3,439	75,911

		1,899,846

India - 1.1%

Canara Bank *	75,688	234,902
NTPC Ltd	28,117	46,896
Zee Entertainment Enterprises Ltd	61,035	249,858

		531,656

	Shares	Value

Ireland - 1.3%

AIB Group PLC	49,202	$171,421
Bank of Ireland Group PLC	90,248	496,692

		668,113

Italy - 5.8%

Assicurazioni Generali SPA	18,648	384,986
BPER Banca	59,663	300,198
Eni SPA	67,874	1,054,172
Saipem SPA *	76,038	371,882
UniCredit SPA	56,926	832,089

		2,943,327

Japan - 27.9%

Benesse Holdings Inc	4,009	105,376
Canon Inc	9,198	251,735
Chiyoda Corp *	17,248	44,614
Citizen Watch Co Ltd	41,535	226,204
Dai-ichi Life Holdings Inc	30,599	504,280
DeNA Co Ltd	15,992	257,747
Eisai Co Ltd	2,903	217,220
Fuji Media Holdings Inc	8,760	124,378
Fujitsu Ltd	3,290	309,444
Gree Inc	37,612	169,941
Hitachi Metals Ltd	5,863	86,302
Honda Motor Co Ltd	38,168	1,080,213
Inpex Corp	60,360	625,313
JGC Holdings Corp	31,483	501,084
JSR Corp	32,087	586,956
Mitsubishi Estate Co Ltd	21,700	415,227
Mitsubishi Heavy Industries Ltd	10,972	425,460
Mitsubishi Motors Corp	60,410	251,805
Mitsubishi UFJ Financial Group Inc	170,482	921,683
Mizuho Financial Group Inc	284,592	438,391
Nikon Corp	27,609	337,649
Nippon Television Holdings Inc	16,854	224,854
Nissan Motor Co Ltd	71,400	413,744
Nitto Denko Corp	6,630	372,790
Nomura Holdings Inc	94,390	485,711
Resona Holdings Inc	120,020	523,111
Shimamura Co Ltd	5,290	402,166
Sumitomo Mitsui Financial Group Inc	22,580	834,001
Sumitomo Mitsui Trust Holdings Inc	12,992	513,586
T&D Holdings Inc	66,924	846,301
Takeda Pharmaceutical Co Ltd	20,162	797,452
THK Co Ltd	10,450	280,564
Z holdings Corp	137,404	580,135

		14,155,437

Luxembourg - 0.3%

RTL Group SA	2,606	128,403

Malaysia - 0.3%

CIMB Group Holdings Bhd	135,900	171,169

Netherlands - 5.2%

ABN AMRO Bank NV	30,157	549,654
ING Groep NV	60,220	723,993
PostNL NV	80,045	180,651
Royal Dutch Shell PLC ‘B’	39,944	1,185,693

		2,639,991

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Shares	Value
Norway - 1.7%

Equinor ASA	18,272	$364,386
Norsk Hydro ASA	138,570	515,288

		879,674

Russia - 2.7%

Gazprom PJSC ADR	60,145	494,392
LUKOIL PJSC ADR	3,034	299,486
Sberbank of Russia PJSC ADR	19,294	316,422
VEON Ltd ADR	91,677	231,943

		1,342,243

South Africa - 2.6%

Anglo American PLC	20,065	576,430
Gold Fields Ltd ADR	47,907	316,186
Impala Platinum Holdings Ltd *	21,521	219,888
MTN Group Ltd	36,012	212,296

		1,324,800

South Korea - 3.0%

KB Financial Group Inc	13,303	548,056
KT Corp ADR	44,055	511,038
Shinhan Financial Group Co Ltd	12,393	464,648

		1,523,742

Spain - 1.3%

CaixaBank SA	211,190	665,053

Switzerland - 6.0%

Adecco Group AG	12,460	787,749
Julius Baer Group Ltd	12,160	626,884
LafargeHolcim Ltd	13,072	725,202
UBS Group AG	72,788	918,540

		3,058,375

Taiwan - 0.9%

Innolux Corp	720,490	200,626
Shin Kong Financial Holding Co Ltd *	743,774	257,045

		457,671

Thailand - 0.7%

Kasikornbank PCL NVDR	69,800	351,384

	Shares	Value
United Kingdom - 11.1%

Babcock International Group PLC	48,458	$403,999
BP PLC	136,764	860,362
BT Group PLC	206,001	524,933
Centrica PLC	282,346	333,980
HSBC Holdings PLC	102,772	804,550
J Sainsbury PLC	194,905	594,318
Kingfisher PLC	158,484	456,236
Land Securities Group PLC REIT	23,542	309,027
Marks & Spencer Group PLC	106,671	302,463
Standard Chartered PLC	76,252	718,534
The British Land Co PLC REIT	35,152	297,442

		5,605,844

Total Common Stocks (Cost $46,933,712)		49,842,471

SHORT-TERM INVESTMENT - 1.0%

Money Market Fund - 1.0%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.510%	522,471	522,471

Total Short-Term Investment (Cost $522,471)		522,471

TOTAL INVESTMENTS - 99.4% (Cost $47,456,183)		50,364,942

OTHER ASSETS & LIABILITIES, NET - 0.6%		297,828

NET ASSETS - 100.0%		$50,662,770

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Common Stocks
	Argentina	$ 216,361	$ 216,361	$—	$—
	Belgium	540,356	—	540,356	—
	Canada	1,695,498	1,695,498	—	—
	China	2,298,940	—	2,298,940	—
	Denmark	659,680	615,837	43,843	—
	Finland	503,096	—	503,096	—
	France	5,581,812	—	5,581,812	—
	Germany	1,899,846	337,238	1,562,608	—
	India	531,656	296,754	234,902	—
	Ireland	668,113	171,421	496,692	—
	Italy	2,943,327	—	2,943,327	—
	Japan	14,155,437	—	14,155,437	—
	Luxembourg	128,403	—	128,403	—
	Malaysia	171,169	—	171,169	—
	Netherlands	2,639,991	180,651	2,459,340	—
	Norway	879,674	—	879,674	—
	Russia	1,342,243	1,342,243	—	—
	South Africa	1,324,800	316,186	1,008,614	—
	South Korea	1,523,742	511,038	1,012,704	—
	Spain	665,053	—	665,053	—
	Switzerland	3,058,375	—	3,058,375	—
	Taiwan	457,671	—	457,671	—
	Thailand	351,384	—	351,384	—
	United Kingdom	5,605,844	1,035,421	4,570,423	—

	Total Common Stocks	49,842,471	6,718,648	43,123,823	—

	Short-Term Investment	522,471	522,471	—	—

	Total	$50,364,942	$7,241,119	$43,123,823	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%

Consumer, Cyclical - 1.1%

Hilton Worldwide Holdings Inc	9,386	$1,041,001

Financial - 95.5%

Alexandria Real Estate Equities Inc REIT	23,635	3,818,943
American Homes 4 Rent ‘A’ REIT	102,324	2,681,912
American Tower Corp REIT	3,800	873,316
Americold Realty Trust REIT	33,340	1,168,900
Apartment Investment & Management Co ‘A’ REIT	45,449	2,347,441
AvalonBay Communities Inc REIT	23,912	5,014,346
Boston Properties Inc REIT	18,730	2,582,118
Brandywine Realty Trust REIT	25,618	403,484
Cousins Properties Inc REIT	51,088	2,104,826
Crown Castle International Corp REIT	3,640	517,426
CubeSmart REIT	44,036	1,386,253
Duke Realty Corp REIT	40,302	1,397,270
EPR Properties REIT	23,808	1,681,797
Equinix Inc REIT	10,465	6,108,421
Equity LifeStyle Properties Inc REIT	22,752	1,601,513
Equity Residential REIT	12,194	986,739
Essential Properties Realty Trust REIT	34,513	856,268
Essex Property Trust Inc REIT	13,216	3,976,166
Extra Space Storage Inc REIT	20,233	2,137,009
First Industrial Realty Trust Inc REIT	17,287	717,583
Healthcare Realty Trust Inc REIT	33,180	1,107,217
Healthcare Trust of America Inc ‘A’ REIT	102,327	3,098,462
Healthpeak Properties Inc REIT	52,625	1,813,984
Host Hotels & Resorts Inc REIT	83,987	1,557,959
Invitation Homes Inc REIT	159,233	4,772,213
Kilroy Realty Corp REIT	24,174	2,028,199
Park Hotels & Resorts Inc REIT	31,101	804,583
Prologis Inc REIT	80,045	7,135,211
Public Storage REIT	5,719	1,217,918
Regency Centers Corp REIT	47,301	2,984,220
Sabra Health Care REIT Inc	46,198	985,865
Simon Property Group Inc REIT	18,204	2,711,668
STORE Capital Corp REIT	72,603	2,703,736
Sun Communities Inc REIT	19,289	2,895,279
Sunstone Hotel Investors Inc REIT	57,795	804,506
Taubman Centers Inc REIT	14,813	460,536
Terreno Realty Corp REIT	32,184	1,742,442
VICI Properties Inc REIT	53,183	1,358,826
Welltower Inc REIT	56,707	4,637,498
Weyerhaeuser Co REIT	18,311	552,992

		87,735,045

Technology - 2.7%

InterXion Holding NV (Netherlands) *	29,351	2,459,907

Total Common Stocks (Cost $73,404,268)		91,235,953

	Shares	Value
SHORT-TERM INVESTMENT - 0.3%

Money Market Fund - 0.3%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.510%	209,694	$209,694

Total Short-Term Investment (Cost $209,694)		209,694

TOTAL INVESTMENTS - 99.6% (Cost $73,613,962)		91,445,647

OTHER ASSETS & LIABILITIES, NET - 0.4%		408,548

NET ASSETS - 100.0%		$91,854,195

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$91,235,953	$91,235,953	$—	$—
	Short-Term Investment	209,694	209,694	—	—

	Total	$91,445,647	$91,445,647	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments

December 31, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 25.6%

Communications - 3.2%

AT&T Inc
2.799% (USD LIBOR + 0.890%) due 02/15/23 §	$15,000	$15,130
2.951% (USD LIBOR + 0.950%) due 07/15/21 §	520,000	525,083
NBCUniversal Enterprise Inc 2.309% (USD LIBOR + 0.400%) due 04/01/21 § ~	555,000	556,521
Verizon Communications Inc 2.894% (USD LIBOR + 1.000%) due 03/16/22 §	514,000	522,754

		1,619,488

Consumer, Cyclical - 1.8%

BMW US Capital LLC (Germany)
2.401% (USD LIBOR + 0.500%) due 08/13/21 § ~	300,000	300,846
2.540% (USD LIBOR + 0.640%) due 04/06/22 § ~	195,000	195,947
Daimler Finance North America LLC (Germany) 2.561% (USD LIBOR + 0.670%) due 11/05/21 § ~	110,000	110,499
Toyota Motor Credit Corp 2.412% (USD LIBOR + 0.540%) due 01/08/21 §	295,000	296,272

		903,564

Consumer, Non-Cyclical - 2.4%

Anheuser-Busch InBev Finance Inc (Belgium) 3.162% (USD LIBOR + 1.260%) due 02/01/21 §	290,000	293,233
Bristol-Myers Squibb Co 2.284% (USD LIBOR + 0.380%) due 05/16/22 § ~	465,000	466,653
CVS Health Corp 2.605% (USD LIBOR + 0.720%) due 03/09/21 §	465,000	467,960

		1,227,846

Energy - 1.1%

BP Capital Markets PLC (United Kingdom) 2.160% (USD LIBOR + 0.250%) due 11/24/20 §	431,000	431,680
Phillips 66 2.751% (USD LIBOR + 0.750%) due 04/15/20 § ~	135,000	135,058

		566,738

Financial - 12.7%

ABN AMRO Bank NV (Netherlands) 2.489% (USD LIBOR + 0.570%) due 08/27/21 § ~	190,000	190,820
American Express Co 2.429% (USD LIBOR + 0.525%) due 05/17/21 §	450,000	451,963
Bank of America Corp 2.597% (USD LIBOR + 0.650%) due 06/25/22 §	515,000	517,911

	Principal Amount	Value
3.126% (USD LIBOR + 1.160%) due 01/20/23 §	$20,000	$20,298
3.146% (USD LIBOR + 1.180%) due 10/21/22 §	70,000	71,042
Capital One Financial Corp 2.835% (USD LIBOR + 0.950%) due 03/09/22 §	555,000	560,889
Citigroup Inc
2.626% (USD LIBOR + 0.690%) due 10/27/22 §	185,000	186,514
2.900% (USD LIBOR + 0.960%) due 04/25/22 §	410,000	415,522
JPMorgan Chase & Co 2.509% (USD LIBOR + 0.610%) due 06/18/22 §	625,000	627,598
Morgan Stanley 2.883% (USD LIBOR + 0.930%) due 07/22/22 §	615,000	620,943
New York Life Global Funding 2.441% (USD LIBOR + 0.440%) due 07/12/22 § ~	330,000	331,398
Royal Bank of Canada (Canada) 2.398% (USD LIBOR + 0.470%) due 04/29/22 §	465,000	467,447
The Goldman Sachs Group Inc 2.707% (USD LIBOR + 0.780%) due 10/31/22 §	570,000	574,056
The Toronto-Dominion Bank (Canada) 2.318% (USD LIBOR + 0.430%) due 06/11/21 §	295,000	296,297
US Bank NA 2.285% (USD LIBOR + 0.400%) due 12/09/22 §	435,000	435,894
Wells Fargo Bank NA 2.545% (USD LIBOR + 0.660%) due 09/09/22 §	575,000	578,246

		6,346,838

Industrial - 2.2%

General Electric Co 2.801% (USD LIBOR + 0.800%) due 04/15/20 §	55,000	55,073
Honeywell International Inc 2.274% (USD LIBOR + 0.370%) due 08/08/22 §	310,000	311,833
John Deere Capital Corp 2.285% (USD LIBOR + 0.400%) due 06/07/21 §	465,000	466,757
United Technologies Corp 2.554% (USD LIBOR + 0.650%) due 08/16/21 §	270,000	270,036

		1,103,699

Technology - 0.5%

International Business Machines Corp 2.305% (USD LIBOR + 0.400%) due 05/13/21 §	230,000	230,937

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

	Principal Amount	Value
Utilities - 1.7%

Dominion Energy Gas Holdings LLC 2.494% (USD LIBOR + 0.600%) due 06/15/21 §	$345,000	$346,441
Duke Energy Florida LLC 2.167% (USD LIBOR + 0.250%) due 11/26/21 §	140,000	140,130
Florida Power & Light Co 2.308% (USD LIBOR + 0.400%) due 05/06/22 §	345,000	345,014

		831,585

Total Corporate Bonds & Notes (Cost $12,806,483)		12,830,695

ASSET-BACKED SECURITIES - 9.3%

Ally Auto Receivables Trust 2.350% due 06/15/22	291,114	291,753
Capital One Multi-Asset Execution Trust
2.150% (USD LIBOR + 0.410%) due 01/15/25 §	250,000	250,963
2.250% (USD LIBOR + 0.510%) due 09/16/24 §	405,000	407,759
2.370% (USD LIBOR + 0.630%) due 02/15/24 §	325,000	327,106
CARDS II Trust (Canada) 2.130% (USD LIBOR + 0.390%) due 05/15/24 § ~	150,000	150,394
Chase Issuance Trust
1.940% (USD LIBOR + 0.200%) due 04/17/23 §	248,000	248,301
2.290% (USD LIBOR + 0.550%) due 06/15/23 §	212,000	213,365
Citibank Credit Card Issuance Trust 2.204% (USD LIBOR + 0.490%) due 12/07/23 §	670,000	674,223
Evergreen Credit Card Trust (Canada) 2.220% (USD LIBOR + 0.480%) due 01/15/23 § ~	120,000	120,337
Ford Credit Auto Lease Trust 2.000% (USD LIBOR + 0.260%) due 02/15/22 §	350,000	349,958
Ford Credit Auto Owner Trust 1.980% (USD LIBOR + 0.240%) due 02/15/22 §	318,589	318,697
GM Financial Consumer Automobile Receivables Trust 1.970% due 05/16/22 ~	216,014	216,072
Navient Student Loan Trust 2.122% (USD LIBOR + 0.330%) due 12/27/67 § ~	49,219	49,219
Nissan Auto Receivables Owner Trust 2.820% due 01/18/22	111,734	112,116
USAA Auto Owner Trust 2.260% due 02/15/22	350,000	350,576
Verizon Owner Trust
2.025% (USD LIBOR + 0.260%) due 09/20/22 § ~	376,000	376,269
2.060% due 04/20/22 ~	180,630	180,915

Total Asset-Backed Securities (Cost $4,634,214)		4,638,023

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 2.0%

U.S. Treasury Notes - 2.0%

1.526% (UST + 0.000%) due 01/31/20 §	$1,000,000	$999,976

Total U.S. Treasury Obligations (Cost $999,934)		999,976

FOREIGN GOVERNMENT BONDS & NOTES - 24.4%

Bundesrepublik Deutschland Bundesanleihe (Germany) 3.250% due 01/04/20 ~	EUR 2,800,000	3,140,774
Canadian Government (Canada) 1.250% due 02/01/20	CAD 4,200,000	3,232,727
French Republic Government OAT (France) (0.572%) due 05/25/20 ~	EUR 2,300,000	2,586,186
United Kingdom Gilt (United Kingdom) 4.750% due 03/07/20 ~	GBP 2,450,000	3,269,234

Total Foreign Government Bonds & Notes (Cost $11,984,966)		12,228,921

	Shares
SHORT-TERM INVESTMENTS - 38.6%

Money Market Fund - 27.2%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.510%	13,595,988	13,595,988

	Principal Amount
U.S. Treasury Bills - 11.4%
1.513% due 02/04/20	$2,500,000	2,496,425
1.718% due 06/18/20	3,250,000	3,226,717

		5,723,142

Total Short-Term Investments (Cost $19,316,488)		19,319,130

TOTAL INVESTMENTS - 99.9% (Cost $49,742,085)		50,016,745

DERIVATIVES - (0.0%)		(16,342)

OTHER ASSETS & LIABILITIES, NET - 0.1%		46,427

NET ASSETS - 100.0%		$50,046,830

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of December 31, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	14,402,540	USD	9,881,702	01/20	CIT	$230,913	$—
AUD	1,426,723	USD	972,629	01/20	RBC	29,132	—
AUD	2,140	USD	1,447	01/20	SCB	56	—
AUD	1,663,386	USD	1,126,171	01/20	SSB	41,761	—
BRL	28,843,161	USD	7,006,465	01/20	GSC	159,210	—
BRL	15,980,000	USD	3,873,564	01/20	MSC	96,998	—
CAD	12,086,807	USD	9,145,003	01/20	CIT	163,992	—
CAD	5,534,048	USD	4,188,613	01/20	GSC	73,590	—
CAD	1,188,922	USD	894,157	01/20	RBC	21,525	—
CHF	2,318,380	USD	2,348,390	01/20	CIT	50,891	—
CHF	3,398,696	USD	3,456,736	01/20	GSC	60,558	—
CHF	247,364	USD	252,154	01/20	RBC	3,842	—
CLP	348,667,181	USD	484,078	01/20	CIT	—	(20,261)
CLP	2,955,688,860	USD	3,785,000	02/20	GSC	147,979	—
COP	26,113,999,000	USD	7,719,412	01/20	BRC	219,854	—
CZK	33,055,029	USD	1,409,596	01/20	CIT	48,494	—
CZK	19,807,803	USD	869,832	01/20	GSC	3,910	—
CZK	38,774,644	USD	1,655,338	01/20	SSB	55,050	—
EUR	7,805,459	USD	8,693,165	01/20	CIT	74,192	—
EUR	3,995,169	USD	4,426,300	01/20	GSC	61,209	—
EUR	1,710,000	USD	1,907,625	01/20	MSC	12,511	—
EUR	2,261,873	USD	2,508,989	01/20	SCB	31,624	—
EUR	7,534,477	USD	8,384,435	01/20	SSB	78,546	—
GBP	387,201	USD	474,306	01/20	CIT	38,907	—
GBP	1,113,999	USD	1,425,366	01/20	GSC	51,176	—
GBP	541,539	USD	663,575	01/20	RBC	54,204	—
GBP	979,352	USD	1,228,291	01/20	SCB	69,785	—
GBP	1,694,596	USD	2,124,756	01/20	SSB	121,335	—
HUF	632,672,407	USD	2,097,410	01/20	GSC	49,143	—
JPY	2,270,818,142	USD	21,187,490	01/20	CIT	—	(262,980)
JPY	247,140,184	USD	2,288,231	01/20	GSC	—	(10,952)
JPY	87,194,044	USD	808,091	01/20	RBC	—	(4,639)
JPY	138,129,473	USD	1,300,519	01/20	SCB	—	(27,722)
JPY	2,408,893,937	USD	22,347,595	01/20	SSB	—	(153,900)
KRW	2,330,155,320	USD	1,958,440	01/20	CIT	58,338	—
KRW	1,057,902,809	USD	913,087	01/20	GSC	2,540	—
MXN	16,611,512	USD	849,477	01/20	CIT	26,133	—
MXN	51,327,923	USD	2,646,023	01/20	GSC	59,523	—
MXN	144,700,000	USD	7,502,463	01/20	MSC	130,660	—
MXN	22,796,863	USD	1,157,197	01/20	SSB	44,448	—
MYR	8,054,000	USD	1,937,455	01/20	MSC	33,969	—
NOK	34,239,233	USD	3,820,000	01/20	CIB	80,295	—
NOK	192,175,636	USD	21,049,896	01/20	CIT	841,911	—
NOK	65,726,514	USD	7,195,500	01/20	GSC	291,777	—
NOK	10,192,278	USD	1,115,869	01/20	RBC	45,191	—
NOK	69,010,000	USD	7,587,527	01/20	SSB	273,613	—
NZD	5,224,903	USD	3,319,759	01/20	CIT	198,795	—
NZD	2,935,486	USD	1,874,602	01/20	GSC	102,213	—
NZD	768,502	USD	486,580	01/20	RBC	30,944	—
NZD	1,450,408	USD	920,661	01/20	SCB	56,072	—
NZD	1,018,992	USD	645,312	01/20	SSB	40,897	—
PLN	2,365,587	USD	600,509	01/20	CIT	23,062	—
PLN	1,052,694	USD	267,420	01/20	SSB	10,072	—
SEK	17,451,700	USD	1,818,713	01/20	CIT	46,506	—
SEK	62,421,526	USD	6,388,606	01/20	GSC	282,941	—
SEK	15,514,337	USD	1,608,983	01/20	SCB	49,173	—
SEK	136,119,588	USD	14,238,947	01/20	SSB	307,513	—
TRY	3,225,443	USD	536,144	01/20	GSC	2,971	—
TRY	2,547,493	USD	426,809	01/20	RBC	—	(1,009)
TRY	3,066,427	USD	508,824	01/20	SSB	3,713	—
USD	3,907,039	AUD	5,675,000	01/20	CIB	—	(77,107)
USD	3,118,807	AUD	4,550,309	01/20	CIT	—	(76,152)
USD	8,425,122	AUD	12,315,252	01/20	GSC	—	(221,923)
USD	573,077	AUD	837,207	01/20	SCB	—	(14,761)
USD	1,977,513	AUD	2,908,177	01/20	SSB	—	(64,437)
USD	1,040,265	BRL	4,338,322	01/20	CIT	—	(37,530)
USD	1,605,771	BRL	6,613,132	01/20	GSC	—	(37,168)
USD	127,852	BRL	520,000	01/20	MSC	—	(1,353)
USD	14,527,542	CAD	19,125,000	01/20	CIB	—	(201,730)
USD	5,386,756	CAD	7,147,572	01/20	CIT	—	(118,147)
USD	4,801,591	CAD	6,353,799	01/20	GSC	—	(91,966)
USD	1,035,541	CAD	1,356,142	01/20	RBC	—	(8,929)
USD	333,898	CAD	442,285	01/20	SCB	—	(6,740)
USD	5,317,994	CAD	7,066,582	01/20	SSB	—	(124,533)
USD	6,277,870	CHF	6,187,582	01/20	CIT	—	(125,629)
USD	6,643,497	CHF	6,529,084	01/20	GSC	—	(113,421)
USD	2,030,948	CHF	2,002,647	01/20	SCB	—	(41,582)
USD	18,427,806	CHF	18,114,398	01/20	SSB	—	(315,930)
USD	483,317	CLP	348,660,097	01/20	GSC	19,509	—
USD	225,749	COP	751,448,000	01/20	MSC	—	(2,709)
USD	581,195	CZK	13,584,152	01/20	CIT	—	(18,015)
USD	1,651,333	CZK	38,147,511	01/20	GSC	—	(31,391)
USD	19,575,567	EUR	17,686,775	01/20	CIT	—	(290,820)
USD	3,043,613	EUR	2,730,584	01/20	GSC	—	(23,472)
USD	877,128	EUR	792,962	01/20	RBC	—	(13,554)
USD	3,283,767	EUR	2,953,696	01/20	SSB	—	(33,925)
USD	3,243,458	GBP	2,503,402	01/20	CIT	—	(74,660)
USD	3,409,711	GBP	2,776,273	01/20	GSC	—	(270,082)
USD	3,259,482	GBP	2,465,000	01/20	SSB	—	(7,268)
USD	1,800,862	HUF	545,300,941	01/20	CIT	—	(49,254)
USD	4,197,209	HUF	1,243,537,579	01/20	SSB	—	(20,947)
USD	5,379,683	JPY	581,049,259	01/20	CIT	25,590	—
USD	9,482,333	JPY	1,009,055,178	01/20	GSC	184,369	—
USD	1,125,807	JPY	119,541,531	01/20	RBC	24,288	—
USD	1,757,732	JPY	186,723,684	01/20	SSB	37,162	—
USD	3,215,716	KRW	3,762,774,950	01/20	GSC	—	(41,011)
USD	552,978	KRW	658,927,988	01/20	SSB	—	(17,333)
USD	1,674,818	MXN	33,246,816	01/20	CIT	—	(77,655)
USD	3,850,005	MXN	76,260,037	01/20	GSC	—	(169,738)
USD	380,773	MXN	7,503,516	01/20	SCB	—	(14,745)
USD	5,765,738	NOK	52,500,251	01/20	CIT	—	(214,861)
USD	2,384,044	NOK	21,539,174	01/20	GSC	—	(69,604)
USD	538,891	NOK	4,942,016	01/20	SCB	—	(24,082)
USD	6,753,186	NOK	61,665,277	01/20	SSB	—	(271,453)
USD	7,151,121	NZD	11,060,374	01/20	CIT	—	(297,156)
USD	2,861,496	NZD	4,499,644	01/20	GSC	—	(168,654)
USD	478,240	NZD	744,178	01/20	RBC	—	(22,904)
USD	2,132,055	NZD	3,368,814	01/20	SCB	—	(136,572)
USD	11,015,388	NZD	16,756,027	01/20	SSB	—	(267,739)
USD	867,384	PLN	3,417,925	01/20	GSC	—	(33,586)
USD	3,820,000	SEK	35,898,832	01/20	CIB	—	(15,901)
USD	9,510,110	SEK	92,753,976	01/20	CIT	—	(403,338)
USD	1,475,883	SEK	14,258,311	01/20	GSC	—	(48,030)
USD	249,491	SEK	2,452,188	01/20	RBC	—	(12,597)
USD	1,174,881	SEK	11,395,459	01/20	SCB	—	(43,054)
USD	3,197,676	SEK	30,704,709	01/20	SSB	—	(84,011)
USD	7,602,471	THB	229,400,000	01/20	BRC	—	(59,159)
USD	192,424	TRY	1,129,243	01/20	GSC	3,678	—
USD	1,313,081	TRY	7,709,493	01/20	RBC	24,481	—
USD	242,917	ZAR	3,660,719	01/20	CIT	—	(17,689)
USD	2,714,052	ZAR	40,319,074	01/20	GSC	—	(156,249)
USD	640,047	ZAR	9,840,278	01/20	SSB	—	(60,479)
ZAR	18,118,067	USD	1,173,982	01/20	CIT	115,837	—
ZAR	35,705,666	USD	2,362,589	01/20	GSC	179,285	—

Total Forward Foreign Currency Contracts						$5,707,856	($5,724,198)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of December 31, 2019:

		Total Value at December 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$12,830,695	$—	$12,830,695	$—
	Asset-Backed Securities	4,638,023	—	4,638,023	—
	U.S. Treasury Obligations	999,976	—	999,976	—
	Foreign Government Bonds & Notes	12,228,921	—	12,228,921	—
	Short-Term Investments	19,319,130	13,595,988	5,723,142	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	5,707,856	—	5,707,856	—

	Total Assets	55,724,601	13,595,988	42,128,613	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(5,724,198)	—	(5,724,198)	—

	Total Liabilities - Derivatives	(5,724,198)	—	(5,724,198)	—

	Total	$50,000,403	$13,595,988	$36,404,415	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 156 and 157

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

December 31, 2019 (Unaudited)

Explanation of Symbols:

*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of December 31, 2019. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of December 31, 2019.
¥	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
~	Securities are not registered under the Securities Act of 1933 (1933 Act) and these securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡	Investments were fully or partially segregated with the broker(s)/ custodian as collateral for reverse repurchase agreements, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of December 31, 2019.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the “Board”. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
»	Stapled Security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
±	Investments categorized as a significant unobservable input (Level 3).

Counterparty & Exchange Abbreviations:

ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
BSC	Banco Santander Central Hispano
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
EUX	Eurex Exchange
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
ING	ING Baring
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SGN	Societe Generale
SSB	State Street Bank
UBS	UBS

Currency Abbreviations:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Payment Frequency Abbreviations:

A	Annual
L	Lunar
M	Monthly
Q	Quarterly
S	Semiannual
Z	At Maturity

Reference Rate Abbreviations:

ARS Deposit	Argentina Deposit Rate
ARS Reference	Argentina Reference Rate
AUD Bank Bill	Australian Dollar Bank Bill Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
US FED	United States Federal Reserve Bank Rate
US PRIME	United States Prime Rate
UST	United States Treasury Rate

Other Abbreviations:

ADR	American Depositary Receipt
CDI	Chess Depositary Interests
GDR	Global Depositary Receipt
IO	Interest Only
PIK	Payment In Kind
REIT	Real Estate Investment Trust

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

December 31, 2019 (Unaudited)

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk.

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2019 (Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (which may be referred to as “Pacific Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, management investment company, and is organized as a Delaware statutory trust.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. The Trust is comprised of separate funds (each individually a “Fund”, and collectively the “Funds”).

2. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of the Trust’s Administrator (see Note 6), and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 -	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 -	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 -	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2019 (Unaudited)

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker- dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2019 (Unaudited)

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

3. INVESTMENTS IN AFFILIATED FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended December 31, 2019 is as follows:

	Beginning		Distributions		Net	Change in Unrealized	As of December 31, 2019
Fund/Underlying Fund	Value as of April 1, 2019	Purchase Cost (1)	Received and Reinvested (2)	Sales Proceeds	Realized Gain (Loss) (3)	Appreciation (Depreciation)	Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Conservative
Pacific Funds Core Income	$7,598,484	$66,985	$163,574	$1,589,896	$17,469	$276,935	$6,533,551	594,500
Pacific Funds Floating Rate Income	6,356,221	66,528	203,687	3,093,247	(95,143)	105,345	3,543,391	356,478
Pacific Funds High Income	16,618,804	2,566,043	673,502	2,413,864	(24,903)	447,089	17,866,671	1,746,498
PF Inflation Managed	14,124,612	139,554	160,475	2,095,270	50,046	462,072	12,841,489	1,404,977
PF Managed Bond	93,902,067	833,810	1,059,118	18,387,430	1,321,448	3,018,975	81,747,988	7,472,394
PF Short Duration Bond	37,048,639	7,672,897	1,047,627	4,866,815	22,609	(9,171)	40,915,786	4,112,139
PF Emerging Markets Debt	12,751,835	154,988	585,300	1,650,341	(884)	(107,607)	11,733,291	1,295,065
Pacific Funds Small-Cap Growth	760,923	11,744	—	89,267	(17,070)	26,060	692,390	56,429
PF Developing Growth	498,405	6,734	—	71,296	43,328	(24,742)	452,429	26,228
PF Growth	2,323,716	20,770	229	457,615	101,706	257,663	2,246,469	72,843
PF Large-Cap Value	4,668,784	50,658	59,022	747,436	267,694	294,670	4,593,392	359,139
PF Multi-Asset	37,434,469	1,599,328	887,820	6,126,329	169,733	3,774,638	37,739,659	3,456,013
PF Small-Cap Value	1,255,559	17,270	7,118	165,187	53,453	51,698	1,219,911	146,977
PF Emerging Markets	5,103,493	38,268	33,930	3,039,730	671,985	(476,720)	2,331,226	181,560
PF International Large-Cap	1,396,039	13,807	10,001	788,772	139,717	(10,283)	760,509	66,887
PF International Small-Cap	1,272,421	12,652	—	1,288,641	(96,035)	99,603	—	—
PF International Value	1,375,816	18,485	20,214	740,531	5,745	49,413	729,142	92,063
PF Real Estate	3,877,366	33,675	65,178	731,567	44,421	310,276	3,599,349	270,628
PF Currency Strategies	3,796,527	3,590,023	—	744,944	(26,392)	54,125	6,669,339	712,536
PF Equity Long/Short (4)	3,802,632	8,714	—	3,630,548	(649,066)	468,268	—	—
	$255,966,812	$16,922,933	$4,976,795	$52,718,726	$1,999,861	$9,068,307	$236,215,982

Pacific Funds Portfolio Optimization Moderate-Conservative
Pacific Funds Core Income	$8,822,165	$51,616	$192,218	$1,528,489	$15,693	$328,947	$7,882,150	717,211
Pacific Funds Floating Rate Income	7,416,217	70,236	231,007	4,319,170	(126,789)	133,508	3,405,009	342,556
Pacific Funds High Income	22,357,375	5,354,856	930,243	3,468,845	(35,130)	625,752	25,764,251	2,518,500
PF Inflation Managed	9,357,278	56,927	104,955	1,474,655	39,546	302,593	8,386,644	917,576
PF Managed Bond	109,150,939	639,718	1,266,827	18,485,108	1,415,862	3,646,147	97,634,385	8,924,532
PF Short Duration Bond	29,791,079	7,460,390	862,141	4,522,768	27,329	3,879	33,622,050	3,379,101
PF Emerging Markets Debt	16,726,117	106,551	756,676	2,324,255	69	(132,432)	15,132,726	1,670,279
Pacific Funds Small-Cap Growth	1,108,836	10,285	—	138,164	18,654	(6,492)	993,119	80,939
PF Developing Growth	726,274	4,800	—	113,139	85,346	(57,959)	645,322	37,410
PF Growth	9,783,262	55,870	945	2,084,941	441,185	1,060,569	9,256,890	300,159
PF Large-Cap Value	21,330,322	123,425	264,659	3,713,384	1,228,466	1,325,003	20,558,491	1,607,388
PF Multi-Asset	81,552,140	469,998	1,837,667	14,290,011	648,823	7,751,431	77,970,048	7,140,114
PF Small-Cap Value	3,659,180	32,874	20,487	508,236	177,686	124,341	3,506,332	422,450
PF Emerging Markets	13,015,087	73,923	100,078	6,939,199	2,075,584	(1,465,434)	6,860,039	534,271
PF International Large-Cap	6,473,127	36,475	61,349	2,585,758	739,614	(68,430)	4,656,377	409,532
PF International Small-Cap	3,708,606	32,609	94,610	2,194,973	(92,381)	154,147	1,702,618	171,462
PF International Value	7,108,208	64,109	136,394	2,730,958	37,165	293,807	4,908,725	619,789
PF Real Estate	9,418,586	1,785,963	185,893	1,977,785	105,863	726,849	10,245,369	770,328
PF Currency Strategies	5,533,000	5,187,638	—	1,189,929	(62,749)	102,325	9,570,285	1,022,466
PF Equity Long/Short (4)	5,541,750	10,489	—	5,288,677	(926,597)	663,035	—	—
	$372,579,548	$21,628,752	$7,046,149	$79,878,444	$5,813,239	$15,511,586	$342,700,830

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2019 (Unaudited)

	Beginning		Distributions		Net	Change in Unrealized	As of December 31, 2019
Fund/Underlying Fund	Value as of April 1, 2019	Purchase Cost (1)	Received and Reinvested (2)	Sales Proceeds	Realized Gain (Loss) (3)	Appreciation (Depreciation)	Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Moderate
Pacific Funds Core Income	$18,006,462	$52,732	$397,707	$2,639,177	$28,906	$681,143	$16,527,773	1,503,892
Pacific Funds Floating Rate Income	11,459,848	72,867	356,792	6,619,325	(205,838)	216,202	5,280,546	531,242
Pacific Funds High Income	46,123,452	5,596,228	1,860,755	6,433,283	(62,405)	1,226,822	48,311,569	4,722,539
PF Inflation Managed	11,582,422	48,313	131,478	1,674,646	45,008	378,661	10,511,236	1,150,026
PF Managed Bond	219,577,492	17,517,405	2,803,740	34,285,792	3,046,100	7,546,512	216,205,457	19,762,839
PF Short Duration Bond	69,140,691	5,738,534	1,751,900	8,411,578	133,526	4,573	68,357,646	6,870,115
PF Emerging Markets Debt	23,004,631	68,837	1,049,243	2,945,393	7,458	(191,767)	20,993,009	2,317,109
Pacific Funds Small-Cap Growth	6,862,909	35,411	—	760,927	(63,944)	137,195	6,210,644	506,165
PF Developing Growth	4,495,080	13,764	—	635,645	391,168	(220,533)	4,043,834	234,425
PF Growth	86,169,450	251,744	8,449	16,881,596	3,760,709	9,498,905	82,807,661	2,685,073
PF Large-Cap Value	75,681,904	5,610,417	1,025,801	12,028,859	(274,530)	9,673,116	79,687,849	6,230,481
PF Multi-Asset	401,029,374	1,183,885	9,165,475	64,032,170	2,428,804	39,125,433	388,900,801	35,613,626
PF Small-Cap Value	22,646,588	117,646	95,299	7,988,505	862,197	584,752	16,317,977	1,966,021
PF Emerging Markets	46,031,557	147,562	398,104	21,746,110	8,500,176	(6,030,211)	27,301,078	2,126,252
PF International Large-Cap	19,459,547	57,835	249,818	3,109,631	2,626,152	(311,887)	18,971,834	1,668,587
PF International Small-Cap	11,476,951	58,621	300,389	6,614,820	(270,565)	457,686	5,408,262	544,639
PF International Value	21,997,625	115,099	597,568	2,473,012	153,041	1,124,952	21,515,273	2,716,575
PF Real Estate	29,145,205	5,469,235	580,367	5,748,766	395,889	2,158,660	32,000,590	2,406,059
PF Currency Strategies	14,268,549	13,333,123	—	7,996,850	(298,880)	336,991	19,642,933	2,098,604
PF Equity Long/Short (4)	14,291,047	—	—	13,609,494	(2,416,521)	1,734,968	—	—
	$1,152,450,784	$55,489,258	$20,772,885	$226,635,579	$18,786,451	$68,132,173	$1,088,995,972

Pacific Funds Portfolio Optimization Growth
Pacific Funds Core Income	$5,821,489	$432,996	$133,045	$718,415	$4,754	$225,985	$5,899,854	536,838
Pacific Funds Floating Rate Income	4,417,354	11,936	118,030	4,536,824	(123,649)	113,153	—	—
Pacific Funds High Income	26,669,108	70,041	1,047,480	3,055,288	(29,587)	673,761	25,375,515	2,480,500
PF Inflation Managed	4,464,711	14,766	51,884	546,115	14,016	149,186	4,148,448	453,878
PF Managed Bond	70,124,800	16,914,678	1,067,446	9,308,122	1,033,004	2,492,934	82,324,740	7,525,113
PF Short Duration Bond	17,767,979	8,491,538	633,684	2,060,713	39,024	(142,784)	24,728,728	2,485,299
PF Emerging Markets Debt	13,301,449	26,353	618,067	1,464,221	17,065	(131,097)	12,367,616	1,365,079
Pacific Funds Small-Cap Growth	10,582,026	35,596	—	3,488,096	(426,160)	376,268	7,079,634	576,987
PF Developing Growth	6,930,939	14,053	—	2,444,808	389,580	(217,353)	4,672,411	270,864
PF Growth	56,556,688	8,466,786	6,599	9,817,418	4,184,402	5,246,356	64,643,413	2,096,090
PF Large-Cap Value	52,644,228	4,321,215	734,764	7,324,331	3,336,811	3,338,824	57,051,511	4,460,634
PF Multi-Asset	439,328,375	865,589	10,129,377	66,163,105	2,384,816	43,238,955	429,784,007	39,357,510
PF Small-Cap Value	26,189,940	89,001	152,612	2,522,075	1,726,415	499,228	26,135,121	3,148,810
PF Emerging Markets	48,795,883	118,669	506,948	17,918,198	8,649,655	(5,383,264)	34,769,693	2,707,920
PF International Large-Cap	23,827,393	47,459	203,296	10,965,323	2,683,318	(333,003)	15,463,140	1,359,995
PF International Small-Cap	8,848,134	29,666	489,063	844,437	(36,755)	320,788	8,806,459	886,854
PF International Value	26,526,020	90,469	472,647	11,241,551	74,488	1,097,206	17,019,279	2,148,899
PF Real Estate	26,963,249	8,484,887	610,137	4,755,520	393,144	1,935,994	33,631,891	2,528,714
PF Currency Strategies	8,800,318	8,231,295	—	5,592,043	(144,356)	159,355	11,454,569	1,223,779
PF Equity Long/Short (4)	8,814,136	—	—	8,393,453	(1,361,216)	940,533	—	—
	$887,374,219	$56,756,993	$16,975,079	$173,160,056	$22,808,769	$54,601,025	$865,356,029

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

December 31, 2019 (Unaudited)

	Beginning		Distributions		Net	Change in Unrealized	As of December 31, 2019
Fund/Underlying Fund	Value as of April 1, 2019	Purchase Cost (1)	Received and Reinvested (2)	Sales Proceeds	Realized Gain (Loss) (3)	Appreciation (Depreciation)	Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Aggressive-Growth
Pacific Funds Core Income	$314,307	$156,193	$8,267	$34,235	$796	$12,110	$457,438	41,623
Pacific Funds Floating Rate Income	3,801	—	2	3,815	12	—	—	—
Pacific Funds High Income	1,559,871	14,905	62,748	141,562	1,153	37,233	1,534,348	149,985
PF Managed Bond	4,388,991	1,422,669	72,799	465,648	79,561	116,540	5,614,912	513,246
PF Short Duration Bond	1,558,880	4,695,609	114,163	1,905,735	18,124	(25,608)	4,455,433	447,782
PF Emerging Markets Debt	1,556,007	13,959	75,350	121,771	(242)	(15,396)	1,507,907	166,436
Pacific Funds Small-Cap Growth	4,641,966	47,996	—	359,953	(36,937)	94,508	4,387,580	357,586
PF Developing Growth	3,040,477	24,794	—	289,134	275,745	(163,941)	2,887,941	167,417
PF Growth	31,504,514	4,791,755	3,807	4,382,664	1,927,967	3,478,919	37,324,298	1,210,256
PF Large-Cap Value	16,781,066	122,522	226,463	1,624,636	1,114,762	983,001	17,603,178	1,376,324
PF Multi-Asset	176,778,623	1,072,537	4,316,051	17,897,854	689,127	18,349,271	183,307,755	16,786,424
PF Small-Cap Value	16,849,568	169,268	91,227	2,824,642	985,119	353,386	15,623,926	1,882,401
PF Emerging Markets	18,680,820	128,766	210,220	5,947,757	3,650,275	(2,302,805)	14,419,519	1,123,016
PF International Large-Cap	6,968,174	49,088	74,603	2,183,889	1,062,146	(296,540)	5,673,582	498,996
PF International Small-Cap	4,657,643	39,433	172,642	1,864,783	(75,946)	179,937	3,108,926	313,084
PF International Value	7,935,351	79,755	179,867	2,128,736	45,805	365,226	6,477,268	817,837
PF Real Estate	9,462,486	3,125,543	224,636	1,251,208	147,279	693,072	12,401,808	932,467
PF Currency Strategies	2,316,273	2,208,203	—	1,818,892	(39,025)	37,234	2,703,793	288,867
PF Equity Long/Short (4)	2,319,912	6,217	—	2,214,881	(362,041)	250,793	—	—
	$311,318,730	$18,169,212	$5,832,845	$47,461,795	$9,483,680	$22,146,940	$319,489,612

(1)	Purchase cost excludes distributions received and reinvested, if any.
(2)	Distributions received include distributions from net investment income, if any.
(3)	Net realized gain (loss) includes capital gains, if any.
(4)	All shares in the PF Equity Long/Short Fund were fully redeemed during the period ended December 31, 2019.

As of December 31, 2019, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Fund	Ownership Percentage
Pacific Funds Diversified Income	100.00%
Pacific Funds Ultra Short Income	50.08%
Pacific Funds Large-Cap Value	40.55%
Pacific Funds Small-Cap Growth	11.33%
Pacific Funds Small-Cap Value	33.49%
PF Mid-Cap Equity Fund	100.00%